                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                             File No. 333-104654
                                                              File No. 811-21335

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

         Pre-Effective Amendment No.                              / /
         Post-Effective Amendment No.  5                          /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /X/

         Amendment No.                8
                        (Check appropriate box or boxes)

                               OPTIMUM FUND TRUST
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               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania      19103-7094
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               (Address of Principal Executive Offices)         (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 523-1918
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     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
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                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                               July 29, 2006

It is proposed that this filing will become effective:
      / / immediately upon filing pursuant to paragraph (b)
      /X/ on July 29, 2006 pursuant to paragraph (b)
      / / 60 days after filing pursuant to paragraph (a)(1)
      / / on (date) pursuant to paragraph (a)(1)
      / / 75 days after filing pursuant to paragraph (a)(2)
      / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

        / / This  post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           - - - C O N T E N T S - - -

This Post-Effective Amendment No. 5 to Registration File No. 333-104654 includes the following:

1.       Facing Page

2.       Contents Page

3.       Part A - Prospectuses

4.       Part B - Statement of Additional Information

5.       Part C - Other Information

6.       Signatures

7.       Exhibits

Prospectus        JULY 29, 2006
[GRAPHIC OMITTED]

                 OPTIMUM LARGE CAP GROWTH FUND
                 OPTIMUM LARGE CAP VALUE FUND
                 OPTIMUM SMALL CAP GROWTH FUND
                 OPTIMUM SMALL CAP VALUE FUND
                 OPTIMUM INTERNATIONAL FUND
                 OPTIMUM FIXED INCOME FUND

                 CLASS A * CLASS B * CLASS C

               THE  SECURITIES  AND  EXCHANGE  COMMISSION  HAS NOT  APPROVED  OR
               DISAPPROVED  THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS
               PROSPECTUS,  AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
               OFFENSE.

   OPTIMUM FUND TRUST * 2005 MARKET STREET * PHILADELPHIA, PENNSYLVANIA 19103

What are the Funds' goals, strategies, and risks?                     page 2
Optimum Large Cap Growth Fund                                              2
Optimum Large Cap Value Fund                                               5
Optimum Small Cap Growth Fund                                              7
Optimum Small Cap Value Fund                                               9
Optimum International Fund                                                11
Optimum Fixed Income Fund                                                 13

How have the Funds performed?                                        page 15

What are the Funds' fees and expenses?                               page 27

More information about the Funds' risks                              page 31

Disclosure of portfolio holdings information                         page 34

Who manages the Funds                                                page 35
Investment manager                                                        35
Sub-advisers and portfolio managers                                       35
Who's who?                                                                38

About your account                                                   page 40
Investing in the Funds                                                    40
Choosing a share class                                                    40
Dealer compensation                                                       43
How to reduce your sales charge                                           44
How to buy shares                                                         45
Fair valuation                                                            47
Document delivery                                                         48
How to sell shares                                                        48
How to transfer shares                                                    48
Account minimums                                                          49
Special services                                                          49
Exchanges                                                                 49
Frequent trading of Fund shares                                           49
Dividends, distributions and taxes                                        51

Financial highlights                                                 page 52

Appendix                                                             page 64

Additional information                                               page 74

                                       1

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Profile:  Optimum Large Cap Growth Fund
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What is the Fund's goal?

The Large Cap Growth Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes)  in  securities  of  large  market capitalization  companies.  This policy may be changed  only upon 60 days' prior notice to shareholders.  For purposes of this Fund, large market  capitalization companies  are those  companies  whose market  capitalization  is similar to the market  capitalization  of  companies in the Russell  1000(R)  Growth  Index.  A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment.  Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-advisers  believe  provide opportunities  for capital  growth,  such as  preferred  stocks,  warrants,  and securities  convertible into common stocks. In keeping with the Fund's goal, the
Fund  may also  invest  in  foreign  securities;  futures,  options,  and  other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected T.
Rowe Price  Associates,  Inc. ("T. Rowe Price") and Marsico Capital  Management,
LLC ("Marsico Capital") to serve as the Fund's sub-advisers. Each sub-adviser is responsible  for the  day-to-day  investment  management  of the  portion of the
Fund's  assets that the Manager  allocates to the  sub-adviser.  The Manager may change the  allocation at any time.  The relative  values of each  sub-adviser's share of the Fund's assets also may change over time. Each  sub-adviser  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

In  managing  its  portion of the Fund's  assets,  T. Rowe  Price  mostly  seeks investments  in  companies  that have the  ability to pay  increasing  dividends through  strong cash flow. T. Rowe Price  generally  looks for companies with an above-average  rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain  earnings  momentum  even during times of slow economic  growth.  T. Rowe  Price  believes  that when a company  increases  its earnings  faster than both  inflation and the overall  economy,  the market will eventually reward it with a higher stock price.

In  pursuing  its  investment  strategy,  T. Rowe  Price has the  discretion  to purchase some securities  that do not meet its normal  investment  criteria,  as described  above,  when it  perceives  an unusual  opportunity  for gain.  These special  situations  might  arise  when T. Rowe  Price's  management  believes a security could increase in value for a variety of reasons, including a change in management,  an extraordinary  corporate event, or a temporary  imbalance in the supply of or demand for the securities.

In  selecting  investments  for the  Portfolio,  Marsico  uses an approach  that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macro-economic  factors as interest  rates,  inflation,  demographics,  the regulatory  environment and the global  competitive  landscape.  In  addition,  Marsico may also  examine  other factors  that  may  include,  without  limitation,  the most  attractive  global investment  opportunities,  industry  consolidation,  and the  sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors,  industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual  companies with earnings growth potential that may  not be  recognized  by the  market  at  large.  In  determining  whether  a particular company may be a suitable  investment,  Marsico may focus on any of a number  of  different  attributes  that may  include,  without  limitation,  the company's specific market expertise or dominance;  its franchise  durability and pricing power;  solid  fundamentals  (e.g.,  a strong  balance sheet,  improving returns on equity,  the  ability to  generate  free cash flow,  apparent  use of conservative accounting standards, and transparent financial disclosure); strong and ethical  management;  commitment to  shareholder  interests;  and reasonable valuations  in the context of  projected  growth  rates.  This process is called bottom-up stock selection.

As part of this fundamental,  bottom-up research, Marsico may visit with various levels of a company's  management,  as well as with (as relevant) its customers, suppliers,  distributors  and  competitors.  Marsico  also may prepare  detailed earnings and cash flow models of companies.  These models may assist  Marsico in projecting  potential  earnings  growth and other  important  company  financial characteristics under different scenarios. Each model is typically customized to follow a particular  company and is generally intended to replicate and describe a company's  past,  present and  potential  future  performance.  The models may include  quantitative  information and detailed  narratives that reflect updated interpretations of corporate data and company and industry developments.

                                       2

Marsico may reduce or sell investments in portfolio companies if, in the opinion of  Marsico,  a company's  fundamentals  change  substantively,  its stock price appreciates  excessively in relation to fundamental  earnings growth  prospects, the  company  appears  not to realize  its growth  potential,  or there are more attractive investment opportunities elsewhere.

In response to market,  economic,  political or other conditions,  a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment  objectives,  and the Fund will notify  shareholders prior to a material change in the Fund's objective.

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little to no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives  Risk - The Fund's  investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk - Stocks and other equity  securities  generally  fluctuate in value more than bonds.

Fixed Income Risk - Investments in fixed income  securities may subject the Fund to the following risks:

     Credit Risk - An issuer of a security may not be able to make  interest and principal payments when due.

     Interest Rate Risk - In general, securities, particularly bonds with longer maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower Rated  Securities  Risk - "Junk" or "high  yield,  high risk"  bonds,
     while   generally   having   higher   yields,   are   subject   to  reduced
     creditworthiness of issuers,  increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk - The Fund's  investments  in foreign  securities  may be adversely affected by political developments,  changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting  standards.  Foreign securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk - Risks associated with international  investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk - The sub-advisers primarily use a particular style or set of styles - in this case "growth"  styles - to select  investments for the Fund.
Those  styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

     Growth Investing Risk - "Growth" stocks tend to be more expensive  relative to their  earnings or assets  compared  to other types of stocks.  "Growth"
     stocks  also tend to be  sensitive  to changes in their  earnings  and more volatile than other types of stocks.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently from the market as a whole.

Large Capitalization  Companies Risk - Large capitalization companies tend to be
less  volatile  than  companies  with  smaller  market   capitalizations.   This
potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence or heavy institutional selling.

Portfolio  Management Risk - The  sub-advisers'  strategies and their securities selections might fail to produce the intended result.

                                       3

Profile:  Optimum Large Cap Growth Fund (continued)

What are the main risks of investing in the Fund? (continued)

Portfolio  Turnover  Risk - High  portfolio  turnover  may  result in  increased transaction  costs to the Fund,  which may result in higher  Fund  expenses  and could reduce investment returns.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       4

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Profile:  Optimum Large Cap Value Fund
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What is the Fund's goal?

The Large Cap Value Fund seeks  long-term  growth of capital.  The Fund may also seek income.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes)  in  securities  of  large  market capitalization  companies.  This policy may be changed  only upon 60 days' prior notice to shareholders.  For purposes of this Fund, large market  capitalization companies  are those  companies  whose market  capitalization  is similar to the market  capitalization  of  companies  in the  Russell  1000(R) Value  Index.  A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment.  Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-advisers  believe  provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities  convertible into common stocks. In keeping with the Fund's goal, the Fund may also  invest in foreign  securities;  futures,  options,  and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager,  Delaware  Management Company (the "Manager"),  has selected
Massachusetts  Financial Services Company ("MFS") and TCW Investment  Management
Company  ("TCW"),  to serve as the  Fund's  sub-advisers.  Each  sub-adviser  is responsible  for the  day-to-day  investment  management  of the  portion of the
Fund's  assets that the Manager  allocates to the  sub-adviser.  The Manager may change the  allocation at any time.  The relative  values of each  sub-adviser's share of the Fund's assets also may change over time. Each  sub-adviser  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

MFS selects  equity  securities  that it believes are  undervalued in the market relative to their long-term  potential.  Undervalued equity securities generally produce income and have low price-to-book, price-to-cash flow and price-to sales ratios.  In managing  its portion of the Fund's  assets,  MFS seeks to achieve a gross yield that  exceeds  that of the  Standard & Poor's 500 Index.  MFS uses a
"bottom-up"  stock selection  approach.  This means that MFS selects  securities based  upon  fundamental  analysis  of factors  such as  earnings,  cash  flows, competitive position, and management's abilities.

In managing its portion of the Fund's assets,  TCW employs a highly  disciplined investment process that has three steps. First, TCW quantitatively  analyzes the investable  universe  for  companies  that meet one (or more) of our five  value characteristics.  Given  TCW's  yield  objectives,  dividend  yield  is the most heavily weighted of the five valuation criteria. The remaining four are price to earnings,  price to cash flow,  price to book value,  and price to sales  ratios equal to or lower than the overall  market,  as defined by the Standard & Poor's
500 Index. The second step is in-depth  fundamental  analysis.  TCW's goal is to find a fundamental  catalyst that will lead to the stock value being realized in the market place such as new or strong management, new products or market niche, or a restructuring. The third step is portfolio construction.

In response to market,  economic,  political or other conditions,  a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment  objectives,  and the Fund will notify  shareholders prior to a material change in the Fund's objective.

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little to no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives Risk
The Fund's  investments in derivatives  may rise or fall more rapidly than other investments.

Equity Risk
Stocks and other equity securities generally fluctuate in value more than bonds.

                                       5

Profile:  Optimum Large Cap Value Fund (continued)

What are the main risks of investing in the Fund? (continued

Fixed Income Risk - Investments in fixed income  securities may subject the Fund to the following risks:

     Credit Risk - An issuer of a security may not be able to make  interest and principal payments when due.

     Interest Rate Risk - In general, securities, particularly bonds with longer maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower Rated  Securities  Risk - "Junk" or "high  yield,  high risk"  bonds,
     while   generally   having   higher   yields,   are   subject   to  reduced
     creditworthiness of issuers,  increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk - The Fund's  investments  in foreign  securities  may be adversely affected by political developments,  changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting  standards.  Foreign securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk - Risks associated with international  investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk - The sub-advisers primarily use a particular style or set of styles - in this case "value"  styles - to select  investments  for the Fund.
Those  styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

     Value  Investing Risk - "Value"  stocks tend to be inexpensive  relative to their  earnings  or assets  compared  to other  types of  stocks.  However,
     "value" stocks can continue to be inexpensive  for long periods of time and may not ever realize their full value.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently from the market as a whole.

Large Capitalization  Companies Risk - Large capitalization companies tend to be
less  volatile  than  companies  with  smaller  market   capitalizations.   This
potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio  Management Risk - The  sub-advisers'  strategies and their securities selections might fail to produce the intended result.

Portfolio  Turnover  Risk - High  portfolio  turnover  may  result in  increased transaction  costs to the Fund,  which may result in higher  Fund  expenses  and could reduce investment returns.

Real Estate Industry Risk - Investments in REITs may be subject to certain risks associated  with  direct  ownership  of real  estate  and with  the real  estate industry in general. These risks include among others:  possible declines in the value of real estate;  risks related to general and local  economic  conditions;
possible  lack  of  availability  of  mortgage  funds;  overbuilding;   extended
vacancies of properties; increases in competition,  property taxes and operating expenses;  changes in zoning  laws;  costs  resulting  from the clean-up of, and liability to third parties resulting from, environmental problems;  casualty for condemnation losses; uninsured damages from floods, earthquakes or other natural disasters;  limitations  on and  variations  in rents;  and  changes in interest rates.  REITs are  subject to  substantial  cash flow  dependency,  defaults  by borrowers,  self-liquidation,  and the risk of failing to qualify  for  tax-free pass-through  of income under the Internal  Revenue Code, as amended,  and/or to maintain  exemptions  from the 1940 Act.  To the extent that the Fund holds real estate  directly,  as a result of defaults,  or receives  rental income from its real estate holdings,  its tax status as a regulated  investment  company may be
jeopardized.   The  Fund  may  also  be  affected  by  interest   rate  changes,
particularly if the real estate  investment trusts hold in the Fund use floating rate debt to finance their ongoing operations.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       6

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Profile:  Optimum Small Cap Growth Fund
--------------------------------------------------------------------------------

What is the Fund's goal?

The Small Cap Growth Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes)  in  securities  of  small  market capitalization  companies.  This policy may be changed  only upon 60 days' prior notice to shareholders.  For purposes of this Fund, small market  capitalization companies  are those  companies  whose market  capitalization  is similar to the market  capitalization  of companies  in the  Russell  2000(R) Growth  Index.  A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment.  Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small-capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-adviser  believes  provide opportunities  for capital  growth,  such as  preferred  stocks,  warrants,  and securities  convertible into common stocks. In keeping with the Fund's goal, the
Fund  may also  invest  in  foreign  securities;  futures,  options,  and  other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager,  Delaware  Management Company (the "Manager"),  has selected
Columbia  Wanger Asset  Management,  L.P.  ("Columbia  WAM") and Oberweis  Asset
Management,  Inc. ("OAM") to serve as the Fund's sub-advisors.  Each sub-advisor is responsible  for the day-to-day  investment  management of the portion of the
Fund's  assets that the Manager  allocates to the  sub-advisor.  The Manager may change the  allocation at any time.  The relative  values of each  sub-advisor's share of the Fund's assets also may change over time. Each  sub-advisor  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

In managing its portion of the Fund's assets,  Columbia WAM typically  looks for companies  with:  a strong  business  franchise  that offers  growth  potential;
products and services  that give the company a competitive  advantage;  and/or a stock price that Columbia WAM believes is reasonable  relative to the assets and earnings  power of the company.  Columbia WAM may identify  what it believes are important economic, social or technological trends and try to identify companies it thinks will  benefit  from these  trends.  Columbia  WAM relies  primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names.  To find these  companies,  Columbia WAM compares  growth  potential,  financial  strength  and  fundamental  value among companies.

In  managing  its  portion  of the Fund's  assets,  OAM seeks to invest in those companies it considers to have above-average long-term growth potential based on its analysis of eight  factors.  OAM considers or reviews the following  factors and information as guidelines to identify such companies:  extraordinarily rapid growth in revenue;  extraordinarily rapid growth in pre-tax income; a reasonable price/earnings  ratio in  relation  to the  company's  underlying  growth  rate;
products or services that offer the opportunity  for substantial  future growth;
favorable  recent  trends  in  revenue  and  earnings  growth,  ideally  showing acceleration;  reasonable price-to-sales ratio based on the company's underlying growth  prospects  and  profit  margins;  the  company's  financial  statements, particularly  footnotes,  to identify  unusual  items which may indicate  future problems; and, high relative strength in the market, in that the company's stock has  outperformed  at least 75% of other stocks in the market over the preceding twelve months. Such factors and the relative weight given to each will vary with economic and market  conditions and the type of company being evaluated.  No one factor  will  justify,  and any one factor  could rule out, an  investment  in a particular company.

In response to market,  economic,  political or other conditions,  a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment  objectives,  and the Fund will notify  shareholders prior to a material change in the Fund's objective.

                                       7

Profile:  Optimum Small Cap Growth Fund (continued)

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little to no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives  Risk - The Fund's  investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk - Stocks and other equity  securities  generally  fluctuate in value more than bonds.

Fixed Income Risk - Investments in fixed income  securities may subject the Fund to the following risks:

     Credit Risk - An issuer of a security may not be able to make  interest and principal payments when due.

     Interest Rate Risk - In general, securities, particularly bonds with longer maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower Rated  Securities  Risk - "Junk" or "high  yield,  high risk"  bonds,
     while   generally   having   higher   yields,   are   subject   to  reduced
     creditworthiness of issuers,  increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk - The Fund's  investments  in foreign  securities  may be adversely affected by political developments,  changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting  standards.  Foreign securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk - Risks associated with international  investing will be greater in emerging markets than in more developed foreign markets.

Investment  Style Risk - The sub-adviser  primarily uses a particular style - in this case, a "growth" style - to select investments for the Fund. This style may not produce the best  results over short or longer time periods and may increase the volatility of the Fund's share price.

     Growth Investing Risk - "Growth" stocks tend to be more expensive  relative to their  earnings or assets  compared  to other types of stocks.  "Growth"
     stocks  also tend to be  sensitive  to changes in their  earnings  and more volatile than other types of stocks.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently from the market as a whole.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio  Management  Risk - The  sub-adviser's  strategies  and its securities selections might fail to produce the intended result.

Portfolio  Turnover  Risk - High  portfolio  turnover  may  result in  increased transaction  costs to the Fund,  which may result in higher  Fund  expenses  and could reduce investment returns.

Small  Capitalization  Companies Risk - Risk is greater for investments in small capitalization  companies because they generally are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of small company stocks tend to rise and fall in value more  frequently than the stocks of larger companies.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       8

--------------------------------------------------------------------------------
Profile: Optimum Small Cap Value Fund
--------------------------------------------------------------------------------

What is the Fund's goal?

The Small Cap Value Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes)  in  securities  of  small  market capitalization  companies.  This policy may be changed  only upon 60 days' prior notice to shareholders.  For purposes of this Fund, small market  capitalization companies  are those  companies  whose market  capitalization  is similar to the market  capitalization of  companies  in  the  Russell  2000(R) Value  Index.  A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment.  Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small-capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-advisers  believe  provide opportunities  for capital  growth,  such as  preferred  stocks,  warrants,  and securities  convertible into common stocks. In keeping with the Fund's goal, the
Fund  may also  invest  in  foreign  securities;  futures,  options,  and  other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager,  Delaware  Management Company (the "Manager"),  has selected
Hotchkis  and  Wiley  Capital  Management,  LLC  ("H&W"),  the  Delafield  Asset
Management Division of Reich & Tang Asset Management, LLC ("Delafield"), and The
Killen  Group,  Inc.  ("Killen")  to  serve  as the  Fund's  sub-advisers.  Each sub-adviser  is  responsible  for the  day-to-day  investment  management of the portion of the Fund's assets that the Manager allocates to the sub-adviser.  The
Manager  may change the  allocation  at any time.  The  relative  values of each sub-adviser's  share of the  Fund's  assets  also may  change  over  time.  Each sub-adviser  selects  investments  for its  portion of the Fund based on its own investment style and strategy.

In  managing  its  portion  of the  Fund's  assets,  H&W  employs a  disciplined bottom-up,  value-oriented  investment  style  with an  emphasis  on  internally generated fundamental research. The investment process is designed to expose the
Fund to value  factors that the  sub-adviser  believes  will lead to  attractive risk-adjusted returns.

In  managing  its  portion of the Fund's  assets,  Delafield  considers  factors including  the  value of  individual  securities  relative  to other  investment alternatives,  trends in the determinants of corporate  profits,  corporate cash flow,  balance sheet  changes,  management  capability  and  practices,  and the economic  and  political  outlook.  Although  the balance  sheet of a company is
important  to  the  sub-adviser's   analysis,  the  sub-adviser  may  invest  in
financially  troubled companies if the sub-adviser  believes that the underlying assets  are worth far more than the market  price of the  shares.  In  addition, companies  generating free cash flow will be considered  attractive.  Securities will also be assessed upon their earning power,  stated asset value, and off the balance sheet values.  Delafield intends to invest in companies that are managed for the benefit of their  shareholders  and not by management  that believes the most important measure of a company's success is its size.

In managing its portion of the Fund's  assets,  Killen adheres to the principles of value investing, using a fundamental, bottom-up approach. Investment research is conducted and produced  internally by Killen's own staff. Killen seeks to buy securities  that it believes to be undervalued  and that offer the potential for long-term capital gains. Generally, the sub-adviser's average holding period for securities  is three to four years.  Killen will  typically  hold  approximately forty stocks in its portion of the Fund's assets.

In response to market,  economic,  political or other conditions,  a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment  objectives,  and the Fund will notify  shareholders prior to a material change in the Fund's objective.

                                       9

Profile: Optimum Small Cap Value Fund (continued)

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little to no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives  Risk - The Fund's  investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk - Stocks and other equity  securities  generally  fluctuate in value more than bonds.

Fixed Income Risk - Investments in fixed income  securities may subject the Fund to the following risks:

     Credit Risk - An issuer of a security may not be able to make  interest and principal payments when due.

     Interest Rate Risk - In general, securities, particularly bonds with longer maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower Rated  Securities  Risk - "Junk" or "high  yield,  high risk"  bonds,
     while   generally   having   higher   yields,   are   subject   to  reduced
     creditworthiness of issuers,  increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk - The Fund's  investments  in foreign  securities  may be adversely affected by political developments,  changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting  standards.  Foreign securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk - Risks associated with international  investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk - The sub-advisers primarily use a particular style or set of styles - in this case "value"  styles - to select  investments  for the Fund.
Those  styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

     Value  Investing Risk - "Value"  stocks tend to be inexpensive  relative to their  earnings  or assets  compared  to other  types of  stocks.  However,
     "value" stocks can continue to be inexpensive  for long periods of time and may not ever realize their full value.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently from the market as a whole.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio  Management Risk - The  sub-advisers'  strategies and their securities selections might fail to produce the intended result.

Portfolio  Turnover  Risk - High  portfolio  turnover  may  result in  increased transaction  costs to the Fund,  which may result in higher  Fund  expenses  and could reduce investment returns.

Small  Capitalization  Companies Risk - Risk is greater for investments in small capitalization  companies because they generally are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of small company stocks tend to rise and fall in value more  frequently than the stocks of larger companies.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       10

--------------------------------------------------------------------------------
Profile:  Optimum International Fund
--------------------------------------------------------------------------------

What is the Fund's goal?
The International Fund seeks long-term growth of capital. The Fund may also seek income.

What are the Fund's main investment strategies?
The Fund  invests  primarily in non-U.S.  securities,  including  securities  of issuers located in emerging markets.  The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital
growth  and  income,  such  as  preferred  stocks,   warrants,   and  securities
convertible  into common  stocks.  In keeping with the Fund's goal, the Fund may also  invest in  futures,  options,  and  other  derivatives;  and fixed  income securities, including those rated below investment grade.

The Fund's manager,  Delaware  Management Company (the "Manager"),  has selected
Mondrian Investment  Partners Limited  ("Mondrian") and  AllianceBernstein  L.P.
("AllianceBernstein")  to serve as the Fund's sub-advisers.  Each sub-adviser is responsible  for the  day-to-day  investment  management  of the  portion of the
Fund's  assets that the Manager  allocates to the  sub-adviser.  The Manager may change the  allocation at any time.  The relative  values of each  sub-adviser's share of the Fund's assets also may change over time. Each  sub-adviser  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

In managing its portion of the Fund's  assets,  Mondrian  uses a  value-oriented approach that emphasizes individual stock selection.  Mondrian conducts research on a global basis in an effort to identify  securities  that have the  potential for long-term capital growth and income.  The center of the research effort is a value-oriented  dividend  discount  methodology  for  individual  securities and market  analysis that isolates  value across country  boundaries.  This approach focuses  on  future  anticipated  dividends  and  discounts  the  value of those dividends  back to what  they  would be worth if they  were  being  paid  today.
Comparisons of the values of different  possible  investments  are then made. In deciding to buy or sell an investment,  Mondrian also considers  movement in the price of individual  securities  and the impact of currency  adjustments on a US domiciled, dollar-based investor.

In managing its portion of the Fund's  assets,  AllianceBernstein  starts from a broad  universe of  companies  outside the U.S. in the  developed  and  emerging markets. AllianceBernstein screens this universe with a proprietary quantitative return model to identify the companies that it believes have the most attractive valuation and success attributes.  AllianceBernstein reviews the model daily and subjects the most attractively ranked stocks to extensive  fundamental  research by  its  company  and  industry  analysts.  AllianceBernstein  analysts  conduct in-depth research of the companies and industries and derive detailed  forecasts of earnings,  balance  sheet  strength and cash flows for the next three to five years.  Each analyst's  assumptions and conclusions are challenged in an intense research  review  process to ensure  that they are  consistent,  insightful  and robust.  Once the group has  identified  the stocks with high  quality  expected returns and  attractive  business  prospects,  AllianceBernstein's  Global Value
Investment Policy Group selects stocks for the portfolio.

AllianceBernstein  re-ranks all the stocks in their investment universe daily to systematically  reflect changes in expected returns.  Companies generally become sell  candidates  when they fall to the  median  ranking in this  model,  if not sooner.  This disciplined sell process allows  AllianceBernstein  to continually reinvest  in their best  investment  ideas.  The  portfolio  is  reviewed  using
AllianceBernstein's  propriety  risk tools to attempt to ensure  that the levels and types of risk taken are  consistent  with the  investment  opportunity.  All fundamental and quantitative research used in the management of the portfolio is performed internally by AllianceBernstein.

In response to market,  economic,  political or other conditions,  a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment  objectives,  and the Fund will notify  shareholders prior to a material change in the Fund's objective.

                                       11

Profile:  Optimum International Fund (continued)

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little to no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives  Risk - The Fund's  investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk - Stocks and other equity  securities  generally  fluctuate in value more than bonds.

Fixed Income Risk - Investments in fixed income  securities may subject the Fund to the following risks:

     Credit Risk - An issuer of a security may not be able to make  interest and principal payments when due.

     Interest Rate Risk - In general, securities, particularly bonds with longer maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower Rated  Securities  Risk - "Junk" or "high  yield,  high risk"  bonds,
     while   generally   having   higher   yields,   are   subject   to  reduced
     creditworthiness of issuers,  increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk - The Fund's  investments  in foreign  securities  may be adversely affected by political developments,  changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting  standards.  Foreign securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk - Risks associated with international  investing will be greater in emerging markets than in more developed foreign markets.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently from the market as a whole.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio  Management Risk - The  sub-advisers'  strategies and their securities selections might fail to produce the intended result.

Portfolio  Turnover  Risk - High  portfolio  turnover  may  result in  increased transaction  costs to the Fund,  which may result in higher  Fund  expenses  and could reduce investment returns.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       12

--------------------------------------------------------------------------------
Profile:  Optimum Fixed Income Fund
--------------------------------------------------------------------------------

What is the Fund's goal?

The Fixed  Income  Fund  seeks a high  level of  income.  The Fund may also seek growth of capital.

What are the Fund's main investment  strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes) in fixed income  securities.  This policy may be changed only upon 60 days' prior notice to shareholders.  The Fund focuses  on  securities  issued  or  guaranteed  by the U.S.  Government  or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities, and mortgage-backed and asset-backed securities.

The Fund invests primarily in investment grade fixed income securities (that is, those rated in the four highest  rating  categories by Standard & Poor's Ratings
Service ("S&P"),  Moody's  Investors  Service,  Inc.  ("Moody's"),  Fitch,  Inc.
("Fitch") or, if unrated,  determined  by the Manager or a sub-adviser  to be of comparable quality).

The Fund may also invest in high yield  securities  ("junk  bonds")  rated BB or lower by S&P or Fitch, or Ba or lower by Moody's, or, if unrated,  determined by the Manager or the sub-adviser to be of comparable quality.  The Fund may invest in securities  denominated  in foreign  currencies  and U.S.  dollar-denominated securities  of foreign  issuers.  In keeping with the Fund's goal,  the Fund may also invest in futures, options, credit default swaps and other derivatives.

The Fund may purchase  individual  securities of any maturity but generally will maintain a dollar weighted average portfolio  maturity of five to ten years. The
Fund  normally  will have a duration  that is  comparable  to that of the Lehman
Brothers  Aggregate Bond Index.  Duration is a measure of the expected change in value from  changes in  interest  rates.  Typically,  a bond with a low  (short)
duration means that its value is less sensitive to interest rate changes,  while bonds with a high (long) duration are more sensitive.

The Fund's manager,  Delaware  Management Company (the "Manager"),  has selected
Aberdeen Asset Management Inc. ("AAMI") to serve as the Fund's sub-adviser.  The sub-adviser  is  responsible  for the  day-to-day  investment  management of the portion of the Fund's assets that the Manager allocates to the sub-adviser.  The
Manager  also is  responsible  for the  day-to-day  investment  management  of a portion of the Fund's assets. The Manager may change the allocation at any time.
The  relative  values of the  Manager's  and  sub-adviser's  share of the Fund's assets  also may change  over  time.  The  Manager  and the  sub-adviser  select investments  for its portion of the Fund based on its own  investment  style and strategy.

In managing its portion of the Fund's assets, the Manager allocates  investments principally  among the  following  four sectors of the fixed  income  securities market:  (1) the U.S.  Investment Grade Sector;  (2) the U.S. High Yield Sector;
(3) the  International  Developed  Markets Sector;  and (4) the Emerging Markets
Sector.  The Manager  determines  how much to allocate to each of these  sectors based on its evaluation of economic and market  conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors.

In managing its portion of the Fund's assets,  AAMI utilizes a core U.S.  dollar fixed  income  strategy  that  seeks to add  incremental  returns  to the Lehman
Brothers  Aggregate Bond Index.  AAMI generally uses a "bottom-up"  approach and focuses on the  securities and sectors it believes are  undervalued  relative to the market, rather than relying on interest rate forecasts.  In deciding whether to buy or sell individual securities, AAMI analyzes their values relative to the values of other  similar  securities  based on a variety of  factors,  including creditworthiness, cash flow, and price.

In response to market, economic,  political or other conditions,  the Manager or the  sub-adviser  may  temporarily  use  a  different  investment  strategy  for defensive purposes. If the Manager or the sub-adviser does so, different factors could affect the Fund's  performance and the Fund may not achieve its investment objective. The Fund's investment objective is non-fundamental and may be changed without shareholder approval. However, the Fund's Board of Trustees must approve any changes to non-fundamental  investment objectives,  and the Fund will notify shareholders prior to a material change in the Fund's objective.

                                       13

Profile:  Optimum Fixed Income Fund (continued)

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little to no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives  Risk - The Fund's  investments in derivatives may rise or fall more rapidly than other investments.

Fixed Income Risk - Investments in fixed income  securities may subject the Fund to the following risks:

     Credit Risk - An issuer of a security may not be able to make  interest and principal payments when due.

     Interest Rate Risk - In general, securities, particularly bonds with longer maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower Rated  Securities  Risk - "Junk" or "high  yield,  high risk"  bonds,
     while   generally   having   higher   yields,   are   subject   to  reduced
     creditworthiness of issuers,  increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Mortgage-Backed  and  Asset-Backed  Securities  Risk - This is the risk that the principal on  mortgage-backed  or asset-backed  securities may be prepaid at any time, which will reduce the yield and market value.

Foreign Risk - The Fund's  investments  in foreign  securities  may be adversely affected by political developments,  changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting  standards.  Foreign securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk - Risks associated with international  investing will be greater in emerging markets than in more developed foreign markets.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently from the market as a whole.

Liquidity Risk - The Fund's  investments  in illiquid  securities may reduce its return  because  it  may  be  unable  to  sell  the  illiquid  securities  at an advantageous time or price.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio  Management Risk - The Manager's and the sub-adviser's  strategies and their securities selections might fail to produce the intended result.

Portfolio  Turnover  Risk - High  portfolio  turnover  may  result in  increased transaction  costs to the Fund,  which may result in higher  Fund  expenses  and could reduce investment  returns.  The Fund's annual portfolio turnover rate may be considerably in excess of 100%.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       14

--------------------------------------------------------------------------------
How have the Funds performed?
--------------------------------------------------------------------------------

How has the Optimum Large Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past two calendar years, as well as the average annual returns of Class A, B and C shares for the one-year and lifetime periods.  The Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.
The returns  would be lower  without the expense  cap.  Please see footnote 1 on page 29 for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-------------- -----------
2004           2005
-------------- -----------
11.80%         5.99%
-------------- -----------

As of June 30,  2006,  the Fund's  Class A shares  had a  calendar  year-to-date return of -0.49%.  During the period  illustrated  in this bar chart,  Class A's highest  quarterly return was 10.97% for the quarter ended December 2004 and its lowest quarterly return was -4.75% for the quarter ended March 2005.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

------------------------------------------------------------------------------------ -------------- --------------
                                                                                            1 year     Lifetime**
------------------------------------------------------------------------------------ -------------- --------------
Class A return before taxes                                                                 -0.09%          9.16%
------------------------------------------------------------------------------------ -------------- --------------
Class A return after taxes on distributions                                                 -0.09%          9.16%
------------------------------------------------------------------------------------ -------------- --------------
Class A return after taxes on distributions and sale of Fund shares                         -0.06%          7.85%
------------------------------------------------------------------------------------ -------------- --------------
Class B return before taxes*                                                                 1.27%         10.18%
------------------------------------------------------------------------------------ -------------- --------------
Class C return before taxes*                                                                 4.37%         11.16%
------------------------------------------------------------------------------------ -------------- --------------
Russell 1000(R) Growth Index (reflects no deduction for fees, expenses or taxes)***          5.26%          8.98%
------------------------------------------------------------------------------------ -------------- --------------

The Fund's  returns  above are compared to the  performance  of the Russell 1000
Growth Index. You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Maximum  sales  charges are included in the Fund returns shown above.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for Class B would be 5.27% and 11.16% for the one-year and lifetime periods,  respectively.  If shares were not redeemed, returns for Class C would be 5.37% and 11.16% for the one-year and lifetime periods, respectively.

**   The inception  date for Class A, Class B and Class C shares of the Fund was
     August 1, 2003.

***  The Russell 1000 Growth Index reports  returns on a monthly basis as of the last day of the month.

                                       15

How have the Funds performed? (continued)

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                       16

How has the Optimum Large Cap Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past two calendar years, as well as the average annual returns of Class A, B and C shares for the one-year and lifetime periods.  The Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.
The returns  would be lower  without the expense  cap.  Please see footnote 1 on page 29 for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-------------- -----------
2004           2005
-------------- -----------
13.79%         5.46%
-------------- -----------

As of June 30,  2006,  the Fund's  Class A shares  had a  calendar  year-to-date return of 4.72%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly  return was 9.81% for the quarter ended December 2004 and its lowest quarterly return was 0.09% for the quarter ended March 2005.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

------------------------------------------------------------------------------------ -------------- ----------------
                                                                                            1 year       Lifetime**
------------------------------------------------------------------------------------ -------------- ----------------
Class A return before taxes                                                                 -0.60%           11.16%
------------------------------------------------------------------------------------ -------------- ----------------
Class A return after taxes on distributions                                                 -1.93%           10.41%
------------------------------------------------------------------------------------ -------------- ----------------
Class A return after taxes on distributions and sale of Fund shares                         -0.01%            9.29%
------------------------------------------------------------------------------------ -------------- ----------------
Class B return before taxes*                                                                 0.78%           12.21%
------------------------------------------------------------------------------------ -------------- ----------------
Class C return before taxes*                                                                 3.78%           13.17%
------------------------------------------------------------------------------------ -------------- ----------------
Russell 1000(R) Value Index (reflects no deduction for fees, expenses or taxes)***           7.05%           15.87%
------------------------------------------------------------------------------------ -------------- ----------------

The Fund's  returns  above are compared to the  performance  of the Russell 1000
Value Index.  You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Maximum  sales  charges are included in the Fund returns shown above.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for Class B would be 4.78% and 13.17% for the one-year and lifetime periods,  respectively.  If shares were not redeemed, returns for Class C would be 4.78% and 13.17% for the one-year and lifetime periods, respectively.

**   The inception  date for Class A, Class B and Class C shares of the Fund was
     August 1, 2003.

***  The Russell 1000 Value Index  reports  returns on a monthly basis as of the last day of the month.

                                       17

How have the Funds performed? (continued)

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                       18

How has the Optimum Small Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past two  calendar  years,  as well as the  average  annual  returns for the
Fund's Class A shares for the one-year  and  lifetime  periods.  The Fund's past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.  The returns  would be lower  without the expense  cap.  Please see footnote 1 on page 29 for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-------------- -----------
2004           2005
-------------- -----------
16.47%         5.33%
-------------- -----------

As of June 30,  2006,  the Fund's  Class A shares  had a  calendar  year-to-date return of 2.65%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly return was 16.01% for the quarter ended December 2004 and its lowest quarterly return was -7.13% for the quarter ended September 2004.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

------------------------------------------------------------------------------------ ------------- -----------------
                                                                                           1 year        Lifetime**
------------------------------------------------------------------------------------ ------------- -----------------
Class A return before taxes                                                                -0.76%            16.50%
------------------------------------------------------------------------------------ ------------- -----------------
Class A return after taxes on distributions                                                -0.76%            16.50%
------------------------------------------------------------------------------------ ------------- -----------------
Class A return after taxes on distributions and sale of Fund shares                        -0.49%            14.24%
------------------------------------------------------------------------------------ ------------- -----------------
Class B return before taxes*                                                                0.72%            17.78%
------------------------------------------------------------------------------------ ------------- -----------------
Class C return before taxes*                                                                3.64%            18.68%
------------------------------------------------------------------------------------ ------------- -----------------
Russell 2000(R) Growth Index (reflects no deduction for fees, expenses or taxes)***         4.15%            12.18%
------------------------------------------------------------------------------------ ------------- -----------------

The Fund's  returns  above are compared to the  performance  of the Russell 2000
Growth Index. You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Maximum  sales  charges are included in the Fund returns shown above.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for Class B would be 4.72% and 18.68% for the one-year and lifetime periods,  respectively.  If shares were not redeemed, returns for Class C would be 4.64% and 18.68% for the one-year and lifetime periods, respectively.

**   The inception  date for Class A, Class B and Class C shares of the Fund was
     August 1, 2003.

***  The Russell 2000 Growth Index reports  returns on a monthly basis as of the last day of the month.

                                       19

How have the Funds performed? (continued)

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                       20

How has the Optimum Small Cap Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund.  We show how annual  returns  for the Fund's  Class A, B and C shares have varied over the past two calendar  years,  as well as the average annual returns of Class A, B and C shares for the  one-year and  lifetime  periods.  The Fund's past  performance  (before and after taxes) is not  necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.  The returns would be lower without the expense cap.  Please see footnote 1 on page 29 for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-------------- -----------
2004           2005
-------------- -----------
26.27%         7.69%
-------------- -----------

As of June 30,  2006,  the Fund's  Class A shares  had a  calendar  year-to-date return of 0.88%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly return was 13.12% for the quarter ended December 2004 and its lowest quarterly return was -0.64% for the quarter ended March 2005.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

------------------------------------------------------------------------------------ -------------- ----------------
                                                                                            1 year       Lifetime**
------------------------------------------------------------------------------------ -------------- ----------------
Class A return before taxes                                                                  1.52%           19.71%
------------------------------------------------------------------------------------ -------------- ----------------
Class A return after taxes on distributions                                                  0.06%           18.51%
------------------------------------------------------------------------------------ -------------- ----------------
Class A return after taxes on distributions and sale of Fund shares                          1.79%           16.53%
------------------------------------------------------------------------------------ -------------- ----------------
Class B return before taxes*                                                                 2.94%           21.03%
------------------------------------------------------------------------------------ -------------- ----------------
Class C return before taxes*                                                                 5.94%           21.90%
------------------------------------------------------------------------------------ -------------- ----------------
Russell 2000(R) Value Index (reflects no deduction for fees, expenses or taxes)***           4.71%           18.04%
------------------------------------------------------------------------------------ -------------- ----------------

The Fund's  returns  above are compared to the  performance  of the Russell 2000
Value Index.  You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Maximum  sales  charges are included in the Fund returns shown above.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for Class B would be 6.94% and 21.90% for the one-year and lifetime periods,  respectively.  If shares were not redeemed, returns for Class C would be 6.94% and 21.90% for the one-year and lifetime periods, respectively.

**   The inception  date for Class A, Class B and Class C shares of the Fund was
     August 1, 2003.

***  The Russell 2000 Value Index  reports  returns on a monthly basis as of the last day of the month.

                                       21

How have the Funds performed? (continued)

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                       22

How has the Optimum International Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past two years,  as well as the average  annual  returns of Class A, B and C shares for the  one-year  and  lifetime  periods.  The Fund's  past  performance
(before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.
The returns  would be lower  without the expense  cap.  Please see footnote 1 on page 29 for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-------------- -----------
2004           2005
-------------- -----------
17.22%         11.47%
-------------- -----------

As of June 30,  2006,  the Fund's  Class A shares  had a  calendar  year-to-date return of 10.96%.  during the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 12.94% for the quarter ended December 2004 and its lowest quarterly return was -1.19% for the quarter ended March 2005.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

------------------------------------------------------------------------------------ -------------- ----------------
                                                                                            1 year       Lifetime**
------------------------------------------------------------------------------------ -------------- ----------------
Class A return before taxes                                                                  5.06%           17.50%
------------------------------------------------------------------------------------ -------------- ----------------
Class A return after taxes on distributions                                                  2.99%           16.44%
------------------------------------------------------------------------------------ -------------- ----------------
Class A return after taxes on distributions and sale of Fund shares                          3.57%           14.58%
------------------------------------------------------------------------------------ -------------- ----------------
Class B return before taxes*                                                                 6.74%           18.74%
------------------------------------------------------------------------------------ -------------- ----------------
Class C return before taxes*                                                                 9.63%           19.63%
------------------------------------------------------------------------------------ -------------- ----------------
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)***                      14.02%           24.31%
------------------------------------------------------------------------------------ -------------- ----------------

The Fund's returns above are compared to the performance of the MSCI EAFE Index.
You should  remember that,  unlike the Fund, the index is unmanaged and does not reflect  the  actual  costs of  operating  a mutual  fund,  such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns for Class B would be 10.74% and 19.63% for the one-year and lifetime periods,  respectively.  If shares were not redeemed, returns  for  Class C would be  10.63%  and  19.63%  for the  one-year  and lifetime periods, respectively.

**   The inception  date for Class A, Class B and Class C shares of the Fund was
     August 1, 2003.

***  The MSCI EAFE Index  reports  returns on a monthly basis as of the last day of the month.

                                       23

How have the Funds performed? (continued)

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                       24

How has the Optimum Fixed Income Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past two calendar years, as well as the average annual returns of Class A, B and C shares for the one-year and lifetime periods.  The Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.
The returns  would be lower  without the expense  cap.  Please see footnote 1 on page 29 for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-------------- -----------
2004           2005
-------------- -----------
5.86%          0.63%
-------------- -----------

As of June 30,  2006,  the Fund's  Class A shares  had a  calendar  year-to-date return of -0.34%.  During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 3.45% for the quarter ended September 2004 and its lowest quarterly return was -2.24% for the quarter ended June 2004.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table shown below do include the sales charge.

Average annual returns for periods ending 12/31/05

-------------------------------------------------------------------------------------------- ------------ --------------
                                                                                                  1 year     Lifetime**
-------------------------------------------------------------------------------------------- ------------ --------------
Class A return before taxes                                                                       -3.85%          2.50%
-------------------------------------------------------------------------------------------- ------------ --------------
Class A return after taxes on distributions                                                       -4.85%          1.45%
-------------------------------------------------------------------------------------------- ------------ --------------
Class A return after taxes on distributions and sale of Fund shares                               -2.50%          1.52%
-------------------------------------------------------------------------------------------- ------------ --------------
Class B return before taxes*                                                                      -3.93%          2.90%
-------------------------------------------------------------------------------------------- ------------ --------------
Class C return before taxes*                                                                      -1.00%          3.83%
-------------------------------------------------------------------------------------------- ------------ --------------
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)***        2.43%          4.19%
-------------------------------------------------------------------------------------------- ------------ --------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Aggregate Bond Index.  You should  remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for Class B would be -0.03% and 3.79% for the one-year and lifetime periods,  respectively.  If shares were not redeemed, returns for Class C would be -0.02% and 3.83% for the one-year and lifetime periods, respectively.

**   The inception  date for Class A, Class B and Class C shares of the Fund was
     August 1, 2003.

***  The Lehman Brothers Aggregate Bond Index reports returns on a monthly basis as of the last day of the month.

                                       25

How have the Funds performed? (continued)

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                       26

--------------------------------------------------------------------------------
What are the Funds' fees and expenses?
--------------------------------------------------------------------------------

The  following  tables  describe the fees and expenses that you may pay when you buy, hold, or sell shares of the Funds.

Shareholder Fees (fees paid directly from your investment)(1)

Large Cap Growth Fund, Large Cap Value Fund,
Small Cap Growth Fund,
Small Cap Value Fund and
International Fund
                                                                Class A          Class B           Class C

Maximum sales charge (load)(2)                                  5.75%            4.00%             1.00%
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                 5.75%(3)         None              None
Maximum contingent deferred sales charge (load) (as  a
percentage of original purchase price or    redemption
proceeds, whichever is lower)                                   None             4.00%(4)          1.00%(5)
Sales charge (load) imposed on reinvested dividends  and
other distributions                                             None             None              None
Redemption fee                                                  None             None              None

Fixed Income Fund
Maximum sales charge (load)(2)                                  4.50%            4.00%             1.00%
Maximum sales charge (load) imposed on purchases     (as a      4.50%(3)         None              None
percentage of offering price)
Maximum contingent deferred sales charge (load) (as  a          None             4.00%(4)          1.00%(5)
percentage of original purchase price or    redemption
proceeds, whichever is lower)
Sales charge (load) imposed on reinvested dividends  and        None             None              None
other distributions
Redemption fee                                                  None             None              None

(1)  You may pay fees  charged  in  connection  with  certain  activity  in your brokerage  account  directly  from your Fund  investment.  Please  see your brokerage account materials for additional information.

(2)  This sales charge  includes  both the maximum  sales charge  imposed at the time of  purchase  and the maximum  applicable  contingent  deferred  sales charge imposed at the time of redemption.

(3)  Purchases  of Class A shares of  $75,000 or more  (Large  Cap Growth  Fund,
     Large Cap Value Fund,  Small Cap Growth  Fund,  Small Cap Value  Fund,  and
     International Fund) or $100,000 or more (Fixed Income Fund) may qualify for reduced  front-end  sales charges.  For more  information,  see "Choosing a share class - Class A sales charge."

(4)  For Large Cap Growth  Fund,  Large Cap Value Fund,  Small Cap Growth  Fund,
     Small Cap Value  Fund,  and  International  Fund,  Class B shares  redeemed during the first year after  purchase are subject to a contingent  deferred sales  charge of 4.00%,  which  declines to 3.25%  during the second  year,
     2.75% during the third year, 2.25% during the fourth and fifth years, 1.50%
     during the sixth year,  and 0% thereafter.  For Fixed Income Fund,  Class B shares  redeemed  during  the first year after  purchase  are  subject to a contingent  deferred sales charge of 4.00%,  which declines to 3.00% during the second year,  2.25% during the third year,  1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

(5)  Class C shares  redeemed less than one year after purchase are subject to a
     1.00% contingent deferred sales charge.

                                       27

What are the Funds' fees and expenses? (continued)

Annual Operating Expenses (expenses that are deducted from Fund assets)

Large Cap Growth Fund                          Class A          Class B           Class C
Management fee                                   0.77%            0.77%             0.77%
Distribution and/or service (12b-1) fees         0.35%            1.00%             1.00%
Other expenses                                   0.71%            0.71%             0.71%
Total annual class operating expenses            1.83%            2.48%             2.48%
Reimbursed expenses/waived fees(1)             (0.14%)          (0.14%)           (0.14%)
Net annual class operating expenses              1.69%            2.34%             2.34%

Large Cap Value Fund                           Class A          Class B           Class C
Management fee                                   0.73%            0.73%             0.73%
Distribution and/or service (12b-1) fees         0.35%            1.00%             1.00%
Other expenses                                   0.74%            0.74%             0.74%
Total annual class operating expenses            1.82%            2.47%             2.47%
Reimbursed expenses/waived fees(1)             (0.27%)          (0.27%)           (0.27%)
Net annual class operating expenses              1.55%            2.20%             2.20%

Small Cap Growth Fund                          Class A          Class B           Class C
Management fee                                   1.10%            1.10%             1.10%
Distribution and/or service (12b-1) fees         0.35%            1.00%             1.00%
Other expenses                                   1.01%            1.01%             1.01%
Total annual class operating expenses            2.46%            3.11%             3.11%
Reimbursed expenses/waived fees(1)             (0.51%)          (0.51%)           (0.51%)
Net annual class operating expenses              1.95%            2.60%             2.60%

Small Cap Value Fund                           Class A          Class B           Class C
Management fee                                   1.04%            1.04%             1.04%
Distribution and/or service (12b-1) fees         0.35%            1.00%             1.00%
Other expenses                                   1.18%            1.18%             1.18%
Total annual class operating expenses            2.57%            3.22%             3.22%
Reimbursed expenses/waived fees(1)             (0.81%)          (0.81%)           (0.81%)
Net annual class operating expenses              1.76%            2.41%             2.41%

International Fund                             Class A          Class B           Class C
Management fee                                   0.81%            0.81%             0.81%
Distribution and/or service (12b-1) fees         0.35%            1.00%             1.00%
Other expenses                                   1.03%            1.03%            1.03%%
Total annual class operating expenses            2.19%            2.84%             2.84%
Reimbursed expenses/waived fees(1)             (0.18%)          (0.18%)           (0.18%)
Net annual class operating expenses              2.01%            2.66%             2.66%

                                       28

Annual  Operating  Expenses  (expenses  that  are  deducted  from  Fund  assets)
(continued)

Fixed Income Fund                              Class A          Class B           Class C
Management fee                                   0.61%            0.61%             0.61%
Distribution and/or service (12b-1) fees         0.35%            1.00%             1.00%
Other expenses                                   0.71%            0.71%             0.71%
Total annual class operating expenses            1.67%            2.32%             2.32%
Reimbursed expenses/waived fees(1)             (0.42%)          (0.42%)           (0.42%)
Net annual class operating expenses              1.25%            1.90%             1.90%

(1)  The Manager has  contractually  agreed  through August 1, 2007 to reimburse expenses  and/or  waive its  management  fees for each  Fund to the  extent necessary  to keep total annual  operating  expenses  (excluding  any 12b-1 fees, taxes, interest,  brokerage  commissions,  extraordinary expenses and certain insurance costs), as a percentage of each Fund's respective average daily net assets,  from exceeding:  1.34% for Large Cap Growth Fund;  1.20%
     for Large Cap Value Fund;  1.60% for Small Cap Growth Fund; 1.41% for Small
     Cap Value Fund;  1.66% for  International  Fund; and 0.90% for Fixed Income
     Fund.  After  August 1, 2007,  the Manager  may  discontinue  this  expense reimbursement and/or fee waiver agreement.

This  example is intended to help you  compare the cost of  investing  in a Fund with the cost of investing in other mutual funds. We show the cumulative  amount of Fund  expenses  on a  hypothetical  investment  of $10,000  with an annual 5%
return over the time periods  shown.(1) This example  reflects the net operating expenses  with  expense  reimbursements  and/or  fee  waivers  for the  one-year
contractual   period  and  the  total   operating   expenses   without   expense
reimbursements  and/or fee  waivers for years two through 10. This is an example only and does not represent future  expenses,  which may be higher or lower than those shown. Also, as the example illustrates,  your expenses may vary depending on whether you sell all of your shares at the end of the time periods indicated, or hold your shares.

                                    Class A                      Class B(2)                     Class C
Large Cap Growth Fund       Sell Shares    Hold Shares    Sell Shares    Hold Shares    Sell Shares    Hold Shares
1  Year                            $737           $737           $637           $237           $337           $237
3  Years                         $1,105         $1,105         $1,034           $759           $759           $759
5  Years                         $1,496         $1,496         $1,533         $1,308         $1,308         $1,308
10 Years                         $2,589         $2,589         $2,646         $2,646         $2,806         $2,806

Large Cap Value Fund
1 Year                             $724           $724           $623           $223           $323           $223
3 Years                          $1,090         $1,090         $1,019           $744           $744           $744
5 Years                          $1,480         $1,480         $1,516         $1,291         $1,291         $1,291
10 Years                         $2,569         $2,569         $2,625         $2,625         $2,786         $2,786

Small Cap Growth Fund
1 Year                             $762           $762           $663           $263           $363           $263
3 Years                          $1,252         $1,252         $1,187           $912           $912           $912
5 Years                          $1,767         $1,767         $1,811         $1,586         $1,586         $1,586
10 Years                         $3,174         $3,174         $3,234         $3,234         $3,385         $3,385

Small Cap Value Fund
1 Year                             $744           $744           $644           $244           $344           $244
3 Years                          $1,256         $1,256         $1,192           $917           $917           $917
5 Years                          $1,794         $1,794         $1,838         $1,613         $1,613         $1,613
10 Years                         $3,256         $3,256         $3,317         $3,317         $3,466         $3,466

                                       29

What are the Funds' fees and expenses? (continued)

International Fund
1 Year                             $767           $767           $669           $269           $369           $269
3 Years                          $1,204         $1,204         $1,138           $863           $863           $863
5 Years                          $1,667         $1,667         $1,708         $1,483         $1,483         $1,483
10 Years                         $2,940         $2,940         $2,999         $2,999         $3,154         $3,154

Fixed Income Fund
1 Year                             $572           $572           $593           $193           $293           $193
3 Years                            $914           $914           $909           $684           $684           $684
5 Years                          $1,279         $1,279         $1,352         $1,202         $1,202         $1,202
10 Years                         $2,304         $2,304         $2,461         $2,461         $2,624         $2,624

(1)  A Fund's actual rate of return may be higher or lower than the hypothetical
     5% return we use here.

(2)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       30

--------------------------------------------------------------------------------
More information about the Funds' risks
--------------------------------------------------------------------------------

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully evaluate the risks associated with that Fund.

The Funds have main investment  strategies  that come with inherent risks.  Each
Fund's main risks are identified in its Fund profile under the heading "What are the main  risks of  investing  in the Fund?" and are  described  in more  detail below.  Also  described  below are  additional  risks to which  each Fund may be subject by  investing  in various  types of  securities  or  engaging in various practices.  Unless otherwise  indicated,  each risk applies to all of the Funds.
Please  see  the  Statement  of  Additional  Information  (SAI)  for  a  further discussion of these risks and other risks not discussed here.

Convertible  Securities Risk - The value of convertible securities fluctuates in relation to changes in  interest  rates and the value of the  underlying  common stock.

Counterparty  Risk - This is the risk that a Fund may lose money because a party that the Manager  contracts with to buy or sell securities  fails to fulfill its side of the agreement.

Derivatives Risk
A derivative  instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures  contracts,  credit default swaps and forward  contracts are examples of derivatives.  A Fund's  investments in derivatives may rise or fall more rapidly than  other  investments.  These  transactions  are  subject  to  changes in the underlying  security  on  which  such  transactions  are  based.  Even  a  small investment in derivative  securities  can have a significant  impact on a Fund's total  return,  and it is possible for a Fund's losses on a derivative to exceed its  investment.  Derivatives are subject to a number of risks such as liquidity risk,  interest rate risk,  market risk,  credit risk and  portfolio  management risk.  They also involve the risk of  mispricing  or improper  valuation and the risk that changes in the value of a derivative  may not correlate  well with the underlying  asset,  interest rate or index.  These types of transactions will be used for a number of reasons,  including: to manage a Fund's exposure to changes in securities prices and foreign currencies;  as an efficient means of adjusting a Fund's overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities ("hedging");  and as a cash management tool.  When a  derivative  security  is used as a hedge  against  an  offsetting position that a Fund also holds,  any loss generated by the derivative  security should be  substantially  offset  by gains on the  hedged  instrument,  and vice versa.  However, a lack of correlation between the value of a derivative and the assets  being hedged could render a Fund's  hedging  strategy  unsuccessful  and could result in losses. To the extent that a Fund uses a derivative security for purposes  other than as a hedge,  the Fund is  directly  exposed to the risks of that derivative  security and any loss generated by the derivative security will not be offset by a gain.

Equity Risk - Stocks and other equity  securities  generally  fluctuate in value more than bonds and may  decline in value over short or over  extended  periods, regardless of the success or failure of a company's operations.

Fixed  Income Risk - To the extent that a Fund invests a  substantial  amount of its assets in fixed income securities,  the Fund may be subject to the following risks:

     Credit Risk -
     It is  possible  that the  issuer  of a  security  will not be able to make interest and principal payments when due.

     Interest Rate Risk -
     This  is  the  risk  that  securities,   particularly   bonds  with  longer
     maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower Rated Securities Risk -
     "Junk" or "high yield,  high risk" bonds,  while  generally  having  higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid  secondary market than higher rated securities.  These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated  securities.
     Lower rated and unrated fixed-income  securities tend to reflect short-term corporate  and market  developments  to a greater  extent than higher rated fixed-income  securities,  which react  primarily  to  fluctuations  in the general level of interest rates.  Fixed-income  securities of this type are
     considered  to  be  of  poor  standing  and  primarily  speculative.   Such
     securities are subject to a substantial degree of credit risk.

     Mortgage-Backed and Asset-Backed Securities Risk -
     This is the risk that the  principal  on  mortgage-backed  or  asset-backed securities  may be  prepaid at any time,  which  will  reduce the yield and market value.  If interest  rates fall,  the rate of  prepayments  tends to increase as borrowers  are  motivated to pay off debt and  refinance at new lower  rates.  Rising  interest  rates  tend  to  extend  the  duration  of mortgage-related  securities,  making  them more  sensitive  to  changes in interest rates.  As a result,  in a period of rising interest rates, a Fund that holds  mortgage-related  securities may exhibit additional volatility.
     This is known as extension risk.

                                       31

More information about the Funds' risks (continued)

Foreign  Risk - A Fund's  investments  in foreign  securities  may be  adversely affected by political developments,  changes in currency exchange rates, foreign economic  conditions or  inadequate  regulatory  and  accounting  standards.  In
addition,  there  is  the  possibility  of  expropriation,   nationalization  or
confiscatory  taxation,  taxation of income  earned in foreign  nations or other taxes imposed with respect to investments in foreign  nations,  foreign exchange controls,  which may include suspension of the ability to transfer currency from a given country,  and default in foreign government  securities.  As a result of these factors,  foreign  securities markets may be less liquid and more volatile than  U.S.  markets  and a  Fund  may  experience  difficulties  and  delays  in converting foreign currencies back into U.S. dollars.  Such events may cause the value  of  certain  foreign  securities  to  fluctuate  widely  and may  make it difficult to  accurately  value  foreign  securities.  In addition,  the cost of buying,  selling and holding foreign securities,  including  brokerage,  tax and custody costs, may be higher than those involved in domestic transactions.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign  currencies  may  negatively  affect  the  value of an  investment.
     Adverse  changes  in  exchange  rates  may  reduce or  eliminate  any gains produced by investments that are denominated in foreign  currencies and may increase losses.

     Emerging Markets Risk - Risks associated with international  investing will be greater in  emerging  markets  than in more  developed  foreign  markets because,  among  other  things,  emerging  markets  may  have  less  stable political and economic environments. In addition, in many emerging markets, there is substantially  less publicly  available  information about issuers and the  information  that is  available  tends to be of a lesser  quality.
     Economic  markets and structures tend to be less mature and diverse and the securities  markets,  which are subject to less  government  regulation  or supervision,  may also be smaller, less liquid and subject to greater price volatility.

Industry-Specific  Risk - This is the risk  that the  value of  securities  in a particular  industry or the value of an  individual  stock or bond will  decline because of changing expectations for the performance of that industry or for the individual  company  issuing  the stock or bond.  A fund that  concentrates  its investments in a particular industry or individual security generally is subject to greater risks than a fund that is not concentrated.

Inflation Risk - This is the risk that the return from your  investments will be less than the increase in the cost of living due to inflation,  thus  preventing you from reaching your financial goals.

Information  Risk - This is the risk that key  information  about a security  is inaccurate or unavailable.

Initial Public Offering Risk - The volume of initial public  offerings  ("IPOs")
and the levels at which the newly issued  stocks trade in the  secondary  market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering  price as it would like. In addition,  the prices of  securities  involved  in IPOs are often  subject to greater  and more unpredictable price changes than more established stocks.

Investment  Style Risk - A sub-adviser  may primarily use a particular  style or set of styles - either "growth" or "value" styles - to select  investments for a
Fund.  Those styles may be out of favor or may not produce the best results over short or longer time periods.  They may also increase the volatility of a Fund's share price.

     Growth Investing Risk - "Growth" stocks tend to be more expensive  relative to their  earnings  or assets  compared  to other  types of  stocks.  These companies tend to invest a high portion of earnings in their businesses and may lack the  dividends  of value  stocks that can cushion  stock prices in falling  markets.  As a result,  "growth"  stocks tend to be  sensitive  to changes in their earnings and more volatile than other types of stocks.

     Value  Investing Risk - "Value"  stocks tend to be inexpensive  relative to their  earnings  or assets  compared  to other  types of  stocks.  However,
     "value" stocks can continue to be inexpensive  for long periods of time and may not ever realize their full value.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently  from the market as a whole. A Fund could lose all of its investment in a company's securities.

Large Capitalization  Companies Risk - Large capitalization companies tend to go
in  and  out  of  favor  based  on  market  and   economic   conditions.   Large
capitalization  companies  tend to be less volatile than  companies with smaller market  capitalizations.  This potentially  lower risk means that a Fund's share price may not rise as much as the share  prices of funds  that  focus on smaller capitalization companies.

Leverage Risk - This is the risk  associated  with  securities or practices (for example,  borrowing)  that multiply small price  movements into large changes in value.

                                       32

Liquidity  Risk - A Fund's  investment  in  illiquid  securities  may reduce the return of the Fund because it may be unable to sell the illiquid  securities  at an advantageous time or price.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence or heavy institutional selling.

Multiple  Adviser  Risk - Each Fund  employs  multiple  advisers,  each of which independently  chooses and maintains a portfolio of securities  for the Fund and is responsible for investing a specific  allocated portion of the Fund's assets.
The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when an adviser to another  portion deems it appropriate  to dispose of the securities  from that other  portion.  Similarly, under some market conditions, one adviser may believe that temporary,  defensive investments  in short-term  instruments or cash are  appropriate  when the other adviser believes continued exposure to the equity markets is appropriate for its allocated  portion of a Fund.  Because each adviser  directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other adviser, a Fund may incur higher brokerage costs than would be the case if a single adviser were managing the entire Fund.

Opportunity Risk - Fhis is the risk of missing out on an investment  opportunity because  the  assets  necessary  to  take  advantage  of it are  tied up in less profitable investments.

Political Risk - This is the risk of losses directly  attributable to government or political actions.

Portfolio  Management  Risk - The  sub-advisers'  (and,  where  applicable,  the
Manager's)  strategies and their securities selections might fail to produce the intended result.

Portfolio  Turnover Risk - The Funds do not restrict the frequency of trading to limit  expenses or to minimize  the tax effect that a Fund's  distributions  may have on  shareholders.  A Fund may  engage in active  and  frequent  trading  of portfolio  securities to achieve its principal investment  strategies.  Frequent trading  can result in a portfolio  turnover  in excess of 100% (high  portfolio turnover).  High portfolio turnover may result in increased transaction costs to a Fund,  which may result in higher Fund  expenses and could  reduce  investment returns.  The sale of Fund  securities may result in the  recognition of capital gain or loss, which can create adverse tax results for shareholders.

Small  Capitalization  Companies Risk - Risk is greater for investments in small capitalization  companies because they generally are more vulnerable than larger companies to adverse  business or economic  developments  and they may have more limited  resources.  Their  managements may lack depth and  experience.  Smaller companies also may have narrower  product lines and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well  known  and trade  less  frequently  and in more  limited  volume  than the
securities   of   larger,    more    established    companies.    In   addition,
small-capitalization  companies  are  typically  subject to  greater  changes in earnings and business prospects than larger companies.  Consequently, the prices of small company stocks tend to rise and fall in value more  frequently than the stocks of larger companies. Investments in small-capitalization companies, which often borrow  money to finance  operations,  may also be  adversely  affected by rising interest rates.  Many  small-capitalization  stocks trade less frequently and in smaller volume than  exchange-listed  stocks.  Some small  capitalization companies  may be  unseasoned  companies  that have been in operation  less than three years, including operation of any predecessors.  Their securities may have limited liquidity and their prices may be very volatile.

Valuation  Risk - This is the risk that a Fund has valued  securities at a price that is higher than the price the Fund could obtain if it sold the securities.

                                       33

Disclosure of portfolio holdings information

A  description  of the  Funds'  policies  and  procedures  with  respect  to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

                                       34

--------------------------------------------------------------------------------
Who manages the Funds?
--------------------------------------------------------------------------------

Investment manager

Each Fund is managed by Delaware Management Company (the "Manager"),  located at
2005 Market  Street,  Philadelphia,  Pennsylvania  19103-7094.  The Manager is a
series of Delaware  Management Business Trust, which is a subsidiary of Delaware
Management Holdings, Inc. The Manager, together with its predecessors, have been managing  mutual  funds since 1938.  As of March 31,  2006,  the Manager and its affiliates had more than $120 billion in assets under management.

As the Funds' investment manager, the Manager has overall responsibility for the general  management  of the Trust and the Funds,  which  includes  selecting the
Funds'  sub-advisers  and  monitoring  each Fund and  sub-adviser to ensure that investment  activities remain consistent with a Fund's investment  objective.  A team  is  responsible  for  conducting  ongoing  investment  reviews  with  each sub-adviser  and for  developing  the  criteria  by which  Fund  performance  is measured.  The Manager  has hired  Linsco/Private  Ledger  Corp.,  a  registered broker-dealer  and  investment  adviser,  as a  consultant  to assist  with this process.

For these  services,  each Fund pays the Manager an  aggregate  fee based on the
Fund's average daily net assets.  Large Cap Growth Fund paid a management fee at an annual  rate of 0.63% of its  average  daily net assets  for the Fund's  last fiscal  year,  after  giving  effect to  reimbursements  and/or  waivers  by the
Manager.  Large Cap Value Fund paid a management  fee at an annual rate of 0.47%
of its average  daily net assets for the Fund's last fiscal  year,  after giving effect to  reimbursements  and/or waivers by the Manager.  Small Cap Growth Fund paid a management fee at an annual rate of 0.58% of its average daily net assets for the Fund's last fiscal year,  after giving effect to  reimbursements  and/or waivers by the Manager.  Small Cap Value Fund paid a management fee at an annual rate of 0.23% of its average  daily net assets for the Fund's last fiscal  year,
after  giving  effect  to   reimbursements   and/or   waivers  by  the  Manager.
International  Fund  paid a  management  fee at an  annual  rate of 0.58% of its average daily net assets for the Fund's last fiscal year, after giving effect to reimbursements  and/or  waivers  by  the  Manager.  Fixed  Income  Fund  paid  a management  fee at an annual rate of 0.19% of its  average  daily net assets for the Fund's  last fiscal  year,  after  giving  effect to  reimbursements  and/or waivers  by the  Manager.  Each  Fund's  (except  the Small Cap  Growth  Fund's)
management fee, as a percentage of average daily net assets,  declines as assets increase above  designated  levels.  The Manager pays the consulting fees out of its assets at an annual rate of 0.25% of each Fund's average daily net assets.

A discussion  regarding  the basis for the Board of  Trustees'  approvals of the investment  advisory  and  sub-advisory  agreements  is  available in the Funds'
semiannual report to shareholders for the period ended September 30, 2005.

Sub-advisers and portfolio  managers

Each Fund's investments are selected by one or more sub-advisers.  The following identifies  and  describes  each  Fund's  sub-advisers,  identifies  each Fund's portfolio managers,  and describes each portfolio manager's business experience.
Each sub-adviser is paid by the Manager.

Large Cap Growth Fund

Marsico  Capital  Management,  LLC  ("Marsico  Capital"),  located  at 1200 17th
Street,  Suite  1600,  Denver,  Colorado  80202,  was  organized  in  1997  as a registered  investment advisor.  Marsico Capital provides investment  management services to other  mutual  funds,  institutional  accounts  and, as of March 31,
2006, had approximately  $69 billion under management.  Marsico Capital has held its Fund responsibilities since the Fund's inception.

Thomas F.  Marsico  is the Chief  Investment  Officer of  Marsico  Capital,  and
manages the investment  program for Marsico  Capital's  portion of the Large Cap
Growth Fund. Mr. Marsico has over 20 years of experience as a securities analyst and a  portfolio  manager.  He has  held  his Fund  responsibilities  since  the inception of the Fund.

T. Rowe Price  Associates,  Inc. ("T.  Rowe  Price"),  located at 100 East Pratt
Street, Baltimore, Maryland 21202, was founded in 1937 and manages institutional investment  portfolios  and  mutual  funds.  T.  Rowe  Price is a  wholly  owned subsidiary of T. Rowe Price Group,  Inc., which is a  publicly-traded  financial services holding company.  As of March 31, 2006, T. Rowe Price had approximately
$292.9  billion  in assets  under  management.  T. Rowe  Price has held its Fund responsibilities since the Fund's inception.

Robert W. Smith, a Vice President with T. Rowe Price,  is primarily  responsible for the day-to-day management of T. Rowe Price's share of the Fund's assets. Mr.
Smith is  Chairman  of T.  Rowe  Price's  Investment  Advisory  Committee  which develops and executes the Fund's  investment  program.  Mr. Smith joined T. Rowe
Price in 1992 and has been managing investments since 1987. He has held his Fund responsibilities since the Fund's inception.

Large Cap Value Fund

TCW Investment Management Company ("TCW"), located at 865 South Figueroa Street,
Los Angeles,  CA 90017,  was founded in 1987. TCW is part of the TCW Group which was founded in 1971. TCW specializes in managing assets for insurance companies, foreign investors, wrap programs and high-net-worth  individuals,  and manages a number of mutual funds for retail and institutional  investors.  As of March 31,
2006, TCW had  approximately  $130 billion in assets under  management.  TCW has held its Fund responsibilities since July 2005.

                                       35

Who manages the Funds? (continued)

Diane  E.  Jaffee,  Group  Managing  Director,   U.S.  Equities,   is  primarily
responsible  for the day-to-day  management of TCW's share of the Fund's assets.
Ms. Jaffee joined TCW through an acquisition of SG Cowen Asset  Management where she had been a Senior Portfolio Manager since 1995. Ms. Jaffee has over 20 years of  investment  company  experience  and she has held her Fund  responsibilities since July 2005.

Massachusetts  Financial  Services  Company  ("MFS"),  located  at 500  Boylston
Street,   Boston,   Massachusetts   02116,  is  America's   oldest  mutual  fund
organization.  MFS and its  predecessor  organizations  have a history  of money management  dating from 1924 and the founding of the first  mutual  fund.  As of
March 31, 2006, MFS had  approximately  $170 billion in assets under management.
MFS has held its Fund responsibilities since the Fund's inception.

Steven R. Gorham, Senior Vice President,  and Nevin P. Chitkara, Vice President,
have primary  responsibility for the day-to-day  management of MFS' share of the
Fund's  assets.  Messrs.  Gorham  and  Chitkara  have been  employed  in the MFS investment management area since 1992 and 1997, respectively. Messrs. Gorham and
Chitkara have held their Fund  responsibilities  since the inception of the Fund and May 2006, respectively.

Small Cap Growth Fund

Columbia Wanger Asset Management,  L.P.  ("Columbia  WAM"),  located at 227 West
Monroe Street,  Suite 3000,  Chicago,  Illinois 60606,  and its predecessor have managed  mutual funds since 1992.  As of March 31,  2006,  Columbia WAM had over
$31.2  billion  in  assets  under  management.  Columbia  WAM has  held its Fund responsibilities since the Fund's inception.

Robert A. Mohn, a Portfolio Manager with Columbia WAM, is primarily  responsible for the day-to-day  management of Columbia WAM's share of the Fund's assets. Mr.
Mohn has been a member of the domestic  analytical  team at Columbia WAM and its predecessor  since 1992 and has been a portfolio manager since 1996. He has held his Fund responsibilities since the Fund's inception.

Oberweis Asset Management, Inc. ("OAM"), located at 3333 Warrenville Road, Suite
500,  Lisle,  Illinois  60532,  was founded in 1989 and manages  mutual fund and private accounts. As of March 31, 2006, OAM and its affiliates had approximately
$2.4 billion in assets under management.  OAM has held its Fund responsibilities since April 1, 2004.

James W.  Oberweis,  CFA,  President and Portfolio  Manager of OAM, is primarily responsible  for the day-to-day  management of OAM's share of the Fund's assets.
Mr.  Oberweis has been a member of the  portfolio  management  team at OAM since
1996. He has held his Fund responsibilities since April 1, 2004.

Small Cap Value Fund

Hotchkis  and  Wiley  Capital  Management,  LLC  ("H&W"),  located  at 725 South
Figueroa Street, 39th Floor, Los Angeles,  California 90017-5439, was founded in
1980 and manages  institutional  and private  accounts and mutual  funds.  As of
March 31,  2006,  H&W had over $33 billion in assets under  management.  H&W has held its Fund responsibilities since the Fund's inception.

Although the Fund is managed by H&W's  investment  team,  H&W has identified the five  portfolio  managers  with the most  significant  responsibility  for H&W's portion of the Fund's assets. The following list does not include all members of the investment team. George Davis,  David Green, Joe Huber, Stan Majcher and Jim
Miles are primarily  responsible for the day-to-day management of H&W's share of the  Fund's  assets.  Messrs.  Green,  Majcher  and Miles are each  currently  a
Principal  and  Portfolio  Manager of H&W. Mr.  Davis is a Principal,  Portfolio
Manager  and Chief  Executive  Officer  of H&W,  and Mr.  Huber is a  Principal,
Portfolio Manager and Director of Research of H&W. Messrs.  Davis, Green, Huber,
Majcher and Miles joined H&W in 1988, 1997,  2000, 1996 and 1995,  respectively.
The team has held their Fund responsibilities since the Fund's inception.

The Delafield Asset Management  Division of Reich & Tang Asset  Management,  LLC
("Delafield"),  located at 600 Fifth Avenue,  New York, New York 10020, has been in the asset management business since 1980. As of March 31, 2006, Delafield had over  $650  million  in assets  under  management.  Delafield  has held its Fund responsibilities since the Fund's inception.

J. Dennis  Delafield and Vincent  Sellecchia are primarily  responsible  for the day-to-day  management  of  Delafield's  share  of the  Fund's  assets.  Messrs.
Delafield  and  Sellecchia  are  Managing   Directors  of  Reich  &  Tang  Asset
Management,  LLC. They have been associated with Reich & Tang Asset  Management,
LLC since  1991 and have  held  their  Fund  responsibilities  since the  Fund's inception.

The Killen  Group,  Inc.  ("Killen")  is an  independently  owned value  manager located at 1189 Lancaster  Avenue,  Berwyn,  PA 19312 in suburban  Philadelphia.
Killen was founded in 1982 and manages private  accounts and mutual funds. As of
March  31,  2006,  The  Killen  Group  had over $615  million  in  assets  under management. Killen has held its Fund responsibilities since January 2006.

Lee S.  Grout,  CFA,  and Robert E.  Killen are  primarily  responsible  for the day-to-day  management of Killen's share of the Fund's assets. Mr. Grout is Vice
President  and Head of Investment  Research at Killen,  which he joined in 1997.
Mr. Killen is Chairman, CEO and founder of Killen. Messrs. Grout and Killen have held their Fund responsibilities since January 2006.

                                       36

International Fund

Mondrian  Investment Partners Limited  ("Mondrian"),  located at Fifth Floor, 10
Gresham  Street,  London,  EC2V 7JD,  has been in the  global  asset  management business  since 1990.  As of March 31,  2006,  Mondrian  had over $47 billion in assets under management.  Mondrian has held its Fund responsibilities  since the
Fund's inception.

Fiona A. Barwick, Emma Lewis and Hugh Serjeant are primarily responsible for the day-to-day management of Mondrian's share of the Fund's assets. Ms. Barwick is a
Director of Regional  Research and has been with Mondrian  since 1993. Ms. Lewis is a Senior  Portfolio  Manager  and has been  with  Mondrian  since  1995.  Mr.
Serjeant is a Director of Regional  Research  and has been with  Mondrian  since
1995. They have held their Fund responsibilities since the Fund's inception.

AllianceBernstein  LP  ("AllianceBernstein"),  located  at  1345  Avenue  of the
Americas,  New York, New York 10105, has been in the asset  management  business since 1962.  AllianceBernstein  is a leading  global  investment  management and research  firm  that  provides  investment  management  services  to many of the largest U.S.  public and private  employee  benefit plans,  foundations,  public employee retirement funds, pension funds, endowments, banks, insurance companies and  high-net-worth  individuals  worldwide  and,  as of  March  31,  2006,  had approximately  $618 billion in assets under  management.  AllianceBernstein  has held its Fund responsibilities since September 2005.

The management of and investment decisions for AllianceBernstein's  share of the
Fund's assets are made by the Global Value Investment Policy Group, comprised of senior Global Value Investment Team members.  The Global Value Investment Policy
Group   relies   heavily  on  the   fundamental   analysis   and   research   of
AllianceBernstein's  large internal research staff. No one person is principally responsible for making  recommendations for  AllianceBernstein's  portion of the
Fund.  The three  members of the Global Value  Investment  Policy Group with the
most   significant    responsibility   for   the   day-to-day    management   of
AllianceBernstein's  share of the Fund's assets are: Sharon Fay, Kevin Simms and
Henry D'Auria.  Ms. Fay is CIO - Global Value  Equities,  Chairman of the Global
Value Investment  Policy Group and has been with  AllianceBernstein  since 1990.
Mr.  Simms is Co-CIO -  International  Value  Equities,  Director  of Research -
Global and  International  Value Equities and has been with the firm since 1992.
Mr. D'Auria is Co-CIO  International  Value Equities,  Co-CIO  Emerging  Markets
Value  Equities and has been with  AllianceBernstein  since 1991.  This team has held its Fund responsibilities since September 2005.

Fixed Income Fund

Paul Grillo, Timothy L. Rabe and Philip R. Perkins are primarily responsible for the  day-to-day  management of the  Manager's  share of the Fund's  assets.  Mr.
Grillo is a Senior Vice President and Senior Portfolio Manager and has been with
Delaware  Investments since 1993. Mr. Rabe is a Senior Vice President and Senior
Portfolio  Manager and has been with Delaware  Investments  since 2000. Prior to joining Delaware  Investments,  Mr. Rabe was a high-yield  portfolio manager for
Conseco  Capital  Management.  Mr. Perkins is a Senior Vice President and Senior
Portfolio  Manager and has been with Delaware  Investments  since 2003. Prior to joining Delaware Investments,  Mr. Perkins was Managing Director of the Emerging
Markets  Division of Global Markets for Deutsche Bank.  Messrs.  Grillo and Rabe
have held  their  Fund  responsibilities  since the  Fund's  inception,  and Mr.
Perkins assumed responsibilities on September 1, 2004.

When making investment  decisions for the Fund Messrs.  Grillo, Rabe and Perkins consult  with Ryan K.  Brist and  Stephen  R.  Cianci.  Mr.  Brist is a Managing
Director of Fixed Income and has been with Delaware  Investments since 2000. Mr.
Cianci is a Senior  Portfolio  Manager  and has been with  Delaware  Investments since 1992.  Mr. Brist assumed his Fund  responsibilities  on September 1, 2004, and Mr. Cianci has held his Fund responsibilities since the Fund's inception.

Aberdeen Asset Management Inc. ("AAMI"),  a U.S.  registered  investment adviser since 1995 and a wholly  owned  subsidiary  of Aberdeen  Asset  Management  PLC, provides a full range of  investment  advisory  services  to  institutional  and retail  clients.  As of March 31, 2006,  AAMI had  approximately  $26 billion in assets under management.  AAMI's headquarters are located at 1735 Market Street,
Philadelphia,  PA 19103. AAMI has held its Fund responsibilities  since December
2005.

A team of portfolio  managers,  led by Gary W.  Bartlett - CIO for AAMI's Active
Fixed Income team, is primarily  responsible  for the  day-to-day  management of
AAMI's  share of the  Fund's  assets.  In  addition  to Mr.  Bartlett,  the team includes Warren S. Davis, Thomas J. Flaherty, J. Christopher Gagnier,  Daniel R.
Taylor  and  Timothy  C. Vile.  Each  member of this team is a Senior  Portfolio
Manager and has been with AAMI since December 2005. Prior to December 2005, each member of this team was a Managing  Director of Deutsche  Investment  Management
Americas  Inc. Mr.  Bartlett and his team have held their Fund  responsibilities since the Fund's inception.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       37

--------------------------------------------------------------------------------
Who's who?
--------------------------------------------------------------------------------

The  following  describes  the various  organizations  involved  with  managing, administering and servicing the Funds.

Board of Trustees.  A mutual fund is governed by a board of trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment  manager and distributor.  However,  the Funds rely on certain exemptive  rules  adopted by the SEC that require  their Board of Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment  manager and  Sub-advisers.  An investment  manager is a company with overall responsibility for the management of a fund's assets. A sub-adviser is a company generally responsible for the day-to-day management of the fund's assets or some portion  thereof.  The  sub-adviser  is selected and  supervised  by the investment manager.  The investment manager or the sub-adviser,  as the case may be, is  responsible  for selecting  portfolio  investments  consistent  with the objective and policies  stated in a mutual  fund's  prospectus.  The  investment manager or the  sub-adviser,  as the case may be, places  portfolio  orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net assets.  A written  contract  between the  investment manager and the sub-adviser specifies the services the sub-adviser performs. The manager  and  the  sub-adviser  are  subject  to  numerous  legal  restrictions,
especially  regarding   transactions  with  the  funds  they  advise.   Delaware
Management  Company serves as the Funds' manager.  The Funds'  sub-advisers  are identified under the heading "Who manages the Funds?"

The  Trust has  applied  for an  exemptive  order  from the SEC  ("Multi-Manager
Order") that would permit the Manager,  subject to certain conditions,  to enter into  sub-advisory  agreements with sub-advisers  approved by the Trustees,  but without  the  requirement  of  shareholder  approval.  If the Trust  obtains the
Multi-Manager  Order,  the Manager will be able,  subject to the approval of the
Trustees,  but without shareholder  approval, to employ new sub-advisers for new or existing  funds,  change the terms of particular  sub-advisory  agreements or continue the  employment  of existing  sub-advisers  after events that under the
1940 Act and the sub-advisory agreements would cause an automatic termination of the  agreement.  However,  the  Manager  will  not  be  able  to  enter  into  a sub-advisory  agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the sub-advisory  agreement  with the  Affiliated  Adviser,  including  compensation thereunder,  is approved by the  affected  Fund's  shareholders,  including,  in instances in which the sub-advisory  agreement  pertains to a newly formed fund, the fund's  initial  shareholder.  Although  shareholder  approval  would not be required for the termination of sub-advisory agreements,  shareholders of a Fund would  continue to have the right to terminate  such  agreements for the Fund at any time by a vote of a majority of outstanding  voting  securities of the Fund.
In  employing  a  multi-manager   approach,   an  investment  manager  may  hire
consultants  to assist  with its duties.  The  Manager has hired  Linsco/Private
Ledger Corp., a registered broker-dealer and investment adviser, as a consultant to assist with this process.

Portfolio  managers.  Portfolio  managers are employed by the investment manager and/or sub-adviser to make investment  decisions for individual  portfolios on a day-to-day basis. The Funds' portfolio managers are identified under the heading
"Who manages the Funds?"

Custodian.  Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets. JPMorgan Chase Bank serves as the Funds' custodian.

Distributor.  Most  mutual  funds  continuously  offer new  shares to the public through distributors who are regulated as broker-dealers and are subject to NASD rules governing mutual fund sales practices. Delaware Distributors,  L.P. serves as the Funds'  distributor.  Shares of the Funds may be purchased only through a securities  dealer or other  financial  intermediary  that has  entered  into an agreement with the Funds'  distributor (a  "participating  securities  dealer or other financial intermediary"), including Linsco/Private Ledger Corp.

Financial intermediary  wholesaler.  Pursuant to a contractual  arrangement with
Delaware Distributors,  L.P., Lincoln Financial Distributors,  Inc. is primarily responsible  for  promoting  the  sale  of  fund  shares  through  participating securities broker/dealers or other financial intermediaries.

                                       38

Service  agent.  Mutual  fund  companies  employ one or more  service  agents to provide transfer agency,  shareholder,  accounting, and administrative services.
Transfer agents maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions.  Shareholder service agents provide customer service to shareholders. Fund accountants price portfolio holdings and calculate fund net  asset  values.  Fund  administrators  provide  various  administrative services such as coordinating service provider relationships,  contract renewals and Board meetings.  Delaware Service Company, Inc. serves as the Funds' service agent. Linsco/Private Ledger Corp. serves as, and other participating securities dealers  or  other  financial  intermediaries  may also  serve  as,  the  Funds'
sub-service agent with respect to Fund shares they have sold.

Securities  dealers and other financial  intermediaries.  Securities dealers and other financial intermediaries provide advice to their clients,  analyzing their financial  objectives and recommending  appropriate funds or other  investments.
Participating   securities   dealers  or  other  financial   intermediaries  are
compensated for their services, generally through sales commissions, and through
12b-1 distribution and/or service fees deducted from a Fund's assets.

Shareholders.  Like  shareholders of other companies,  mutual fund  shareholders have  specific  voting  rights.  Material  changes  in  the  terms  of a  fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       39

--------------------------------------------------------------------------------
About your account
--------------------------------------------------------------------------------

Investing in the Funds

Shares of the Funds may be  purchased  only through a  participating  securities dealer or other financial intermediary.

You can choose from a number of share classes for each Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult  your  participating  securities  dealer or other  financial intermediary to determine which class best suits your investment  goals and time frame.

Certain participating  securities dealers or other financial  intermediaries may charge you additional fees in connection with transactions in Fund shares.

Choosing a share class

Class A

o    Class A shares  have an  up-front  sales  charge of up to 5.75%  (Large Cap
     Growth Fund,  Large Cap Value Fund,  Small Cap Growth Fund, Small Cap Value
     Fund,  and  International  Fund) or 4.50% (Fixed  Income Fund) that you pay when you buy the shares.

o    If you invest $75,000 or more (Large Cap Growth Fund, Large Cap Value Fund,
     Small Cap Growth Fund,  Small Cap Value Fund,  and  International  Fund) or
     $100,000 or more (Fixed Income Fund),  your front-end  sales charge will be reduced.

o    You may qualify for other  reductions in sales  charges and,  under certain circumstances,  the sales  charge  may be waived  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.35% of average daily net assets (of which 0.25% are service fees) paid to the  distributor,  participating  securities  dealers  or  other  financial
     intermediaries  for  providing  services  and/or  maintaining   shareholder
     accounts. The 12b-1 fee for Class A shares is lower than the 12b-1 fees for
     Class B and Class C shares.  See  "Dealer  Compensation"  below for further information.

o    Class A shares are not subject to a contingent deferred sales charge.

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage rate of sales charge and rounding.

Class A sales charges

Large Cap Growth Fund, Large Cap Value Fund,
Small Cap Growth Fund, Small Cap Value
Fund, and International Fund
                                                         Sales Charge as a %      Gross Dealer's
                                 Sales Charge as a %       of Net Amount        Commission as a % of
Amount of Investment             of Offering Price           Invested             Offering Price
Less than $75,000                      5.75%                   6.10%                  5.75%
$75,000 but under $100,000             4.75%                   4.99%                  4.75%
$100,000 but under $250,000            3.75%                   3.90%                  3.75%
$250,000 but under $500,000            2.50%                   2.56%                  2.50%
$500,000 but under $1 million          2.00%                   2.04%                  2.00%
$1 million or more                     0.00%                   0.00%                  0.00%

Fixed Income Fund

Less than $100,000                     4.50%                   4.71%                  4.50%
$100,000 but under $250,000            3.50%                   3.63%                  3.50%
$250,000 but under $500,000            2.50%                   2.56%                  2.50%
$500,000 but under $1 million          2.00%                   2.04%                  2.00%
$1 million or more                     0.00%                   0.00%                  0.00%

                                       40

Class B

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o    For Large Cap Growth  Fund,  Large Cap Value Fund,  Small Cap Growth  Fund,
     Small Cap Value Fund, and International  Fund, if you redeem Class B shares during the first year after you buy them,  the shares  will be subject to a contingent  deferred sales charge of 4.00%.  The contingent  deferred sales charge  declines to 3.25%  during the second  year,  2.75% during the third year, 2.25% during the fourth and fifth years,  1.50% during the sixth year and 0% thereafter.

o    For Fixed Income Fund,  if you redeem Class B shares  during the first year after you buy them,  the shares  will be subject  to a  continent  deferred sales charge of 4.00%.  The contingent  deferred  sales charge  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges - Class B and Class C" below.

o    Under certain  circumstances,  the contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual 12b-1 fees of no greater than 1.00% of average  daily net assets  (of  which  0.25%  are  service  fees)  paid  to  the  Distributor, participating  securities  dealers or other  financial  intermediaries  for providing services and/or maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.35%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time.

                                       41

About your account (continued)

Class C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    Under certain  circumstances,  the contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee of no greater than 1.00%
     of average  daily net assets (of which 0.25% are service  fees) paid to the
     Distributor,   participating   securities   dealers   or  other   financial
     intermediaries  for  providing  services  and/or  maintaining   shareholder
     accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay service fees for  providing  services to  shareholders  of that class and/or maintaining  shareholder  accounts for that class, and distribution fees for the sale and distribution of shares of the class. Because these fees are paid out of class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C

Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount equal to the lesser of the net asset value at the time the shares being  redeemed were  purchased or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at  purchase of Class B Shares or Class C Shares of a Fund,  even if those shares are later  exchanged  for shares of another  Optimum  Fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

                                       42

Dealer compensation
The participating  securities dealer or other financial intermediary  (including
Linsco/Private  Ledger Corp.) that sells you shares of a Fund may be eligible to receive the following amounts as compensation for your investment in the Fund.

-------------------------------------------------- --------------- ----------------- ----------------
Large Cap Growth Fund, Large Cap Value Fund,         Class A(1)       Class B(2)       Class C(3)
Small Cap Growth Fund, Small Cap Value Fund, and
International Fund
-------------------------------------------------- --------------- ----------------- ----------------
Gross Dealer's Commission                               None            4.00%             1.00%
-------------------------------------------------- --------------- ----------------- ----------------
Investment less than $75,000                           5.75%             None             None
-------------------------------------------------- --------------- ----------------- ----------------
$75,000 but under $100,000                             4.75%             None             None
-------------------------------------------------- --------------- ----------------- ----------------
$100,000 but under $250,000                            3.75%             None             None
-------------------------------------------------- --------------- ----------------- ----------------
$250,000 but under $500,000                            2.50%             None             None
-------------------------------------------------- --------------- ----------------- ----------------
$500,000 but under $1 million                          2.00%             None             None
-------------------------------------------------- --------------- ----------------- ----------------
$1 million or more                                     0.00%             None             None
-------------------------------------------------- --------------- ----------------- ----------------
12b-1 Distribution and/or Service Fee to Dealer
                                                       0.35%            0.25%             1.00%
-------------------------------------------------- --------------- ----------------- ----------------

-------------------------------------------------- --------------- ----------------- ----------------
Fixed Income Fund
-------------------------------------------------- --------------- ----------------- ----------------
Gross Dealer's Commission                               None            4.00%             1.00%
-------------------------------------------------- --------------- ----------------- ----------------
Investment less than $100,000                          4.50%             None             None
-------------------------------------------------- --------------- ----------------- ----------------
$100,000 but under $250,000                            3.50%             None             None
-------------------------------------------------- --------------- ----------------- ----------------
$250,000 but under $500,000                            2.50%             None             None
-------------------------------------------------- --------------- ----------------- ----------------
$500,000 but under $1 million                          2.00%             None             None
-------------------------------------------------- --------------- ----------------- ----------------
$1 million or more                                     0.00%             None             None
-------------------------------------------------- --------------- ----------------- ----------------
12b-1 Distribution and/or Service Fee to Dealer
                                                       0.35%            0.25%             1.00%
-------------------------------------------------- --------------- ----------------- ----------------

(1)  On sales of Class A shares, the distributor re-allows to your participating securities  dealer or other financial  intermediary  the full amount of the front-end  sales charge and the full 0.35% 12b-1  distribution  and service fee applicable to Class A.

(2)  On  sales  of Class B  shares,  the  distributor  pays  your  participating securities dealer or other financial intermediary an up-front commission of
     4.00%. Your participating securities dealer or other financial intermediary also may be eligible to receive a 12b-1 service fee of up to 0.25% from the
     date  of  purchase.   After  approximately  eight  years,  Class  B  shares
     automatically convert into Class A shares and your participating securities dealer or other financial  intermediary may then be eligible to receive the full 0.35% 12b-1 distribution and service fee applicable to Class A.

(3)  On  sales  of Class C  shares,  the  distributor  pays  your  participating securities dealer or other financial intermediary an up-front commission of
     1.00%.  The  up-front  commission  includes an advance of the first  year's
     12b-1  service  fee of up to 0.25%,  which  your  participating  securities dealer or other  financial  intermediary  may be eligible to receive at the time of purchase.  During the first 12 months, the distributor  retains the full 1.00%  12b-1  distribution  and service  fee to offset  partially  the up-front  commission  paid and the 0.25% 12b-1  service fee advanced at the time of purchase. Starting in the 13th month, your participating securities dealer or other financial  intermediary may be eligible to receive the full
     1.00% 12b-1 distribution and service fee applicable to Class C.

In addition,  participating securities dealers or other financial intermediaries
(including  Linsco/Private  Ledger  Corp.) who have entered  into a  sub-service agreement with Delaware Service Company,  Inc. may receive from Delaware Service
Company,  Inc.  compensation  at an  annual  rate of up to 0.25% of each  Fund's average daily net assets, with respect to Fund shares they have sold.

                                       43

About your acount (continued)

How to reduce your sales charge

We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You may also get  additional  information  from  your  participating  securities dealer or other financial  intermediary.  You or your  participating  securities dealer or other financial  intermediary  must notify us at the time you purchase shares  if you are  eligible  for any of these  programs.  You may also  need to provide  information to your participating  securities dealer or other financial intermediary  or to a Fund in order to qualify for a reduction in sales charges.
Such information may include your total Optimum Fund holdings,  and the names of qualifying family members and their holdings.  We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced sales charge.

-------------------- ---------------------- ----------------------- ---------------------- ----------------------
                                                                          Share class
      Program             How it works                A                       B                      C
-------------------- ---------------------- ----------------------- ---------------------------------------------
Letter of Intent     Through a Letter of              X             Although the Letter of Intent and Rights of
                     Intent you agree to                            Accumulation do not apply to the purchase
                     invest a certain                               of Class B and Class C shares, you can
                     amount in Optimum                              combine your purchase of Class A shares
                     Funds over a                                   with your purchase of Class B and Class C
                     13-month period to                             shares to fulfill your Letter of Intent or
                     qualify for reduced                            qualify for Rights of Accumulation.
                     front-end sales
                     charges.
-------------------- ---------------------- -----------------------
Rights of            You can combine your             X
Accumulation         holdings or
                     purchases of all
                     Optimum Funds as
                     well as the holdings
                     and purchases of
                     your spouse and
                     children under 21 to
                     qualify for reduced
                     front-end sales
                     charges.
-------------------- ---------------------- ----------------------- ---------------------- ----------------------
Reinvestment of      Up to 35 days after    For Class A, you will   For Class B, your      Not available.
Redeemed Shares      you redeem shares,     not have to pay an      account will be
                     you can reinvest the   additional front-end    credited with the
                     proceeds without       sales charge.           contingent deferred
                     paying a sales                                 sales charge you
                     charge as noted to                             previously paid on
                     the right.                                     the amount you are
                                                                    reinvesting.  Your
                                                                    schedule for
                                                                    contingent deferred
                                                                    sales charges and
                                                                    conversion to Class
                                                                    A will not start
                                                                    over again; it will
                                                                    pick up from the
                                                                    point at which you
                                                                    redeemed your shares.
-------------------- ---------------------- ----------------------- ---------------------- ----------------------

Each Fund may, from time to time,  waive the front-end sales charge on its Class
A shares sold to clients of certain  participating  securities  dealers or other financial intermediaries meeting criteria established by the Funds' distributor.
This  privilege  will apply only to a client who can document  that such Class A shares  were  purchased  with  proceeds  from the  redemption  of shares from an unaffiliated  mutual fund on which a sales  charge was paid or that were subject at any  time  to a  contingent  deferred  sales  charge,  and  when  the  Fund's distributor  has determined in its sole discretion  that the  unaffiliated  fund invests  primarily  in the same  types  of  securities  as or has an  investment objective similar to that of the Fund purchased.  The shares of the unaffiliated fund must have been  purchased  within  the last two years  prior to the date on which Class A shares are purchased, and purchases of Class A shares must be made within thirty (30) days of redemption from the unaffiliated fund.

                                       44

Waivers of Contingent Deferred Sales Charges

--------------------------------------------------------- --------------- ---------------------- ------------------------
                                                                               Share Class
--------------------------------------------------------- --------------- ---------------------- ------------------------
   Category                                                     A*                  B                      C
--------------------------------------------------------- --------------- ---------------------- ------------------------
Redemptions in accordance  with a Systematic  Withdrawal        X                   X                       X
Plan,   provided  the  annual  amount   selected  to  be
withdrawn  under  the Plan  does not  exceed  12% of the
value of the  account  on the date  that the  Systematic
Withdrawal Plan was established or modified.
--------------------------------------------------------- --------------- ---------------------- ------------------------
Redemptions   that  result  from  the  Fund's  right  to        X                   X                       X
liquidate a  shareholder's  account if the aggregate net
asset  value of the shares  held in the  account is less
than the then-effective minimum account size.
--------------------------------------------------------- --------------- ---------------------- ------------------------
Distributions  to participants or  beneficiaries  from a        X             Not available.         Not available.
retirement  plan  qualified  under section 401(a) of the
Internal Revenue Code of 1986, as amended (the "Code").
--------------------------------------------------------- --------------- ---------------------- ------------------------
Redemptions  pursuant to the  direction of a participant        X             Not available.         Not available.
or  beneficiary  of a retirement  plan  qualified  under
section   401(a)  of  the  Code  with  respect  to  that
retirement plan.
--------------------------------------------------------- --------------- ---------------------- ------------------------
Periodic  distributions  from an  individual  retirement        X                   X                       X
account  (i.e.,  IRA, ROTH IRA,  Coverdell  IRA,  SIMPLE
IRA,   SAR/SEP  or  SEP/IRA)   or  a  qualified   plan**
(403(b)(7) plan, 457 Deferred  Compensation Plan, Profit
Sharing  Plan,  Money  Purchase  Plan or 401(k)  Defined
Contribution  Plan)  not  subject  to  a  penalty  under
Section  72(t)(2)(A)  of  the  Code  or  a  hardship  or
unforeseen  emergency provision in the qualified plan as
described in Tres.  Reg.ss.1.401(k)-1(d)(2)  and Section
457(d)(3) of the Code.
--------------------------------------------------------- --------------- ---------------------- ------------------------
Returns of Excess  Contributions  due to any  regulatory        X                   X                       X
limit from an individual  retirement account (i.e., IRA,
ROTH  IRA,   Coverdell  IRA,  SIMPLE  IRA,   SAR/SEP  or
SEP/IRA)  or  a  qualified  plan  (403(b)(7)  plan,  457
Deferred  Compensation  Plan, Profit Sharing Plan, Money
Purchase Plan or 401(k) Defined Contribution Plan).
--------------------------------------------------------- --------------- ---------------------- ------------------------
Distributions  by other  employee  benefit  plans to pay        X             Not available.         Not available.
benefits.
--------------------------------------------------------- --------------- ---------------------- ------------------------
Systematic  withdrawals  from a  retirement  account  or        X                   X                       X
qualified  plan  that  are  not  subject  to  a  penalty
pursuant  to  Section  72(t)(2)(A)  of  the  Code  or  a
hardship  or  unforeseen   emergency  provision  in  the
qualified    plan**   as   described   in   Tres.   Reg.
ss.1.401(k)-1(d)(2)  and  Section  457(d)(3)  of the Code.
The systematic  withdrawal may be pursuant to the Funds'
Systematic  Withdrawal  Plan or a systematic  withdrawal
permitted by the Code.
--------------------------------------------------------- ---------------------------------------------------------------

                                       45

About your acount (continued)

Waivers of Contingent Deferred Sales Charges (continued)

--------------------------------------------------------- --------------- ---------------------- ------------------------
Distributions from an account of a redemption  resulting         X                   X                       X
from the death or  disability  (as  defined  in  Section
72(t)(2)(A)  of the  Code)  of a  registered  owner or a
registered  joint owner  occurring after the purchase of
the  shares  being  redeemed.  In the  case of  accounts
established  under the  Uniform  Gifts to Minors  Act or
Uniform  Transfers to Minors Act or trust accounts,  the
waiver applies upon the death of all beneficial owners.
--------------------------------------------------------- --------------- ---------------------- ------------------------
Redemptions  by certain  legacy  retirement  assets that         X             Not available.                X
meet the requirements set forth in the SAI.
--------------------------------------------------------- --------------- ---------------------- ------------------------
Redemptions  by the  classes  of  shareholders  who  are         X             Not available.         Not available.
permitted  to  purchase   shares  at  net  asset  value,
regardless  of the  size of the  purchase.  See  "Buying
Class A shares at Net Asset Value" above.
--------------------------------------------------------- --------------- ---------------------- ------------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any records that  substantiate  these costs  because the Funds,  their transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of  charge in a clear and  prominent  format on the  Optimum
Funds' Web site at www.optimummutualfunds.com.

                                       46

How to buy shares

Through your financial intermediary [GRAPHIC OMITTED: SYMBOL OF A PERSON]

Your participating  securities dealer or other financial intermediary can handle all the  details  of  purchasing  shares,  including  opening an  account.  Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange [GRAPHIC OMITTED:  AN EXCHANGE SYMBOL]

You may also purchase shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange  privilege,  contact your participating securities dealer or other financial intermediary.

You may open an account with an initial investment of $2,500 and make additional investments  at any time for as little as $100.  If you are buying  shares in an individual  retirement  account (IRA) or Roth IRA, or under the Uniform Gifts to
Minors Act or the Uniform  Transfers  to Minors Act, the minimum  investment  is
$250,  and you can make  additional  investments  of only $25. The minimum for a
Coverdell  Education  Savings Account  ("Coverdell  ESA") is $500. Under certain circumstances,  the initial and  additional  investment  minimums may be waived;
please see the SAI.  Your  participating  securities  dealer or other  financial intermediary may have different account and investment requirements.

Certificates representing shares purchased are not issued.

The  price to buy  shares is the net asset  value  per share  ("NAV"),  plus any applicable sales charge. This is the offering price. The price of your shares is based on the next  calculation  of NAV  after  your  order is  placed.  For your purchase order to be priced at the NAV on the day of your order, you must submit
your  order  to  your   participating   securities  dealer  or  other  financial
intermediary  prior to that day's close of regular trading on the New York Stock
Exchange ("NYSE"),  which is normally 4:00 p.m. Eastern Time. Your participating securities dealer or other financial intermediary is responsible for making sure that your order is promptly  sent to the Fund.  Any purchase  order placed after the close of regular  trading on the NYSE will be priced at the NAV at the close of regular  trading on the next business day. We reserve the right to reject any purchase order.

We  determine  each Fund's NAV at the close of regular  trading on the NYSE each business day that the Exchange is open  (Business  Day). We calculate this value by  adding  the  market  value  of all the  securities  and  assets  in a Fund's portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the NAV.

Securities listed on a U.S.  securities exchange for which market quotations are available  are  normally  valued at the last  quoted  sale  price on the day the valuation is made.  Price  information  on listed  securities  is taken from the exchange  where the  security is  primarily  traded.  Unlisted  domestic  equity securities  are  normally  valued at the last sale  price as of the close of the
NYSE.  Domestic equity  securities traded  over-the-counter  and domestic equity securities  that are not traded on the valuation  date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

Securities  listed on a foreign exchange are generally valued at the last quoted sales  price at the close of the  exchange on which the  security  is  primarily traded or at the last quoted  sales price  available at the time when net assets are  valued.  For  purposes  of  calculating  NAV,  all assets  and  liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer  quotations of such currencies based on rates in  effect as of the close of the  London  Stock  Exchange,  as  provided  by an independent  pricing service.  Foreign securities may trade on weekends or other days when a Fund does not price its shares.  While the value of a Fund's  assets may  change on these  days,  you will not be able to  purchase  or  redeem  Fund shares.

U.S. Government  securities are normally priced at the mean of the bid and asked price. Corporate bonds and other fixed-income securities are generally valued on the basis of prices  provided by a pricing service when such prices are believed to reflect the fair market value of such  securities.  Securities with remaining maturities of 60 days or less are valued at amortized  cost, if it  approximates market value.

                                       47

About your acount (continued)

For other assets and  securities  for which  quotations are determined to be not readily  available  (possibly  including  restricted  securities) we use methods approved by the Funds' Board of Trustees  that are designed to price  securities at their fair market value.

Fair valuation

When a Fund uses fair value  pricing,  it may take into  account  any factors it deems  appropriate.  A Fund may  determine  fair value  based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices. The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Fair value pricing may involve  subjective  judgments and it is possible that the fair value determined for a security  is  materially  different  than the value that could be realized upon the sale of that security.

Each Fund anticipates  using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets  close well before a Fund values its  securities  at 4:00 p.m.,  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for  valuing a Fund's  assets  to a  Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Document delivery

If you have an  account  in the same  Optimum  Fund as  another  member  of your household,  we are sending your household one copy of the Fund's  prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses  associated with the Fund. We will continue to send one copy of each of these  documents to your household  until you notify us that you wish individual materials. If you wish to receive individual materials, please call our  Shareholder  Service  Center at 800 914-0278 or your  financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

How to sell shares

Through your financial intermediary [GRAPHIC OMITTED: SYMBOL OF A PERSON]

Your participating  securities dealer or other financial intermediary can handle all the details of redeeming your shares.  Your participating  securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange [GRAPHIC OMITTED: EXCHANGE SYMBOL]

You may also redeem shares by  exchanging  shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange  privilege,  contact your participating securities dealer or other financial intermediary.

The price to sell shares is the NAV,  minus any applicable  contingent  deferred sales charge.  The price of your shares is based on the next  calculation of NAV after your order is placed.  For your redemption request to be priced at the NAV on the day of your request,  you must submit your request to your  participating securities dealer or other financial  intermediary  prior to that day's close of regular  trading on the NYSE,  which is normally 4:00 p.m.  Eastern  Time.  Your participating  securities dealer or other financial  intermediary is responsible for making sure that your  redemption  request is promptly sent to the Fund. Any redemption request placed after the close of regular trading on the NYSE will be priced at the NAV at the close of regular  trading on the next  business  day. A
Fund may reject an order to sell shares under certain circumstances.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one Fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

                                       48

How to transfer shares

You may  transfer  your Fund  shares  only to another  participating  securities dealer or other financial intermediary.  All future trading of these assets must be coordinated by the receiving firm. You may not transfer your Fund shares to a securities  dealer or other financial  intermediary that has not entered into an agreement  with the  distributor.  In this case,  you must either  transfer your shares to an account with the Funds'  service agent  (contact  Delaware  Service
Company,  Inc. at (800) 914-0278 for  information),  or sell your shares and pay any applicable deferred sales charge.  Certain  shareholder  services may not be available for the transferred  shares. If you hold Fund shares directly with the
Funds'  service agent,  you may purchase,  only through  dividend  reinvestment, additional shares of only those Funds previously owned before the transfer.

Account minimums

If you redeem  shares and your  account  balance  falls below a Fund's  required account  minimum  of $1,000  ($250 for IRAs and Roth IRAs,  or Uniform  Gifts to
Minors Act or Uniform  Transfers to Minors Act accounts,  and $500 for Coverdell
ESAs) for three or more consecutive  months,  you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the  required  time,  you may be charged a $9 fee for that quarter  and each  quarter  after that until your  account  reaches  the minimum balance. If your account does not reach the minimum balance, the Fund may redeem the shares in your account (without charging any deferred sales charge) after 60 days' written notice to you. Under certain  circumstances,  the account minimums may be waived; please see the SAI.

Special services

To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Systematic Withdrawal Plan

Through our  Systematic  Withdrawal  Plan you can  arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly, or $75 quarterly.  The applicable limited contingent deferred sales charge for Class A Shares and contingent deferred sales charge for Class B and C
Shares  redeemed via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn  in each year is less than 12% of the  account  balance on the date that the Plan is  established.  If the annual amount  withdrawn in any year exceeds 12% of the account  balance on the date that the  Systematic  Withdrawal
Plan is  established,  all  redemptions  under the Plan will be subjected to the applicable  contingent  deferred  sales  charge,  including  an  assessment  for previously redeemed amounts under the Plan.

Dividend Reinvestment Plan

Through  our  Dividend  Reinvestment  Plan,  you  may  have  your  distributions reinvested  in your  account or in the same share  class in  another  Fund.  The shares that you purchase through the Dividend  Reinvestment Plan are not subject to a front-end  sales charge or a contingent  deferred sales charge.  Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may  exchange  all or part of your shares of one Fund for shares of the same class of another  Fund without  paying a front-end  sales charge or a contingent deferred sales charge at the time of the exchange. When exchanging shares of one
Fund for the same  class of  shares  of other  Funds,  your new  shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The  holding  period for  purposes  of  determining  the contingent  deferred  sales  charge  and (when  exchanging  Class B shares)  the conversion to Class A shares will also remain the same,  with the amount of time you held your original  shares being credited  toward the holding period of your new shares.  You don't pay sales charges on shares that you acquired through the reinvestment  of  dividends.  You may  have to pay  taxes on your  exchange.  To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

Frequent trading of Fund shares

The Funds discourage  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Funds'  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market timing.  The Funds will consider anyone who  follows a pattern of market  timing in any  Delaware  Investments(R)
Fund or the Optimum Fund Trust to be a market timer and may consider  anyone who has followed a similar pattern of market timing at an  unaffiliated  fund family to be a market timer.

                                       49

About your acount (continued)

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips"-  that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Funds reserve the right to consider  other trading patterns to be market timing.

Your  ability to use the  Funds'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Funds reserve the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  business day  following receipt by the Funds.

Redemptions  will continue to be permitted in accordance with the Funds' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Funds  reserve the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Fund's shareholders. While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated.

Risks of market timing

By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Funds' shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts,  may disrupt efficient portfolio  management.  In particular,  a
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges of a Fund's shares may also force a Fund to sell portfolio  securities at inopportune times to raise cash to accommodate  short-term  trading activity.
This could  adversely  affect a Fund's  performance  if, for  example,  the Fund incurs  increased  brokerage  costs and  realization  of taxable  capital  gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures

The Funds,  through  their  transfer  agent,  maintain  surveillance  procedures designed  to  detect  excessive  or  short-term  trading  in Fund  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Fund shares for violations of the Fund's market timing policy or other  patterns  of  short-term  or  excessive  trading.  For  purposes of these transaction  monitoring  procedures,  the Fund may consider  trading activity by multiple accounts under common ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

                                       50

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly among certain  broker/dealers  and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds  will  attempt  to apply  their  monitoring  procedures  to these  omnibus accounts and to the individual  participants  in such accounts.  In an effort to discourage  market timers in such  accounts,  the Fund may consider  enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies to avoid  detection  and,  despite the efforts of the Funds and their agents to detect  market timing in Fund shares,  there is no guarantee  that the
Funds will be able to  identify  these  shareholders  or curtail  their  trading practices.  In  particular,  the Funds may not be able to detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes

Each of the Large Cap Growth Fund,  Large Cap Value Fund, Small Cap Growth Fund,
Small Cap Value Fund, and  International  Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually.
The Fixed Income Fund  expects to declare and  distribute  dividends  quarterly.
Each Fund will  distribute net capital gains,  if any, at least annually and may distribute net capital gains twice a year.

Dividends and Distributions.  Each Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company,  each Fund generally pays no federal income tax on the  income  and gains it  distributes  to you.  Each Fund  expects  to  declare dividends  daily and  distribute all of its net  investment  income,  if any, to shareholders  as dividends  monthly.  Each Fund will also distribute net capital gains if any,  annually.  The amount of any distribution will vary, and there is no  guarantee  a Fund  will pay  either  an income  dividend  or a capital  gain distribution.  We  automatically  reinvest all dividends and any capital  gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However,  when necessary,  the Funds will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid  "Buying A Dividend."  If you invest in a Fund  shortly  before the record date of a capital gains  distribution,  the distribution will lower the value of the Fund's  shares by the amount of the  distribution  and, in effect,  you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Optimum Fund is the same as a sale.

By law, if you do not provide the Funds with your proper taxpayer identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Funds also must withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax and are subject to special  U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Funds.

                                       51

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial  highlights tables are intended to help you understand each Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Funds'  financial  statements,  is included in the
Funds' annual report, which is available upon request by calling 800 523-1918.

Optimum Large Cap Growth Fund                                                 Class A                                    Class B
                                                         Year ended          8/1/03(1)             Year ended          8/1/03(1)
                                                         March 31,              to                 March 31,               to
                                                     2006          2005       3/31/04          2006           2005       3/31/04

Net asset value, beginning of period              $10.020        $9.570        $8.500        $9.910         $9.530        $8.500

Income (loss) from investment operations:
Net investment loss(2)                            (0.057)       (0.036)       (0.037)       (0.126)        (0.099)       (0.077)
Net realized and unrealized gain on
  investments and foreign currencies                1.577         0.486         1.107         1.556          0.479         1.107
                                                  -------       -------       -------       -------        -------        ------
Total from investment operations                    1.520         0.450         1.070         1.430          0.380         1.030
                                                  -------       -------       -------       -------        -------        ------

Net asset value, end of period                    $11.540       $10.020        $9.570       $11.340         $9.910        $9.530
                                                  =======       =======       =======       =======        =======       =======

Total return(3)                                    15.17%         4.70%        12.59%        14.43%          3.99%        12.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $47,283       $26,252        $9,337       $10,168         $7,603        $3,568
Ratio of expenses to average net assets             1.69%         1.67%         1.61%         2.34%          2.32%         2.26%
Ratio of expenses to average net assets
  prior to expense limitation                       1.84%         1.87%         2.51%         2.49%          2.52%         3.16%
Ratio of net investment loss to average
  net assets                                      (0.52%)       (0.37%)       (0.61%)       (1.17)%        (1.02%)       (1.26%)

Ratio of net investment loss to average
  net assets prior to expense limitation          (0.67%)       (0.57%)       (1.51%)       (1.32)%        (1.22%)       (2.16%)
Portfolio turnover                                    48%           37%           51%           48%            37%           51%

                                       52

Optimum Large Cap Growth Fund                                                 Class C
                                                        Year ended          8/1/03(1)
                                                         March 31,             to
                                                     2006          2005       3/31/04

Net asset value, beginning of period               $9.910        $9.530        $8.500

Income (loss) from investment operations:
Net investment loss(2)                            (0.126)       (0.099)       (0.077)
Net realized and unrealized gain on
  investments and foreign currencies                1.556         0.479         1.107
                                                  -------       -------       -------
Total from investment operations                    1.430         0.380         1.030
                                                  -------       -------       -------

Net asset value, end of period                    $11.340        $9.910        $9.530
                                                  =======       =======       =======

Total return(3)                                    14.43%         3.99%        12.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $164,995       $91,434       $35,143
Ratio of expenses to average net assets             2.34%         2.32%         2.26%
Ratio of expenses to average net assets
  prior to expense limitation                       2.49%         2.52%         3.16%
Ratio of net investment loss to average
  net assets                                      (1.17%)       (1.02%)       (1.26%)

Ratio of net investment loss to average
  net assets prior to expense limitation          (1.32%)       (1.22%)       (2.16%)
Portfolio turnover                                    48%           37%           51%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       53

Financial highlights (continued)

Optimum Large Cap Value Fund                                                 Class A                                     Class B
                                                        Year ended          8/1/03(1)             Year ended           8/1/03(1)
                                                         March 31,              to                 March 31,               to
                                                     2006          2005       3/31/04          2006           2005      3/31/04

Net asset value, beginning of period              $10.840        $9.830        $8.500       $10.780         $9.810        $8.500

Income (loss) from investment operations:
Net investment income(2)                            0.092         0.074         0.038         0.021          0.008       (0.003)
Net realized and unrealized gain on
  investments and foreign currencies                0.947         1.100         1.331         0.933          1.098         1.329
                                                  -------       -------       -------       -------        -------        ------
Total from investment operations                    1.039         1.174         1.369         0.954          1.106         1.326
                                                  -------       -------       -------       -------        -------        ------

Less dividends and distributions from:
Net investment income                             (0.065)       (0.028)       (0.023)           ---            ---           ---
Net realized gain on investments                  (0.494)       (0.136)       (0.016)       (0.494)        (0.136)       (0.016)
                                                  -------       -------       -------       -------        -------        ------
Total dividends and distributions                 (0.559)       (0.164)       (0.039)       (0.494)        (0.136)       (0.016)
                                                  -------       -------       -------       -------        -------        ------
Net asset value, end of period                    $11.320       $10.840        $9.830       $11.240        $10.780        $9.810
                                                  =======       =======       =======       =======        =======       =======

Total return(3)                                     9.82%        12.04%        16.12%         9.05%         11.36%        15.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $45,666       $27,524        $9,115       $10,103         $8,072        $3,609
Ratio of expenses to average net assets             1.55%         1.53%         1.50%         2.20%          2.18%         2.15%
Ratio of expenses to average net assets
  prior to expense limitation                       1.83%         1.84%         2.52%         2.48%          2.49%         3.17%
Ratio of net investment income (loss) to
  average net assets                                0.83%         0.72%         0.59%         0.18%          0.07%       (0.06%)
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation                                        0.55%         0.41%       (0.43%)       (0.10%)        (0.24%)       (1.08%)
Portfolio turnover                                    52%           38%           38%           52%            38%           38%

                                       54

Optimum Large Cap Value Fund                                                  Class C
                                                        Year ended          8/1/03(1)
                                                         March 31,             to
                                                     2006          2005       3/31/04

Net asset value, beginning of period              $10.780        $9.810        $8.500

Income (loss) from investment operations:
Net investment income (loss)(2)                     0.021         0.008       (0.003)
Net realized and unrealized gain on
  investments and foreign currencies                0.933         1.098         1.329
                                                  -------       -------       -------
Total from investment operations                    0.954         1.106         1.326
                                                  -------       -------       -------

Less dividends and distributions from:
Net investment income                                 ---           ---           ---
Net realized gain on investments                  (0.494)       (0.136)       (0.016)
                                                  -------       -------       -------
Total dividends and distributions                 (0.494)       (0.136)       (0.016)
                                                  -------       -------       -------

Net asset value, end of period                    $11.240       $10.780        $9.810
                                                  =======       =======        ======

Total return(3)                                     9.16%        11.36%        15.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $163,876       $97,823       $35,732
Ratio of expenses to average net assets             2.20%         2.18%         2.15%
Ratio of expenses to average net assets
  prior to expense limitation                       2.48%         2.49%         3.17%
Ratio of net investment income (loss) to
  average net assets                                0.18%         0.07%       (0.06%)
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation                                      (0.10%)       (0.24%)       (1.08%)
Portfolio turnover                                    52%           38%           38%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       55

Financial highlights (continued)

Optimum Small Cap Growth Fund                                                 Class A                                     Class B
                                                         Year ended          8/1/03(1)             Year ended           8/1/03(1)
                                                         March 31,              to                 March 31,               to
                                                     2006          2005       3/31/04          2006           2005      3/31/04

Net asset value, beginning of period              $11.750       $11.260        $8.500       $11.640        $11.230        $8.500

Income (loss) from investment operations:
Net investment loss(2)                            (0.176)       (0.161)       (0.100)       (0.257)        (0.233)       (0.146)
Net realized and unrealized gain on
  investments                                       2.766         0.653         2.860         2.727          0.645         2.876
                                                  -------       -------       -------       -------        -------        ------
Total from investment operations                    2.590         0.492         2.760         2.470          0.412         2.730
                                                  -------       -------       -------       -------        -------        ------

Less dividends and distributions from:
Net realized gain on investments                      ---       (0.002)           ---           ---        (0.002)           ---
                                                  -------       -------       -------       -------        -------        ------
Total dividends and distributions                     ---       (0.002)           ---           ---        (0.002)           ---
                                                  -------       -------       -------       -------        -------        ------

Net asset value, end of period                    $14.340       $11.750       $11.260       $14.110        $11.640       $11.230
                                                  =======       =======       =======       =======        =======       =======

Total return(3)                                    22.04%         4.37%        32.47%        21.22%          3.67%        32.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $11,984        $6,133        $2,115        $2,285         $1,665          $792
Ratio of expenses to average net assets             1.95%         1.80%         1.81%         2.60%          2.45%         2.46%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                          2.46%         2.69%         4.11%         3.11%          3.34%         4.76%
Ratio of net investment loss to average
  net assets                                      (1.38%)       (1.42%)       (1.41%)       (2.03%)        (2.07%)       (2.06%)
Ratio of net investment loss to average
  net assets prior to expense limitation
  and expenses paid indirectly                    (1.89%)       (2.31%)       (3.71%)       (2.54%)        (2.96%)       (4.36%)
Portfolio turnover                                    47%           44%           16%           47%            44%           16%

Optimum Small Cap Growth Fund                                                 Class C
                                                        Year ended          8/1/03(1)
                                                         March 31,             to
                                                     2006          2005       3/31/04
Net asset value, beginning of period              $11.640       $11.230        $8.500

Income (loss) from investment operations:
Net investment loss(2)                            (0.257)       (0.233)       (0.146)
Net realized and unrealized gain on
  investments                                       2.727         0.645         2.876
                                                  -------       -------       -------
Total from investment operations                    2.470         0.412         2.730
                                                  -------       -------       -------

Less dividends and distributions from:
Net realized gain on investments                      ---       (0.002)           ---
                                                  -------       -------       -------
Total dividends and distributions                     ---       (0.002)           ---
                                                  -------       -------       -------

Net asset value, end of period                    $14.110       $11.640       $11.230
                                                  =======       =======        ======

Total return(3)                                    21.22%         3.67%        32.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $36,537       $19,883        $7,521
Ratio of expenses to average net assets             2.60%         2.45%         2.46%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                          3.11%         3.34%         4.76%
Ratio of net investment income (loss)
  to average net assets                           (2.03%)       (2.07%)       (2.06%)
Ratio of net investment income (loss)
  to average net assets prior to expense
  limitation and expenses paid indirectly         (2.54%)       (2.96%)       (4.36%)
Portfolio turnover                                    47%           44%           16%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

Financial highlights (continued)

Optimum Small Cap Value Fund                                                  Class A                                    Class B
                                                        Year ended          8/1/03(1)             Year ended           8/1/03(1)
                                                         March 31,              to                 March 31,               to
                                                     2006          2005       3/31/04          2006           2005       3/31/04

Net asset value, beginning of period              $12.410       $11.010        $8.500       $12.280        $10.970        $8.500

Income (loss) from investment operations:
Net investment loss(2)                            (0.022)       (0.055)       (0.046)       (0.102)        (0.129)       (0.090)
Net realized and unrealized gain on
  investments                                       2.043         1.801         2.616         2.013          1.785         2.620
                                                  -------       -------       -------       -------        -------        ------
Total from investment operations                    2.021         1.746         2.570         1.911          1.656         2.530
                                                  -------       -------       -------       -------        -------        ------

Less dividends and distributions from:
Net realized gain on investments                  (0.841)       (0.346)       (0.060)       (0.841)        (0.346)       (0.060)
                                                  -------       -------       -------       -------        -------        ------
Total dividends and distributions                 (0.841)       (0.346)       (0.060)       (0.841)        (0.346)       (0.060)
                                                  -------       -------       -------       -------        -------        ------

Net asset value, end of period                    $13.590       $12.410       $11.010       $13.350        $12.280       $10.970
                                                  =======       =======       =======       =======        =======       =======

Total return(3)                                    17.17%        16.12%        30.30%        16.35%         15.35%        29.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $13,300        $7,297        $2,126        $2,359         $1,859          $819
Ratio of expenses to average net assets             1.76%         1.73%         1.67%         2.41%          2.38%         2.32%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                          2.58%         2.61%         4.08%         3.23%          3.26%         4.73%
Ratio of net investment loss to average
  net assets                                      (0.17%)       (0.47%)       (0.69%)       (0.82%)        (1.12%)       (1.34%)
Ratio of net investment loss to average
  net assets prior to expense limitation
  and expenses paid indirectly                    (0.99%)       (1.35%)       (3.10%)       (1.64%)        (2.00%)       (3.75%)
Portfolio turnover                                    42%           46%           40%           42%            46%           40%

                                       58

Optimum Small Cap Value Fund                                                  Class C
                                                        Year ended          8/1/03(1)
                                                         March 31,             to
                                                     2006          2005       3/31/04

Net asset value, beginning of period              $12.280       $10.970        $8.500

Income (loss) from investment operations:
Net investment loss(2)                            (0.102)       (0.129)       (0.090)
Net realized and unrealized gain on
  investments                                       2.013         1.785         2.620
                                                  -------       -------       -------
Total from investment operations                    1.911         1.656         2.530
                                                  -------       -------       -------

Less dividends and distributions from:
Net realized gain on investments                  (0.841)       (0.346)       (0.060)
                                                  -------       -------       -------
Total dividends and distributions                 (0.841)       (0.346)       (0.060)
                                                  -------       -------       -------
Net asset value, end of period                    $13.350       $12.280       $10.970
                                                  =======       =======       =======

Total return(3)                                    16.35%        15.35%        29.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $38,782       $23,869        $9,018
Ratio of expenses to average net assets             2.41%         2.38%         2.32%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                          3.23%         3.26%         4.73%
Ratio of net investment loss to average
  net assets                                      (0.82%)       (1.12%)       (1.34%)
Ratio of net investment loss to average
  net assets prior to expense limitation
  and expenses paid indirectly                    (1.64%)       (2.00%)       (3.75%)
Portfolio turnover                                    42%           46%           40%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       59

Financial highlights (continued)

Optimum International Fund                                                    Class A                                    Class B
                                                        Year ended          8/1/03(1)             Year ended           8/1/03(1)
                                                         March 31,              to                 March 31,               to
                                                     2006          2005       3/31/04          2006           2005       3/31/04

Net asset value, beginning of period              $11.660       $10.670        $8.500       $11.530        $10.620        $8.500

Income (loss) from investment operations:
Net investment income (loss)(2)                     0.180         0.050         0.021         0.102        (0.020)       (0.023)
Net realized and unrealized gain on
  investments and foreign currencies                2.456         1.069         2.155         2.426          1.059         2.149
                                                  -------       -------       -------       -------        -------        ------
Total from investment operations                    2.636         1.119         2.176         2.528          1.039         2.126
                                                  -------       -------       -------       -------        -------        ------

Less dividends and distributions from:
Net investment income                             (0.074)           ---           ---       (0.016)            ---           ---
Net realized gain on investments                  (0.752)       (0.129)       (0.006)       (0.752)        (0.129)       (0.006)
                                                  -------       -------       -------       -------        -------        ------
Total dividends and distributions                 (0.826)       (0.129)       (0.006)       (0.768)        (0.129)       (0.006)
                                                  -------       -------       -------       -------        -------        ------

Net asset value, end of period                    $13.470       $11.660       $10.670       $13.290        $11.530       $10.620
                                                  =======       =======       =======       =======        =======       =======

Total return(3)                                    23.54%        10.62%        25.61%        22.81%          9.91%        25.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $20,247       $11,300        $4,083        $4,594         $3,386        $1,624
Ratio of expenses to average net assets             1.96%         1.98%         1.92%         2.61%          2.63%         2.57%
Ratio of expenses to average net assets
  prior to expense limitation                       2.20%         2.30%         3.82%         2.85%          2.95%         4.47%
Ratio of net investment income (loss) to
  average net assets                                1.47%         0.45%         0.30%         0.82%        (0.20%)       (0.35%)
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation                                        1.23%         0.13%       (1.60%)         0.58%        (0.52%)       (2.25%)
Portfolio turnover                                    68%           82%           49%           68%            82%           49%

                                       60

Optimum International Fund                                                    Class C
                                                        Year ended          8/1/03(1)
                                                         March 31,              to
                                                     2006          2005       3/31/04

Net asset value, beginning of period              $11.540       $10.620        $8.500

Income (loss) from investment operations:
Net investment income (loss)(2)                     0.102       (0.020)       (0.023)
Net realized and unrealized gain on
  investments and foreign currencies                2.416         1.069         2.149
                                                  -------       -------       -------
Total from investment operations                    2.518         1.049         2.126
                                                  -------       -------       -------

Less dividends and distributions from:
Net investment income                             (0.016)           ---           ---
Net realized gain on investments                  (0.752)       (0.129)       (0.006)
                                                  -------       -------       -------
Total dividends and distributions                 (0.768)       (0.129)       (0.006)
                                                  -------       -------       -------

Net asset value, end of period                    $13.290       $11.540       $10.620
                                                  =======       =======       =======

Total return(3)                                    22.69%        10.01%        25.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $70,828       $38,517       $14,339
Ratio of expenses to average net assets             2.61%         2.63%         2.57%
Ratio of expenses to average net assets
  prior to expense limitation                       2.85%         2.95%         4.47%
Ratio of net investment income (loss) to
  average net assets                                0.82%       (0.20%)       (0.35%)
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation                                        0.58%       (0.52%)       (2.25%)
Portfolio turnover                                    68%           82%           49%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       61

Financial highlights (continued)

Optimum Fixed Income Fund                                                     Class A                                    Class B
                                                        Year ended          8/1/03(1)             Year ended           8/1/03(1)
                                                         March 31,              to                 March 31,               to
                                                     2006          2005       3/31/04          2006           2005      3/31/04

Net asset value, beginning of period               $8.890        $8.980        $8.500        $8.900         $8.990        $8.500

Income (loss) from investment operations:
Net investment income(2)                            0.316         0.279         0.171         0.258          0.221         0.133
Net realized and unrealized gain (loss)
  on investments and foreign currencies           (0.199)       (0.061)         0.417       (0.209)        (0.055)         0.420
                                                  -------       -------       -------       -------        -------        ------
Total from investment operations                    0.117         0.218         0.588         0.049          0.166         0.553
                                                  -------       -------       -------       -------        -------        ------

Less dividends and distributions from:
Net investment income                             (0.253)       (0.228)       (0.098)       (0.195)        (0.176)       (0.053)
Net realized gain on investments                  (0.014)       (0.080)       (0.010)        (0.014        (0.080)       (0.010)
                                                  -------       -------       -------       -------        -------        ------
Total dividends and distributions                 (0.267)       (0.308)       (0.108)       (0.209)        (0.256)       (0.063)
                                                  -------       -------       -------       -------        -------        ------
Net asset value, end of period                     $8.740        $8.890        $8.980        $8.740         $8.900        $8.990
                                                  =======       =======       =======       =======        =======       =======

Total return(3)                                     1.31%         2.59%         6.82%         0.54%          1.88%         6.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $47,956       $33,251       $12,049        $9,278         $8,405        $4,296
Ratio of expenses to average net assets             1.25%         1.24%         1.20%         1.90%          1.89%         1.85%
Ratio of expenses to average net assets
  prior to expense limitation                       1.67%         1.70%         2.25%         2.32%          2.35%         2.90%

Ratio of net investment income to
 average net assets                                 3.55%         3.12%         2.88%         2.90%          2.47%         2.23%

Ratio of net investment income to
  average net assets prior to expense
  limitation                                        3.13%         2.66%         1.83%         2.48%          2.01%         1.18%
Portfolio turnover                                   298%          352%          383%          298%           352%          383%

                                       62

Optimum Fixed Income Fund                                                     Class C
                                                         Year ended          8/1/03(1)
                                                         March 31,             to
                                                     2006          2005       3/31/04

Net asset value, beginning of period               $8.900        $8.990        $8.500

Income (loss) from investment operations:
Net investment income(2)                            0.258         0.221         0.133
Net realized and unrealized gain (loss)
  on investments and  foreign currencies          (0.199)       (0.055)         0.420
                                                  -------       -------       -------
Total from investment operations                    0.059         0.166         0.553
                                                  -------       -------       -------

Less dividends and distributions from:
Net investment income                             (0.195)       (0.176)       (0.053)
Net realized gain on investments                  (0.014)       (0.080)       (0.010)
                                                  -------       -------       -------
Total dividends and distributions                 (0.209)       (0.256)       (0.063)
                                                  -------       -------       -------
Net asset value, end of period                     $8.750        $8.900        $8.990
                                                  =======       =======       =======

Total return(3)                                       65%         1.88%         6.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $186,869      $125,301       $52,649
Ratio of expenses to average net assets             1.90%         1.89%         1.85%
Ratio of expenses to average net assets
  prior to expense limitation                       2.32%         2.35%         2.90%
Ratio of net investment income to
  average net assets                                2.90%         2.47%         2.23%

Ratio of net investment income to
  average net assets prior to expense
  limitation                                        2.48%         2.01%         1.18%
Portfolio turnover                                   298%          352%          383%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       63

How to read the Financial highlights

Net investment income (loss)

Net investment  income (loss) includes  dividend and interest income earned from the Fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments

A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)

This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return

This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets

Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets

The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets

We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover

This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

--------------------------------------------------------------------------------
Appendix:  Sub-advisers' past performance
--------------------------------------------------------------------------------

This Appendix provides additional  information about the past performance of the sub-advisers that the Manager has selected to advise a portion of each Fund. For each sub-adviser,  this Appendix  presents past performance  information for all mutual funds and accounts (the  "Composite"),  unless otherwise noted,  that the
sub-adviser  manages  or  sub-advises  with  substantially   similar  investment
objectives,  policies and strategies as the portion of the Optimum Fund that the sub-adviser advises.

The past  performance  of each  Composite  has been  calculated  net of fees and expenses as described in the notes for each Sub-Adviser's performance. The total operating fees and expenses of a Composite may be lower than the total operating expenses  of the  corresponding  Optimum  Fund,  in  which  case  the  Composite performance  shown would have been lower had the total operating  expense of its corresponding  Optimum  Fund  been  used to  compute  the  comparable  Composite performance.

The Manager  requires the  sub-advisers  to present to the Manager the Composite performance of all  substantially  similar managed  accounts and mutual funds to help ensure that the  sub-adviser is showing the performance of all such managed accounts and mutual funds, and not just its best performing managed accounts and mutual  funds.  The Manager has  requested  that each  sub-adviser  make certain representations  concerning  the  appropriate  presentation  and  calculation of
Composite Performance.

The Composite  Performance of the sub-advisers is no guarantee of future results in  managing  an Optimum  Fund or portion  thereof.  Please  note the  following cautionary guidelines in reviewing this Appendix:

o    Performance  figures  are not the  performance  of the Optimum  Funds.  The performance  shown  for  the  sub-advisers  is not the  performance  of any
     Optimum Fund or portion thereof and is not an indication of how the Fund or portion  thereof  would have  performed  in the past or will perform in the future.  Each Optimum  Fund's  performance  in the future will be different from the Composite  performance of the  sub-advisers due to factors such as differences  in the cash  flows  into  and out of the  funds  and  advisory
     accounts  included  in  the  Composites,   and  different  fees,  expenses,
     performance  calculation methods,  and portfolio sizes and composition.  In particular,  Composite  performance is not necessarily an indication of how any Optimum Fund will perform, as the accounts comprising the Composite may not be subject to investment limitations,  diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal
     Revenue  Code,  which,  if  applicable,  can  have  a  negative  impact  on performance.

o    Most Optimum Funds have more than one sub-adviser. Each sub-adviser advises only a  portion  of an  Optimum  Fund's  assets.  As a result,  the  future performance of each  sub-adviser  will affect the performance of an Optimum
     Fund only with  respect  to the  percentage  of the Fund's  assets  that it advises.  Furthermore,  the proportion of an Optimum Fund's assets that the
     Manager  initially  allocates  to each  sub-adviser  may  change  over time because  (1) the  Manager  can change  the  percentage  of a Fund's  assets allocated to a sub-adviser at any time, and (2) the assets under management by any sub-adviser will increase or decrease depending upon the performance and  market  value of those  sub-advised  assets.  Initially,  the  Manager expects to allocate a Fund's  assets  approximately  equally to each of the
     Fund's sub-advisers. You should consider the Manager's discretion to change the asset  allocation  among  sub-advisers and the Funds' ability to change sub-advisers  and  alter the  number of  sub-advisers  when  reviewing  the
     Composite Performance.

o    Sub-adviser  and benchmark  performance are averages for the periods shown.
     The  information  below shows average  annual total rates of return for the periods  indicated,  but does not  reflect  the  volatility  that may occur within a given period.

                                       64

The following  tables provide average annual total returns for the periods ended
March 31, 2006.

---------------------------------------------------------------------------------------------------------------------------------
                                                     LARGE CAP GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                 T. Rowe Price Associates, Inc.
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
                                             1 Year        3 Years        5 Years       10 Years        Since        Inception
                                                                                                      Inception        Date
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
T. Rowe Price Growth Stock Fund              16.21%         17.65%         5.53%          9.86%         11.16%        4/11/50
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
S&P 500 Stock Index                          11.73%         17.22%         3.97%          8.95%         11.83%          --
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
Russell 1000 Growth Index                    13.14%         14.80%         1.66%          6.50%           --
(inception 12/31/78)                                                                                                    --
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------

The  performance  information  provided by T. Rowe Price  Associates,  Inc. ("T.
Rowe") is for the Investor  Class of the T. Rowe Price Growth Stock Fund,  which is managed  substantially  similarly  the strategy it employs for the portion of the Fund it manages and which T. Rowe believes is the most  appropriate  measure of its investment  record.  Performance  for the T. Rowe Price Growth Stock Fund
has been calculated in accordance with SEC  requirements.  The Investor Class of the T.  Rowe  Price  Growth  Stock  Fund  does not have a sales  charge or 12b-1 expenses. Other share classes of the Fund carry 12b-1 expenses, and accordingly, the performance of those classes would be lower.

---------------------------------------------------------------------------------------------------------------------------------
                                                Marsico Capital Management, LLC
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
                                             1 Year        3 Years        5 Years       10 Years        Since        Inception
                                                                                                      Inception        Date
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
Marsico Growth Fund Composite                17.57%         19.61%         7.04%           --           11.44%       12/31/97
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
S&P 500 Stock Index                          11.73%         17.22%         3.97%           --           5.16%           --
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
Russell 1000 Growth Index                    13.14%         14.80%         1.66%           --           2.55%           --
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------

The Marsico Growth Fund Composite as calculated by Marsico  Capital  Management,
LLC ("Marsico") includes the sole proprietary mutual fund managed exclusively by
Marsico in the investment style  substantially  similar to the Optimum Large Cap
Growth Fund's  investment  style.  Other accounts,  including other  sub-advised mutual funds, are not included in this Composite.  Performance for the Composite has been  calculated  in  accordance  with the  requirements  of the SEC and the
Amended and Restated AIMR-PPS Standards. The fund included in the Composite is a no-load  retail  mutual fund,  and as such,  does not have a sales  charge.  The results of this fund have been  calculated  net of fees and trading  expenses in accordance with SEC staff interpretations in this area.

Unusual short-tem  performance cannot be sustained  indefinitely,  and investors are  advised  to  review  short-,  intermediate-,  and  long-term  returns  when evaluating  performance.  Past performance cannot guarantee future results.  The performance  shown was prepared by each  sub-adviser  and not the  Manager.  The
Manager  believes that such  third-party  information is reliable,  but does not
guarantee  its  accuracy,   timeliness,   or  completeness.   In  addition,  the
information  presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix.  Consequently, the current Composite performance may vary from that shown.

                                       65

Appendix:  Sub-advisers' past performance (continued)

---------------------------------------------------------------------------------------------------------------------------------
                                                      LARGE CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                            Massachusetts Financial Services Company
----------------------------------------- -------------- ------------- -------------- ------------- -------------- --------------
                                             1 Year        3 Years        5 Years       10 Years        Since        Inception
                                                                                                      Inception        Date
----------------------------------------- -------------- ------------- -------------- ------------- -------------- --------------
MFS Composite                                 8.89%         18.77%         6.06%         12.01%        12.35%         1/2/96
(MFS Value Fund Class C)
----------------------------------------- -------------- ------------- -------------- ------------- -------------- --------------
S&P 500 Stock Index                          11.73%         17.21%         3.97%         8.95%          9.00%           --
----------------------------------------- -------------- ------------- -------------- ------------- -------------- --------------
Russell 1000 Value Index                     13.31%         21.77%         7.79%         10.97%        11.05%           --
----------------------------------------- -------------- ------------- -------------- ------------- -------------- --------------

The Massachusetts  Financial  Services Company ("MFS") Composite provided by MFS includes only the MFS Value Fund,  which is managed  substantially  similarly to the  Fund  and  which  MFS  believes  is the  most  appropriate  measure  of its investment  record.  Performance  for the MFS Value Fund has been  calculated in accordance with the requirements of the SEC. The MFS Value Fund Class C incepted on November 5, 1997.  The C Class shares the  portfolio of the existing  Class A shares of the Fund.  The total  return  figures have been  calculated  using the performance data of the retail fund up to the inception date of the C Class, and the actual  performance  results of the C Class since that date.  The "inception date" shown in the above table is the date on which Class A started  operations.
The performance results of the retail fund have not been adjusted to reflect the
12b-1 fee  associated  with the C Class.  Had  these  fees  been  included,  the performance would have been lower.

---------------------------------------------------------------------------------------------------------------------------------
                                               TCW Investment Management Company
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
                                             1 Year        3 Years        5 Years       10 Years        Since        Inception
                                                                                                      Inception        Date
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
TCW Composite                                 8.84%         21.05%          --             --           10.20%        1/1/02
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
S&P 500 Stock Index                          11.73%         17.21%          --             --           4.69%           --
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
Russell 1000 Value Index                     13.31%         21.77%          --             --           9.19%           --
----------------------------------------- -------------- ------------- -------------- -------------- ------------- --------------

The  performance  of this  Composite  includes the  performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Large Cap Value Fund.  The  performance  of this  Composite has been calculated in accordance with AIMR standards and net of the maximum standard fee charged  institutional  clients  without  taking into account  breakpoints.  The performance of the mutual fund accounts in this Composite has been calculated in accordance with the requirements of the SEC.

Unusual short-tem  performance cannot be sustained  indefinitely,  and investors are  advised  to  review  short-,  intermediate-,  and  long-term  returns  when evaluating  performance.  Past performance cannot guarantee future results.  The performance  shown was prepared by each  sub-adviser  and not the  Manager.  The
Manager  believes that such  third-party  information is reliable,  but does not
guarantee  its  accuracy,   timeliness,   or  completeness.   In  addition,  the
information  presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix.  Consequently, the current Composite performance may vary from that shown.

                                       66

---------------------------------------------------------------------------------------------------------------------------------
                                                     SMALL CAP GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
                                             Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
                                                 1 Year       3 Years       5 Years       10 Years       Since       Inception
                                                                                                       Inception        Date
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Wanger Small Cap Equity Composite                21.45%        30.28%        16.19%        16.16%        16.16%        4/1/96
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Russell 2000 Growth Index                        27.84%        28.14%         8.59%         5.51%         5.51%          --
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Russell 2000 Index                               25.85%        29.53%        12.59%        10.15%        10.15%          --
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------

The  performance  of this  Composite  includes the  performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Growth Fund.  The  performance  of this Composite has been calculated  in  accordance  with AIMR  standards  and net of a model  investment advisory  fee equal to the  highest  fee that  could  have been  charged  to any account in the  Composite.  The  performance of the mutual fund accounts in this
Composite has been calculated in accordance with the requirements of the SEC.

---------------------------------------------------------------------------------------------------------------------------------
                                                Oberweis Asset Management, Inc.
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
                                                 1 Year       3 Years       5 Years       10 Years       Since       Inception
                                                                                                       Inception        Date
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Oberweis Composite                               28.18%        30.57%        13.05%         8.36%         14.51%        1/1/88
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Russell 2000 Growth Index                        27.84%        28.14%         8.59%         5.51%          9.34%          --
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Russell 2000 Index                               25.85%        29.53%        12.59%        10.15%         12.35%          --
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------

The  performance  of this  Composite  includes the  performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Growth Fund. The net of fees performance of this Composite has been calculated in accordance with AIMR standards.

Unusual short-tem  performance cannot be sustained  indefinitely,  and investors are  advised  to  review  short-,  intermediate-,  and  long-term  returns  when evaluating  performance.  Past performance cannot guarantee future results.  The performance  shown was prepared by each  sub-adviser  and not the  Manager.  The
Manager  believes that such  third-party  information is reliable,  but does not
guarantee  its  accuracy,   timeliness,   or  completeness.   In  addition,  the
information  presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix.  Consequently, the current Composite performance may vary from that shown.

                                       67

Appendix:  Sub-advisers' past performance (continued)

---------------------------------------------------------------------------------------------------------------------------------
                                                      SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                           Hotchkis and Wiley Capital Management, LLC
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
                                                 1 Year       3 Years       5 Years       10 Years       Since       Inception
                                                                                                       Inception        Date
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Hotchkis and Wiley Small Cap Value Composite     19.69%        36.91%        25.66%        17.81%        14.72%       10/01/85
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Russell 2000 Value Index                         23.77%        30.75%        16.24%        14.03%        13.84%          --
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------

The  performance  of this  Composite  includes the  performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Value Fund.  The  performance  of this  Composite has been calculated in accordance with acceptable  methods set forth by Global Investment
Performance  Standards and net of the actual investment advisory fees charged to accounts in the Composite.  The  performance of the mutual fund accounts in this
Composite have been  calculated in accordance  with the  requirements of the SEC and have included only the performance of the institutional  share class,  which differ from the other share classes only by not having a 12b-1 fee.

---------------------------------------------------------------------------------------------------------------------------------
                                              Delafield Asset Management Division
                                             of Reich & Tang Asset Management, LLC
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
                                                 1 Year       3 Years       5 Years       10 Years       Since       Inception
                                                                                                       Inception        Date
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Delafield Asset Management's Normal Risk         17.50%        27.90%        17.30%        14.50%        15.20%        1/1/93
Composite
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Russell 2000 Value Index                         23.77%        30.75%        16.24%        14.03%        14.40%          --
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------

The  performance  of this  Composite  includes the  performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Value Fund.  The  performance  of this  Composite has been calculated in accordance with the Global Investment Performance Standards (GIPS)
of the CFA Institute and has been calculated net of investment advisory fees and expenses and is based on a 1.00% fee per annum.  The  performance of mutual fund account(s)  in this  Composite  has  been  calculated  in  accordance  with  the requirements of the SEC. The "Delafield Normal Risk Composite"  consists of only actual,  fee-paying,  fully discretionary  accounts,  managed by Delafield Asset
Management,  a wholly owned division of Reich & Tang Asset Management,  LLC. The composite invests  primarily in equities of companies  domiciled in the U.S. and consists of separately  managed  accounts and two mutual  funds,  which are both offered to the public.  Composite  results have been  prepared and  presented in compliance with the GIPS Standards.  New accounts are added to this composite in the first complete month after being under  management for an entire  investment period (one month). Terminated accounts are included through the last full month they were under management and remain in the composite history.

                                       68

--------------------------------------------------------------------------------------------------------------------------------
                                                    The Killen Group, Inc.
---------------------------------------------- ------------- ------------- ------------- ------------- ------------- ------------
                                                 1 Year       3 Years       5 Years       10 Years       Since       Inception
                                                                                                       Inception       Date
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- ------------
Berwyn Fund                                      20.14%        31.46%        19.83%        10.90%        11.74%      05/04/84
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- ------------
Russell 2000 Value Index                         23.77%        30.75%        16.24%        14.03%        14.08%         --
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- ------------

The performance information provided by the Killen Group, Inc. ("Killen") is for the Berwyn Fund, which is managed  substantially  similarly to the Optimum Small
Cap Value Fund and which Killen believes is the most appropriate  measure of its small cap value  investment  record.  Performance  for the Berwyn  Fund has been calculated in accordance with the  requirements of the SEC. The Berwyn Fund is a no-load  mutual  fund and,  as such,  does not have a sales  charge.  Killen has managed the Berwyn Fund since its inception.

Unusual short-tem  performance cannot be sustained  indefinitely,  and investors are  advised  to  review  short-,  intermediate-,  and  long-term  returns  when evaluating  performance.  Past performance cannot guarantee future results.  The performance  shown was prepared by each  sub-adviser  and not the  Manager.  The
Manager  believes that such  third-party  information is reliable,  but does not
guarantee  its  accuracy,   timeliness,   or  completeness.   In  addition,  the
information  presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix.  Consequently, the current Composite performance may vary from that shown.

                                       69

Appendix:  Sub-advisers' past performance (continued)

---------------------------------------------------------------------------------------------------------------------------------
                                                       INTERNATIONAL FUND
---------------------------------------------------------------------------------------------------------------------------------
                                              Mondrian Investment Partners Limited
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
                                                 1 Year       3 Years       5 Years       10 Years       Since       Inception
                                                                                                       Inception        Date
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Mondrian Composite                               21.33%        31.71%        14.09%        11.31%        11.44%      10/1/1991
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Morgan Stanley Capital International EAFE        24.41%        31.13%        9.63%         6.49%         7.19%
Index                                                                                                                    --
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------

The  performance  of this  Mondrian  Investment  Partners  Limited  ("Mondrian")
Composite  includes the performance of all accounts with  substantially  similar
investment  objectives,   policies  and  strategies  to  those  of  the  Optimum
International  Fund. The  performance  of this Composite has been  calculated in accordance  with AIMR standards and net of fees.  The  performance of the mutual fund accounts in this  Composite  have been  calculated  in accordance  with the requirements of the SEC.

---------------------------------------------------------------------------------------------------------------------------------
                                                     AllianceBernstein L.P.
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
                                                 1 Year       3 Years       5 Years       10 Years       Since       Inception
                                                                                                       Inception        Date
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
AllianceBernstein International Value            32.24%        36.99%        16.70%          --          11.17%       10/01/99
Institutional Composite
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Morgan Stanley Capital International EAFE
Index                                            24.41%        31.13%        9.63%         6.49%         4.99%           --
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------

The  performance  of the  AllianceBernstein  International  Value  Institutional
Composite  has been  prepared  and  presented  in  compliance  with  the  Global
Investment  Performance Standards (GIPS(R)).  The Composite consists of accounts that  typically  invest in 100 to 140 value stocks based in both  developed  and emerging  markets  outside the U.S.,  and seek a long-term  premium  relative to their  benchmark with moderate  sensitivity to risk. The Composite  includes all fee-paying institutional  discretionary accounts.  Performance figures have been presented net of investment-management fees.

Unusual short-tem  performance cannot be sustained  indefinitely,  and investors are  advised  to  review  short-,  intermediate-,  and  long-term  returns  when evaluating  performance.  Past performance cannot guarantee future results.  The performance  shown was prepared by each  sub-adviser  and not the  Manager.  The
Manager  believes that such  third-party  information is reliable,  but does not
guarantee  its  accuracy,   timeliness,   or  completeness.   In  addition,  the
information  presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix.  Consequently, the current Composite performance may vary from that shown.

                                       70

---------------------------------------------------------------------------------------------------------------------------------
                                                       FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                 Aberdeen Asset Management Inc.
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
                                                 1 Year       3 Years       5 Years       10 Years       Since       Inception
                                                                                                       Inception        Date
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
AAMI Composite                                   2.41%         3.37%         5.51%         6.56%         6.87%        1/1/1993
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Lehman Brothers U.S. Aggregate Bond Index        2.26%         2.92%         5.11%         6..29%        6.42%           --
--------------------------------------------- ------------- ------------- ------------- ------------- ------------- -------------

The  performance  of this Composite  includes the  performance of all fee-paying accounts  equal to or greater  than $10 million on a fully  discretionary  basis with a substantially  similar strategy to that of the Optimum Fixed Income Fund.
The  performance  of this  Composite has been  prepared in  compliance  with CFA
Institute  standards and reflects the deduction of fees. Prior to December 2005,
Deutsche  Investment  Management Americas Inc. ("DIMA") served as sub-adviser to the Fund. The Philadelphia-based members of DIMA's U.S. core active fixed income team were responsible for managing the accounts represented in the Composite. As of December 2005, DIMA's  Philadelphia-based  U.S. core active fixed income team became part of Aberdeen Asset Management Inc., the Fund's current sub-adviser.

Unusual short-tem  performance cannot be sustained  indefinitely,  and investors are  advised  to  review  short-,  intermediate-,  and  long-term  returns  when evaluating  performance.  Past performance cannot guarantee future results.  The performance  shown was prepared by each  sub-adviser  and not the  Manager.  The
Manager  believes that such  third-party  information is reliable,  but does not
guarantee  its  accuracy,   timeliness,   or  completeness.   In  addition,  the
information  presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix.  Consequently, the current Composite performance may vary from that shown.

                                       71

Appendix:  Sub-advisers' past performance (continued)

The Benchmarks

The Appendix  shows how the returns of the  Comparable  Funds and/or the Account
Composites of each of the  Sub-Advisers  compare to the returns of a broad-based securities market index, an index of funds with similar  investment  objectives, and/or a blended index.  Broad-based securities market indices are unmanaged and are  not  subject  to  fees  and  expenses  typically  associated  with  managed investment  company  portfolios.  Investments  cannot  be  made  directly  in  a broad-based securities market index.

Russell 1000 Growth Index

This index  measures the  performance of those Russell 1000 companies (the 1,000 largest companies included in the Russell 3000 Index) with higher  price-to-book and  price-to-earnings  ratios,  lower dividend  yields,  and higher  forecasted growth  values than the Value  universe.  The Russell  3000 Index  measures  the performance of the 3,000 largest U.S.  companies,  as determined by total market capitalization.

Russell 1000 Value Index

This index  measures the  performance of those Russell 1000 companies (the 1,000 largest companies  included in the Russell 3000 Index) with lower  price-to-book and  price-to-earnings  ratios,  higher dividend  yields,  and lower  forecasted growth  values than the Growth  universe.  The Russell  3000 Index  measures the performance of the 3,000 largest U.S.  companies,  as determined by total market capitalization.

Russell 2000 Growth Index

This index  measures the  performance of those Russell 2000 companies (all 2,000 companies  included in the Russell  2000  Index) with higher  price-to-book  and price-to-earnings  ratios,  lower dividend yields,  and higher forecasted growth values than the Value universe.  The Russell 2000 Index measures the performance of the 2,000 smallest companies included in the Russell 3000 Index.

Russell 2000 Value Index

This index  measures the  performance of those Russell 2000 companies (all 2,000 companies  included in the Russell  2000  Index)  with lower  price-to-book  and price-to-earnings  ratios,  higher dividend yields,  and lower forecasted growth values than the Growth universe. The Russell 2000 Index measures the performance of the 2,000 smallest companies included in the Russell 3000 Index.

Morgan Stanley  Capital  International  Europe,  Australasia and Far East (EAFE)
Index

This index measures the  performance of over 1,000 equity  securities  issued by companies  located in 21 countries and listed on the stock  exchanges of Europe,
Australasia, and the Far East. Returns are based in U.S. dollars.

Lehman Brothers Aggregate Bond Index

This index covers investment-grade fixed-rate debt issues, including government, corporate,  asset-backed, and mortgage-backed securities, with maturities of one year or more.

S&P 500 Stock Index
This Index tracks the performance of a selected group of 500 stocks.

                                       72

OPTIMUM LARGE CAP GROWTH FUND
OPTIMUM LARGE CAP VALUE FUND
OPTIMUM SMALL CAP GROWTH FUND
OPTIMUM SMALL CAP VALUE FUND
OPTIMUM INTERNATIONAL FUND
OPTIMUM FIXED INCOME FUND

                    Additional  information  about each  Fund's  investments  is available  in the Funds'  annual and  semiannual  reports to shareholders.  In the Funds' shareholder  reports,  you will find a discussion of the market  conditions  and  investment
                    strategies   that   significantly   affected   each   Fund's
                    performance during the period covered by the report. You can find  more  detailed  information  about  the  Funds  in the current Statement of Additional  Information (SAI), which we have filed  electronically  with the Securities and Exchange
                    Commission  (SEC)  and  which  is  legally  a part  of  this prospectus (it is incorporated by reference).  If you want a free copy of the SAI, an annual or semiannual  report, or if you have any  questions  about  investing in a Fund,  please
                    contact  your  participating   securities  dealer  or  other
                    financial  intermediary.  If you hold Fund  shares  directly
                    with  the  Funds'  service  agent,   call  toll-free   (800)
                    914-0278.  The Funds' SAI and annual and semiannual  reports to shareholders  are also available free of charge,  through the Funds' Internet Web site (www.optimummutualfunds.com).

                    You can find reports and other  information  about the Funds on the EDGAR  Database on the SEC's web site  (www.sec.gov).
                    You can also get copies of this  information,  after payment
                    of  a   duplicating   fee,   by   e-mailing   the   SEC   at
                    publicinfo@sec.gov,  or by writing  to the Public  Reference
                    Section of the SEC, Washington, D.C. 20549-0102. Information
                    about the Funds,  including  the SAI,  can be  reviewed  and copied at the SEC's  Public  Reference  Room in  Washington,
                    D.C. You can get information on the Public Reference Room by calling the SEC at (202) 551-8090.

                    Optimum Fund Name
                    Class name (CUSIP number; Fund number)

                    Optimum  Large Cap Growth  Fund
                    Class  A  (246118707:901)/
                    Class  B (246118806:902)/
                    Class  C (246118889:903)

                    Optimum Large Cap Value Fund
                    Class A (246118863:905)/
                    Class B (246118855:906)/
                    Class C (246118848:907)

                    Optimum Small Cap Growth Fund
                    Class A (246118822:909)/
                    Class B (246118814:910)/
                    Class C (246118798:911)

                    Optimum Small Cap Value Fund
                    Class A (246118772:913)/
                    Class B (246118764:914)/
                    Class C (246118756:915)

                    Optimum International Fund
                    Class A (246118731:917)/
                    Class B (246118723:918)/
                    Class C (246118715:919)

                    Optimum Fixed Income Fund
                    Class A (246118681:921)/
                    Class B (246118673:922)/
                    Class C (246118665:923)

                    Investment Company Act file number:  811-21335

OM003PP1-0706
PR-901[--] CGI 7/06                                                      PO11151

Prospectus        JULY 29, 2006
[GRAPHIC OMITTED]

                 OPTIMUM LARGE CAP GROWTH FUND
                 OPTIMUM LARGE CAP VALUE FUND
                 OPTIMUM SMALL CAP GROWTH FUND
                 OPTIMUM SMALL CAP VALUE FUND
                 OPTIMUM INTERNATIONAL FUND
                 OPTIMUM FIXED INCOME FUND

                 INSTITUTIONAL CLASS

               THE  SECURITIES  AND  EXCHANGE  COMMISSION  HAS NOT  APPROVED  OR
               DISAPPROVED  THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS
               PROSPECTUS,  AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
               OFFENSE.

   OPTIMUM FUND TRUST * 2005 MARKET STREET * PHILADELPHIA, PENNSYLVANIA 19103

                                                                                                                         # 195046  v. 3

What are the Funds' goals, strategies, and risks?                      page 2
Optimum Large Cap Growth Fund                                               2
Optimum Large Cap Value Fund                                                5
Optimum Small Cap Growth Fund                                               7
Optimum Small Cap Value Fund                                                9
Optimum International Fund                                                 11
Optimum Fixed Income Fund                                                  13

How have the Funds performed?                                         page 15

What are the Funds' fees and expenses?                                page 21

More information about the Funds' risks                               page 24

Disclosure of portfolio holdings information                          page 27

Who manages the Funds?                                                page 28
Investment manager                                                         28
Sub-advisers and portfolio managers                                        28
Who's who?                                                                 31

About your account                                                    page 33
Investing in the Funds                                                     33
How to buy shares                                                          34
Fair valuation                                                             34
Document delivery                                                          35
How to sell shares                                                         35
How to transfer shares                                                     35
Account minimums                                                           35
Exchanges                                                                  35
Frequent trading of Fund shares                                            36
Dividends, distributions and taxes                                         37

Financial highlights                                                  page 39

Appendix                                                              page 45

Additional information                                                page 54

                                       1

--------------------------------------------------------------------------------
Profile:  Optimum Large Cap Growth Fund
--------------------------------------------------------------------------------

What is the Fund's goal?

The Large Cap Growth Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes)  in  securities  of  large  market capitalization  companies.  This policy may be changed  only upon 60 days' prior notice to shareholders.  For purposes of this Fund, large market  capitalization companies  are those  companies  whose market  capitalization  is similar to the market  capitalization  of  companies  in the Russell  1000(R) Growth  Index.  A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment.  Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-advisers  believe  provide opportunities  for capital  growth,  such as  preferred  stocks,  warrants,  and securities  convertible into common stocks. In keeping with the Fund's goal, the
Fund  may also  invest  in  foreign  securities;  futures,  options,  and  other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (the "Manager"), has selected T.
Rowe Price  Associates,  Inc. ("T. Rowe Price") and Marsico Capital  Management,
LLC ("Marsico Capital") to serve as the Fund's sub-advisers. Each sub-adviser is responsible  for the  day-to-day  investment  management  of the  portion of the
Fund's  assets that the Manager  allocates to the  sub-adviser.  The Manager may change the  allocation at any time.  The relative  values of each  sub-adviser's share of the Fund's assets also may change over time. Each  sub-adviser  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

In  managing  its  portion of the Fund's  assets,  T. Rowe  Price  mostly  seeks investments  in  companies  that have the  ability to pay  increasing  dividends through  strong cash flow. T. Rowe Price  generally  looks for companies with an above-average  rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain  earnings  momentum  even during times of slow economic  growth.  T. Rowe  Price  believes  that when a company  increases  its earnings  faster than both  inflation and the overall  economy,  the market will eventually reward it with a higher stock price.

In  pursuing  its  investment  objective,  T. Rowe Price has the  discretion  to purchase some securities  that do not meet its normal  investment  criteria,  as described  above,  when it  perceives  an unusual  opportunity  for gain.  These special  situations might arise when the fund's  management  believes a security could  increase  in value  for a  variety  of  reasons,  including  a change  in management,  an extraordinary  corporate event, or a temporary  imbalance in the supply of or demand for the securities.

In  selecting  investments  for the  Portfolio,  Marsico  uses an approach  that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macro-economic  factors as interest  rates,  inflation,  demographics,  the regulatory  environment and the global  competitive  landscape.  In  addition,  Marsico may also  examine  other factors  that  may  include,  without  limitation,  the most  attractive  global investment  opportunities,  industry  consolidation,  and the  sustainability of financial trends observed. As a result of the "top-down" analysis, Marsico seeks to identify sectors,  industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual  companies with earnings growth potential that may  not be  recognized  by the  market  at  large.  In  determining  whether  a particular company may be a suitable  investment,  Marsico may focus on any of a number  of  different  attributes  that may  include,  without  limitation,  the company's specific market expertise or dominance;  its franchise  durability and pricing power;  solid  fundamentals  (e.g.,  a strong  balance sheet,  improving returns on equity,  the  ability to  generate  free cash flow,  apparent  use of conservative accounting standards, and transparent financial disclosure); strong and ethical  management;  commitment to  shareholder  interests;  and reasonable valuations  in the context of  projected  growth  rates.  This process is called bottom-up stock selection.

As part of this fundamental,  bottom-up research, Marsico may visit with various levels of a company's  management,  as well as with (as relevant) its customers, suppliers,  distributors  and  competitors.  Marsico  also may prepare  detailed earnings and cash flow models of companies.  These models may assist  Marsico in projecting  potential  earnings  growth and other  important  company  financial characteristics under different scenarios. Each model is typically customized to follow a particular  company and is generally intended to replicate and describe a company's  past,  present and  potential  future  performance.  The models may include  quantitative  information and detailed  narratives that reflect updated interpretations of corporate data and company and industry developments.

                                       2

Marsico may reduce or sell investments in portfolio companies if, in the opinion of  Marsico,  a company's  fundamentals  change  substantively,  its stock price appreciates  excessively in relation to fundamental  earnings growth  prospects, the  company  appears  not to realize  its growth  potential,  or there are more attractive investment opportunities elsewhere.

In response to market,  economic,  political or other conditions,  a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment  objectives,  and the Fund will notify  shareholders prior to a material change in the Fund's objective.

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives  Risk - The Fund's  investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk - Stocks and other equity  securities  generally  fluctuate in value more than bonds.

Fixed Income Risk - Investments in fixed income  securities may subject the Fund to the following risks:

     Credit Risk - An issuer of a security may not be able to make  interest and principal payments when due.

     Interest Rate Risk - In general, securities, particularly bonds with longer maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower Rated  Securities  Risk - "Junk" or "high  yield,  high risk"  bonds,
     while   generally   having   higher   yields,   are   subject   to  reduced
     creditworthiness of issuers,  increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk - The Fund's  investments  in foreign  securities  may be adversely affected by political developments,  changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting  standards.  Foreign securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk - Risks associated with international  investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk - The sub-advisers primarily use a particular style or set of styles - in this case "growth"  styles - to select  investments for the Fund.
Those  styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

     Growth Investing Risk - "Growth" stocks tend to be more expensive  relative to their  earnings or assets  compared  to other types of stocks.  "Growth"
     stocks  also tend to be  sensitive  to changes in their  earnings  and more volatile than other types of stocks.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently from the market as a whole.

Large Capitalization  Companies Risk - Large capitalization companies tend to be
less  volatile  than  companies  with  smaller  market   capitalizations.   This
potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence or heavy institutional selling.

                                       3

Profile:  Optimum Large Cap Growth Fund (continued)

Portfolio  Management Risk - The  sub-advisers'  strategies and their securities selections might fail to produce the intended result.

Portfolio  Turnover  Risk - High  portfolio  turnover  may  result in  increased transaction  costs to the Fund,  which may result in higher  Fund  expenses  and could reduce investment returns.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       4

--------------------------------------------------------------------------------
Profile:  Optimum Large Cap Value Fund
--------------------------------------------------------------------------------

What is the Fund's goal?

The Large Cap Value Fund seeks  long-term  growth of capital.  The Fund may also seek income.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes)  in  securities  of  large  market capitalization  companies.  This policy may be changed  only upon 60 days' prior notice to shareholders.  For purposes of this Fund, large market  capitalization companies  are those  companies  whose market  capitalization  is similar to the market  capitalization  of  companies  in  the  Russell  1000(R)Value  Index.  A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment.  Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-advisers  believe  provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities  convertible into common stocks. In keeping with the Fund's goal, the Fund may also  invest in foreign  securities;  futures,  options,  and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager,  Delaware  Management Company (the "Manager"),  has selected
Massachusetts  Financial Services Company ("MFS") and TCW Investment  Management
Company  ("TCW"),  to serve as the  Fund's  sub-advisers.  Each  sub-adviser  is responsible  for the  day-to-day  investment  management  of the  portion of the
Fund's  assets that the Manager  allocates to the  sub-adviser.  The Manager may change the  allocation at any time.  The relative  values of each  sub-adviser's share of the Fund's assets also may change over time. Each  sub-adviser  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

MFS selects  equity  securities  that it believes are  undervalued in the market relative to their long-term  potential.  Undervalued equity securities generally produce income and have low price-to-book, price-to-cash flow and price-to sales ratios.  In managing  its portion of the Fund's  assets,  MFS seeks to achieve a gross  yield that  exceeds  that of the  Standard  & Poor's  500  Index.  Equity
securities   may  be  listed  on  a   securities   exchange  or  traded  in  the
over-the-counter  markets. MFS uses a "bottom-up" stock selection approach. This means that MFS selects  securities  based upon  fundamental  analysis of factors such as earnings, cash flows, competitive position, and management's abilities.

In managing its portion of the Fund's assets,  TCW employs a highly  disciplined investment process that has three steps. First, TCW quantitatively  analyzes the investable  universe  for  companies  that meet one (or more) of our five  value characteristics.  Given  TCW's  yield  objectives,  dividend  yield  is the most heavily weighted of the five valuation criteria. The remaining four are price to earnings,  price to cash flow,  price to book value,  and price to sales  ratios equal to or lower than the overall  market,  as defined by the Standard & Poor's
500 Index. The second step is in-depth  fundamental  analysis.  TCW's goal is to find a fundamental  catalyst that will lead to the stock value being realized in the market place such as new or strong management, new products or market niche, or a restructuring. The third step is portfolio construction.

In response to market,  economic,  political or other conditions,  a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment  objectives,  and the Fund will notify  shareholders prior to a material change in the Fund's objective.

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives  Risk - The Fund's  investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk - Stocks and other equity  securities  generally  fluctuate in value more than bonds.

                                       5

Profile:  Optimum Large Cap Value Fund (continued)

What are the main risks of investing in the Fund? (continued)

Fixed Income Risk - Investments in fixed income  securities may subject the Fund to the following risks:

     Credit Risk - An issuer of a security may not be able to make  interest and principal payments when due.

     Interest Rate Risk - In general, securities, particularly bonds with longer maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower Rated  Securities  Risk - "Junk" or "high  yield,  high risk"  bonds,
     while   generally   having   higher   yields,   are   subject   to  reduced
     creditworthiness of issuers,  increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk - The Fund's  investments  in foreign  securities  may be adversely affected by political developments,  changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting  standards.  Foreign securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk - Risks associated with international  investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk - The sub-advisers primarily use a particular style or set of styles - in this case "value"  styles - to select  investments  for the Fund.
Those  styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

     Value  Investing Risk - "Value"  stocks tend to be inexpensive  relative to their  earnings  or assets  compared  to other  types of  stocks.  However,
     "value" stocks can continue to be inexpensive  for long periods of time and may not ever realize their full value.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently from the market as a whole.

Large Capitalization  Companies Risk - Large capitalization companies tend to be
less  volatile  than  companies  with  smaller  market   capitalizations.   This
potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio  Management Risk - The  sub-advisers'  strategies and their securities selections might fail to produce the intended result.

Portfolio  Turnover  Risk - High  portfolio  turnover  may  result in  increased transaction  costs to the Fund,  which may result in higher  Fund  expenses  and could reduce investment returns.

Real Estate Industry Risk - Investments in REITs may be subject to certain risks associated  with  direct  ownership  of real  estate  and with  the real  estate industry in general. These risks include among others:  possible declines in the value of real estate;  risks related to general and local  economic  conditions;
possible  lack  of  availability  of  mortgage  funds;  overbuilding;   extended
vacancies of properties; increases in competition,  property taxes and operating expenses;  changes in zoning  laws;  costs  resulting  from the clean-up of, and liability to third parties resulting from, environmental problems;  casualty for condemnation losses; uninsured damages from floods, earthquakes or other natural disasters;  limitations  on and  variations  in rents;  and  changes in interest rates.  REITs are  subject to  substantial  cash flow  dependency,  defaults  by borrowers,  self-liquidation,  and the risk of failing to qualify  for  tax-free pass-through  of income under the Internal  Revenue Code, as amended,  and/or to maintain  exemptions  from the  Investment  Company  Act of 1940 Act (the  "1940
Act").  To the extent that the Fund holds real estate  directly,  as a result of defaults,  or receives  rental  income from its real  estate  holdings,  its tax status as a regulated  investment company may be jeopardized.  The Fund may also be affected by interest rate changes, particularly if the real estate investment trusts  hold in the  Fund  use  floating  rate  debt to  finance  their  ongoing operations.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       6

--------------------------------------------------------------------------------
Profile:  Optimum Small Cap Growth Fund
--------------------------------------------------------------------------------

What is the Fund's goal?

The Small Cap Growth Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes)  in  securities  of  small  market capitalization  companies.  This policy may be changed  only upon 60 days' prior notice to shareholders.  For purposes of this Fund, small market  capitalization companies  are those  companies  whose market  capitalization  is similar to the market  capitalization  of  companies  in the  Russell  2000(R)Growth  Index.  A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment.  Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small-capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-adviser  believes  provide opportunities  for capital  growth,  such as  preferred  stocks,  warrants,  and securities  convertible into common stocks. In keeping with the Fund's goal, the
Fund  may also  invest  in  foreign  securities;  futures,  options,  and  other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager,  Delaware  Management Company (the "Manager"),  has selected
Columbia  Wanger Asset  Management,  L.P.  ("Columbia  WAM") and Oberweis  Asset
Management,  Inc. ("OAM") to serve as the Fund's sub-advisors.  Each sub-advisor is responsible  for the day-to-day  investment  management of the portion of the
Fund's  assets that the Manager  allocates to the  sub-advisor.  The Manager may change the  allocation at any time.  The relative  values of each  sub-advisor's share of the Fund's assets also may change over time. Each  sub-advisor  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

In managing its portion of the Fund's assets,  Columbia WAM typically  looks for companies  with:  a strong  business  franchise  that offers  growth  potential;
products and services  that give the company a competitive  advantage;  and/or a stock price that Columbia WAM believes is reasonable  relative to the assets and earnings  power of the company.  Columbia WAM may identify  what it believes are important economic, social or technological trends and try to identify companies it thinks will  benefit  from these  trends.  Columbia  WAM relies  primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names.  To find these  companies,  Columbia WAM compares  growth  potential,  financial  strength  and  fundamental  value among companies.

In  managing  its  portion  of the Fund's  assets,  OAM seeks to invest in those companies it considers to have above-average long-term growth potential based on its analysis of eight  factors.  OAM considers or reviews the following  factors and information as guidelines to identify such companies:  extraordinarily rapid growth in revenue;  extraordinarily rapid growth in pre-tax income; a reasonable price/earnings  ratio in  relation  to the  company's  underlying  growth  rate;
products or services that offer the opportunity  for substantial  future growth;
favorable  recent  trends  in  revenue  and  earnings  growth,  ideally  showing acceleration;  reasonable price-to-sales ratio based on the company's underlying growth  prospects  and  profit  margins;  the  company's  financial  statements, particularly  footnotes,  to identify  unusual  items which may indicate  future problems; and, high relative strength in the market, in that the company's stock has  outperformed  at least 75% of other stocks in the market over the preceding twelve months. Such factors and the relative weight given to each will vary with economic and market  conditions and the type of company being evaluated.  No one factor  will  justify,  and any one factor  could rule out, an  investment  in a particular company.

In response to market,  economic,  political or other conditions,  a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment  objectives,  and the Fund will notify  shareholders prior to a material change in the Fund's objective.

                                       7

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives  Risk - The Fund's  investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk - Stocks and other equity  securities  generally  fluctuate in value more than bonds.

Fixed Income Risk - Investments in fixed income  securities may subject the Fund to the following risks:

     Credit Risk - An issuer of a security may not be able to make  interest and principal payments when due.

     Interest Rate Risk - In general, securities, particularly bonds with longer maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower Rated  Securities  Risk - "Junk" or "high  yield,  high risk"  bonds,
     while   generally   having   higher   yields,   are   subject   to  reduced
     creditworthiness of issuers,  increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk - The Fund's  investments  in foreign  securities  may be adversely affected by political developments,  changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting  standards.  Foreign securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk - Risks associated with international  investing will be greater in emerging markets than in more developed foreign markets.

Investment  Style Risk - The sub-adviser  primarily uses a particular style - in this case, a "growth" style - to select investments for the Fund. This style may not produce the best  results over short or longer time periods and may increase the volatility of the Fund's share price.

     Growth Investing Risk - "Growth" stocks tend to be more expensive  relative to their  earnings or assets  compared  to other types of stocks.  "Growth"
     stocks  also tend to be  sensitive  to changes in their  earnings  and more volatile than other types of stocks.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently from the market as a whole.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio  Management  Risk - The  sub-adviser's  strategies  and its securities selections might fail to produce the intended result.

Portfolio  Turnover  Risk - High  portfolio  turnover  may  result in  increased transaction  costs to the Fund,  which may result in higher  Fund  expenses  and could reduce investment returns.

Small  Capitalization  Companies Risk - Risk is greater for investments in small capitalization  companies because they generally are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of small company stocks tend to rise and fall in value more  frequently than the stocks of larger companies.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       8

--------------------------------------------------------------------------------
Profile:  Optimum Small Cap Value Fund
--------------------------------------------------------------------------------

What is the Fund's goal?

The Small Cap Value Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes)  in  securities  of  small  market capitalization  companies.  This policy may be changed  only upon 60 days' prior notice to shareholders.  For purposes of this Fund, small market  capitalization companies  are those  companies  whose market  capitalization  is similar to the market  capitalization  of  companies  in  the  Russell  2000(R)Value  Index.  A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment.  Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small-capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-advisers  believe  provide opportunities  for capital  growth,  such as  preferred  stocks,  warrants,  and securities  convertible into common stocks. In keeping with the Fund's goal, the
Fund  may also  invest  in  foreign  securities;  futures,  options,  and  other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager,  Delaware  Management Company (the "Manager"),  has selected
Hotchkis  and Wiley  Capital  Management,  LLC ("H&W") and the  Delafield  Asset
Management Division of Reich & Tang Asset Management, LLC ("Delafield"), and The
Killen  Group,  Inc.  ("Killen")  to  serve  as the  Fund's  sub-advisers.  Each sub-adviser  is  responsible  for the  day-to-day  investment  management of the portion of the Fund's assets that the Manager allocates to the sub-adviser.  The
Manager  may change the  allocation  at any time.  The  relative  values of each sub-adviser's  share of the  Fund's  assets  also may  change  over  time.  Each sub-adviser  selects  investments  for its  portion of the Fund based on its own investment style and strategy.

In  managing  its  portion  of the  Fund's  assets,  H&W  employs a  disciplined bottom-up,  value-oriented  investment  style  with an  emphasis  on  internally generated fundamental research. The investment process is designed to expose the
Fund to value  factors that the  sub-adviser  believes  will lead to  attractive risk-adjusted returns.

In  managing  its  portion of the Fund's  assets,  Delafield  considers  factors including  the  value of  individual  securities  relative  to other  investment alternatives,  trends in the determinants of corporate  profits,  corporate cash flow,  balance sheet  changes,  management  capability  and  practices,  and the economic  and  political  outlook.  Although  the balance  sheet of a company is
important  to  the  sub-adviser's   analysis,  the  sub-adviser  may  invest  in
financially  troubled companies if the sub-adviser  believes that the underlying assets  are worth far more than the market  price of the  shares.  In  addition, companies  generating free cash flow will be considered  attractive.  Securities will also be assessed upon their earning power,  stated asset value, and off the balance sheet values.  Delafield intends to invest in companies that are managed for the benefit of their  shareholders  and not by management  that believes the most important measure of a company's success is its size.

In managing its portion of the Fund's  assets,  Killen adheres to the principles of value investing, using a fundamental, bottom-up approach. Investment research is conducted and produced  internally by Killen's own staff. Killen seeks to buy securities  that it believes to be undervalued  and that offer the potential for long-term capital gains. Generally, the sub-adviser's average holding period for securities  is three to four years.  Killen will  typically  hold  approximately forty stocks in its portion of the Fund's assets.

In response to market,  economic,  political or other conditions,  a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is fundamental  and may not be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment  objectives,  and the Fund will notify  shareholders prior to a material change in the Fund's objective.

                                       9

Profile:  Optimum Small Cap Value Fund (continued)

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives  Risk - The Fund's  investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk - Stocks and other equity  securities  generally  fluctuate in value more than bonds.

Fixed Income Risk - Investments in fixed income  securities may subject the Fund to the following risks:

     Credit Risk - An issuer of a security may not be able to make  interest and principal payments when due.

     Interest Rate Risk - In general, securities, particularly bonds with longer maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower Rated  Securities  Risk - "Junk" or "high  yield,  high risk"  bonds,
     while   generally   having   higher   yields,   are   subject   to  reduced
     creditworthiness of issuers,  increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk - The Fund's  investments  in foreign  securities  may be adversely affected by political developments,  changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting  standards.  Foreign securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk - Risks associated with international  investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk - The sub-advisers primarily use a particular style or set of styles - in this case "value"  styles - to select  investments  for the Fund.
Those  styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

     Value  Investing Risk - "Value"  stocks tend to be inexpensive  relative to their  earnings  or assets  compared  to other  types of  stocks.  However,
     "value" stocks can continue to be inexpensive  for long periods of time and may not ever realize their full value.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently from the market as a whole.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio  Management Risk - The  sub-advisers'  strategies and their securities selections might fail to produce the intended result.

Portfolio  Turnover  Risk - High  portfolio  turnover  may  result in  increased transaction  costs to the Fund,  which may result in higher  Fund  expenses  and could reduce investment returns.

Small  Capitalization  Companies Risk - Risk is greater for investments in small capitalization  companies because they generally are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of small company stocks tend to rise and fall in value more  frequently than the stocks of larger companies.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       10

--------------------------------------------------------------------------------
Profile:  Optimum International Fund
--------------------------------------------------------------------------------

What is the Fund's goal?

The International Fund seeks long-term growth of capital. The Fund may also seek income.

What are the Fund's main investment strategies?
The Fund  invests  primarily in non-U.S.  securities,  including  securities  of issuers located in emerging markets.  The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital
growth  and  income,  such  as  preferred  stocks,   warrants,   and  securities
convertible  into common  stocks.  In keeping with the Fund's goal, the Fund may also  invest in  futures,  options,  and  other  derivatives;  and fixed  income securities, including those rated below investment grade.

The Fund's manager,  Delaware  Management Company (the "Manager"),  has selected
Mondrian Investment  Partners Limited  ("Mondrian") and  AllianceBernstein  L.P.
("AllianceBernstein")  to serve as the Fund's sub-advisers.  Each sub-adviser is responsible  for the  day-to-day  investment  management  of the  portion of the
Fund's  assets that the Manager  allocates to the  sub-adviser.  The Manager may change the  allocation at any time.  The relative  values of each  sub-adviser's share of the Fund's assets also may change over time. Each  sub-adviser  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

In managing its portion of the Fund's  assets,  AllianceBernstein  starts from a broad  universe of  companies  outside the U.S. in the  developed  and  emerging markets. AllianceBernstein screens this universe with a proprietary quantitative return model to identify the companies that it believes have the most attractive valuation and success attributes.  AllianceBernstein reviews the model daily and subjects the most attractively ranked stocks to extensive  fundamental  research by  its  company  and  industry  analysts.  AllianceBernstein  analysts  conduct in-depth research of the companies and industries and derive detailed  forecasts of earnings,  balance  sheet  strength and cash flows for the next three to five years.  Each analyst's  assumptions and conclusions are challenged in an intense research  review  process to ensure  that they are  consistent,  insightful  and robust.  Once the group has  identified  the stocks with high  quality  expected returns and  attractive  business  prospects,  AllianceBernstein's  Global Value
Investment Policy Group selects stocks for the portfolio.

AllianceBernstein  re-ranks all the stocks in their investment universe daily to systematically  reflect changes in expected returns.  Companies generally become sell  candidates  when they fall to the  median  ranking in this  model,  if not sooner.  This disciplined sell process allows  AllianceBernstein  to continually reinvest  in their best  investment  ideas.  The  portfolio  is  reviewed  using
AllianceBernstein's  propriety  risk tools to attempt to ensure  that the levels and types of risk taken are  consistent  with the  investment  opportunity.  All fundamental and quantitative research used in the management of the portfolio is performed internally by AllianceBernstein.

In response to market,  economic,  political or other conditions,  a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment  objectives,  and the Fund will notify  shareholders prior to a material change in the Fund's objective.

                                       11

Profile:  Optimum International Fund (continued)

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives  Risk - The Fund's  investments in derivatives may rise or fall more rapidly than other investments.

Equity Risk - Stocks and other equity  securities  generally  fluctuate in value more than bonds.

Fixed Income Risk - Investments in fixed income  securities may subject the Fund to the following risks:

     Credit Risk - An issuer of a security may not be able to make  interest and principal payments when due.

     Interest Rate Risk - In general, securities, particularly bonds with longer maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower Rated  Securities  Risk - "Junk" or "high  yield,  high risk"  bonds,
     while   generally   having   higher   yields,   are   subject   to  reduced
     creditworthiness of issuers,  increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk - The Fund's  investments  in foreign  securities  may be adversely affected by political developments,  changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting  standards.  Foreign securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk - Risks associated with international  investing will be greater in emerging markets than in more developed foreign markets.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently from the market as a whole.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio  Management Risk - The  sub-advisers'  strategies and their securities selections might fail to produce the intended result.

Portfolio  Turnover  Risk - High  portfolio  turnover  may  result in  increased transaction  costs to the Fund,  which may result in higher  Fund  expenses  and could reduce investment returns.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       12

--------------------------------------------------------------------------------
Profile:  Optimum Fixed Income Fund
--------------------------------------------------------------------------------

What is the Fund's goal?

The Fixed  Income  Fund  seeks a high  level of  income.  The Fund may also seek growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes) in fixed income  securities.  This policy may be changed only upon 60 days' prior notice to shareholders.  The Fund focuses  on  securities  issued  or  guaranteed  by the U.S.  Government  or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities, and mortgage-backed and asset-backed securities.

The Fund invests primarily in investment grade fixed income securities (that is, those rated in the four highest  rating  categories by Standard & Poor's Ratings
Service ("S&P"),  Moody's  Investors  Service,  Inc.  ("Moody's"),  Fitch,  Inc.
("Fitch") or, if unrated,  determined  by the Manager or a sub-adviser  to be of comparable quality).

The Fund may also invest in high yield  securities  ("junk  bonds")  rated BB or lower by S&P or Fitch, or Ba or lower by Moody's, or, if unrated,  determined by the Manager or the sub-adviser to be of comparable quality.  The Fund may invest in securities  denominated  in foreign  currencies  and U.S.  dollar-denominated securities  of foreign  issuers.  In keeping with the Fund's goal,  the Fund may also invest in futures, options, credit default swaps and other derivatives.

The Fund may purchase  individual  securities of any maturity but generally will maintain a dollar weighted average portfolio  maturity of five to ten years. The
Fund  normally  will have a duration  that is  comparable  to that of the Lehman
Brothers  Aggregate Bond Index.  Duration is a measure of the expected change in value from  changes in  interest  rates.  Typically,  a bond with a low  (short)
duration means that its value is less sensitive to interest rate changes,  while bonds with a high (long) duration are more sensitive.

The Fund's manager,  Delaware  Management Company (the "Manager"),  has selected
Aberdeen Asset Management Inc. ("AAMI") to serve as the Fund's sub-adviser.  The sub-adviser  is  responsible  for the  day-to-day  investment  management of the portion of the Fund's assets that the Manager allocates to the sub-adviser.  The
Manager  also is  responsible  for the  day-to-day  investment  management  of a portion of the Fund's assets. The Manager may change the allocation at any time.
The  relative  values of the  Manager's  and  sub-adviser's  share of the Fund's assets  also may change  over  time.  The  Manager  and the  sub-adviser  select investments  for its portion of the Fund based on its own  investment  style and strategy.

In managing its portion of the Fund's assets, the Manager allocates  investments principally  among the following  three  sectors of the fixed income  securities market:  (1) the U.S.  Investment Grade Sector,  (2) the U.S. High Yield Sector,
(3) the  International  Developed  Markets Sector;  and (4) the Emerging Markets
Sector.  The Manager  determines  how much to allocate to each of these  sectors based on its evaluation of economic and market  conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors.

In managing its portion of the Fund's assets,  AAMI utilizes a core U.S.  dollar fixed  income  strategy  that  seeks to add  incremental  returns  to the Lehman
Brothers  Aggregate Bond Index.  AAMI generally uses a "bottom-up"  approach and focuses on the  securities and sectors it believes are  undervalued  relative to the market, rather than relying on interest rate forecasts.  In deciding whether to buy or sell individual securities, AAMI analyzes their values relative to the values of other  similar  securities  based on a variety of  factors,  including creditworthiness, cash flow, and price.

In response to market, economic,  political or other conditions,  the Manager or the  sub-adviser  may  temporarily  use  a  different  investment  strategy  for defensive purposes. If the Manager or the sub-adviser does so, different factors could affect the Fund's  performance and the Fund may not achieve its investment objective. The Fund's investment objective is non-fundamental and may be changed without shareholder approval. However, the Fund's Board of Trustees must approve any changes to non-fundamental  investment objectives,  and the Fund will notify shareholders prior to a material change in the Fund's objective.

                                       13

Profile:  Optimum Fixed Income Fund (continued)

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives  Risk - The Fund's  investments in derivatives may rise or fall more rapidly than other investments.

Fixed Income Risk - Investments in fixed income  securities may subject the Fund to the following risks:

     Credit Risk - An issuer of a security may not be able to make  interest and principal payments when due.

     Interest Rate Risk - In general, securities, particularly bonds with longer maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower Rated  Securities  Risk - "Junk" or "high  yield,  high risk"  bonds,
     while   generally   having   higher   yields,   are   subject   to  reduced
     creditworthiness of issuers,  increased risks of default and a more limited and less liquid secondary market than higher rated securities.

Mortgage-Backed  and  Asset-Backed  Securities  Risk - This is the risk that the principal on  mortgage-backed  or asset-backed  securities may be prepaid at any time, which will reduce the yield and market value.

Foreign Risk - The Fund's  investments  in foreign  securities  may be adversely affected by political developments,  changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting  standards.  Foreign securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk - Risks associated with international  investing will be greater in emerging markets than in more developed foreign markets.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently from the market as a whole.

Liquidity Risk - The Fund's  investments  in illiquid  securities may reduce its return  because  it  may  be  unable  to  sell  the  illiquid  securities  at an advantageous time or price.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence.

Portfolio  Management Risk - The Manager's and the sub-adviser's  strategies and their securities selections might fail to produce the intended result.

Portfolio  Turnover  Risk - High  portfolio  turnover  may  result in  increased transaction  costs to the Fund,  which may result in higher  Fund  expenses  and could reduce investment  returns.  The Fund's annual portfolio turnover rate may be considerably in excess of 100%.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       14

--------------------------------------------------------------------------------
How have the Funds performed?
--------------------------------------------------------------------------------

How has the Optimum Large Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past two calendar  years,  as well as the average annual returns of the  Institutional  Class shares for the one-year and lifetime  periods.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap.  Please see  footnote  1 on page 22 for  additional  information  about the expense cap.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

-------------- -----------
2004           2005
-------------- -----------
12.21%         6.43%
-------------- -----------

As of June 30,  2006,  the  Fund's  Institutional  Class  shares  had a calendar year-to-date return of -0.40%.  During the period illustrated in this bar chart,
Institutional  Class' highest  quarterly return was 11.03% for the quarter ended
December 2004 and its lowest  quarterly  return was -4.64% for the quarter ended
March 2005.

Average annual returns for periods ending 12/31/05

----------------------------------------------------------------- -------------- ----------------
                                                                         1 year       Lifetime**
----------------------------------------------------------------- -------------- ----------------
Return before taxes                                                       6.43%           12.28%
----------------------------------------------------------------- -------------- ----------------
Return after taxes on distributions                                       6.43%           12.28%
----------------------------------------------------------------- -------------- ----------------
Return after taxes on distributions and sale of Fund shares               4.18%           10.56%
----------------------------------------------------------------- -------------- ----------------
Russell 1000(R) Growth Index (reflects no deduction for fees,
 expenses or taxes)*                                                      5.26%            8.98%
----------------------------------------------------------------- -------------- ----------------

The Fund's  returns  above are compared to the  performance  of the Russell 1000
Growth Index. You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    The Russell 1000 Growth Index reports  returns on a monthly basis as of the last day of the month.

**   The inception date for the Fund's  Institutional Class shares was August 1,
     2003.

                                       15

How have the Funds performed? (continued)

How has the Optimum Large Cap Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past two calendar  years,  as well as the average annual returns of shares for the  one-year and lifetime  periods.  The Fund's past  performance
(before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.
The returns  would be lower  without the expense  cap.  Please see footnote 1 on page 22 for additional information about the expense cap.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

-------------- -----------
2004           2005
-------------- -----------
14.06%         5.81%
-------------- -----------

As of June 30,  2006,  the  Fund's  Institutional  Class  shares  had a calendar year-to-date  return of 5.00%. During the periods illustrated in this bar chart,
Institutional  Class' highest  quarterly  return was 9.87% for the quarter ended
December  2004 and its lowest  quarterly  return was 0.18% for the quarter ended
March 2005.

Average annual returns for periods ending 12/31/05

----------------------------------------------------------------- -------------- ----------------
                                                                         1 year       Lifetime**
----------------------------------------------------------------- -------------- ----------------
Return before taxes                                                       5.81%           14.30%
----------------------------------------------------------------- -------------- ----------------
Return after taxes on distributions                                       4.27%           13.43%
----------------------------------------------------------------- -------------- ----------------
Return after taxes on distributions and sale of Fund shares               4.19%           11.97%
----------------------------------------------------------------- -------------- ----------------
Russell 1000(R) Value Index (reflects no deduction for fees,
 expenses or taxes)*                                                      7.05%           15.87%
----------------------------------------------------------------- -------------- ----------------

The Fund's  returns  above are compared to the  performance  of the Russell 1000
Value Index.  You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local  taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different  than the final tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

*    The Russell 1000 Value Index  reports  returns on a monthly basis as of the last day of the month.

**   The inception date for the Fund's  Institutional Class shares was August 1,
     2003.

                                       16

How has the Optimum Small Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past two calendar  years,  as well as the average annual returns of the  Institutional  Class shares for the one-year and lifetime  periods.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap.  Please see  footnote  1 on page 22 for  additional  information  about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]

Year-by-year total return (Institutional Class)

-------------- -----------
2004           2005
-------------- -----------
16.83%         5.79%
-------------- -----------

As of June 30,  2006,  the  Fund's  Institutional  Class  shares  had a calendar year-to-date  return of 2.78%.  During the period illustrated in this bar chart,
Institutional  Class' highest  quarterly return was 16.05% for the quarter ended
December 2004 and its lowest  quarterly  return was -7.03% for the quarter ended
September 2004.

Average annual returns for periods ending 12/31/05

----------------------------------------------------------------- -------------- ----------------
                                                                         1 year       Lifetime**
----------------------------------------------------------------- -------------- ----------------
Return before taxes                                                       5.79%           19.81%
----------------------------------------------------------------- -------------- ----------------
Return after taxes on distributions                                       5.79%           19.81%
----------------------------------------------------------------- -------------- ----------------
Return after taxes on distributions and sale of Fund shares               3.76%           17.14%
----------------------------------------------------------------- -------------- ----------------
Russell 2000(R) Growth Index (reflects no deduction for
  fees, expenses or taxes)*                                               4.15%           12.18%
----------------------------------------------------------------- -------------- ----------------

The Fund's  returns  above are compared to the  performance  of the Russell 2000
Growth Index. You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local  taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different  than the final tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

*    The Russell 2000 Growth Index reports  returns on a monthly basis as of the last day of the month.

**   The inception date for the Fund's  Institutional Class shares was August 1,
     2003.

                                       17

How have the Funds performed? (continued)

How has the Optimum Small Cap Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past two calendar  years,  as well as the average annual returns of the  Institutional  Class shares for the one-year and lifetime  periods.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap.  Please see  footnote  1 on page 22 for  additional  information  about the expense cap.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

-------------- -----------
2004           2005
-------------- -----------
26.74%         7.97%
-------------- -----------

As of June 30,  2006,  the  Fund's  Institutional  Class  shares  had a calendar year-to-date  return of 1.18%.  During the period illustrated in this bar chart,
Institutional  Class' highest  quarterly return was 13.25% for the quarter ended
December 2004 and its lowest  quarterly  return was -0.64% for the quarter ended
March 2005.

Average annual returns for periods ending 12/31/05

----------------------------------------------------------------- -------------- ----------------
                                                                         1 year       Lifetime**
----------------------------------------------------------------- -------------- ----------------
Return before taxes                                                       7.97%           23.06%
----------------------------------------------------------------- -------------- ----------------
Return after taxes on distributions                                       6.43%           21.83%
----------------------------------------------------------------- -------------- ----------------
Return after taxes on distributions and sale of Fund shares               6.04%           19.45%
----------------------------------------------------------------- -------------- ----------------
Russell 2000(R) Value Index (reflects no deduction for fees,
 expenses or taxes)*                                                      4.71%           18.04%
----------------------------------------------------------------- -------------- ----------------

The Fund's  returns  above are compared to the  performance  of the Russell 2000
Value Index.  You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local  taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different  than the final tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

*    The Russell 2000 Value Index  reports  returns on a monthly basis as of the last day of the month.

**   The inception date for the Fund's  Institutional Class shares was August 1,
     2003.

                                       18

How has the Optimum International Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied  over the past two years,  as well as the average  annual  returns of the
Institutional  Class shares for the one-year  and lifetime  periods.  The Fund's past  performance  (before and after taxes) is not  necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.  The returns would be lower without the expense cap.  Please see footnote 1 on page 22 for additional information about the expense cap.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

-------------- -----------
2004           2005
-------------- -----------
17.70%         11.79%
-------------- -----------

As of June 30,  2006,  the  Fund's  Institutional  Class  shares  had a calendar year-to-date return of 11.16%.  During the period illustrated in this bar chart,
Institutional  Class' highest  quarterly return was 13.09% for the quarter ended
December 2004 and its lowest  quarterly  return was -1.10% for the quarter ended
March 2005.

Average annual returns for periods ending 12/31/05

----------------------------------------------------------------- -------------- ----------------
                                                                         1 year       Lifetime**
----------------------------------------------------------------- -------------- ----------------
Return before taxes                                                      11.79%           20.81%
----------------------------------------------------------------- -------------- ----------------
Return after taxes on distributions                                       9.50%           19.68%
----------------------------------------------------------------- -------------- ----------------
Return after taxes on distributions and sale of Fund shares               7.96%           17.44%
----------------------------------------------------------------- -------------- ----------------
MSCI EAFE Index (reflects no deduction for fees, expenses
 or taxes)*                                                              14.02%           24.31%
----------------------------------------------------------------- -------------- ----------------

The Fund's returns above are compared to the performance of the MSCI EAFE Index.
You should  remember that,  unlike the Fund, the index is unmanaged and does not reflect  the  actual  costs of  operating  a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local  taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different  than the final tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

*    The MSCI EAFE Index  reports  returns on a monthly basis as of the last day of the month.

**   The inception date for the Fund's  Institutional Class shares was August 1,
     2003.

                                       19

How have the Funds performed? (continued)

How has the Optimum Fixed Income Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past two calendar  years,  as well as the average annual returns of the  Institutional  Class shares for the one-year and lifetime  periods.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap.  Please see  footnote  1 on page 22 for  additional  information  about the expense cap.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

-------------- -----------
2004           2005
-------------- -----------
6.13%          1.00%
-------------- -----------

As of June 30,  2006,  the  Fund's  Institutional  Class  shares  had a calendar year-to-date return of -0.04%.  During the period illustrated in this bar chart,
Institutional  Class' highest  quarterly  return was 3.55% for the quarter ended
September 2004 and its lowest  quarterly return was -2.15% for the quarter ended
June 2004.

Average annual returns for periods ending 12/31/05

----------------------------------------------------------------- ----------- --------------
                                                                      1 year     Lifetime**
----------------------------------------------------------------- ----------- --------------
Return before taxes                                                    1.00%          4.79%
----------------------------------------------------------------- ----------- --------------
Return after taxes on distributions                                   -0.17%          3.58%
----------------------------------------------------------------- ----------- --------------
Return after taxes on distributions and sale of Fund shares            0.65%          3.39%
----------------------------------------------------------------- ----------- --------------
Lehman Brothers Aggregate Bond Index (reflects no deduction
 for fees, expenses or taxes)*                                         2.43%          4.19%
----------------------------------------------------------------- ----------- --------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Aggregate Bond Index.  You should  remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local  taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different  than the final tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

*    The Lehman Brothers Aggregate Bond Index reports returns on a monthly basis as of the last day of the month.

**   The inception date for the Fund's  Institutional Class shares was August 1,
     2003.

                                       20

--------------------------------------------------------------------------------
What are the Funds' fees and expenses?
--------------------------------------------------------------------------------

The  following  tables  describe the fees and expenses that you may pay when you buy, hold and sell Institutional Class shares of the Funds.

Shareholder Fees (fees paid directly from your investment)(1)

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                 None
Maximum  contingent  deferred sales charge (load)
  (as a percentage of original  purchase price or
  redemption proceeds, whichever is lower)                            None
Sales charge (load) imposed on reinvested
  dividends and other distributions                                   None
Redemption fee                                                        None

(1) You may pay  fees  charged  in  connection  with  certain  activity  in your brokerage account directly from your Fund investment.  Please see your brokerage account materials for additional information.

Annual Operating Expenses (expenses that are deducted from Fund assets)

Large Cap Growth Fund                                  INSTITUTIONAL CLASS
Management fee                                                       0.77%
Distribution and/or service (12b-1) fees                              None
Other expenses                                                       0.71%
Total annual class operating expenses                                1.48%
Reimbursed expenses/waived fees(1)                                 (0.14%)
Net annual class operating expenses                                  1.34%

Large Cap Value Fund
Management fee                                                       0.73%
Distribution and/or service (12b-1) fees                              None
Other expenses                                                       0.74%
Total annual class operating expenses                                1.47%
Reimbursed expenses/waived fees(1)                                 (0.27%)
Net annual class operating expenses                                  1.20%

Small Cap Growth Fund
Management fee                                                       1.10%
Distribution and/or service (12b-1) fees                              None
Other expenses                                                       1.01%
Total annual class operating expenses                                2.11%
Reimbursed expenses/waived fees(1)                                 (0.51%)
Net annual class operating expenses                                  1.60%

                                       21

What are the Funds' fees and expenses? (continued)

Annual  Operating  Expenses  (expenses  that  are  deducted  from  Fund  assets)
(continued)

Small Cap Value Fund
Management fee                                                       1.04%
Distribution and/or service (12b-1) fees                              None
Other expenses                                                       1.18%
Total annual class operating expenses(1)                             2.22%
Reimbursed expenses/waived fees                                    (0.81%)
Net annual class operating expenses                                  1.41%

International Fund
Management fee                                                       0.81%
Distribution and/or service (12b-1) fees                              None
Other expenses                                                       1.03%
Total annual class operating expenses(1)                             1.84%
Reimbursed expenses/waived fees                                    (0.18%)
Net annual class operating expenses                                  1.66%

Fixed Income Fund
Management fee                                                       0.61%
Distribution and/or service (12b-1) fees                              None
Other expenses                                                       0.71%
Total annual class operating expenses(1)                             1.32%
Reimbursed expenses/waived fees                                    (0.42%)
Net annual class operating expenses                                  0.90%

(1)  The Manager has  contractually  agreed  through August 1, 2007 to reimburse expenses and/or waive its management  fees to the extent  necessary to keep total annual operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage commissions, extraordinary expenses and certain insurance costs), as a percentage of each class's respective  average daily net assets,  from
     exceeding  the   percentages   shown  under  "Net  annual  class  operating
     expenses."  After August 1, 2007, the Manager may discontinue  this expense reimbursement and/or fee waiver agreement.

                                       22

This  example is intended to help you  compare the cost of  investing  in a Fund with the cost of investing in other mutual funds. We show the cumulative  amount of Fund  expenses  on a  hypothetical  investment  of $10,000  with an annual 5%
return over the time periods  shown.(1) This example  reflects the net operating expenses  (with  expense  reimbursements  and/or fee  waivers)  for the one-year
contractual   period,   and  the  total  operating   expenses  (without  expense
reimbursements  and/or fee waivers) for years two through 10. This is an example only and does not represent future  expenses,  which may be higher or lower than those shown.

Large Cap Growth Fund               INSTITUTIONAL CLASS
1 Year                                             $136
3 Years                                            $454
5 Years                                            $795
10 Years                                         $1,756

Large Cap Value Fund
1 Year                                             $122
3 Years                                            $438
5 Years                                            $777
10 Years                                         $1,734

Small Cap Growth Fund
1 Year                                             $163
3 Years                                            $612
5 Years                                          $1,087
10 Years                                         $2,401

Small Cap Value Fund
1 Year                                             $144
3 Years                                            $616
5 Years                                          $1,116
10 Years                                         $2,491

International Fund
1 Year                                             $169
3 Years                                            $561
5 Years                                            $979
10 Years                                         $2,144

Fixed Income Fund
1 Year                                              $92
3 Years                                            $377
5 Years                                            $683
10 Years                                         $1,554

(1)  A Fund's actual rate of return may be higher or lower than the hypothetical
     5% return we use here.

                                       23

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More information about the Funds' risks
--------------------------------------------------------------------------------

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully evaluate the risks associated with that Fund.

The Funds have main investment  strategies  that come with inherent risks.  Each
Fund's main risks are identified in its Fund profile under the heading "What are the main  risks of  investing  in the Fund?" and are  described  in more  detail below.  Also  described  below are  additional  risks to which  each Fund may be subject by  investing  in various  types of  securities  or  engaging in various practices.  Unless otherwise  indicated,  each risk applies to all of the Funds.
Please  see  the  Statement  of  Additional  Information  (SAI)  for  a  further discussion of these risks and other risks not discussed here.

Convertible  Securities Risk - The value of convertible securities fluctuates in relation to changes in  interest  rates and the value of the  underlying  common stock.

Counterparty  Risk - This is the risk that a Fund may lose money because a party that the Manager  contracts with to buy or sell securities  fails to fulfill its side of the agreement.

Derivatives Risk - A derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset,  interest rate or index. Options, futures contracts, credit default swaps and forward contracts are examples of  derivatives.  A Fund's  investments in derivatives  may rise or fall more  rapidly than other  investments.  These  transactions  are subject to changes in the underlying  security on which such transactions are based. Even a small  investment in derivative  securities  can have a significant  impact on a
Fund's total  return,  and it is possible for a Fund's losses on a derivative to exceed  its  investment.  Derivatives  are  subject to a number of risks such as liquidity  risk,  interest  rate risk,  market risk,  credit risk and  portfolio management risk. They also involve the risk of mispricing or improper  valuation and the risk that changes in the value of a derivative  may not  correlate  well with the underlying asset,  interest rate or index.  These types of transactions will be used for a number of reasons,  including: to manage a Fund's exposure to changes in securities  prices and foreign  currencies;  as an efficient means of adjusting a Fund's overall exposure to certain markets;  in an effort to enhance income; to protect the value of portfolio securities ("hedging");  and as a cash management  tool.  When a  derivative  security  is used as a hedge  against  an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially  offset by gains on the hedged instrument,  and vice versa. However, a lack of correlation between the value of a derivative and the assets being hedged could render a Fund's hedging strategy  unsuccessful and could result in losses. To the extent that a Fund uses a derivative security for purposes  other than as a hedge,  the Fund is  directly  exposed to the risks of that derivative  security and any loss generated by the derivative security will not be offset by a gain.

Equity Risk - Stocks and other equity  securities  generally  fluctuate in value more than bonds and may  decline in value over short or over  extended  periods, regardless of the success or failure of a company's operations.

Fixed  Income Risk - To the extent that a Fund invests a  substantial  amount of its assets in fixed income securities,  the Fund may be subject to the following risks:

     Credit Risk - It is possible that the issuer of a security will not be able to make interest and principal payments when due.

     Interest Rate Risk - This is the risk that securities,  particularly  bonds with longer  maturities,  will decrease in value if interest rates rise and increase in value if interest rates fall.

     Lower Rated  Securities  Risk - "Junk" or "high  yield,  high risk"  bonds,
     while   generally   having   higher   yields,   are   subject   to  reduced
     creditworthiness of issuers,  increased risks of default and a more limited and less  liquid  secondary  market  than higher  rated  securities.  These securities  are  subject to greater  price  volatility  and risk of loss of income and  principal  than are higher  rated  securities.  Lower rated and unrated  fixed-income  securities tend to reflect short-term  corporate and market  developments  to a greater  extent than higher  rated  fixed-income securities,  which react  primarily to fluctuations in the general level of interest rates.  Fixed-income  securities of this type are considered to be of poor standing and primarily speculative.  Such securities are subject to a substantial degree of credit risk.

     Mortgage-Backed  and  Asset-Backed  Securities Risk - This is the risk that the principal on mortgage- backed or asset-backed securities may be prepaid at any time,  which will  reduce the yield and market  value.  If  interest rates fall,  the rate of  prepayments  tends to increase as  borrowers  are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of  mortgage-related  securities,  making them more sensitive to changes in interest rates. As a result,  in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

                                       24

Foreign  Risk - A Fund's  investments  in foreign  securities  may be  adversely affected by political developments,  changes in currency exchange rates, foreign economic  conditions or  inadequate  regulatory  and  accounting  standards.  In
addition,  there  is  the  possibility  of  expropriation,   nationalization  or
confiscatory  taxation,  taxation of income  earned in foreign  nations or other taxes imposed with respect to investments in foreign  nations,  foreign exchange controls,  which may include suspension of the ability to transfer currency from a given country,  and default in foreign government  securities.  As a result of these factors,  foreign  securities markets may be less liquid and more volatile than  U.S.  markets  and a  Fund  may  experience  difficulties  and  delays  in converting foreign currencies back into U.S. dollars.  Such events may cause the value  of  certain  foreign  securities  to  fluctuate  widely  and may  make it difficult to  accurately  value  foreign  securities.  In addition,  the cost of buying,  selling and holding foreign securities,  including  brokerage,  tax and custody costs, may be higher than those involved in domestic transactions.

     Currency Risk - Changes in the exchange  rates between the U.S.  dollar and foreign  currencies  may  negatively  affect  the  value of an  investment.
     Adverse  changes  in  exchange  rates  may  reduce or  eliminate  any gains produced by investments that are denominated in foreign  currencies and may increase losses.

     Emerging Markets Risk - Risks associated with international  investing will be greater in  emerging  markets  than in more  developed  foreign  markets because,  among  other  things,  emerging  markets  may  have  less  stable political and economic environments. In addition, in many emerging markets, there is substantially  less publicly  available  information about issuers and the  information  that is  available  tends to be of a lesser  quality.
     Economic  markets and structures tend to be less mature and diverse and the securities  markets,  which are subject to less  government  regulation  or supervision,  may also be smaller, less liquid and subject to greater price volatility.

Industry-Specific  Risk - This is the risk  that the  value of  securities  in a particular  industry or the value of an  individual  stock or bond will  decline because of changing expectations for the performance of that industry or for the individual  company  issuing  the stock or bond.  A fund that  concentrates  its investments in a particular industry or individual security generally is subject to greater risks than a fund that is not concentrated.

Inflation Risk - This is the risk that the return from your  investments will be less than the increase in the cost of living due to inflation,  thus  preventing you from reaching your financial goals.

Information  Risk - This is the risk that key  information  about a security  is inaccurate or unavailable.

Initial Public Offering Risk - The volume of initial public  offerings  ("IPOs")
and the levels at which the newly issued  stocks trade in the  secondary  market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering  price as it would like. In addition,  the prices of  securities  involved  in IPOs are often  subject to greater  and more unpredictable price changes than more established stocks.

Investment  Style Risk - A sub-adviser  may primarily use a particular  style or set of styles - either "growth" or "value" styles - to select  investments for a
Fund.  Those styles may be out of favor or may not produce the best results over short or longer time periods.  They may also increase the volatility of a Fund's share price.

     Growth Investing Risk - "Growth" stocks tend to be more expensive  relative to their  earnings  or assets  compared  to other  types of  stocks.  These companies tend to invest a high portion of earnings in their businesses and may lack the  dividends  of value  stocks that can cushion  stock prices in falling  markets.  As a result,  "growth"  stocks tend to be  sensitive  to changes in their earnings and more volatile than other types of stocks.

     Value  Investing Risk - "Value"  stocks tend to be inexpensive  relative to their  earnings  or assets  compared  to other  types of  stocks.  However,
     "value" stocks can continue to be inexpensive  for long periods of time and may not ever realize their full value.

Issuer-Specific Risk - The value of an individual security or particular type of security  can be more  volatile  than  the  market  as a whole  and can  perform differently  from the market as a whole. A Fund could lose all of its investment in a company's securities.

Large Capitalization  Companies Risk - Large capitalization companies tend to go
in  and  out  of  favor  based  on  market  and   economic   conditions.   Large
capitalization  companies  tend to be less volatile than  companies with smaller market  capitalizations.  This potentially  lower risk means that a Fund's share price may not rise as much as the share  prices of funds  that  focus on smaller capitalization companies.

Leverage Risk - This is the risk  associated  with  securities or practices (for example,  borrowing)  that multiply small price  movements into large changes in value.

                                       25

More information about the Funds' risks (continued)

Liquidity  Risk - A Fund's  investment  in  illiquid  securities  may reduce the return of the Fund because it may be unable to sell the illiquid  securities  at an advantageous time or price.

Market  Risk - This is the risk that all or a majority  of the  securities  in a certain  market - like the stock or bond market - will decline in value  because of factors such as adverse political or economic conditions, future expectations or investor confidence or heavy institutional selling.

Multiple  Adviser  Risk - Each Fund  employs  multiple  advisers,  each of which independently  chooses and maintains a portfolio of securities  for the Fund and is responsible for investing a specific  allocated portion of the Fund's assets.
The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when an adviser to another  portion deems it appropriate  to dispose of the securities  from that other  portion.  Similarly, under some market conditions, one adviser may believe that temporary,  defensive investments  in short-term  instruments or cash are  appropriate  when the other adviser believes continued exposure to the equity markets is appropriate for its allocated  portion of a Fund.  Because each adviser  directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other adviser, a Fund may incur higher brokerage costs than would be the case if a single adviser were managing the entire Fund.

Opportunity Risk - This is the risk of missing out on an investment  opportunity because  the  assets  necessary  to  take  advantage  of it are  tied up in less profitable investments.

Political Risk - This is the risk of losses directly  attributable to government or political actions.

Portfolio  Management  Risk - The  sub-advisers'  (and,  where  applicable,  the
Manager's)  strategies and their securities selections might fail to produce the intended result.

Portfolio  Turnover Risk - The Funds do not restrict the frequency of trading to limit  expenses or to minimize  the tax effect that a Fund's  distributions  may have on  shareholders.  A Fund may  engage in active  and  frequent  trading  of portfolio  securities to achieve its principal investment  strategies.  Frequent trading  can result in a portfolio  turnover  in excess of 100% (high  portfolio turnover).  High portfolio turnover may result in increased transaction costs to a Fund,  which may result in higher Fund  expenses and could  reduce  investment returns.  The sale of Fund  securities may result in the  recognition of capital gain or loss, which can create adverse tax results for shareholders.

Small  Capitalization  Companies Risk - Risk is greater for investments in small capitalization  companies because they generally are more vulnerable than larger companies to adverse  business or economic  developments  and they may have more limited  resources.  Their  managements may lack depth and  experience.  Smaller companies also may have narrower  product lines and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well  known  and trade  less  frequently  and in more  limited  volume  than the
securities   of   larger,    more    established    companies.    In   addition,
small-capitalization  companies  are  typically  subject to  greater  changes in earnings and business prospects than larger companies.  Consequently, the prices of small company stocks tend to rise and fall in value more  frequently than the stocks of larger companies. Investments in small-capitalization companies, which often borrow  money to finance  operations,  may also be  adversely  affected by rising interest rates.  Many  small-capitalization  stocks trade less frequently and in smaller volume than  exchange-listed  stocks.  Some small  capitalization companies  may be  unseasoned  companies  that have been in operation  less than three years, including operation of any predecessors.  Their securities may have limited liquidity and their prices may be very volatile.

Valuation  Risk - This is the risk that a Fund has valued  securities at a price that is higher than the price the Fund could obtain if it sold the securities.

                                       26

Disclosure of portfolio holdings information

A  description  of the  Funds'  policies  and  procedures  with  respect  to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

                                       27

--------------------------------------------------------------------------------
Who manages the Funds?
--------------------------------------------------------------------------------

Investment manager

Each Fund is managed by Delaware Management Company (the "Manager"), a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings, Inc. The Manager,  together with its predecessors,  have been managing mutual funds since 1938.  As of March 31, 2006,  the Manager and its  affiliates had more than $120 billion in assets under management.

As the Funds' investment manager, the Manager has overall responsibility for the general  management  of the Trust and the Funds,  which  includes  selecting the
Funds'  sub-advisers  and  monitoring  each Fund and  sub-adviser to ensure that investment  activities remain consistent with a Fund's investment  objective.  A team  is  responsible  for  conducting  ongoing  investment  reviews  with  each sub-adviser  and for  developing  the  criteria  by which  Fund  performance  is measured.  The Manager  has hired  Linsco/Private  Ledger  Corp.,  a  registered broker-dealer  and  investment  adviser,  as a  consultant  to assist  with this process.

For these  services,  each Fund pays the Manager an  aggregate  fee based on the
Fund's average daily net assets.  Large Cap Growth Fund paid a management fee at an annual  rate of 0.63% of its  average  daily net assets  for the Fund's  last fiscal  year,  after  giving  effect to  reimbursements  and/or  waivers  by the
Manager.  Large Cap Value Fund paid a management  fee at an annual rate of 0.47%
of its average  daily net assets for the Fund's last fiscal  year,  after giving effect to  reimbursements  and/or waivers by the Manager.  Small Cap Growth Fund paid a management fee at an annual rate of 0.58% of its average daily net assets for the Fund's last fiscal year,  after giving effect to  reimbursements  and/or waivers by the Manager.  Small Cap Value Fund paid a management fee at an annual rate of 0.23% of its average  daily net assets for the Fund's last fiscal  year,
after  giving  effect  to   reimbursements   and/or   waivers  by  the  Manager.
International  Fund  paid a  management  fee at an  annual  rate of 0.58% of its average daily net assets for the Fund's last fiscal year, after giving effect to reimbursements  and/or  waivers  by  the  Manager.  Fixed  Income  Fund  paid  a management  fee at an annual rate of 0.19% of its  average  daily net assets for the Fund's  last fiscal  year,  after  giving  effect to  reimbursements  and/or waivers  by the  Manager.  Each  Fund's  (except  the Small Cap  Growth  Fund's)
management fee, as a percentage of average daily net assets,  declines as assets increase above  designated  levels.  The Manager pays the consulting fees out of its assets at an annual rate of 0.25% of each Fund's average daily net assets.

A discussion  regarding  the basis for the Board of  Trustees'  approvals of the investment  advisory  and  sub-advisory  agreements  is  available in the Funds'
semiannual report to shareholders for the period ended September 30, 2005.

Sub-advisers and portfolio managers

Each Fund's investments are selected by one or more sub-advisers.  The following identifies  and  describes  each  Fund's  sub-advisers,  identifies  each Fund's portfolio managers,  and describes each portfolio manager's business experience.
Each sub-adviser is paid by the Manager.

Large Cap Growth Fund

Marsico  Capital  Management,  LLC  ("Marsico  Capital"),  located  at 1200 17th
Street,  Suite  1600,  Denver,  Colorado  80202,  was  organized  in  1997  as a registered  investment advisor.  Marsico Capital provides investment  management services to other  mutual  funds,  institutional  accounts  and, as of March 31,
2006, had approximately  $69 billion under management.  Marsico Capital has held its Fund responsibilities since the Fund's inception.

Thomas F.  Marsico  is the Chief  Investment  Officer of  Marsico  Capital,  and
manages the  investment  program of the Large Cap Growth Fund.  Mr.  Marsico has over 20 years of experience as a securities analyst and a portfolio manager.  He has held his Fund responsibilities since the inception of the fund.

T. Rowe Price  Associates,  Inc. ("T.  Rowe  Price"),  located at 100 East Pratt
Street, Baltimore, Maryland 21202, was founded in 1937 and manages institutional investment  portfolios  and  mutual  funds.  T.  Rowe  Price  is a  wholly-owned subsidiary of T. Rowe Price Group,  Inc., which is a  publicly-traded  financial services holding company.  As of March 31, 2006, T. Rowe Price had approximately
$292.9  billion  in assets  under  management.  T. Rowe  Price has held its Fund responsibilities since the Fund's inception.

Robert W. Smith, a Vice President with T. Rowe Price,  is primarily  responsible for the day-to-day management of T. Rowe Price's share of the Fund's assets. Mr.
Smith is  Chairman  of T.  Rowe  Price's  Investment  Advisory  Committee  which develops and executes the Fund's  investment  program.  Mr. Smith joined T. Rowe
Price in 1992 and has been managing investments since 1987. He has held his Fund responsibilities since the Fund's inception.

Large Cap Value Fund

TCW Investment Management Company ("TCW"), located at 865 South Figueroa Street,
Los Angeles,  CA 90017,  was founded in 1987. TCW is part of the TCW Group which was founded in 1971. TCW specializes in managing assets for insurance companies, foreign investors, wrap programs and high-net-worth  individuals,  and manages a number of mutual funds for retail and institutional  investors.  As of March 31,
2006, TCW had  approximately  $130 billion in assets under  management.  TCW has held its Fund responsibilities since July 2005.

                                       28

Diane  E.  Jaffee,  Group  Managing  Director,   U.S.  Equities,   is  primarily
responsible  for the day-to-day  management of TCW's share of the Fund's assets.
Ms. Jaffee joined TCW through an acquisition of SG Cowen Asset  Management where she had been a Senior Portfolio Manager since 1995. Ms. Jaffee has over 20 years of  investment  company  experience  and she has held her Fund  responsibilities since July 2005.

Massachusetts  Financial  Services  Company  ("MFS"),  located  at 500  Boylston
Street,   Boston,   Massachusetts   02116,  is  America's   oldest  mutual  fund
organization.  MFS and its  predecessor  organizations  have a history  of money management  dating from 1924 and the founding of the first  mutual  fund.  As of
March 31, 2006, MFS had  approximately  $170 billion in assets under management.
MFS has held its Fund responsibilities since the Fund's inception.

Steven R. Gorham, Senior Vice President,  and Nevin P. Chitkara, Vice President,
have primary  responsibility for the day-to-day  management of MFS' share of the
Fund's  assets.  Messrs.  Gorham  and  Chitkara  have been  employed  in the MFS investment management area since 1992 and 1997, respectively. Messrs. Gorham and
Chitkara have held their Fund  responsibilities  since the inception of the Fund and May 2006, respectively.

Small Cap Growth Fund

Columbia Wanger Asset Management,  L.P.  ("Columbia  WAM"),  located at 227 West
Monroe Street,  Suite 3000,  Chicago,  Illinois 60606,  and its predecessor have managed  mutual funds since 1992.  As of March 31,  2006,  Columbia WAM had over
$31.2  billion  in  assets  under  management.  Columbia  WAM has  held its Fund responsibilities since the Fund's inception.

Robert A. Mohn, a Portfolio Manager with Columbia WAM, is primarily  responsible for the day-to-day  management of Columbia WAM's share of the Fund's assets. Mr.
Mohn has been a member of the domestic  analytical  team at Columbia WAM and its predecessor  since 1992 and has been a portfolio manager since 1996. He has held his Fund responsibilities since the Fund's inception.

Oberweis Asset Management, Inc. ("OAM"), located at 3333 Warrenville Road, Suite
500,  Lisle,  Illinois  60532,  was founded in 1989 and manages  mutual fund and private accounts. As of March 31, 2006, OAM and its affiliates had approximately
$2.4 million in assets under management.  OAM has held its Fund responsibilities since April 1, 2004.

James W. Oberweis, CFA, a President and Portfolio Manager with OAM, is primarily responsible  for the day-to-day  management of OAM's share of the Fund's assets.
Mr.  Oberweis has been a member of the  portfolio  management  team at OAM since
1996. He has held his Fund responsibilities since April 1, 2004.

Small Cap Value Fund

Hotchkis  and  Wiley  Capital  Management,  LLC  ("H&W"),  located  at 725 South
Figueroa Street, 39th Floor, Los Angeles,  California 90017-5439, was founded in
1980 and manages  institutional  and private  accounts and mutual  funds.  As of
March 31,  2006,  H&W had over $33 billion in assets under  management.  H&W has held its Fund responsibilities since the Fund's inception.

Although the Fund is managed by the H&W's  investment  team,  H&W has identified the five portfolio  managers with the most  significant  responsibility  for the
Fund's assets. The following list does not include all members of the investment team.  George  Davis,  David  Green,  Joe Huber,  Stan Majcher and Jim Miles are
primarily responsible for the day-to-day management of H&W's share of the Fund's assets.  Messrs.  Green,  Majcher and Miles are each  currently a Principal  and
Portfolio Manager of H&W. Mr. Davis is a Principal,  Portfolio Manager and Chief
Executive  Officer of H&W, and Mr. Huber is a Principal,  Portfolio  Manager and
Director of Research of H&W.  Messrs.  Davis,  Green,  Huber,  Majcher and Miles
joined H&W in 1988, 1997, 2000, 1996 and 1995,  respectively.  The team has held their Fund responsibilities since the Fund's inception.

The Delafield Asset Management  Division of Reich & Tang Asset  Management,  LLC
("Delafield"),  located at 600 Fifth Avenue,  New York, New York 10020, has been in the asset management business since 1980. As of March 31, 2006, Delafield had over  $650  million  in assets  under  management.  Delafield  has held its Fund responsibilities since the Fund's inception.

J. Dennis  Delafield and Vincent  Sellecchia are primarily  responsible  for the day-to-day  management  of  Delafield's  share  of the  Fund's  assets.  Messrs.
Delafield  and  Sellecchia  are  Managing   Directors  of  Reich  &  Tang  Asset
Management,  LLC. They have been associated with Reich & Tang Asset  Management,
LLC since  1991 and have  held  their  Fund  responsibilities  since the  Fund's inception.

The Killen  Group,  Inc.  ("Killen")  is an  independently  owned value  manager located at 1189 Lancaster  Avenue,  Berwyn,  PA 19312 in suburban  Philadelphia.
Killen was founded in 1982 and manages private  accounts and mutual funds. As of
March  31,  2006,  The  Killen  Group  had over $615  million  in  assets  under management. Killen has held its Fund responsibilities since January 2006.

Lee S.  Grout,  CFA,  and Robert E.  Killen are  primarily  responsible  for the day-to-day  management of Killen's share of the Fund's assets. Mr. Grout is Vice
President  and Head of Investment  Research at Killen,  which he joined in 1997.
Mr. Killen is Chairman, CEO and founder of Killen. Messrs. Grout and Killen have held their Fund responsibilities since January 2006.

                                       29

Who manages the Funds? (continued)

International Fund

Mondrian  Investment Partners Limited  ("Mondrian"),  located at Fifth Floor, 10
Gresham  Street,  London,  England  EC2V  7JD,  has  been  in the  global  asset management  business  since 1990.  As of March 31,  2006,  Mondrian  had over 47 billion in assets under management.  Mondrian has held its Fund responsibilities since the Fund's inception.

Fiona A. Barwick, Emma Lewis and Hugh Serjeant are primarily responsible for the day-to-day management of Mondrian's share of the Fund's assets. Ms. Barwick is a
Director of Regional  Research and has been with Mondrian  since 1993. Ms. Lewis is a Senior  Portfolio  Manager  and has been  with  Mondrian  since  1995.  Mr.
Serjeant is a Director of Regional  Research  and has been with  Mondrian  since
1995. They have held their Fund responsibilities since the Fund's inception.

AllianceBernstein  LP  ("AllianceBernstein"),  located  at  1345  Avenue  of the
Americas,  New York, New York 10105, has been in the asset  management  business since 1962.  AllianceBernstein  is a leading  global  investment  management and research  firm  that  provides  investment  management  services  to many of the largest U.S.  public and private  employee  benefit plans,  foundations,  public employee retirement funds, pension funds, endowments, banks, insurance companies and  high-net-worth  individuals  worldwide  and,  as  of  June  30,  2006,  had approximately  $618 billion in assets under  management.  AllianceBernstein  has held its Fund responsibilities since September 2005.

The management of and investment decisions for AllianceBernstein's  share of the
Fund's assets are made by the Global Value Investment Policy Group, comprised of senior Global Value Investment Team members.  The Global Value Investment Policy
Group   relies   heavily  on  the   fundamental   analysis   and   research   of
AllianceBernstein's  large internal research staff. No one person is principally responsible for making  recommendations for  AllianceBernstein's  portion of the
Fund. The four members of the Global Value Investment Policy Group with the most significant  responsibility for the day-to-day management of AllianceBernstein's share of the Fund's assets are: Sharon Fay, Kevin Simms and Henry D. Auria.  Ms.
Fay is CIO-Global Value Equities, Chairman of the Global Value Investment Policy
Group  and  has  been  with   AllianceBernstein   since  1990.   Mr.   Simms  is
Co-CIO-International   Value   Equities,   Director   of   Research-Global   and
International  Value Equities and has been with the firm since 1992. Mr. D'Auria is Co-CIO  International Value Equities,  Co-CIO Emerging Markets Value Equities
and  has  been  with   AllianceBernstein   since  1991.  Mr.  Martini  is  Chief
International  Economist,  Head of  Quantitative  and Currency  Strategies-Value
Equities and has been with AllianceBernstein  since 1985. This team has held its
Fund responsibilities since September 2005.

Fixed Income Fund

Paul Grillo, Timothy L. Rabe and Philip R. Perkins are primarily responsible for the  day-to-day  management of the  Manager's  share of the Fund's  assets.  Mr.
Grillo is a Senior Vice President and Senior Portfolio Manager and has been with
Delaware  Investments since 1993. Mr. Rabe is a Senior Vice President and Senior
Portfolio  Manager and has been with Delaware  Investments  since 2000. Prior to joining Delaware  Investments,  Mr. Rabe was a high-yield  portfolio manager for
Conseco  Capital  Management.  Mr. Perkins is a Senior Vice President and Senior
Portfolio  Manager and has been with Delaware  Investments  since 2003. Prior to joining Delaware Investments,  Mr. Perkins was Managing Director of the Emerging
Markets  Division of Global Markets for Deutsche Bank.  Messrs.  Grillo and Rabe
have held  their  Fund  responsibilities  since the  Fund's  inception,  and Mr.
Perkins assumed responsibilities on September 1, 2004.

When making investment  decisions for the Fund Messrs.  Grillo, Rabe and Perkins consult  with Ryan K.  Brist and  Stephen  R.  Cianci.  Mr.  Brist is a Managing
Director of Fixed Income and has been with Delaware  Investments since 2000. Mr.
Cianci is a Senior  Portfolio  Manager  and has been with  Delaware  Investments since 1992.  Mr. Brist assumed his Fund  responsibilities  on September 1, 2004, and Mr. Cianci has held his Fund responsibilities since the Fund's inception.

Aberdeen Asset Management Inc. ("AAMI"),  a U.S.  registered  investment adviser since 1995 and a  wholly-owned  subsidiary  of Aberdeen  Asset  Management  PLC, provides a full range of  investment  advisory  services  to  institutional  and retail clients.  As of May 31, 2006 AAMI had approximately $26 billion in assets under  management.  AAMI's  headquarters  are  located  at 1735  Market  Street,
Philadelphia,  PA 19103. AAMI has held its Fund responsibilities  since December
2005.

A team of portfolio  managers,  led by Gary W.  Bartlett - CIO for AAMI's Active
Fixed Income team, is primarily  responsible  for the  day-to-day  management of
AAMI's  share of the  Fund's  assets.  In  addition  to Mr.  Bartlett,  the team includes Warren S. Davis, Thomas J. Flaherty, J. Christopher Gagnier,  Daniel R.
Taylor  and  Timothy  C. Vile.  Each  member of this team is a Senior  Portfolio
Manager and has been with AAMI since December 2005. Prior to December 2005, each member of this team was a Managing  Director of Deutsche  Investment  Management
Americas  Inc. Mr.  Bartlett and his team have held their Fund  responsibilities since the Fund's inception.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       30

--------------------------------------------------------------------------------
Who's who?
--------------------------------------------------------------------------------

The  following  describes  the various  organizations  involved  with  managing, administering and servicing the Funds.

Board of Trustees.  A mutual fund is governed by a board of trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment  manager and distributor.  However,  the Funds rely on certain exemptive  rules  adopted by the SEC that require  their Board of Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment  manager and  Sub-advisers.  An investment  manager is a company with overall responsibility for the management of a fund's assets. A sub-adviser is a company generally responsible for the day-to-day management of the fund's assets or some portion  thereof.  The  sub-adviser  is selected and  supervised  by the investment manager.  The investment manager or the sub-adviser,  as the case may be, is  responsible  for selecting  portfolio  investments  consistent  with the objective and policies  stated in a mutual  fund's  prospectus.  The  investment manager or the  sub-adviser,  as the case may be, places  portfolio  orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net assets.  A written  contract  between the  investment manager and the sub-adviser specifies the services the sub-adviser performs. The manager  and  the  sub-adviser  are  subject  to  numerous  legal  restrictions,
especially  regarding   transactions  with  the  funds  they  advise.   Delaware
Management  Company serves as the Funds' manager.  The Funds'  sub-advisers  are identified under the heading "Who manages the Funds?".

The  Trust has  applied  for an  exemptive  order  from the SEC  ("Multi-Manager
Order") that would permit the Manager,  subject to certain conditions,  to enter into  sub-advisory  agreements with sub-advisers  approved by the Trustees,  but without  the  requirement  of  shareholder  approval.  If the Trust  obtains the
Multi-Manager  Order,  the Manager will be able,  subject to the approval of the
Trustees,  but without shareholder  approval, to employ new sub-advisers for new or existing  funds,  change the terms of particular  sub-advisory  agreements or continue the  employment  of existing  sub-advisers  after events that under the
1940 Act and the sub-advisory agreements would cause an automatic termination of the  agreement.  However,  the  Manager  will  not  be  able  to  enter  into  a sub-advisory  agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the sub-advisory  agreement  with the  Affiliated  Adviser,  including  compensation thereunder,  is approved by the  affected  Fund's  shareholders,  including,  in instances in which the sub-advisory  agreement  pertains to a newly formed fund, the fund's  initial  shareholder.  Although  shareholder  approval  would not be required for the termination of sub-advisory agreements,  shareholders of a Fund would  continue to have the right to terminate  such  agreements for the Fund at any time by a vote of a majority of outstanding  voting  securities of the Fund.
In  employing  a  multi-manager   approach,   an  investment  manager  may  hire
consultants  to assist  with its duties.  The  Manager has hired  Linsco/Private
Ledger Corp., a registered broker-dealer and investment adviser, as a consultant to assist with this process.

Portfolio  managers.  Portfolio  managers are employed by the investment manager and/or sub-adviser to make investment  decisions for individual  portfolios on a day-to-day basis. The Funds' portfolio managers are identified under the heading
"Who manages the Funds?".

Custodian.  Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets. JPMorgan Chase Bank serves as the Funds' custodian.

Distributor.  Most  mutual  funds  continuously  offer new  shares to the public through distributors who are regulated as broker-dealers and are subject to NASD rules governing mutual fund sales practices. Delaware Distributors,  L.P. serves as the Funds'  distributor.  Shares of the Funds may be purchased only through a securities  dealer or other  financial  intermediary  that has  entered  into an agreement with the Funds'  distributor (a  "participating  securities  dealer or other financial intermediary"), including Linsco/Private Ledger Corp.

Financial intermediary  wholesaler.  Pursuant to a contractual  arrangement with
Delaware Distributors,  L.P., Lincoln Financial Distributors,  Inc. is primarily responsible  for  promoting  the  sale  of  fund  shares  through  participating securities broker/dealers or other financial intermediaries.

                                       31

Who's Who? (continued)

Service  agent.  Mutual  fund  companies  employ one or more  service  agents to provide transfer agency,  shareholder,  accounting, and administrative services.
Transfer agents maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions.  Shareholder service agents provide customer service to shareholders. Fund accountants price portfolio holdings and calculate fund net  asset  values.  Fund  administrators  provide  various  administrative services such as coordinating service provider relationships,  contract renewals and Board meetings.  Delaware Service Company, Inc. serves as the Funds' service agent. Linsco/Private Ledger Corp. serves as, and other participating securities dealers  or  other  financial  intermediaries  may also  serve  as,  the  Funds'
sub-service agent with respect to Fund shares they have sold.

Securities  dealers and other financial  intermediaries.  Securities dealers and other financial intermediaries provide advice to their clients,  analyzing their financial  objectives and recommending  appropriate funds or other  investments.
Participating   securities   dealers  or  other  financial   intermediaries  are
compensated for their services, generally through sales commissions, and through
12b-1 distribution and/or service fees deducted from a Fund's assets.

Shareholders.  Like  shareholders of other companies,  mutual fund  shareholders have  specific  voting  rights.  Material  changes  in  the  terms  of a  fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       32

--------------------------------------------------------------------------------
About your account
--------------------------------------------------------------------------------

Investing in the Funds

Institutional  Class  shares  of the  Funds  may be  purchased  only  through  a participating securities dealer or other financial intermediary.

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover Individual Retirement Accounts ("IRA") from such plans;

o    tax-exempt  employee  benefit plans of the Funds' Manager or its affiliates and of a participating securities dealer or other financial intermediary;

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Funds'  Manager  or its  affiliates  and  clients of  Delaware  Investments
     Advisers,  an affiliate of the Manager,  as well as  affiliates,  corporate sponsors,  subsidiaries,  related  employee benefit plans and rollover IRAs of, or from, such institutional advisory accounts;

o    discretionary  advisory  accounts of a participating  securities  dealer or other financial intermediary or its affiliates;

o    a bank, trust company and similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; or

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from advisory clients.

                                       33

About your account (continued)

How to buy shares

Through your financial intermediary  [GRAPHIC OMITTED: SYMBOL OF A PERSON]

Your participating  securities dealer or other financial intermediary can handle all the  details  of  purchasing  shares,  including  opening an  account.  Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange [GRAPHIC OMITTED: EXCHANGE SYMBOL]

You may also purchase shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange  privilege,  contact your  participating  securities  dealer or other  financial  intermediary.  Your participating  securities  dealer  or  other  financial  intermediary  may  have different account and investment requirements.

There are no minimum purchase  requirements for Institutional Class, but certain eligibility requirements, as described above, must be satisfied.

Certificates representing shares purchased are not issued.

The price to buy shares is the net asset value per share  ("NAV").  The price of your shares is based on the next  calculation of NAV after your order is placed.
For your  purchase  order to be priced at the NAV on the day of your order,  you must  submit  your  order  to your  participating  securities  dealer  or  other financial  intermediary  prior to that day's close of regular trading on the New
York Stock Exchange  ("NYSE"),  which is normally 4:00 p.m.  Eastern Time.  Your participating  securities dealer or other financial  intermediary is responsible for making sure that your order is promptly sent to the Fund. Any purchase order placed after the close of regular  trading on the NYSE will be priced at the NAV at the close of regular  trading on the next  business day. We reserve the right to reject any purchase order.

We  determine  each Fund's NAV at the close of regular  trading on the NYSE each business day that the Exchange is open  (Business  Day). We calculate this value by  adding  the  market  value  of all the  securities  and  assets  in a Fund's portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the NAV.

Securities listed on a U.S.  securities exchange for which market quotations are available  are  normally  valued at the last  quoted  sale  price on the day the valuation is made.  Price  information  on listed  securities  is taken from the exchange  where the  security is  primarily  traded.  Unlisted  domestic  equity securities  are  normally  valued at the last sale  price as of the close of the
NYSE.  Domestic equity  securities traded  over-the-counter  and domestic equity securities  that are not traded on the valuation  date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

Securities  listed on a foreign exchange are generally valued at the last quoted sales  price at the close of the  exchange on which the  security  is  primarily traded or at the last quoted  sales price  available at the time when net assets are  valued.  For  purposes  of  calculating  NAV,  all assets  and  liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer  quotations of such currencies based on rates in  effect as of the close of the  London  Stock  Exchange,  as  provided  by an independent  pricing service.  Foreign securities may trade on weekends or other days when a Fund does not price its shares.  While the value of a Fund's  assets may  change on these  days,  you will not be able to  purchase  or  redeem  Fund shares.

U.S. Government  securities are normally priced at the mean of the bid and asked price. Corporate bonds and other fixed-income securities are generally valued on the basis of prices  provided by a pricing service when such prices are believed to reflect the fair market value of such  securities.  Securities with remaining maturities of 60 days or less are valued at amortized  cost, if it  approximates market value.

For other assets and  securities  for which  quotations are determined to be not readily  available  (possibly  including  restricted  securities) we use methods approved by the Funds' Board of Trustees  that are designed to price  securities at their fair market value.

Fair valuation

When a Fund uses fair value  pricing,  it may take into  account  any factors it deems  appropriate.  A Fund may  determine  fair value  based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices. The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Fair value pricing may involve  subjective  judgments and it is possible that the fair value determined for a security  is  materially  different  than the value that could be realized upon the sale of that security.

                                       34

Each Fund anticipates  using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets  close well before a Fund values its  securities  at 4:00 p.m.,  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for  valuing a Fund's  assets  to a  Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery

If you have an  account  in the same  Optimum  Fund as  another  member  of your household,  we are sending your household one copy of the Fund's  prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses  associated with the Fund. We will continue to send one copy of each of these  documents to your household  until you notify us that you wish individual materials. If you wish to receive individual materials, please call our  Shareholder  Service  Center at 800 914-0278 or your  financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

How to sell shares

Through your financial intermediary  [GRAPHIC OMITTED: SYMBOL OF A PERSON]

Your participating  securities dealer or other financial intermediary can handle all the details of redeeming your shares.  Your participating  securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange [GRAPHIC OMITTED: AN EXCHANGE SYMBOL]

You may also redeem shares by  exchanging  shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange  privilege,  contact your participating securities dealer or other financial intermediary.

The price to sell  shares is the NAV.  The price of your  shares is based on the next calculation of NAV after your order is placed.  For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your participating securities dealer or other financial intermediary prior to that day's close of regular  trading on the NYSE,  which is  normally  4:00 p.m.
Eastern  Time.  Your   participating   securities   dealer  or  other  financial
intermediary  is  responsible  for making sure that your  redemption  request is promptly  sent to the Fund.  Any  redemption  request  placed after the close of regular  trading  on the NYSE will be priced at the NAV at the close of  regular trading on the next  business  day.  A Fund may  reject an order to sell  shares under certain circumstances.

How to transfer shares

You may  transfer  your Fund  shares  only to another  participating  securities dealer or other financial intermediary.  All future trading of these assets must be coordinated by the receiving firm. You may not transfer your Fund shares to a securities  dealer or other financial  intermediary that has not entered into an agreement  with the  distributor.  In this case,  you must either  transfer your shares to an account with the Funds'  service agent  (contact  Delaware  Service
Company,  Inc. at (800) 914-0278 for  information),  or sell your shares and pay any applicable deferred sales charge.  Certain  shareholder  services may not be available for the transferred  shares. If you hold Fund shares directly with the
Funds'  service agent,  you may purchase,  only through  dividend  reinvestment, additional shares of only those Funds previously owned before the transfer.

Account minimums

If you redeem  shares and your  account  balance  falls below a Fund's  required account  minimum of $1,000 a Fund may redeem the shares in your account after 60 days' written notice to you. Under certain  circumstances,  the account minimums may be waived; please see the SAI.

Exchanges

You may  exchange  all or part of your shares of one Fund for shares of the same class of another Fund. If you exchange  shares to a Fund that has a sales charge you will pay any  applicable  sales  charges on your new  shares.  You don't pay sales charges on shares that you acquired through the reinvestment of dividends.
You may have to pay taxes on your exchange. You may not exchange your shares for
Class B or Class C shares of the Funds.  To  exercise  the  exchange  privilege, contact your participating securities dealer or other financial intermediary.

                                       35

About your account (continued)

Frequent trading of Fund shares

The Funds discourage  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Funds'  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market timing.  The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips"-  that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Funds reserve the right to consider  other trading patterns to be market timing.

Your  ability to use the  Funds'  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Funds reserve the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  business day  following receipt by the Funds.

Redemptions  will continue to be permitted in accordance with the Funds' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Funds  reserve the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Fund's shareholders. While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated.

Risks of market timing

By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Funds' shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts,  may disrupt efficient portfolio  management.  In particular,  a
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges of a Fund's shares may also force a Fund to sell portfolio  securities at inopportune times to raise cash to accommodate  short-term  trading activity.
This could  adversely  affect a Fund's  performance  if, for  example,  the Fund incurs  increased  brokerage  costs and  realization  of taxable  capital  gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

                                       36

Transaction monitoring procedures

The Funds,  through  their  transfer  agent,  maintain  surveillance  procedures designed  to  detect  excessive  or  short-term  trading  in Fund  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Fund shares for violations of the Fund's market timing policy or other  patterns  of  short-term  or  excessive  trading.  For  purposes of these transaction  monitoring  procedures,  the Fund may consider  trading activity by multiple accounts under common ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly among certain  broker/dealers  and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds  will  attempt  to apply  their  monitoring  procedures  to these  omnibus accounts and to the individual  participants  in such accounts.  In an effort to discourage  market timers in such  accounts,  the Fund may consider  enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies to avoid  detection  and,  despite the efforts of the Funds and their agents to detect  market timing in Fund shares,  there is no guarantee  that the
Funds will be able to  identify  these  shareholders  or curtail  their  trading practices.  In  particular,  the Funds may not be able to detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes

Each of the Large Cap Growth Fund,  Large Cap Value Fund, Small Cap Growth Fund,
Small Cap Value Fund, and  International  Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually.
The Fixed Income Fund  expects to declare and  distribute  dividends  quarterly.
Each Fund will  distribute net capital gains,  if any, at least annually and may distribute net capital gains twice a year.

Dividends and Distributions.
Each Fund has  elected to be treated as a  regulated  investment  company  under
Subchapter M of the Internal  Revenue Code. As a regulated  investment  company, each Fund  generally  pays no  federal  income  tax on the  income  and gains it distributes to you. Each Fund expects to declare  dividends daily and distribute all of its net investment  income, if any, to shareholders as dividends monthly.
Each Fund will also distribute net capital gains if any, annually. The amount of any distribution  will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However,  when necessary,  the Funds will send you a corrected
Form 1099-DIV to reflect reclassified information.

                                       37

About your account (continued)

Avoid  "Buying A Dividend."  If you invest in a Fund  shortly  before the record date of a capital gains  distribution,  the distribution will lower the value of the Fund's  shares by the amount of the  distribution  and, in effect,  you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Optimum Fund is the same as a sale.

By law, if you do not provide the Funds with your proper taxpayer identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Funds also must withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax and are subject to special  U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Funds.

                                       38

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial  highlights tables are intended to help you understand each Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Funds'  financial  statements,  is included in the
Funds' annual report, which is available upon request by calling 800 523-1918.

Optimum Large Cap Growth Fund                                Institutional Class
                                                   Year ended         8/1/03(1)
                                                     March 31              to
                                                2006          2005       3/31/04

Net asset value, beginning of period         $10.080        $9.590        $8.500

Income (loss) from investment operations:
Net investment loss(2)                       (0.019)       (0.002)       (0.015)
Net realized and unrealized gain on
  investments and foreign currencies           1.589         0.492         1.105
                                             -------       -------       -------
Total from investment operations               1.570         0.490         1.090
                                             -------       -------       -------

Net asset value, end of period               $11.650       $10.080        $9.590
                                             =======       =======       =======

Total return(3)                               15.57%         5.11%        12.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)     $355,961      $158,200       $21,557
Ratio of expenses to average net assets        1.34%         1.32%         1.26%
Ratio of expenses to average net assets
  prior to expense limitation                  1.49%         1.52%         2.16%
Ratio of net investment loss to average
  net assets                                 (0.17%)       (0.02%)       (0.26%)

Ratio of net investment loss to average
  net assets prior to expense limitation     (0.32%)       (0.22%)       (1.16%)
Portfolio turnover                               48%           37%           51%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       39

Optimum Large Cap Value Fund                                 Institutional Class
                                                      Year ended       8/1/03(1)
                                                      March 31             to
                                                2006          2005       3/31/04

Net asset value, beginning of period         $10.860        $9.840        $8.500

Income (loss) from investment operations:
Net investment income(2)                       0.131         0.110         0.060
Net realized and unrealized gain on
  investments and foreign currencies           0.936         1.110         1.330
                                             -------       -------       -------
Total from investment operations               1.067         1.220         1.390
                                             -------       -------       -------

Less dividends and distributions from:
Net investment income                        (0.103)       (0.064)       (0.034)
Net realized gain on investments             (0.494)       (0.136)       (0.016)
                                             -------       -------       -------
Total dividends and distributions            (0.597)       (0.200)       (0.050)
                                             -------       -------       -------

Net asset value, end of period               $11.330       $10.860        $9.840
                                             =======       =======       =======

Total return(3)                               10.19%        12.41%        16.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)     $319,857      $140,341       $17,962
Ratio of expenses to average net assets        1.20%         1.18%         1.15%
Ratio of expenses to average net assets
  prior to expense limitation                  1.48%         1.49%         2.17%
Ratio of net investment income to
  average net assets                           1.18%         1.07%         0.94%
Ratio of net investment income (loss)
  to average net assets prior to
  expense limitation                           0.90%         0.76%       (0.08%)
Portfolio turnover                               52%           38%           38%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       40

Optimum Small Cap Growth Fund                                Institutional Class
                                                    Year ended         8/1/03(1)
                                                     March 31              to
                                              2006            2005       3/31/04

Net asset value, beginning of period         $11.820       $11.280        $8.500

Income (loss) from investment operations:
Net investment loss(2)                       (0.131)       (0.121)       (0.075)
Net realized and unrealized gain on
  investments                                  2.781         0.663         2.855
                                             -------       -------       -------
Total from investment operations               2.650         0.542         2.780
                                             -------       -------       -------

Less dividends and distributions from:
Net realized gain on investments                 ---       (0.002)           ---
                                             -------       -------       -------
Total dividends and distributions                ---       (0.002)           ---
                                             -------       -------       -------

Net asset value, end of period               $14.470       $11.820       $11.280
                                             =======       =======       =======

Total return(3)                               22.42%         4.81%        32.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $67,466       $31,827       $10,212
Ratio of expenses to average net assets        1.60%         1.45%         1.46%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                     2.11%         2.34%         3.76%
Ratio of net investment loss to average
  net assets                                 (1.03%)       (1.07%)       (1.06%)
Ratio of net investment loss to average
  net assets prior to expense
  limitation and expenses paid indirectly    (1.54%)       (1.96%)       (3.36%)
Portfolio turnover                               47%           44%           16%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       41

Financial highlights (continued)

Optimum Small Cap Value Fund                                 Institutional Class
                                                   Year ended         8/1/03(1)
                                                     March 31              to
                                                2006          2005       3/31/04

Net asset value, beginning of period         $12.470       $11.040        $8.500

Income (loss) from investment operations:
Net investment income (loss)(2)                0.023       (0.014)       (0.022)
Net realized and unrealized gain on
  investments                                  2.068         1.790         2.622
                                             -------       -------       -------
Total from investment operations               2.091         1.776         2.600
                                             -------       -------       -------

Less dividends and distributions from:
Net realized gain on investments             (0.841)       (0.346)       (0.060)
                                             -------       -------       -------
Total dividends and distributions            (0.841)       (0.346)       (0.060)
                                             -------       -------       -------

Net asset value, end of period               $13.720       $12.470       $11.040
                                             =======       =======       =======

Total return(3)                               17.66%        16.35%        30.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)       $54,803      $26,900        $9,262
Ratio of expenses to average net assets        1.41%         1.38%         1.32%
Ratio of expenses to average net assets
  prior to expense limitation and
  expenses paid indirectly                     2.23%         2.26%         3.73%
Ratio of net investment income (loss)
  to average net assets                        0.18%       (0.12%)       (0.34%)
Ratio of net investment loss to average
  net assets prior to expense
  limitation and expenses paid indirectly    (0.64%)       (1.00%)       (2.75%)
Portfolio turnover                               42%           46%           40%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       42

Optimum International Fund                                   Institutional Class
                                                   Year ended          8/1/03(1)
                                                     March 31              to
                                                2006          2005       3/31/04

Net asset value, beginning of period         $11.720       $10.690        $8.500

Income from investment operations:
Net investment income(2)                       0.224         0.089         0.045
Net realized and unrealized gain on
  investments and foreign currencies           2.464         1.079         2.151
                                             -------       -------       -------
Total from investment operations               2.688         1.168         2.196
                                             -------       -------       -------

Less dividends and distributions from:
Net investment income                        (0.106)       (0.009)           ---
Net realized gain on investments             (0.752)       (0.129)       (0.006)
                                             -------       -------       -------
Total dividends and distributions            (0.858)       (0.138)       (0.006)
                                             -------       -------       -------

Net asset value, end of period               $13.550       $11.720       $10.690
                                             =======       =======       =======

Total return(3)                               23.91%        11.08%        25.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $99,733       $44,149        $9,302
Ratio of expenses to average net assets        1.61%         1.63%         1.57%
Ratio of expenses to average net assets
  prior to expense limitation                  1.85%         1.95%         3.47%
Ratio of net investment income to
  average net assets                           1.82%         0.80%         0.65%
Ratio of net investment income (loss)
  to average net assets prior to
  expense limitation                           1.58%         0.48%       (1.25%)
Portfolio turnover                               68%           82%           49%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       43

Financial highlights (continued)

Optimum Fixed Income Fund                                    Institutional Class
                                                    Year ended         8/1/03(1)
                                                     March 31              to
                                                2006          2005       3/31/04

Net asset value, beginning of period          $8.890        $8.970        $8.500

Income (loss) from investment operations:
Net investment income(2)                       0.348         0.310         0.192

Net realized and unrealized gain (loss)
  on investments and foreign currencies      (0.209)       (0.050)         0.407
                                             -------       -------       -------
Total from investment operations               0.139         0.260         0.599
                                             -------       -------       -------

Less dividends and distributions from:
Net investment income                        (0.285)       (0.260)       (0.119)
Net realized gain on investments             (0.014)       (0.080)       (0.010)
                                             -------       -------       -------
Total dividends and distributions            (0.299)       (0.340)       (0.129)
                                             -------       -------       -------

Net asset value, end of period                $8.730        $8.890        $8.970
                                             =======       =======       =======

Total return(3)                                1.56%         2.96%         7.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)     $309,363      $153,085       $22,276
Ratio of expenses to average net assets        0.90%         0.89%         0.85%
Ratio of expenses to average net assets
  prior to expense limitation                  1.32%         1.35%         1.90%
Ratio of net investment income to
  average net assets                           3.90%         3.47%         3.23%
Ratio of net investment income to
  average net assets prior to expense
  limitation                                   3.48%         3.01%         2.18%
Portfolio turnover                              298%          352%          383%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       44

How to read the financial highlights

Net investment income (loss)

Net investment  income (loss) includes  dividend and interest income earned from the Fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments

A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)

This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return

This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets

Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets

The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets

We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover

This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

--------------------------------------------------------------------------------
Appendix: Sub-advisers' past performance
--------------------------------------------------------------------------------

This Appendix provides additional  information about the past performance of the sub-advisers that the Manager has selected to advise a portion of each Fund. For each sub-adviser,  this Appendix  presents past performance  information for all mutual funds and accounts (the  "Composite"),  unless otherwise noted,  that the
sub-adviser  manages  or  sub-advises  with  substantially   similar  investment
objectives,  policies and strategies as the portion of the Optimum Fund that the sub-adviser advises.

The past  performance  of each  Composite  has been  calculated  net of fees and expenses as described in the notes for each Sub-Adviser's performance. The total operating fees and expenses of a Composite may be lower than the total operating expenses  of the  corresponding  Optimum  Fund,  in  which  case  the  Composite performance  shown would have been lower had the total operating  expense of its corresponding  Optimum  Fund  been  used to  compute  the  comparable  Composite performance.

The Manager  requires the  sub-advisers  to present to the Manager the Composite performance of all  substantially  similar managed  accounts and mutual funds to help ensure that the  sub-adviser is showing the performance of all such managed accounts and mutual funds, and not just its best performing managed accounts and mutual  funds.  The Manager has  requested  that each  sub-adviser  make certain representations  concerning  the  appropriate  presentation  and  calculation of
Composite Performance.

The Composite  Performance of the sub-advisers is no guarantee of future results in  managing  an Optimum  Fund or portion  thereof.  Please  note the  following cautionary guidelines in reviewing this Appendix:

o    Performance  figures  are not the  performance  of the Optimum  Funds.  The performance  shown  for  the  sub-advisers  is not the  performance  of any
     Optimum Fund or portion thereof and is not an indication of how the Fund or portion  thereof  would have  performed  in the past or will perform in the future.  Each Optimum  Fund's  performance  in the future will be different from the Composite  performance of the  sub-advisers due to factors such as differences  in the cash  flows  into  and out of the  funds  and  advisory
     accounts  included  in  the  Composites,   and  different  fees,  expenses,
     performance  calculation methods,  and portfolio sizes and composition.  In particular,  Composite  performance is not necessarily an indication of how any Optimum Fund will perform, as the accounts comprising the Composite may not be subject to investment limitations,  diversification requirements and other restrictions imposed on mutual funds by the 1940 Act and the Internal
     Revenue  Code,  which,  if  applicable,  can  have  a  negative  impact  on performance.

o    Most Optimum Funds have more than one sub-adviser. Each sub-adviser advises only a  portion  of an  Optimum  Fund's  assets.  As a result,  the  future performance of each  sub-adviser  will affect the performance of an Optimum
     Fund only with  respect  to the  percentage  of the Fund's  assets  that it advises.  Furthermore,  the proportion of an Optimum Fund's assets that the
     Manager  initially  allocates  to each  sub-adviser  may  change  over time because  (1) the  Manager  can change  the  percentage  of a Fund's  assets allocated to a sub-adviser at any time, and (2) the assets under management by any sub-adviser will increase or decrease depending upon the performance and  market  value of those  sub-advised  assets.  Initially,  the  Manager expects to allocate a Fund's  assets  approximately  equally to each of the
     Fund's sub-advisers. You should consider the Manager's discretion to change the asset  allocation  among  sub-advisers and the Funds' ability to change sub-advisers  and  alter the  number of  sub-advisers  when  reviewing  the
     Composite Performance.

o    Sub-adviser  and benchmark  performance are averages for the periods shown.
     The  information  below shows average  annual total rates of return for the periods  indicated,  but does not  reflect  the  volatility  that may occur within a given period.

                                       45

Appendix: Sub-advisers' past performance (continued)

The following  tables provide average annual total returns for the periods ended
March 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                              LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
                         T. Rowe Price Associates, Inc.
-------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
                                    1 Year        3 Years        5 Years       10 Years        Since        Inception
                                                                                             Inception        Date
-------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
T. Rowe Price Growth Stock Fund     16.21%         17.65%         5.53%          9.86%         11.16%        4/11/50
-------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
S&P 500 Stock Index                 11.73%         17.22%         3.97%          8.95%         11.83%          --
-------------------------------- -------------- ------------- -------------- -------------- ------------- --------------
Russell 1000 Growth Index           13.14%         14.80%         1.66%          6.50%           --
(incepted 12/31/78)                                                                                            --
-------------------------------- -------------- ------------- -------------- -------------- ------------- --------------

The  performance  information  provided by T. Rowe Price  Associates,  Inc. ("T.
Rowe") is for the Investor  Class of the T. Rowe Price Growth Stock Fund,  which is managed substantially similarly to the strategy it employs for the portion of the Fund it manages and which T. Rowe believes is the most  appropriate  measure of its investment  record.  Performance  for the T. Rowe Price Growth Stock Fund
has been calculated in accordance with SEC  requirements.  The Investor Class of the T.  Rowe  Price  Growth  Stock  Fund  does not have a sales  charge or 12b-1 expenses. Other share classes of the Fund carry 12b-1 expenses, and accordingly, the performance of those classes would be lower.

--------------------------------------------------------------------------------------------------------------------
                         Marsico Capital Management, LLC
--------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
                                     1 Year       3 Years       5 Years      10 Years       Since       Inception
                                                                                          Inception        Date
--------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
Marsico Growth Fund Composite        17.57%        19.61%        7.04%          --          11.44%       12/31/97
--------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
S&P 500 Stock Index                  11.73%        17.22%        3.97%          --           5.16%          --
--------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
Russell 1000 Growth Index            13.14%        14.80%        1.66%          --           2.55%          --
--------------------------------- ------------- ------------- ------------- ------------ ------------- -------------

The Marsico Growth Fund Composite as calculated by Marsico  Capital  Management,
LLC ("Marsico") includes the sole proprietary mutual fund managed exclusively by
Marsico in the investment style  substantially  similar to the Optimum Large Cap
Growth Fund's  investment  style.  Other accounts,  including other  sub-advised mutual funds, are not included in this Composite.  Performance for the Composite has been  calculated  in  accordance  with the  requirements  of the SEC and the
Amended and Restated AIMR-PPS Standards. The fund included in the Composite is a no-load  retail  mutual fund,  and as such,  does not have a sales  charge.  The results of this fund have been  calculated  net of fees and trading  expenses in accordance with SEC staff interpretations in this area.

Unusual short-tem  performance cannot be sustained  indefinitely,  and investors are  advised  to  review  short-,  intermediate-,  and  long-term  returns  when evaluating  performance.  Past performance cannot guarantee future results.  The performance  shown was prepared by each  sub-adviser  and not the  Manager.  The
Manager  believes that such  third-party  information is reliable,  but does not
guarantee  its  accuracy,   timeliness,   or  completeness.   In  addition,  the
information  presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix.  Consequently, the current Composite performance may vary from that shown.

                                       46

--------------------------------------------------------------------------------------------------------------------------
                              LARGE CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
                    Massachusetts Financial Services Company
--------------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
                                           1 Year       3 Years       5 Years      10 Years       Since       Inception
                                                                                                Inception        Date
--------------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
MFS Composite
(MFS Value Fund Class C)                    8.89%        18.77%        6.06%        12.01%        12.35%        1/2/96
--------------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
S&P 500 Stock Index                        11.73%        17.21%        3.97%         8.95%         9.00%          --
--------------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
Russell 1000 Value Index                   13.31%        21.77%        7.79%        10.97%        11.05%          --
--------------------------------------- ------------- ------------- ------------- ------------ ------------- -------------

The Massachusetts  Financial  Services Company ("MFS") Composite provided by MFS includes only the MFS Value Fund,  which is managed  substantially  similarly to the  Fund  and  which  MFS  believes  is the  most  appropriate  measure  of its investment  record.  Performance  for the MFS Value Fund has been  calculated in accordance with the requirements of the SEC. The MFS Value Fund Class C incepted on November 5, 1997.  The C Class shares the  portfolio of the existing  Class A shares of the Fund.  The total  return  figures have been  calculated  using the performance data of the retail fund up to the inception date of the C Class, and the actual  performance  results of the C Class since that date.  The "inception date" shown in the above table is the date on which Class A started  operations.
The performance results of the retail fund have not been adjusted to reflect the
12b-1 fee  associated  with the C Class.  Had  these  fees  been  included,  the performance would have been lower.

---------------------------------------------------------------------------------------------------------------------
                        TCW Investment Management Company
---------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
                                      1 Year       3 Years       5 Years      10 Years       Since       Inception
                                                                                           Inception        Date
---------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
TCW Composite                          8.84%        21.05%          --           --          10.20%        1/1/02
---------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
S&P 500 Stock Index                   11.73%        17.21%          --           --           4.69%          --
---------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
Russell 1000 Value Index              13.31%        21.77%           --          --           9.19%          --
---------------------------------- ------------- ------------- ------------- ------------ ------------- -------------

The  performance  of this  Composite  includes the  performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Large Cap Value Fund.  The  performance  of this  Composite has been calculated in accordance with AIMR standards and net of the maximum standard fee charged  institutional  clients  without  taking into account  breakpoints.  The performance of the mutual fund accounts in this Composite has been calculated in accordance with the requirements of the SEC.

Unusual short-tem  performance cannot be sustained  indefinitely,  and investors are  advised  to  review  short-,  intermediate-,  and  long-term  returns  when evaluating  performance.  Past performance cannot guarantee future results.  The performance  shown was prepared by each  sub-adviser  and not the  Manager.  The
Manager  believes that such  third-party  information is reliable,  but does not
guarantee  its  accuracy,   timeliness,   or  completeness.   In  addition,  the
information  presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix.  Consequently, the current Composite performance may vary from that shown.

                                       47

Appendix: Sub-advisers' past performance (continued)

---------------------------------------------------------------------------------------------------------------------
                              SMALL CAP GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
                     Columbia Wanger Asset Management, L.P.
---------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
                                      1 Year       3 Years       5 Years      10 Years       Since       Inception
                                                                                           Inception        Date
---------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
Wanger Small Cap Equity Composite     21.45%        30.28%        16.19%       16.16%        16.16%        4/1/96
---------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
Russell 2000 Growth Index             27.84%        28.14%         8.59%        5.51%         5.51%          --
---------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
Russell 2000 Index                    25.85%        29.53%        12.59%       10.15%        10.15%          --
---------------------------------- ------------- ------------- ------------- ------------ ------------- -------------

The  performance  of this  Composite  includes the  performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Growth Fund.  The  performance  of this Composite has been calculated  in  accordance  with AIMR  standards  and net of a model  investment advisory  fee equal to the  highest  fee that  could  have been  charged  to any account in the  Composite.  The  performance of the mutual fund accounts in this
Composite has been calculated in accordance with the requirements of the SEC.

--------------------------------------------------------------------------------------------------------------------
                         Oberweis Asset Management, Inc.
--------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
                                     1 Year       3 Years       5 Years      10 Years       Since       Inception
                                                                                          Inception        Date
--------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
Oberweis Composite                   28.18%        30.57%        13.05%        8.36%        14.51%        1/1/88
--------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
Russell 2000 Growth Index            27.84%        28.14%         8.59%        5.51%         9.34%          --
--------------------------------- ------------- ------------- ------------- ------------ ------------- -------------
Russell 2000 Index                   25.85%        29.53%        12.59%       10.15%        12.35%          --
--------------------------------- ------------- ------------- ------------- ------------ ------------- -------------

The  performance  of this  Composite  includes the  performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Growth Fund.  The  performance  of this Composite has been calculated  in  accordance  with AIMR  standards  and net of a model  investment advisory  fee equal to the  highest  fee that  could  have been  charged  to any account in the  Composite.  The  performance of the mutual fund accounts in this
Composite has been calculated in accordance with the requirements of the SEC.

Unusual short-tem  performance cannot be sustained  indefinitely,  and investors are  advised  to  review  short-,  intermediate-,  and  long-term  returns  when evaluating  performance.  Past performance cannot guarantee future results.  The performance  shown was prepared by each  sub-adviser  and not the  Manager.  The
Manager  believes that such  third-party  information is reliable,  but does not
guarantee  its  accuracy,   timeliness,   or  completeness.   In  addition,  the
information  presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix.  Consequently, the current Composite performance may vary from that shown.

                                       48

----------------------------------------------------------------------------------------------------------------
                              SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------
                   Hotchkis and Wiley Capital Management, LLC
---------------------------- ------------- ------------- ------------- ------------- ------------- -------------
                                1 Year       3 Years       5 Years       10 Years       Since       Inception
                                                                                      Inception        Date
---------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Hotchkis and Wiley Small Cap
 Value Composite                19.69%        36.91%        25.66%        17.81%        14.72%       10/01/85
---------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Russell 2000 Value Index        23.77%        30.75%        16.24%        14.03%        13.84%          --
---------------------------- ------------- ------------- ------------- ------------- ------------- -------------

The  performance  of this  Composite  includes the  performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Value Fund.  The  performance  of this  Composite has been calculated in accordance with acceptable  methods set forth by Global Investment
Performance  Standards and net of the actual investment advisory fees charged to accounts in the Composite.  The  performance of the mutual fund accounts in this
Composite have been  calculated in accordance  with the  requirements of the SEC and have included only the performance of the institutional  share class,  which differ from the other share classes only by not having a 12b-1 fee.

-----------------------------------------------------------------------------------------------------------------
                           Delafield Asset Management
                 Division of Reich & Tang Asset Management, LLC
-------------------------------- ------------ ------------- ------------- ------------ ------------- ------------
                                   1 Year       3 Years       5 Years      10 Years       Since       Inception
                                                                                        Inception       Date
-------------------------------- ------------ ------------- ------------- ------------ ------------- ------------
Delafield Asset Management's
 Normal Risk Composite              17.5%        27.9%         17.3%         14.5%        15.2%        1/1/93
-------------------------------- ------------ ------------- ------------- ------------ ------------- ------------
Russell 2000 Value Index            23.8%        30.7%         16.2%         14.0%        14.4%          --
-------------------------------- ------------ ------------- ------------- ------------ ------------- ------------

The  performance  of this  Composite  includes the  performance of accounts with substantially similar investment objectives, policies and strategies to those of the Optimum Small Cap Value Fund.  The  performance  of this  Composite has been calculated in accordance with the Global Investment Performance Standards (GIPS)
of the CFA Institute and has been calculated net of investment advisory fees and expenses and is based on a 1.00% fee per annum.  The  performance of mutual fund account(s)  in this  Composite  has  been  calculated  in  accordance  with  the requirements of the SEC. The "Delafield Normal Risk Composite"  consists of only actual,  fee-paying,  fully discretionary  accounts,  managed by Delafield Asset
Management,  a wholly owned division of Reich & Tang Asset Management,  LLC. The composite invests  primarily in equities of companies  domiciled in the U.S. and consists of  separately  managed  accounts and one mutual  fund,  which are both offered to the public.  Composite  results have been  prepared and  presented in compliance with the GIPS Standards.  New accounts are added to this composite in the first complete month after being under  management for an entire  investment period (one month). Terminated accounts are included through the last full month they were under management and remain in the composite history. A complete list, description of firm composites,  and additional  information  regarding policies for  calculating  and reporting  returns is available  upon  request.  Composite returns  are net of  withholding  taxes  on  dividends.  Benchmark  returns  are presented  gross of  withholding  taxes.  The Russell  2000 Index  measures  the small-cap  segment of the U.S. equity universe and it includes the smallest 2000 securities in the Russell 3000. Investors may not invest directly in this index.
Reich & Tang Capital  Management has prepared and presented this  information in compliance with GIPS.

                                       49

Appendix: Sub-advisers' past performance (continued)

-----------------------------------------------------------------------------------------------------------------
                             The Killen Group, Inc.
-------------------------------- ------------ ------------- ------------- ------------ ------------- ------------
                                   1 Year       3 Years       5 Years      10 Years       Since       Inception
                                                                                        Inception       Date
-------------------------------- ------------ ------------- ------------- ------------ ------------- ------------
Berwyn Fund                        20.14%        31.46%        19.83%       10.90%        11.74%       5/4/84
-------------------------------- ------------ ------------- ------------- ------------ ------------- ------------
Russell 2000 Value Index           23.77%        30.75%        16.24%       14.03%        14.08%         --
-------------------------------- ------------ ------------- ------------- ------------ ------------- ------------

The performance information provided by the Killen Group, Inc. ("Killen") is for the Berwyn Fund, which is managed  substantially  similarly to the Optimum Small
Cap Value Fund and which Killen believes is the most appropriate  measure of its small cap value  investment  record.  Performance  for the Berwyn  Fund has been calculated in accordance with the  requirements of the SEC. The Berwyn Fund is a no-load  mutual  fund and,  as such,  does not have a sales  charge.  Killen has managed the Berwyn Fund since its inception.

Unusual short-tem  performance cannot be sustained  indefinitely,  and investors are  advised  to  review  short-,  intermediate-,  and  long-term  returns  when evaluating  performance.  Past performance cannot guarantee future results.  The performance  shown was prepared by each  sub-adviser  and not the  Manager.  The
Manager  believes that such  third-party  information is reliable,  but does not
guarantee  its  accuracy,   timeliness,   or  completeness.   In  addition,  the
information  presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix.  Consequently, the current Composite performance may vary from that shown.

                                       50

-----------------------------------------------------------------------------------------------------------------
                               INTERNATIONAL FUND
-----------------------------------------------------------------------------------------------------------------
                      Mondrian Investment Partners Limited
------------------------------ ------------- ------------- ------------- ------------ ------------- -------------
                                  1 Year       3 Years       5 Years      10 Years       Since       Inception
                                                                                       Inception        Date
------------------------------ ------------- ------------- ------------- ------------ ------------- -------------
Mondrian Composite                21.33%        31.71%        14.09%       11.31%        11.44%      10/1/1991
------------------------------ ------------- ------------- ------------- ------------ ------------- -------------
Morgan Stanley Capital
 International EAFE Index         24.41%        31.13%         9.63%        6.49%         7.19%                                                                                                                                --
------------------------------ ------------- ------------- ------------- ------------ ------------- -------------

The  performance  of this  Mondrian  Investment  Partners  Limited  ("Mondrian")
Composite  includes the performance of all accounts with  substantially  similar
investment  objectives,   policies  and  strategies  to  those  of  the  Optimum
International  Fund. The  performance  of this Composite has been  calculated in accordance  with AIMR standards and net of fees.  The  performance of the mutual fund accounts in this  Composite  have been  calculated  in accordance  with the requirements of the SEC.

----------------------------------------------------------------------------------------------------------------------
                             AllianceBernstein L.P.
---------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
                                      1 Year       3 Years       5 Years       10 Years       Since       Inception
                                                                                            Inception        Date
---------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
AllianceBernstein International
 Value Institutional Composite        32.24%        36.99%        16.70%          --          11.17%       10/01/99
---------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Morgan Stanley Capital
  International EAFE Index            24.41%        31.13%        9.63%         6.49%          4.99%          --
---------------------------------- ------------- ------------- ------------- ------------- ------------- -------------

The  performance  of the  AllianceBernstein  International  Value  Institutional
Composite  has been  prepared  and  presented  in  compliance  with  the  Global
Investment  Performance Standards (GIPS(R)).  The Composite consists of accounts that  typically  invest in 100 to 140 value stocks based in both  developed  and emerging  markets  outside the U.S.,  and seek a long-term  premium  relative to their  benchmark with moderate  sensitivity to risk. The Composite  includes all fee-paying institutional  discretionary accounts.  Performance figures have been presented net of investment-management fees.

Unusual short-tem  performance cannot be sustained  indefinitely,  and investors are  advised  to  review  short-,  intermediate-,  and  long-term  returns  when evaluating  performance.  Past performance cannot guarantee future results.  The performance  shown was prepared by each  sub-adviser  and not the  Manager.  The
Manager  believes that such  third-party  information is reliable,  but does not
guarantee  its  accuracy,   timeliness,   or  completeness.   In  addition,  the
information  presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix.  Consequently, the current Composite performance may vary from that shown.

                                       51

Appendix: Sub-advisers' past performance (continued)

------------------------------------------------------------------------------------------------------------------
                               FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------
                      Aberdeem Asset Management Inc.
-------------------------------- ------------- ------------- ------------- ------------ ------------- ------------
                                                                                            Since       Inception
                                     1 Year       3 Years       5 Years      10 Years     Inception        Date
-------------------------------- ------------- ------------- ------------- ------------ ------------- ------------
AAMI Composite                       2.41%         3.37%         5.51%        6.56%         6.87%       1/1/1993
-------------------------------- ------------- ------------- ------------- ------------ ------------- ------------
Lehman Brothers U.S. Aggregate
 Bond Index                          2.26%         2.92%         5.11%        6.29%         6.42%                                                                                                                              --
-------------------------------- ------------- ------------- ------------- ------------ ------------- ------------

The  performance  of this Composite  includes the  performance of all fee-paying accounts  equal to or greater  than $10 million on a fully  discretionary  basis with a  substantially  similar  strategy  to  that  of  the  Optimum
Fixed-Income  Fund. The  performance  of this  Composite has been  prepared in compliance  with CFA  Institute  standards  and reflects the  deduction of fees.
Prior to December 2005,  Deutsche  Investment  Management Americas Inc. ("DIMA")
served as sub-adviser to the Fund. The Philadelphia-based members of DIMA's U.S.
core active  fixed  income  team were  responsible  for  managing  the  accounts represented in the Composite.  As of December  2005,  DIMA's  Philadelphia-based
U.S.  core active  fixed  income team became part of Aberdeen  Asset  Management
Inc., the Fund's current sub-adviser.

Unusual short-tem  performance cannot be sustained  indefinitely,  and investors are  advised  to  review  short-,  intermediate-,  and  long-term  returns  when evaluating  performance.  Past performance cannot guarantee future results.  The performance  shown was prepared by each  sub-adviser  and not the  Manager.  The
Manager  believes that such  third-party  information is reliable,  but does not
guarantee  its  accuracy,   timeliness,   or  completeness.   In  addition,  the
information  presented is current as of the date shown but may not be current as of the date you are reviewing the Appendix.  Consequently, the current Composite performance may vary from that shown.

                                       52

The Benchmarks

The Appendix  shows how the returns of the  Comparable  Funds and/or the Account
Composites of each of the  Sub-Advisers  compare to the returns of a broad-based securities market index, an index of funds with similar  investment  objectives, and/or a blended index.  Broad-based securities market indices are unmanaged and are  not  subject  to  fees  and  expenses  typically  associated  with  managed investment  company  portfolios.  Investments  cannot  be  made  directly  in  a broad-based securities market index.

Russell 1000 Growth Index

This index  measures the  performance of those Russell 1000 companies (the 1,000 largest companies included in the Russell 3000 Index) with higher  price-to-book and  price-to-earnings  ratios,  lower dividend  yields,  and higher  forecasted growth  values than the Value  universe.  The Russell  3000 Index  measures  the performance of the 3,000 largest U.S.  companies,  as determined by total market capitalization.

Russell 1000 Value Index

This index  measures the  performance of those Russell 1000 companies (the 1,000 largest companies  included in the Russell 3000 Index) with lower  price-to-book and  price-to-earnings  ratios,  higher dividend  yields,  and lower  forecasted growth  values than the Growth  universe.  The Russell  3000 Index  measures the performance of the 3,000 largest U.S.  companies,  as determined by total market capitalization.

Russell 2000 Growth Index

This index  measures the  performance of those Russell 2000 companies (all 2,000 companies  included in the Russell  2000  Index) with higher  price-to-book  and price-to-earnings  ratios,  lower dividend yields,  and higher forecasted growth values than the Value universe.  The Russell 2000 Index measures the performance of the 2,000 smallest companies included in the Russell 3000 Index.

Russell 2000 Value Index

This index  measures the  performance of those Russell 2000 companies (all 2,000 companies  included in the Russell  2000  Index)  with lower  price-to-book  and price-to-earnings  ratios,  higher dividend yields,  and lower forecasted growth values than the Growth universe. The Russell 2000 Index measures the performance of the 2,000 smallest companies included in the Russell 3000 Index.

Morgan Stanley  Capital  International  Europe,  Australasia and Far East (EAFE)
Index

This index measures the  performance of over 1,000 equity  securities  issued by companies  located in 21 countries and listed on the stock  exchanges of Europe,
Australasia, and the Far East. Returns are based in U.S. dollars.

Lehman Brothers Aggregate Bond Index

This index covers investment-grade fixed-rate debt issues, including government, corporate,  asset-backed, and mortgage-backed securities, with maturities of one year or more.

S&P 500 Stock Index

This Index tracks the performance of a selected group of 500 stocks.

                                       53

OPTIMUM LARGE CAP GROWTH FUND
OPTIMUM LARGE CAP VALUE FUND
OPTIMUM SMALL CAP GROWTH FUND
OPTIMUM SMALL CAP VALUE FUND
OPTIMUM INTERNATIONAL FUND
OPTIMUM FIXED INCOME FUND

                    Additional  information  about each  Fund's  investments  is available  in the Funds'  annual and  semiannual  reports to shareholders.  In the Funds' shareholder  reports,  you will find a discussion of the market  conditions  and  investment
                    strategies   that   significantly   affected   each   Fund's
                    performance during the period covered by the report. You can find  more  detailed  information  about  the  Funds  in the current Statement of Additional  Information (SAI), which we have filed  electronically  with the Securities and Exchange
                    Commission  (SEC)  and  which  is  legally  a part  of  this prospectus (it is incorporated by reference).  If you want a free copy of the SAI, an annual or semiannual  report, or if you have any  questions  about  investing in a Fund,  please
                    contact  your  participating   securities  dealer  or  other
                    financial  intermediary.  If you hold Fund  shares  directly
                    with  the  Funds'  service  agent,   call  toll-free   (800)
                    914-0278.  The Funds' SAI and annual and semiannual  reports to shareholders  are also available free of charge,  through the Funds' Internet Web site (www.optimummutualfunds.com).

                    You can find reports and other  information  about the Funds on the EDGAR  Database on the SEC's web site  (www.sec.gov).
                    You can also get copies of this  information,  after payment
                    of  a   duplicating   fee,   by   e-mailing   the   SEC   at
                    publicinfo@sec.gov,  or by writing  to the Public  Reference
                    Section of the SEC, Washington, D.C. 20549-0102. Information
                    about the Funds,  including  the SAI,  can be  reviewed  and copied at the SEC's  Public  Reference  Room in  Washington,
                    D.C. You can get information on the Public Reference Room by calling the SEC at (202) 551-8090.

                    Optimum Fund Name
                    Class name (CUSIP number; Fund number)
                    Optimum Large Cap Growth Fund
                             Institutional Class        (246118871; 904)
                    Optimum Large Cap Value Fund
                             Institutional Class        (246118830; 908)
                    Optimum Small Cap Growth Fund
                             Institutional Class        (246118780; 912)
                    Optimum Small Cap Value Fund
                             Institutional Class        (246118749; 916)
                    Optimum International Fund
                             Institutional Class        (246118699; 920)
                    Optimum Fixed Income Fund
                             Institutional Class        (246118657; 924)

                    Investment Company Act file number:  811-21335

                       STATEMENT OF ADDITIONAL INFORMATION
                                  July 29, 2006

                               OPTIMUM FUND TRUST
                          Optimum Large Cap Growth Fund
                          Optimum Large Cap Value Fund
                          Optimum Small Cap Growth Fund
                          Optimum Small Cap Value Fund
                           Optimum International Fund
                            Optimum Fixed Income Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

     This  Statement of Additional  Information  ("Part B") describes  shares of
Optimum Large Cap Growth Fund,  Optimum Large Cap Value Fund,  Optimum Small Cap
Growth  Fund,  Optimum  Small Cap Value  Fund,  Optimum  International  Fund and
Optimum Fixed Income Fund (each a "Fund" and collectively,  the "Funds"),  which are series of Optimum  Fund Trust (the  "Trust").  Each Fund offers three retail classes:  Class A  Shares,  Class B  Shares,  and  Class C Shares  (referred  to collectively  as the "Fund  Classes").  Each Fund also  offers an  Institutional
Class.  Each class may be referred to individually as a "Class" and collectively as the "Classes." The Fund's investment manager is Delaware  Management Company, a series of Delaware Management Business Trust (the "Manager").

     This Part B supplements  the  information  contained in the Funds'  current
Prospectuses,  each dated  July 29,  2006,  as they may be amended  from time to time. This Part B should be read in conjunction with the applicable  Prospectus.
This Part B is not itself a prospectus but is, in its entirety,  incorporated by reference  into each  Prospectus.  A Prospectus may be obtained by writing to or calling your participating securities dealer or other financial intermediary. If you hold Fund shares directly with the Funds' Service Agent,  call toll-free 800
914-0278.  The Funds'  financial  statements,  the notes relating  thereto,  the financial highlights and the report of the Trust's independent registered public accounting  firm will be  incorporated  by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual
Report will be able to be obtained, without charge, by calling 800 914-0278.

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                                                  Page                                                    Page
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Cover Page                                          1     Purchasing Shares                                64
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Organization and Classification                     2     Investment Plans                                 72
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Investment Objectives, Restrictions and Policies    2     Determining Offering Price and Net Asset Value   74
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Investment Strategies and Risks                     4     Redemption and Exchange                          75
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Disclosure of Portfolio Holdings Information       29     Distributions and Taxes                          77
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Management of the Trust                            30     Performance Information                          84
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Investment Manager and Other Service Providers     36     Financial Statements                             84
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Portfolio Managers                                 41     Principal Holders                                85
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Trading Practices and Brokerage                    62     Appendix A - Description of Ratings              86
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Capital Structure                                  64     Appendix B - Proxy Voting Policies               88
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                                       1

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                         ORGANIZATION AND CLASSIFICATION
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Organization
     The Trust was organized as a Delaware statutory trust on April 21, 2003.

Classification
     The Trust is an open-end registered  management  investment  company.  Each
Fund operates as a diversified fund as defined by the Investment  Company Act of
1940, as amended (the "1940 Act").

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                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES
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     The Funds' investment  objectives are described in the  Prospectuses.  Each
Fund's  investment  objective  is  non-fundamental,  and may be changed  without shareholder approval. However, the Board of Trustees must approve any changes to non-fundamental  investment objectives and a Fund will notify shareholders prior to a material change in the Fund's objective.

Fundamental Investment Restrictions
     The Trust has  adopted  the  following  restrictions  for each Fund,  which cannot be  changed  without  approval  by the  holders  of a  "majority"  of the respective  Fund's  outstanding  shares,  which is a vote by the  holders of the lesser of (a) 67% or more of the voting securities present in person or by proxy at a  meeting,  if the  holders  of  more  than  50% of the  outstanding  voting securities  are  present or  represented  by proxy;  or (b) more than 50% of the outstanding  voting  securities.  The  percentage  limitations  contained in the restrictions  and policies  set forth herein apply at the time a Fund  purchases securities.

         Each Fund may not:

     1.  Purchase securities  of any issuer  (other than   securities  issued or
guaranteed  by  the  U.S.  government,  its  agencies  or  instrumentalities  or securities issued by other investment  companies) if, as a result,  more than 5%
of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the  outstanding  voting  securities  of that  issuer,  except that up to 25% of the fund's  total assets may be invested without regard to this limitation.

     2.  Make  investments  that  will result in the concentration (as that term may be  defined  in the  1940  Act),  any  rule  or  order  thereunder,  or U.S.
Securities and Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided  that  this  restriction  does not limit  the Fund  from  investing  in obligations  issued  or  guaranteed  by the U.S.  government,  its  agencies  or instrumentalities, or in tax-exempt securities or certificates of deposit.

     3.  Borrow money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     4.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     5.  Purchase or sell real estate, unless  acquired as a result of ownership of securities or other instruments,  and provided that this restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     6.  Purchase or sell physical commodities,  unless  acquired as a result of ownership of securities or other instruments, and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

                                       2

     7.  Make loans, provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

Non-fundamental Investment Restrictions
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses,   each  Fund  will  be   subject  to  the   following   investment
restrictions,  which are  considered  non-fundamental  and may be changed by the
Board of Trustees  without  shareholder  approval.  The  percentage  limitations contained in the  restrictions and policies set forth herein apply at the time a
Fund purchases securities.

     1.  Each  Fund is  permitted  to  invest  in  other  investment  companies, including  open-end,  closed-end or unregistered  investment  companies,  either within  the  percentage  limits  set  forth in the 1940  Act,  any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar transaction. However, none of the Funds may operate as a "fund of funds"
which invests primarily in the shares of other investment companies as permitted by Section  12(d)(1)(F)  or (G) of the 1940 Act,  if the shares of such Fund are invested in by a fund that operates as a "fund of funds."

     2.  A Fund  may not  invest  more  than 15% of  respective  net  assets  in securities which it cannot sell or dispose of in the ordinary course of business within  seven days at  approximately  the value at which the Fund has valued the investment.

     3.  A Fund may not purchase  securities  on margin,  except for  short-term credit  necessary  for clearance of portfolio  transactions  and except that the
Fund may make margin  deposits in connection  with its use of financial  options and futures,  forward and spot currency  contracts,  swap transactions and other financial contracts or derivative instruments.

     4.  A Fund  may not sell  securities  short or  maintain a short  position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial  options and futures,  forward and spot currency contracts,  swap transactions and other financial contracts or derivative instruments.

     5.  A Fund may not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's investment  objective.  Each Fund is free to dispose of portfolio  securities at any time, subject to complying with the Code (the "Code") and the 1940 Act, when such a move is desirable in light of such Fund's investment objective. The Funds will not attempt to achieve or be limited to a  predetermined  rate of portfolio turnover.  Such turnover  always will be incidental to  transactions  undertaken with a view to achieving the Fund's investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a
Fund's  portfolio.  A turnover rate of 100% would occur, for example,  if all of such Fund's investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently  traded. The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Fund's  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment  gains. In investing to achieve its investment  objective,  each Fund may hold securities for any period of time.

                                       3

------------------------------------------ ----------------- ------------------
Fund                                             2006              2005
------------------------------------------ ----------------- ------------------
Optimum Large Cap Growth Fund                    48%                37%
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Optimum Large Cap Value Fund                     52%                38%
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Optimum Small Cap Growth Fund                    47%                44%
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Optimum Small Cap Value Fund                     42%                46%
------------------------------------------ ----------------- ------------------
Optimum International Fund                       68%                82%
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Optimum Fixed Income Fund                        298%              352%
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                         INVESTMENT STRATEGIES AND RISKS
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     The  Prospectuses   discuss  each  Fund's  investment   objective  and  the
strategies followed to seek to achieve that objective.  The following discussion supplements the description of the Funds'  investment  strategies and risks that are included in the Prospectuses.

Asset-Backed Securities
     A Fund may  invest  in  securities  which  are  backed  by  assets  such as mortgages, loans, receivables or other assets. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The credit quality of most asset-backed securities depends primarily on the credit  quality  of the  assets  underlying  such  securities,  how well the entities  issuing  the  securities  are  insulated  from the credit  risk of the originator or affiliated entities,  and the amount of credit support provided to the securities.  Such  receivables are securitized in either a pass-through or a pay-through structure.  Pass-through securities provide investors with an income stream  consisting  of both  principal  and interest  payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the  various  receivables  and  in  which  the  payments  on  the  underlying receivables  provide the funds to pay the debt  service on the debt  obligations issued.

     To lessen the effect of failures by obligors on  underlying  assets to make payments,  such securities may contain  elements of credit support.  Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses  resulting from ultimate  default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances,  generally by the entity  administering  the pool of  assets,  to ensure  that the  receipt of payments  due on the  underlying  pool  is  timely.  Protection  against  losses resulting  from  ultimate  default  enhances the  likelihood  of payments of the obligations on at least some of the assets in the pool.  Such  protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through  various means of structuring the transaction or through a combination of such approaches.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each issue is generally based on historical  information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those  anticipated  could adversely  affect the return on an investment in such issue.

     The rate of principal payment on asset-backed  securities generally depends on the rate of principal payments received on the underlying  assets.  Such rate of  payments  may be affected by economic  and  various  other  factors  such as changes in interest  rates or the  concentration  of  collateral in a particular geographic  area.  Therefore,  the yield may be  difficult to predict and actual yield to maturity  may be more or less than the  anticipated  yield to maturity.
Due to the shorter  maturity of the collateral  backing such  securities,  there tends to be less of a risk of substantial  prepayment than with  mortgage-backed securities,  but the risk of such a  prepayment  does exist.  Such  asset-backed
securities   do,   however,   involve   certain   risks  not   associated   with
mortgage-backed securities, including the risk that security interests cannot be

                                       4

adequately,  or in many cases  ever,  established,  and other risks which may be peculiar to  particular  classes of  collateral.  For  example,  with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain  amounts owed on the credit cards,  thereby reducing the outstanding balance. In the case of automobile  receivables,  there is a risk  that the  holders  may not have  either  a proper  or first  security interest in all of the  obligations  backing such  receivables  due to the large number of vehicles  involved in a typical  issuance and  technical  requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Brady Bonds
     A Fund may invest in Brady Bonds,  which are securities created through the exchange of  existing  commercial  bank loans to public and private  entities in certain  emerging  markets for new bonds in connection with debt  restructurings under a debt  restructuring  plan  introduced  by former U.S.  Secretary  of the
Treasury,  Nicholas F. Brady (the "Brady Plan").  Brady Plan debt restructurings have been  implemented  in a number of countries  including  Argentina,  Brazil,
Bulgaria,  Costa Rica, Croatia,  Dominican Republic,  Ecuador,  Jordan,  Mexico,
Morocco, Nigeria, Panama, Peru, the Philippines,  Poland, Slovenia,  Uruguay and
Venezuela.  Brady Bonds have been issued only  recently,  and for that reason do not  have  a  long  payment  history.  Brady  Bonds  may  be  collateralized  or uncollateralized,  are  issued in various  currencies  (but  primarily  the U.S.
dollar) and are actively  traded in  over-the-counter  secondary  markets.  U.S.
dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate  bonds,  are generally  collateralized  in full as to principal by
U.S.  Treasury  zero coupon bonds having the same  maturity as the bonds.  Brady
Bonds  are  often  viewed  as having  three or four  valuation  components:  the collateralized  repayment  of principal at final  maturity;  the  collateralized
interest   payments;   the   uncollateralized   interest   payments;   and   any
uncollateralized  repayment  of principal  at maturity  (these  uncollateralized amounts  constituting  the  "residual  risk").  In light of the residual risk of
Brady Bonds and the history of defaults of  countries  issuing  Brady Bonds with respect to commercial bank loans by public and private entities,  investments in
Brady Bonds may be viewed as speculative.

Combined Transactions
     A Fund may enter into multiple  transactions,  including  multiple  options transactions,  multiple futures  transactions,  multiple  currency  transactions
(including  forward currency  contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions
("component" transactions), instead of a single transaction, as part of a single or combined  strategy when, in the opinion of the investment  adviser,  it is in the best  interests  of the Fund to do so. A combined  transaction  will usually contain elements of risk that are present in each of its component transactions.
Although combined transactions are normally entered into based on the investment adviser's  judgment that the combined  strategies  will reduce risk or otherwise more effectively  achieve the desired portfolio  management goal, it is possible that the combination will instead  increase such risks or hinder  achievement of the portfolio management objective.

Convertible Debt and Non-Traditional Equity Securities
     A Fund may  invest in  convertible  and debt  securities  of issuers in any industry. A convertible security is a security that may be converted at a stated
price  within a specified  period of time into a certain  quantity of the common stock of the same or a different  issuer.  Convertible  securities rank ahead of common stock in a corporation's capital structure and therefore entail less risk than the corporation's common stock. However,  convertible  securities typically rank behind non-convertible  securities of the same issuer. Convertible and debt securities  provide a  fixed-income  stream  and the  opportunity,  through  its conversion feature, to participate in the capital appreciation  resulting from a market price advance in the convertible  security's  underlying  common stock. A convertible  security's price depends on both its "investment  value" (its value with the conversion privilege),  and its "conversion value" (its market value if it were  exchanged  for the  underlying  security  according  to its  conversion privilege).  When a convertible  security's investment value is greater than its conversion value, its price will primarily reflect its investment value. In this scenario,  price will  probably  be most  affected  by  interest  rate  changes, increasing  when interest  rates fall and  decreasing  when interest rates rise, similar to a fixed-income  security.  Additionally,  the credit  standing of the issuer and other factors also may have an effect on the  convertible  security's
value.  Conversely,   when  the  conversion  value  approaches  or  exceeds  the investment  value,  the price of the  convertible  security  will rise above its investment  value.  The higher the convertible  security's price relative to its investment  value, the more direct the  relationship  between the changes in its price and changes in the price of the underlying equity security.

                                       5

     A convertible  security's  price will typically  provide a premium over the conversion  value. This represents the additional price investors are willing to pay for a  security  that  offers  income,  ranks  ahead  of  common  stock in a company's capital structure and also has the possibility of capital appreciation due to the  conversion  privilege.  Because  a  convertible  security  has fixed
interest  or  dividend  payments,   when  the  underlying  stock  declines,  the
convertible  security's price is increasingly  determined by its yield. For this reason,  the  convertible  security  may not  decline as much as the  underlying common stock.  The extent of the price decline will also depend on the amount of the premium over its conversion value.

     Common stock  acquired  upon  conversion  of a  convertible  security  will generally be held for so long as the investment  manager  anticipates such stock will provide the Fund with  opportunities  that are  consistent  with the Funds'
investment objectives and policies.

     A Fund may  invest  in  convertible  debentures  without  regard  to rating categories.  Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks,  including the risk of loss of  principal,  which may be  greater  than the risks  involved  in investing in  investment  grade  convertible  debentures.  Under  rating  agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and  protective  characteristics  that are outweighed by large uncertainties or major risk exposures to adverse conditions.

     A Fund  may have  difficulty  disposing  of such  lower  rated  convertible debentures  because the trading  market for such  securities may be thinner than the market for higher rated  convertible  debentures.  To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated  securities.  The lack of a liquid secondary market, as well as adverse publicity with respect to these securities, may have an adverse  impact on market  price and a Fund's  ability to dispose of particular issues in response to a specific economic event such as deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market  quotations for purposes of pricing the Fund's  portfolio and calculating its net asset value ("NAV").  The market  behavior of convertible  securities in lower  rating  categories  is often more  volatile  than that of higher  quality securities. Lower quality convertible securities are judged by Moody's Investors
Service,  Inc. ("Moody's") and Standard & Poor's Ratings Service ("S&P") to have speculative  elements or  characteristics;  their future cannot be considered as well assured, and their earnings and asset protection may be moderate or poor in comparison to investment grade securities.

     In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business,  financial or economic conditions,  which could lead to  inadequate  capacity  to meet  timely  payments.  The market  values of securities  rated below  investment  grade tend to be more  sensitive to company specific  developments  and changes in  economic  conditions  than higher  rated securities. Issuers of these securities are often highly leveraged so that their ability to service their debt obligations  during an economic downturn or during sustained  periods of rising interest rates may be impaired.  In addition,  such issuers may not have more  traditional  methods of financing  available to them, and therefore may be unable to repay debt at maturity by refinancing.

     A Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"),  which provide an investor with the  opportunity to earn higher dividend income than is available  on a  company's  common  stock.  A PERCS is a  preferred  stock  that
generally   features  a  mandatory   conversion  date,  as  well  as  a  capital
appreciation  limit which is usually  expressed in terms of a stated price. Upon the conversion  date,  most PERCS convert into common stock of the issuer (PERCS
are  generally  not  convertible  into  cash  at  maturity).   Under  a  typical
arrangement,  if after a predetermined number of years the issuer's common stock is trading at a price below that set by the  capital  appreciation  limit,  each
PERCS would  convert to one share of common  stock.  If,  however,  the issuer's common  stock is trading at a price above that set by the  capital  appreciation limit,  the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market  price of the  issuer's  common  stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection.
However,  if called  early,  the issuer may pay a call  premium  over the market price to the investor.  This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

                                       6

     A Fund also may  invest in other  enhanced  convertible  securities.  These
include  but  are  not  limited  to  ACES   (Automatically   Convertible  Equity
Securities),  PEPS  (Participating  Equity Preferred  Stock),  PRIDES (Preferred
Redeemable  Increased  Dividend Equity  Securities),  SAILS (Stock  Appreciation
Income Linked  Securities),  TECONS (Term  Convertible  Notes),  QICS (Quarterly
Income   Cumulative   Securities)  and  DECS  (Dividend   Enhanced   Convertible
Securities).  ACES,  PEPS,  PRIDES,  SAILS,  TECONS,  QICS and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation;  they are  typically  issued with three- to four-year  maturities;
they  typically  have some built-in call  protection  for the first two to three years; investors have the right to convert them into shares of common stock at a preset  conversion  ratio or hold them until maturity;  and upon maturity,  they automatically  convert to either cash or a specified  number of shares of common stock. An investment in such  securities may involve  additional  risks.  Unlike conventional  convertible  securities,  enhanced  convertible  securities do not usually have a fixed maturity (par) value.  Rather,  such  securities  generally provide only for a mandatory  conversion into cash or common stock. As a result, a Fund  risks  loss of  principal  if the  cash  received,  or the  price of the underlying  common stock at the time of conversion,  is less than the price paid for the  enhanced  convertible  security.  Such  securities  may be more or less
liquid  than  conventional   convertible   securities  or  non-convertible  debt
securities.

Corporate Reorganizations
     A Fund may invest in  securities  for which a tender or exchange  offer has been  made or  announced  and in  securities  of  companies  for which a merger, consolidation,  liquidation or reorganization proposal has been announced if, in the  judgment  of the  investment  adviser,  it is  consistent  with the  Fund's investment objective and policies.  The primary risk of such investments is that if the  contemplated  transaction  is  abandoned,  revised,  delayed  or becomes subject to unanticipated  uncertainties,  the market price of the securities may decline below the purchase price paid by the Fund.

     In  general,  securities  that are the subject of such an offer or proposal sell at a  premium  to their  historic  market  price  immediately  prior to the announcement of the offer or proposal.  However,  the increased  market price of such  securities  may also  discount  what the stated or appraised  value of the security would be if the contemplated  transaction were approved or consummated.
Such investments may be advantageous when the discount significantly  overstates
the  risk  of  the  contingencies   involved;   significantly   undervalues  the
securities,  assets or cash to be received by  shareholders  of the  prospective company as a result of the  contemplated  transaction;  or fails  adequately  to recognize  the  possibility  that  the  offer or  proposal  may be  replaced  or superseded  by an offer or proposal of greater  value.  The  evaluation  of such contingencies  requires  unusually broad knowledge and experience on the part of the investment  adviser which must appraise not only the value of the issuer and its  component  businesses,  but  also  the  financial  resources  and  business motivation  of the offerer as well as the dynamics of the business  climate when the offer or proposal is in process.

Credit Default Swaps
     Each Fund may enter into  credit  default  swap  ("CDS")  contracts  to the extent consistent with its investment objectives and strategies.  A CDS contract is a  risk-transfer  instrument (in the form of a derivative  security)  through which one party (the "purchaser of protection")  transfers to another party (the
"seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular  reference  security or basket of securities (such as an  index).  In  exchange  for  the  protection  offered  by  the  seller  of protection, the purchaser of protection agrees to pay the seller of protection a periodic  premium.  In the most general sense,  the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of  protection  of the  reference  security or  securities.  The benefit for the seller of  protection  is the premium  income it receives.  A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its  holdings  (i.e.,  to reduce risk when the Fund owns or has exposure to such securities).  A Fund also might use CDS contracts to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity,  counterparty and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events affecting the underlying securities.  As the purchaser or seller of  protection,  a Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where a Fund is a purchaser of  protection,  it will designate on its books and records cash or liquid  securities  sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may

                                       7

be required in the event of a credit default to deliver to the  counterparty (1)
the reference  security (or basket of securities),  (2) a security (or basket of securities)  deemed to be the equivalent of the reference security (or basket of securities),  or (3) the negotiated  monetary value of the obligation,  the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the  reference  security (or basket of  securities),  the Fund will designate  on its books and  records  cash or liquid  securities  sufficient  to satisfy the  potential  obligation.  To the extent that the Fund, as a seller of protection,  may be required in the event of a credit  default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its  books  and  records  cash or  liquid  securities  sufficient  to cover  the obligation.  If the CDS permits the Fund to offset its  obligations  against the obligations of the counterparty under the CDS, then the Fund will only designate on its  books and  records  cash or liquid  securities  sufficient  to cover the
Fund's  net  obligation  to the  counterparty,  if  any.  All  cash  and  liquid securities  designated by the Fund to cover its  obligations  under CDSs will be marked to market daily to cover these obligations.

     As the seller of protection in a CDS contract,  a Fund would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of securities) to the counterparty in the event of a default,  bankruptcy,  failure to pay,  obligation  acceleration,  modified  restructuring or agreed upon event
(each of these events is a "Credit Event").  If a Credit Event occurs,  the Fund generally  would  receive the security or  securities  to which the Credit Event relates in return for the payment to the  purchaser  of the par value.  Provided that no Credit Event  occurs,  the Fund would  receive from the  counterparty  a periodic  stream of  payments  over the term of the  contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the
CDS contract,  the Fund would have no delivery requirement or payment obligation to the purchaser of protection.  As the seller of protection,  a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell  protection in a CDS contract if it cannot  otherwise hold the security
(or basket of securities).

     As the  purchaser  of  protection  in a CDS  contract,  a Fund  would pay a premium to the seller of protection.  In return,  the Fund would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy its payment  obligations to the Fund if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by a Fund to terminate the CDS contract.

     A  significant  risk in CDS  transactions  is the  creditworthiness  of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, a Fund's potential loss is the agreed  upon  periodic  stream of  payments  from the  purchaser  of protection.  If  there  is a  default  by a  counterparty  that is a  seller  of protection,  a Fund's  potential loss is the failure to receive the par value or other agreed upon value from the seller of  protection  if a Credit Event should occur.  CDS  contracts do not involve the delivery of collateral to support each party's  obligations;  therefore,  a Fund will only  have  contractual  remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy,  there is no guarantee  that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency.
A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Custodial Receipts
     A Fund may acquire U.S. government  securities and their unmatured interest coupons  that have been  separated  ("stripped")  by their  holder,  typically a custodian  bank or  investment  brokerage  firm.  Having  separated the interest coupons from the underlying  principal of the U.S.  government  securities,  the holder will resell the stripped securities in

                                       8

custodial receipt programs with a number of different names,  including Treasury
Receipts   ("TRs"),   Treasury   Investment  Growth  Receipts   ("TIGRs"),   and
Certificates  of Accrual on  Treasury  Securities  ("CATS").  TIGRs and CATS are
interests in private proprietary  accounts while TRs and STRIPS are interests in accounts  sponsored by the U.S.  Treasury.  The custodian holds the interest and principal  payments for the benefit of the registered owners of the certificates or receipts.  The  custodian  arranges for the issuance of the  certificates  or receipts evidencing  ownership and maintains the register.  The stripped coupons are sold  separately from the underlying  principal,  which is usually sold at a deep  discount  because  the buyer  receives  only the right to receive a future fixed  payment on the  security  and does not  receive  any  rights to  periodic
interest  (cash)  payments.   The  underlying  U.S.  Treasury  bonds  and  notes
themselves  are  generally  held in book-entry  form at a Federal  Reserve Bank.
Purchasers of the stripped  securities  generally are treated as the  beneficial holders  of the  underlying  U.S.  government  securities  for  federal  tax and securities purposes.

Depositary Receipts
     A Fund  may make  foreign  investments  through  the  purchase  and sale of sponsored  or  unsponsored  American,  European and Global  Depositary  Receipts
("Depositary Receipts").  Depositary Receipts are receipts typically issued by a
U.S. or foreign bank or trust  company  which  evidence  ownership of underlying securities issued by a foreign corporation.  "Sponsored" Depositary Receipts are issued  jointly  by the  issuer of the  underlying  security  and a  depository, whereas  "unsponsored"  Depositary Receipts are issued without  participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally  bear  all the  costs  of such  facilities  and the  depository  of an unsponsored facility frequently is under no obligation to distribute shareholder communications  received  from the issuer of the  deposited  security or to pass through  voting  rights  to the  holders  of such  receipts  in  respect  of the deposited  securities.  Therefore,  there  may  not  be  a  correlation  between information  concerning  the issuer of the  security  and the market value of an unsponsored Depositary Receipt.

     ADRs may be listed on a national  securities  exchange  or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market that do not have an active or  substantial  secondary  market will be considered illiquid and therefore  will be subject to a Fund's  limitation  with respect to such  securities.  ADR prices  are  denominated  in U.S.  dollars  although  the underlying  securities  are  denominated in a foreign  currency.  Investments in
ADRs,  EDRs  and  GDRs  involve  risks  similar  to  those  accompanying  direct investments in foreign securities.

Equity Securities
     Equity securities represent ownership interests in a company and consist of common stocks,  preferred stocks,  rights,  warrants to acquire common stock and securities  convertible into common stock.  Investments in equity  securities in general are subject to market  risks that may cause  their  prices to  fluctuate over time.  The value of  convertible  equity  securities  is also  affected  by prevailing  interest  rates,  the  credit  quality  of the  issuer  and any call provisions.  Fluctuations  in the  value of  equity  securities  in which a Fund invests will cause the NAV of the Fund to fluctuate.

Eurodollar Instruments
     A  Fund  may  make  investments  in  Eurodollar   instruments.   Eurodollar
instruments  are U.S.  dollar-denominated  futures  contracts or options thereon that are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated  instruments  are available  from time to time.  Eurodollar futures  contracts  enable  purchasers to obtain a fixed rate for the lending of funds  and  sellers  to obtain a fixed  rate for  borrowings.  A Fund  might use
Eurodollar  futures  contracts and options  thereon to hedge against  changes in
LIBOR,  to which many  interest  rate  swaps and  fixed-income  instruments  are linked.

Exchange Traded Funds (ETFs)
     These are a type of index fund bought and sold on a securities exchange. An
ETF trades like common  stock and  represents a fixed  portfolio  of  securities designed to track a particular  market  index.  A Fund could  purchase an ETF to temporarily  gain  exposure to a portion of the U.S. or a foreign  market  while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect  the risks of owning the  underlying  securities  they are  designed  to track,  although  lack of  liquidity  in an ETF could  result  in it being  more volatile and ETFs have management fees that increase their costs.

Foreign Securities
     Investing in securities of foreign issuers involves certain considerations,
including  those  described  in  the  Prospectuses,   which  are  not  typically
associated with investing in securities of U.S. issuers.  In determining whether

                                       9

companies  or  securities  are U.S. or foreign,  among  other  factors,  we will examine:  the sources of a company's income, the company's  principal office and branch locations;  the company's domicile; the location of the company's assets;
the currency  denomination of the security;  and the registration of the company or security. For example, Yankee Bonds are fixed income securities that trade in the U.S., are dollar-denominated and may be registered in the U.S. However, such securities are issued by foreign  issuers and are therefore  usually  considered
foreign  securities  for  purposes  of  determining   compliance  with  investor
limitations  and will subject the  portfolio  generally to the risks  associated with foreign securities.

     Investors  should  consider  carefully the  substantial  risks  involved in investing in securities  issued by companies and governments of foreign nations.
There is the  possibility  of  expropriation,  nationalization  or  confiscatory taxation,  taxation of income  earned in foreign  nations or other taxes imposed with respect to investments in foreign nations,  foreign exchange control (which may  include  suspension  of the  ability  to  transfer  currency  from a  given
country),  default  in  foreign  government  securities,   political  or  social
instability  or  diplomatic  developments  which  could  affect  investments  in securities of issuers in those nations.

     In  addition,  in many  countries,  there is  substantially  less  publicly available information about issuers than is available in reports about companies in the U.S.  and this  information  tends  to be of a  lesser  quality.  Foreign companies  are  not  subject  to  uniform  accounting,  auditing  and  financial reporting  standards,  and  auditing  practices  and  requirements  may  not  be comparable to those applicable to U.S. companies. In particular,  the assets and profits  appearing  on the  financial  statements  of a  developing  or emerging country  issuer may not reflect its financial  position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S.  generally  accepted  accounting  principles.  Also, for an issuer that keeps  accounting  records in local currency,  inflation  accounting rules may require for both tax and accounting purposes,  that certain assets and liabilities be restated on the issuer's  balance sheet in order to express items in terms of currency or constant  purchasing  power.  Inflation  accounting  may indirectly  generate  losses or  profits.  Consequently,  financial  data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

     Further,  a Fund may  encounter  difficulty  or be unable  to pursue  legal remedies and obtain judgments in foreign courts.  Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the U.S., are likely to be higher.  Further, the settlement period of  securities  transactions  in foreign  markets  may be longer  than in domestic markets,  and may be subject to administrative  uncertainties.  In many foreign  countries,  there is less  government  supervision  and  regulation  of business and industry practices,  stock exchanges,  brokers and listed companies than in the U.S.,  and capital  requirements  for brokerage  firms are generally lower. The foreign  securities  markets of many of the countries in which a Fund may invest  may also be  smaller,  less  liquid  and  subject  to greater  price volatility than those in the U.S.

     Compared to the U.S. and other developed countries,  emerging countries may have volatile social conditions,  relatively unstable  governments and political systems,  economies based on only a few industries and economic  structures that are less diverse and mature, and securities markets that trade a small number of securities,  which can result in a low or nonexistent volume of trading.  Prices in these securities markets tend to be volatile and, in the past,  securities in these countries have offered  greater  potential for gain (as well as loss) than securities of companies located in developed  countries.  Until recently,  there has been an absence of a capital market structure or market-oriented  economy in
certain  emerging   countries.   Further,   investments  and  opportunities  for
investments by foreign  investors are subject to a variety of national  policies and  restrictions in many emerging  countries.  These  restrictions may take the form of prior governmental approval,  limits on the amount or type of securities held by  foreigners,  limits on the types of companies in which  foreigners  may invest and prohibitions on foreign  investments in issuers or industries  deemed sensitive to national interests.  Additional  restrictions may be imposed at any time by these or other countries in which a Fund invests. Also, the repatriation of both  investment  income  and  capital  from  several  foreign  countries  is restricted and controlled under certain regulations,  including,  in some cases, the need for certain governmental  consents.  Although these restrictions may in the future make it undesirable to invest in emerging  countries,  the investment advisors for the Funds do not believe that any current repatriation restrictions would affect their decision to invest in such countries. Countries such as those in which a Fund may invest have  historically  experienced  and may  continue to experience,  substantial,  and in some periods extremely high rates of inflation for many years,  high interest  rates,  exchange rate  fluctuations  or currency depreciation,  large  amounts of external  debt,  balance of payments  and trade difficulties  and extreme  poverty and  unemployment.  Other  factors  which may influence  the  ability or  willingness  to service  debt  include,  but are not limited to, a country's  cash flow  situation,  the  availability  of sufficient foreign  exchange on the date a payment is due,  the  relative  size of its debt service

                                       10

burden  to  the  economy  as  a  whole,  its  government's  policy  towards  the
International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     Because the  securities of foreign  issuers are  frequently  denominated in foreign currencies,  and because a Fund may temporarily hold uninvested reserves in bank  deposits in foreign  currencies,  a Fund will be affected  favorably or unfavorably  by changes in currency rates and in exchange  control  regulations, and may incur costs in connection with conversions  between various  currencies.
The  investment  policies  of  certain  of the Funds  permit  them to enter into forward  foreign  currency  exchange  contracts  and  various  related  currency transactions  in order to hedge the  Funds'  holdings  and  commitments  against changes  in the  level of future  currency  rates.  Such  contracts  involve  an obligation  to purchase or sell a specific  currency at a future date at a price set at the time of the contract.

Foreign Currency Transactions
     A Fund may purchase or sell  currencies  and/or  engage in forward  foreign currency  transactions (i.e.,  contracts to exchange one currency for another on some future date at a specified  exchange rate) in order to expedite  settlement
of  portfolio   transactions  in  connection  with  its  investment  in  foreign securities and to minimize currency value fluctuations. Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally  has no deposit  requirement,  and no  commissions  are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

     When a Fund enters into a forward  contract to sell,  for a fixed amount of
U.S.  dollars or other  appropriate  currency,  the  amount of foreign  currency approximating the value of some or all of that Fund's assets denominated in such foreign  currency,  the Fund will  cover such  contract  by  maintaining  liquid portfolio  securities  in an amount not less than the value of that Fund's total assets committed to the  consummation of such contract.  To the extent a Fund is not able to cover its forward  positions with underlying  portfolio  securities, the Fund's  custodian bank or subcustodian  will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of such Fund's total assets  committed to the consummation of such forward contracts.  If the additional cash or securities  placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the  value of the  account  will  equal the  amount of the  Fund's commitments with respect to such contracts.

     Futures,  swaps, and options on forward  contracts may be used to "hedge" a
Fund's  exposure  to  potentially   unfavorable  currency  changes.  In  certain
circumstances,  a "proxy  currency" may be substituted for the currency in which the investment is  denominated,  a strategy known as "proxy  hedging." If a Fund were to engage in any of these  foreign  currency  transactions,  they  would be primarily  to protect  the  Fund's  foreign  securities  from  adverse  currency movements  relative  to the  dollar.  Such  transactions  involve  the risk that anticipated currency movements will not occur, which could reduce a Fund's total return. There are certain markets,  including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Forward Contracts
     A forward  contract is an agreement  between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is  obligated  to pay a specified  amount for the assets at the time of  delivery.  A Fund may enter  into  forward  contracts  to purchase and sell government  securities,  equity or income securities,  foreign currencies  or other  financial  instruments.  Forward  contracts  generally are traded in an interbank market conducted  directly between traders (usually large commercial  banks) and their  customers.  Unlike  futures  contracts,  which are standardized contracts,  forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated exchange.

     A Fund will cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  in an amount not less that the value of that Fund's total assets  committed to the  consummation of such  contracts.  To the extent that a
Fund is not  able to cover  its  forward  positions  with  underlying  portfolio securities,  the Funds'  custodian  will  segregate  cash or other liquid assets having a value equal to the aggregate  amount of such Fund's  commitments  under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory  hedges. If the value of the securities used to cover a position or the value of segregated  assets declines,  a Fund will find alternative cover or segregate additional cash or liquid

                                       11

assets on a daily basis so that the value of the covered and  segregated  assets will be equal to the  amount of such  Fund's  commitments  with  respect to such contracts.

Futures Contracts and Options
     Futures  Contracts - A Fund may enter into  futures  contracts  relating to securities, securities indices, interest rates and currencies. (Unless otherwise specified,  interest rate futures  contracts,  securities and  securities  index futures  contracts  and foreign  currency  futures  contracts  are  collectively referred to as "futures  contracts.")  Futures, a type of potentially  high-risk derivative,  are often  used to manage or hedge  risk  because  they  enable the investor to buy or sell an asset in the future at an agreed-upon price.  Futures contracts may be bought or sold for any number of reasons,  including: to manage a Fund's exposure to changes in securities prices and foreign currencies;  as an efficient means of adjusting a Fund's overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management  tool.  Futures  contracts may not always be successful  hedges;
their  prices can be highly  volatile;  using them  could  lower a Fund's  total return;  and the  potential  loss from the use of  futures  can  exceed a Fund's initial investment in such contracts.

     To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign  currencies traded on an exchange  regulated by the Commodities Futures Trading Commission  ("CFTC"),  in each case that are not for bona fide hedging purposes (as defined by the CFTC),  the aggregate  initial margin and premiums required to establish these positions  (excluding the amount by which options are  "in-the-money"  at the time of purchase) may not exceed 5%
of the  liquidation  value of the Fund's  portfolio,  after  taking into account unrealized  profits and unrealized  losses on any contracts the Fund has entered into. (In general,  a call option on a futures contract is "in-the-money" if the value of the underlying  futures contract exceeds the exercise  ("strike") price of the call; a put option on a futures contract is  "in-the-money"  if the value of the underlying  futures contract is exceeded by the strike price of the put.)
This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

     Purchases or sales of stock or bond index  futures  contracts  are used for hedging purposes to attempt to protect a Fund's current or intended  investments from broad  fluctuations in stock or bond prices.  For example,  a Fund may sell stock or bond index  futures  contracts  in  anticipation  of or during a market decline  to  attempt  to  offset  the  decrease  in market  value of the  Fund's securities  portfolio that might otherwise result.  If such decline occurs,  the loss in value of portfolio  securities may be offset, in whole or part, by gains on the futures  position.  When a Fund is not fully  invested in the  securities market and anticipates a significant  market  advance,  it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or  entirely,  offset  increases  in the cost of  securities  that the Fund intends to purchase. As such purchases are made, the corresponding  positions in stock or bond index futures contracts will be closed out.

     Interest rate futures  contracts are purchased or sold for hedging purposes to attempt to protect  against the effects of interest  rate changes on a Fund's current or intended  investments in fixed-income  securities.  For example, if a
Fund owned  long-term  bonds and interest rates were expected to increase,  that
Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling  some of the  long-term  bonds in that Fund's  portfolio.
However,  since the futures market is more liquid than the cash market,  the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its  interest  rate risk without  having to sell its  portfolio  securities.  If interest rates did increase,  the value of the debt  securities in the portfolio would  decline,  but the value of that Fund's  interest  rate futures  contracts would be expected to increase at  approximately  the same rate,  thereby keeping the NAV of that Fund from  declining as much as it otherwise  would have. On the other hand, if interest  rates were  expected to decline,  interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices.  Because the  fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a
Fund could protect  itself  against the effects of the  anticipated  rise in the value of long-term  bonds without  actually buying them until the necessary cash became  available or the market had stabilized.  At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserve could then be used to buy long-term bonds on the cash market.

     A Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect current or intended investments from fluctuations in currency exchange rates.  Such fluctuations  could reduce the dollar value of portfolio securities denominated in foreign currencies,  or increase the cost of foreign-denominated  securities  to be  acquired,  even  if the  value  of  such securities in the currencies in which they are denominated  remains constant.  A

                                       12

Fund may sell futures  contracts on a foreign currency,  for example,  when that
Fund holds securities  denominated in such currency and it anticipates a decline in the value of such currency  relative to the dollar. In the event such decline occurs,  the  resulting  adverse  effect  on the  value  of  foreign-denominated securities  may be  offset,  in  whole  or in  part,  by  gains  on the  futures contracts.  However,  if the value of the foreign currency increases relative to the dollar,  the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

     Conversely,  a Fund  could  protect  against a rise in the  dollar  cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant  currency,  which could offset,  in whole or in part, the increased cost  of  such  securities  resulting  from a rise in the  dollar  value  of the underlying  currencies.  When a Fund  purchases  futures  contracts  under  such circumstances,  however,  and the price of  securities  to be  acquired  instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures  position  which could  reduce or  eliminate  the benefits of the reduced cost of portfolio securities to be acquired.

     A Fund also may engage in currency  "cross hedging" when, in the opinion of the investment  adviser,  the historical  relationship  among foreign currencies suggests that the Fund may achieve protection  against  fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures  contract  relating to a currency other than the U.S. dollar or the currency in which the foreign  security is denominated.  Such "cross hedging" is subject  to  the  same  risks  as  those  described  above  with  respect  to an unanticipated  increase or decline in the value of the subject currency relative to the dollar.

     Options on Futures Contracts:  A Fund may purchase and write options on the types of futures contracts in which each Fund may invest.  The writing of a call option on a futures  contract  constitutes  a partial  hedge  against  declining prices  of the  securities  in a  Fund's  portfolio.  If the  futures  price  at expiration  of the option is below the  exercise  price,  a Fund will retain the full amount of the option  premium,  which  provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings.  The writing of a  put  option  on a  futures  contract  constitutes  a  partial  hedge  against increasing  prices  of  the  securities  or  other  instruments  required  to be delivered  under the terms of the  futures  contract.  If the  futures  price at expiration  of the put option is higher  than the  exercise  price,  a Fund will retain the full amount of the option  premium,  which  provides a partial  hedge against  any  increase  in the  price of  securities  that the Fund  intends  to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be  reduced  by the amount of the  premium it  receives.
Depending  on the  degree of  correlation  between  changes  in the value of its portfolio  securities  and  changes  in the  value  of its  options  on  futures positions,  a Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     A Fund may  purchase  options on futures  contracts  for  hedging  purposes instead of purchasing or selling the underlying futures contracts.  For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected  marketwide  decline or changes in interest or exchange  rates, a
Fund could, in lieu of selling futures contracts,  purchase put options thereon.
In the event that such decrease occurs,  it may be offset,  in whole or in part, by a profit on the option.  If the market decline does not occur,  the Fund will suffer a loss  equal to the  price of the put.  Where it is  projected  that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market  advance or changes in interest or exchange  rates, a Fund could
purchase  call  options  on  futures  contracts,   rather  than  purchasing  the
underlying  futures  contracts.  If the market  advances,  the increased cost of securities  to be purchased may be offset by a profit on the call.  However,  if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities that the Fund intends to purchase may be less expensive.

     Options on Foreign  Currencies:  A Fund may purchase  and write  options on foreign  currencies  for hedging  purposes in a manner  similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized.
For  example,  a decline  in the  dollar  value of a foreign  currency  in which portfolio  securities  are  denominated  will  reduce the  dollar  value of such securities,  even if their value in the foreign  currency remains  constant.  In order to protect against such diminutions in the value of portfolio  securities, the Fund may purchase put options on the foreign  currency.  If the value of the currency does decline,  the Fund will have the right to sell such currency for a fixed  amount in  dollars  and will  thereby  offset,  in whole or in part,  the adverse effect on its portfolio which otherwise would have resulted.

                                       13

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such securities,  a Fund may purchase call options thereon. The purchase of such options could  offset,  at least  partially,  the effects of the adverse movement in exchange rates.  As in the case of other types of options,  however, the benefit to the Fund deriving from purchases of foreign currency options will be  reduced by the amount of the  premium  and  related  transaction  costs.  In addition,  where currency  exchange rates do not move in the direction or to the extent  anticipated,  the Fund could sustain losses on  transactions  in foreign currency  options,  which  would  require  it to forego a portion  or all of the benefits of advantageous changes in such rates.

     A Fund may  write  options  on  foreign  currencies  for the same  types of hedging  purposes.  For  example,  where the Fund  anticipates  a decline in the
dollar  value  of  foreign  currency  denominated   securities  due  to  adverse
fluctuations in exchange rates, they could,  instead of purchasing a put option, write a call option on the relevant  currency.  If the expected  decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to hedge  against  the anticipated  increase in the dollar cost of securities to be acquired,  the Fund could write a put option on the  relevant  currency  that,  if rates move in the manner  projected,  will  expire  unexercised  and allow the Fund to hedge  such increased costs up to the value of the premium. As in the case of other types of options,  however, the writing of a foreign currency option will constitute only a partial  hedge up to the amount of the premium,  and only if rates move in the expected direction.  If this does not occur, the option may be exercised and the
Fund would be required to  purchase or sell the  underlying  currency at a loss, which may not be offset by the amount of the  premium.  Through  the  writing of options on foreign currencies,  the Fund also may be required to forego all or a portion of the benefit that might  otherwise  have been obtained from  favorable movements in exchange rates.

     A Fund also may write  covered call options on foreign  currencies.  A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional  cash  consideration  held in a segregated  account by the Fund's custodian  bank) upon  conversion or exchange of other foreign  currency held in its portfolio.  A call option is also covered if the Fund has a call on the same foreign  currency and in the same principle amount as the call written where the exercise  price of the call held is (a) equal to less than the exercise price of the call written,  or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government  securities or other  high-grade  liquid  debt  securities  in a  segregated  account  with its custodian bank.

     With respect to writing put options, at the time the put is written, a Fund will establish a segregated  account with its custodian bank consisting of cash,
U.S.  government  securities or other  high-grade  liquid debt  securities in an amount  equal in value to the  amount  the  Fund  will be  required  to pay upon exercise of the put. The account will be maintained  until the put is exercised, has expired,  or the Fund has  purchased a closing put of the same series as the one previously written.

     Options:  Options,  a type of potentially  high-risk  derivative,  give the investor the right (where the investor purchases the option),  or the obligation
(where the investor "writes" or sells the option),  to buy or sell an asset at a predetermined  price in the future.  Options contracts may be bought or sold for any number of  reasons,  including:  to manage a Fund's  exposure  to changes in securities prices and foreign  currencies;  as an efficient means of adjusting a
Fund's overall exposure to certain markets;  in an effort to enhance income;  to protect the value of portfolio  securities;  and as a cash management tool. Call or put options may be purchased or sold on securities,  financial  indices,  and foreign  currencies.  Options may not always be successful hedges;  their prices can be highly volatile; and using them could lower a Fund's total return.

     To the  extent  authorized  to engage in  option  transactions,  a Fund may invest in options that are exchange listed or traded  over-the-counter.  Certain over-the-counter  options  may be  illiquid.  A Fund will  enter  into an option position only if there appears to be a liquid market for such options.  However, there can be no assurance  that a liquid  secondary  market will be  maintained.
Thus,  it may not be  possible  to close  option  positions,  which  may have an adverse impact on a Fund's ability to effectively  hedge its securities.  A Fund will enter into such options only to the extent  consistent with its limitations on investments in illiquid securities.

                                       14

     Covered Call  Writing - A Fund may write  covered call options from time to time on such portion of its portfolio,  without limit, as the investment adviser determines is appropriate in seeking to obtain the Fund's investment  objective.
A call  option  gives the  purchaser  of such  option the right to buy,  and the writer,  in this  case the  Fund,  has the  obligation  to sell  the  underlying security at the exercise price during the option period. The advantage to a Fund of  writing  covered  calls  is that  the  Fund  receives  a  premium,  which is additional  income.  However,  if the security rises in value,  the Fund may not fully participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With  respect  to such  options,  a Fund may enter  into  closing  purchase transactions.  A  closing  purchase  transaction  is one in  which a Fund,  when obligated as a writer of an option,  terminates  its obligation by purchasing an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being called, to permit the sale of the underlying  security or to enable a Fund to write another call option on the underlying  security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss may also be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option  expires  unexercised,  a Fund will  realize a  short-term capital  gain in the amount of the  premium on the  option  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund  will  realize a gain or loss  from the sale of the  underlying  security equal to the  difference  between the cost of the  underlying  security  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security, and the time remaining until the expiration date.

     A Fund will write call  options only on a covered  basis,  which means that the Fund will own the underlying  security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the
Fund would be required to  continue to hold a security  that it might  otherwise wish to sell or deliver a security it would want to hold. Options written by the
Fund will  normally have  expiration  dates between one and nine months from the date  written.  The  exercise  price of a call option may be below,  equal to or above the current market value of the underlying security at the time the option is written.

     Purchasing  Put Options - A Fund may purchase put options.  A Fund will, at all times during which it holds a put option,  own the security  covered by such option.  A put option  purchased by a Fund gives it the right to sell one of its securities  for an agreed  price up to an agreed  date.  A Fund may purchase put options in order to protect  against a decline in market value of the underlying security  below  the  exercise  price  less  the  premium  paid  for the  option
("protective  puts").  The  ability to  purchase  put  options  allows a Fund to protect  unrealized  gain in an  appreciated  security in its portfolio  without actually selling the security.  If the security does not drop in value, the Fund will lose the value of the  premium  paid.  A Fund may sell a put option that it has previously  purchased  prior to the sale of the securities  underlying  such option.  Such sales will result in a net gain or loss  depending  on whether the amount  received  on the  sale is  more  or less  than  the  premium  and  other transaction costs paid on the put option that is sold.

                                       15

     A Fund may sell a put option purchased on individual portfolio  securities.
Additionally,  a Fund may enter into closing sale  transactions.  A closing sale transaction  is one in which a Fund,  when it is the  holder  of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

     Purchasing  Call  Options-- A Fund may purchase call  options.  When a Fund purchases a call option,  in return for a premium paid by the Fund to the writer of the option,  the Fund  obtains the right to buy the security  underlying  the option at a specified  exercise price at any time during the term of the option.
The writer of the call option, who receives the premium upon writing the option, has the  obligation,  upon  exercise  of the option,  to deliver the  underlying security against payment of the exercise price. The advantage of purchasing call options  is that  the  Fund  may  alter  portfolio  characteristics  and  modify portfolio  maturities  without  incurring  the cost  associated  with  portfolio transactions.

     A Fund may, following the purchase of a call option, liquidate its position by  effecting a closing sale  transaction.  This is  accomplished  by selling an option  of the same  series  as the  option  previously  purchased.  A Fund will realize a profit from a closing sale  transaction  if the price  received on the transaction  is more than the premium paid to purchase the original call option;
a Fund will realize a loss from a closing sale transaction if the price received on the  transaction  is less than the premium paid to purchase the original call option.

     Although a Fund will  generally  purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing  transactions in  particular  options,  with the result that a Fund would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by a Fund may expire without any value to the Fund.

     Options on Stock  Indices:  A Fund may write call  options and purchase put options  on  certain  stock  indices  and enter  into  closing  transactions  in connection  therewith.  A Fund  also may sell a put  option  purchased  on stock indices.  A Fund also may purchase  call options on stock indices and enter into closing transactions in connection therewith.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium  received,  to make  delivery of this amount.  Gain or loss to a Fund on transactions  in stock index options will depend on price movements in the stock market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with stock options,  a Fund may offset  positions in stock index options prior to expiration by entering into a closing transaction on an exchange or may let the option expire unexercised.

     A stock index assigns  relative values to the common stocks included in the index  with the index  fluctuating  with  changes  in the  market  values of the underlying  common  stock.  Some stock index options are based on a broad market index such as the  Standard  & Poor's  500 Index or the New York Stock  Exchange
Composite  Index,  or a narrower  market index such as the Standard & Poor's 100
Index.  Indices are also based on an industry or market segment such as the AMEX
Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently  traded on the following  exchanges among others:  Chicago
Board Options Exchange, New York Stock Exchange and American Stock Exchange.

     A Fund's  ability to hedge  effectively  all or a portion of its securities through  transactions in options on stock indices depends on the degree to which price  movements in the underlying  index  correlate with price movements in the

                                       17

Fund's portfolio  securities.  Because a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently,  a Fund bears the risk that the prices of the  securities  being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative  correlation  between the index or other  securities  underlying  the hedging  instrument and the hedged  securities,  which would result in a loss on both such securities and the hedging instrument.

     Positions in stock index options may be closed out only on an exchange that provides a secondary  market.  There can be no assurance that a liquid secondary market will exist for any  particular  stock index  option.  Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively  hedge its securities.
A Fund will enter into an option  position  only if there appears to be a liquid secondary market for such options.

     A Fund will not engage in  transactions  in options  on stock  indices  for speculative  purposes  but only to  protect  appreciation  attained,  to  offset capital  losses and to take  advantage of the liquidity  available in the option markets.

     Writing  Covered  Puts-- A Fund may purchase or sell (write) put options on securities as a means of achieving  additional return or of hedging the value of the Fund's  portfolio.  A put option is a contract  that gives the holder of the option the right to sell to the writer  (seller),  in return for a premium,  the underlying  security at a  specified  price  during the term of the option.  The writer of the put,  who  receives the  premium,  has the  obligation  to buy the underlying  security  upon  exercise,  at the  exercise  price during the option period.  A Fund will write only "covered"  options.  In the case of a put option written (sold) by the Fund, the Fund will maintain in a segregated  account cash or U.S.  government  securities in an amount not less than the exercise price of the option at all times during the option period.

     Closing Transactions: If a Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction.  This is accomplished by purchasing an option of the same series as the option previously written.  There can be no assurance that either a closing  purchase or sale  transaction  can be effected when a Fund so desires. An option position may be closed out only on an exchange  that  provides a  secondary  market for an option of the same  series.
Although a Fund will  generally  purchase or write only those  options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular option.

     A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option;  a Fund will realize a loss from a closing  transaction  if the price of the  transaction  is more than the premium received  from  writing the option or is less than the premium  paid to purchase the option.  Because  increases in the market  price of a call option  generally will reflect increases in the market price of the underlying security,  any loss resulting  from the  repurchase of a call option is likely to be offset in whole or in part by  appreciation  of the underlying  security owned by the Fund. If a
Fund purchases a put option, the loss to the Fund is limited to the premium paid for, and transaction  costs in connection with, the put plus the initial excess, if any, of the market price of the underlying  security over the exercise price.
However,  if the market  price of the  security  underlying  the put rises,  the profit  a Fund  realizes  on the sale of the  security  will be  reduced  by the premium paid for the put option less any amount (net of  transaction  costs) for which the put may be sold.

Hybrid Instruments
     Hybrid  instruments (a type of potentially  high-risk  derivative) that the
Funds may invest in have been  developed  and  combine  the  elements of futures contracts  or options  with those of debt,  preferred  equity,  or a  depository instrument  (hereinafter "hybrid  instruments").  Generally, a hybrid instrument will be a debt security,  preferred stock,  depository share, trust certificate, certificate of deposit,  or other evidence of indebtedness on which a portion of or all  interest  payments,  and/or the  principal or stated  amount  payable at maturity,  redemption,  or  retirement  is  determined  by  reference to prices, changes in prices,  or differences  between  prices of  securities,  currencies, intangibles,  goods, articles, or commodities (collectively "underlying assets")
or by another  objective  index,  economic  factor,  or other  measure,  such as interest rates,  currency  exchange  rates,  commodity  indices,  and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms,  including,  but not  limited to, debt  instruments  with  interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities  index at a future point in time,  preferred stock with dividend rates determined by reference to the value of a currency, or convertible  securities  with  the  conversion  terms  related  to a  particular commodity.

                                       17

     Hybrid  instruments  can be an  efficient  means of creating  exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example,  a Fund may wish to take advantage of expected declines in interest rates in several European  countries,  but avoid the transaction  costs associated  with buying and  currency-hedging  the foreign bond  positions.  One solution would be to purchase a U.S.  dollar-denominated hybrid instrument whose redemption  price  is  linked  to the  average  three-year  interest  rate  in a designated  group of countries.  The redemption  price formula would provide for payoffs  of  greater  than par if the  average  interest  rate was lower  than a specified  level, and payoffs of less than par if rates were above the specified level.  Furthermore,  a Fund could limit the  downside  risk of the  security by establishing a minimum  redemption  price so that the principal paid at maturity could not be below a predetermined  minimum level if interest rates were to rise significantly.  The purpose of this arrangement,  known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure  while  avoiding  currency  risk,  limiting  downside  market risk, and lowering  transaction costs. Of course,  there is no guarantee that the strategy will be successful,  and a Fund could lose money if, for example, interest rates do not move as  anticipated  or credit  problems  develop with the issuer of the hybrid instruments.

     The risks of investing in hybrid  instruments  reflect a combination of the risks of investing in securities,  options,  futures,  and currencies.  Thus, an investment  in a hybrid  instrument  may entail  significant  risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed  rate  or a  floating  rate  determined  by  reference  to a  common, nationally  published  benchmark.  The risks of a particular  hybrid  instrument will,  of course,  depend  upon the terms of the  instrument,  but may  include, without limitation,  the possibility of significant changes in the benchmarks or the prices of underlying  assets to which the  instrument is linked.  Such risks generally  depend upon factors which are  unrelated to the  operations or credit quality  of the  issuer of the  hybrid  instrument  and which may not be readily foreseen by the purchaser,  such as economic and political events, the supply of and demand for the underlying  assets,  and interest rate  movements.  In recent years,  various  benchmarks  and prices for  underlying  assets have been highly volatile,  and such volatility may be expected in the future.  Reference is also made to the discussion of futures,  options,  and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid  instruments are potentially  more volatile and carry greater market risks than  traditional  debt  instruments.  Depending  on the  structure of the particular  hybrid  instrument,  changes in a benchmark  may be magnified by the terms of the hybrid  instrument  and have an even more dramatic and  substantial effect upon the value of the hybrid  instrument.  Also, the prices of the hybrid instrument  and the  benchmark  or  underlying  asset  may not  move in the same direction or at the same time.

     Hybrid  instruments  may bear interest or pay preferred  dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss
(or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given  change in a benchmark  or  underlying  asset is  multiplied  to produce a greater value change in the hybrid instrument,  thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid  instruments may also carry liquidity risk since the instruments are often  "customized"  to meet the portfolio needs of a particular  investor,  and therefore,  the  number  of  investors  that  are  willing  and able to buy such instruments  in  the  secondary  market  may  be  smaller  than  that  for  more traditional  debt  securities.  In  addition,  because the  purchase and sale of hybrid  instruments could take place in an  over-the-counter  market without the guarantee of a central clearing  organization or in a transaction between a Fund
and  the  issuer  of  the  hybrid  instrument,   the   creditworthiness  of  the
counterparty  or issuer of the hybrid  instrument  would be an  additional  risk factor  which the Fund would have to consider and  monitor.  Hybrid  instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and  sale  of  securities  by and to U.S.  persons,  or any  other  governmental regulatory authority.

     The various risks  discussed  above,  particularly  the market risk of such instruments, may in turn cause significant fluctuations in the NAV of a Fund.

                                       18

Illiquid Securities
     A Fund may invest up to 15% of its net assets in  illiquid  assets.  A Fund may invest in (i)  securities  that are sold in private  placement  transactions between their  issuers and their  purchasers  and that are neither  listed on an exchange  nor  traded  over-the-counter,  and (ii)  securities  that are sold in transactions between qualified  institutional buyers pursuant to Rule 144A under the  Securities  Act of  1933,  as  amended.  Such  securities  are  subject  to contractual or legal  restrictions  on subsequent  transfer.  As a result of the absence of a public trading market,  such  restricted  securities may in turn be less  liquid  and more  difficult  to value  than  publicly  traded  securities.
Although these  securities may be resold in privately  negotiated  transactions, the prices realized from the sales could, due to illiquidity, be less than those originally  paid by a Fund or less than their fair value and in some  instances, it may be  difficult  to  locate  any  purchaser.  In  addition,  issuers  whose securities  are not  publicly  traded may not be subject to the  disclosure  and
other  investor  protection   requirements  that  may  be  applicable  if  their
securities were publicly traded. If any privately placed or Rule 144A securities held by a Fund are required to be registered under the securities laws of one or more  jurisdictions  before  being  resold,  a Fund may be  required to bear the expenses of registration.

     While  maintaining  oversight,  the Board of Trustees has delegated to each
Fund's investment adviser the day-to-day functions of determining whether or not individual  securities are liquid for purposes of the limitations on investments in  illiquid  assets.  Rule 144A  securities  will be  considered  illiquid  and therefore  subject to a Fund's  limit on the  purchase  of  illiquid  securities unless the Board of Trustees or the Fund's  investment  adviser  determines that the Rule 144A securities are liquid. In determining the liquidity of a security, an investment  adviser  considers the  following  factors:  (i) the frequency of trades and trading volume for the security;  (ii) whether at least three dealers are  willing  to  purchase  or sell the  security  and the  number of  potential purchasers;  (iii)  whether  at least  two  dealers  are  making a market in the security;  (iv) the nature of the  security  and the  nature of the  marketplace trades  (e.g.,  the time  needed  to  dispose  of the  security,  the  method of soliciting offers, the mechanics of transfer and whether a security is listed on an  electronic  network  for trading the  security).  In the case of  commercial paper,  the  investment  adviser will also consider  whether the paper is traded flat or in default as to principal  and interest and any ratings of the paper by a nationally  recognized  statistical rating organization  ("NRSRO").  A foreign security that may be freely  traded on or through the  facilities of an offshore exchange or other established  offshore  securities market is not deemed to be a restricted security subject to these procedures.

     If the respective  investment  adviser  determines that a security that was previously  determined  to be liquid is no longer  liquid and, as a result,  the applicable  Fund's  holdings of illiquid  securities  exceed the Fund's limit on investment in such securities,  the respective investment adviser will determine what action  shall be taken to ensure that the Fund  continues to adhere to such limitation.

Inverse Floaters
     Inverse  floaters  are debt  instruments  whose  interest  bears an inverse relationship  to the interest  rate on another  security.  The prices of inverse floaters  can be  considerably  more  volatile  than the  prices  of bonds  with comparable maturities.

Investment Company Securities
     Any  investments  that  a Fund  makes  in  either  closed-end  or  open-end investment  companies  will be  limited  by the 1940 Act,  and would  involve an indirect payment of a portion of the expenses,  including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company;  and
(2)  invest  more than 5% of the  Fund's  total  assets in the shares of any one investment company;  nor, (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Lending of Portfolio Securities
     A Fund may loan securities  from its portfolio to qualified  broker/dealers or  institutional  investors  for their  use  relating  to short  sales or other security  transactions.  A Fund will  engage in  portfolio  lending  only if the following  conditions are met: (1) each  transaction  has 100% collateral in the form of cash, short-term U.S. government  securities,  or irrevocable letters of credit  payable by banks  acceptable  to the Trust from the  borrower;  (2) this collateral  is valued  daily and if the market  value of the  loaned  securities increases, the borrower will furnish additional collateral to a Fund; (3) a Fund must be able to  terminate  the  loan  after  notice,  at any  time;  (4) a Fund receives reasonable  interest on any loan, and any dividends,  interest or other distributions on the loaned securities,  and any increase in the market value of such

                                       19

securities  or other  compensation  that is at least  equal to such  interest or distribution;  (5) a Fund may pay reasonable  custodian fees in connection  with the loan;  and (6) the voting  rights on the loaned  securities  may pass to the borrower;  however,  if the Board of Trustees  knows that a material  event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative  arrangement with the borrower to enable the Trustees to vote the proxy.

     The major risk to which a Fund would be  exposed on a loan  transaction  is the risk that the  borrower  would go  bankrupt  at a time when the value of the security goes up. Therefore, a Fund will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, under the supervision of the Board of Trustees as applicable,  including the  creditworthiness  of the borrowing broker, dealer or institution and then only if the consideration to be received  from such  loans  would  justify  the risk.  Creditworthiness  will be monitored on an ongoing basis by the investment adviser.

Loans and Other Direct Indebtedness
     A Fund may purchase  loans and other direct  indebtedness.  In purchasing a loan, a Fund  acquires  some or all of the  interest of a bank or other  lending institution in a loan to a corporate,  governmental or other borrower. Many such loans are secured,  although some may be unsecured. Such loans may be in default at the  time of  purchase.  Loans  that  are  fully  secured  offer a Fund  more protection  than an  unsecured  loan in the event of  non-payment  of  scheduled interest or principal.  However,  there is no assurance that the  liquidation of
collateral   from  a  secured  loan  would  satisfy  the  corporate   borrower's
obligation,  or that the  collateral  can be  liquidated.  These  loans are made generally to finance internal growth, mergers, acquisitions,  stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a  syndicate  of  lending  institutions,  represented  by  an  agent  lending institution  that has negotiated and structured the loan and is responsible  for collecting  interest,  principal  and other amounts due on its own behalf and on behalf of the others in the  syndicate,  and for  enforcing  its and their other rights  against the borrower.  Alternatively,  such loans may be structured as a novation, pursuant to which a Fund would assume all of the rights of the lending institution  in a loan or as an  assignment,  pursuant  to  which  a Fund  would purchase  an  assignment  of a portion of a lender's  interest  in a loan either directly from the lender or through an intermediary.

     A Fund may also purchase  trade or other claims  against  companies,  which generally  represent  money  owned  by the  company  to a  supplier  of goods or services.  These  claims may also be  purchased at a time when the company is in default.

     Certain of the loans and the other direct  indebtedness  acquired by a Fund may involve revolving credit  facilities or other standby financing  commitments which  obligate a Fund to pay  additional  cash on a certain  date or on demand.
These  commitments may require a Fund to increase its investment in a company at a time when that Fund might not  otherwise  decide to do so (including at a time when the company's  financial condition makes it unlikely that such amounts will be repaid).  To the extent that a Fund is committed to advance additional funds, it will at all times hold and  maintain in a  segregated  account  cash or other high grade debt obligations in an amount sufficient to meet such commitments.  A
Fund's ability to receive  payment of principal,  interest and other amounts due in  connection  with these  investments  will depend  primarily on the financial condition of the borrower.  In selecting the loans and other direct indebtedness that a Fund will purchase,  the  investment  adviser will rely upon its own (and not the original lending  institution's)  credit analysis of the borrower.  As a
Fund may be required to rely upon  another  lending  institution  to collect and pass onto the Fund  amounts  payable with respect to the loan and to enforce the
Fund's  rights  under the loan and other  direct  indebtedness,  an  insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the
Fund from  receiving  such amounts.  In such cases, a Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and  the  lending  institution  as an  "issuer"  of the  loan  for  purposes  of compliance with applicable law pertaining to the  diversification  of the Fund's portfolio investments.  The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market  conditions.  Investments in such loans and other  direct  indebtedness  may involve  additional  risk to the
Funds.

Lower-Rated Debt Securities
     High yield,  high risk securities are commonly known as "junk bonds." These securities  are  rated  lower  than BBB by S&P or Baa by  Moody's  and are often considered to be speculative and involve significantly higher risk of default on the  payment  of  principal  and  interest  or are  more  likely  to  experience significant price  fluctuation due to changes in the

                                       20

issuer's creditworthiness.  Market prices of these securities may fluctuate more than  higher-rated  debt securities and may decline  significantly in periods of general economic difficulty,  which may follow periods of rising interest rates.
Although  the  market  for high  yield  corporate  debt  securities  has been in existence  for many years and has weathered  previous  economic  downturns,  the market in recent years has  experienced a dramatic  increase in the  large-scale use of such  securities  to fund highly  leveraged  corporate  acquisitions  and restructurings.  Accordingly,  past  experience  may  not  provide  an  accurate indication  of future  performance  of the high  yield bond  market,  especially during periods of economic recession. See Appendix A - Description of Ratings.

     The market for  lower-rated  securities  may be less  active  than that for higher-rated  securities,  which can adversely  affect the prices at which these securities can be sold. If market quotations are not available, these securities will be  valued  in  accordance  with  procedures  established  by the  Board of
Trustees,  including  the use of  outside  pricing  services.  Judgment  plays a greater role in valuing high yield  corporate debt  securities  than is the case for securities for which numerous  external sources for quotations and last-sale information are available.  Adverse publicity and changing investor  perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities and the Fund's ability to dispose of these lower-rated debt securities.

     Since the risk of  default  is higher  for  lower-quality  securities,  the investment  adviser's  research  and  credit  analysis  is an  integral  part of managing any securities of this type held by a Fund. In considering  investments for a Fund,  the  investment  adviser will attempt to identify  those issuers of high-yielding  securities  whose financial  condition is adequate to meet future obligations,  has  improved,  or is  expected  to  improve  in the  future.  The investment  adviser's  analysis focuses on relative values based on such factors as interest or dividend coverage,  asset coverage,  earnings prospects,  and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

     A Fund may choose,  at its expense or in conjunction with others, to pursue litigation  or  otherwise  exercise  its  rights as  security  holder to seek to protect the  interests of security  holders if it  determines  this to be in the best interest of shareholders.

Money Market Instruments
     A Fund may, from time to time,  invest all or part of its available  assets in  money  market  instruments  maturing  in one  year or  less.  The  types  of instruments that a Fund may purchase are described below:

     1.  U.S. Government  Securities - Securities issued or  guaranteed  by  the
U.S. government, including Treasury Bills, Notes and bonds.

     2.  U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or  instrumentalities  of the U.S.  government whether supported by the full faith and credit of the U.S.  Treasury or the credit of a particular agency or instrumentality.

     3.  Bank Obligations - Certificates  of deposit,  bankers'  acceptances and other  short-term  obligations  of U.S.  commercial  banks  and  their  overseas branches  and  foreign  banks of  comparable  quality,  provided  each such bank combined with its branches has total assets of at least one billion dollars, and certificates and issues of domestic savings and loan associations of one billion dollars in assets whose  deposits are insured by the Federal  Deposit  Insurance
Corporation  ("FDIC").  Any obligations of foreign banks shall be denominated in
U.S. dollars.  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S.  domestic banks. In particular,  a foreign country could impose exchange controls  that might  delay the  release of  proceeds  from that  country.  Such deposits  are  not  covered  by  the  FDIC.  Because  of  conflicting  laws  and regulations,  an issuing bank could maintain that liability for an investment is solely that of the overseas branch that could expose a Fund to a greater risk of loss. A Fund will only buy  short-term  instruments in nations where these risks are minimal.  A Fund will consider  these  factors along with other  appropriate factors in making an investment  decision to acquire such  obligations  and will only acquire those that,  in the opinion of the  investment  adviser,  are of an investment quality comparable to other debt securities bought by the Fund.

     4.  Commercial  Paper - A Fund may invest in  short-term  promissory  notes issued by corporations  which at the time of purchase are rated A-2 or better by
S&P or P-2 or better by Moody's or which have received comparable

                                       21

ratings from a nationally-recognized statistical rating organization approved by the Board of Trustees or, if not rated,  issued or  guaranteed  by a corporation with outstanding debt rated AA or better by S&P or Aa or better by Moody's.

     5.  Short-term Corporate Debt - A Fund may invest in corporate notes, bonds and  debentures,  which at the time of purchase are rated AA or better by S&P or
Aa or better  by  Moody's  or which  have  received  comparable  ratings  from a nationally-recognized  statistical rating organization  approved by the Board of
Trustees,  provided such securities have one year or less remaining to maturity.
Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.

     The  ratings of S&P,  Moody's and other  rating  services  represent  their opinions as to the quality of the money market  instruments  that they rate.  It should be  emphasized,  however,  that  ratings are general and are not absolute standards of quality.  These  ratings are the initial  criteria for selection of portfolio  investments,  but a Fund will further evaluate these securities.  See
Appendix A--Description of Ratings.

Mortgage-Backed Securities
     A Fund may invest in mortgage-backed securities issued or guaranteed by the
U.S.  government,  its agencies or  instrumentalities  or  government  sponsored corporations or those issued by certain  private,  non-government  corporations, such as financial  institutions.  Those securities include,  but are not limited
to,  certificates  issued  by  the  Government  National  Mortgage   Association
("GNMA").  Such  securities  differ from other  fixed-income  securities in that principal is paid back by the  borrower  over the length of the loan rather than returned in a lump sum at maturity.  When  prevailing  interest  rates rise, the value  of a GNMA  security  may  decrease  as do  other  debt  securities.  When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities  because of the prepayment feature of GNMA securities.  Additionally, if a GNMA certificate is purchased at a premium above its principal  value because its fixed rate of interest  exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment.  Funds received from  prepayments may be reinvested at the prevailing interest rates, which may be lower than the rate of interest that had previously been earned.

     The Federal National Mortgage  Association  ("FNMA"), a federally chartered and privately owned corporation,  issues  pass-through  securities  representing interests in a pool of conventional  mortgage loans.  FNMA guarantees the timely payment of principal  and interest but this  guarantee is not backed by the full faith  and  credit  of the U.S.  government.  The  Federal  Home  Loan  Mortgage
Corporation  ("FHLMC"),  a  corporate  instrumentality  of the U.S.  government, issues  participation  certificates  that  represent  an  interest  in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal,  and maintains reserves to protect holders against losses due to default,  but the  certificates are not backed by the full faith and credit of the U.S. government.  As is the case with GNMA certificates, the  actual  maturity  of and  realized  yield  on  particular  FNMA  and  FHLMC pass-through  securities  will vary based on the  prepayments  of the underlying pool of mortgages and cannot be predicted.

     A Fund also may invest in collateralized  mortgage obligations ("CMOs") and real estate mortgage  investment conduits  ("REMICs").  CMOs are debt securities issued  by U.S.  government  agencies  or by  financial  institutions  and other mortgage  lenders  and  collateralized  by a pool of  mortgages  held  under  an indenture.  CMOs are  issued in a number of  classes  or series  with  different maturities.  The classes or series are  retired in  sequence  as the  underlying mortgages  are  repaid.  Prepayment  may  shorten  the  stated  maturity  of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating  interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying  security).  REMICs are  private  entities  formed for the purpose of holding a fixed pool of  mortgages  secured  by an  interest  in real  property.
REMICs are similar to CMOs in that they issue multiple classes of securities.

     CMOs and REMICs issued by private  entities are not  government  securities and are not directly  guaranteed by any government  agency.  They are secured by the underlying  collateral of the private issuer.  A Fund may invest in CMOs and
REMICs issued by private  entities,  which are not  collateralized by securities issued or guaranteed by the U.S. government,  its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities generally  may be made  only if the  securities  (i) are  rated  at the  time of
purchase  in  the  four  top  rating   categories  by  a   nationally-recognized
statistical rating  organization (e.g., BBB or better by S&P or Baa or better by
Moody's) and (ii)  represent  interests in  whole-loan  mortgages,  multi-family mortgages,  commercial  mortgages and other mortgage  collateral  supported by a first mortgage lien on real estate.  Non-agency  mortgage-backed  securities are subject to the

                                       22

interest rate and prepayment  risks,  described  above,  to which other CMOs and
REMICs  issued  by  private  issuers  are  subject.  Non-agency  mortgage-backed securities  may  also be  subject  to a  greater  risk of loss of  interest  and principal because they are not collateralized by securities issued or guaranteed by the U.S.  government.  In addition,  timely information  concerning the loans underlying these  securities may not be as readily  available and the market for these securities may be less liquid than other CMOs and REMICs.

     A Fund also may  invest in CMO  residuals,  which are  mortgage  securities issued by agencies or  instrumentalities  of the U.S.  Government  or by private originators  of, or investors in,  mortgage  loans,  including  savings and loan associations,  homebuilders,  mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets  underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and  second  to pay the  related  administrative  expenses  of the  issuer.  The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.  Each payment of such excess cash flow to a holder of the related CMO  residual  represents  income  and/or a return of capital.  The amount of residual cash flow  resulting  from a CMO will depend on, among other things,  the  characteristics of the mortgage assets, the coupon  rate of each  class of CMO,  prevailing  interest  rates,  the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular,  the yield to maturity on CMO  residuals is  extremely  sensitive to prepayments on the related underlying  mortgage assets, in the same manner as an interest-only class of stripped mortgage-backed  securities, as described below.
In  addition,  if a series of a CMO  includes a class that bears  interest at an adjustable  rate, the yield to maturity on the related CMO residual will also be extremely  sensitive  to changes  in the level of the index upon which  interest rate adjustments are based. In certain circumstances,  a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally  purchased and sold by institutional  investors through several investment  banking firms acting as brokers or dealers.  The CMO residual market has only very recently developed and CMO residuals currently may not have the  liquidity of other more  established  securities  trading in other markets.  Transactions  in CMO  residuals  are  generally  completed  only after careful  review  of  the  characteristics  of the  securities  in  question.  In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been  registered  under the 1933 Act. CMO  residuals,  whether or not registered under the 1933 Act, may be subject to certain  restrictions on  transferability, and may be deemed  "illiquid" and subject to a Fund's  limitations on investment in illiquid securities.

     A Fund also may invest in  stripped  mortgage-backed  securities  ("SMBS"), which are  derivative  multi-class  mortgage  securities.  SMBS may be issued by agencies or instrumentalities of the U.S. Government,  or by private originators of, or investors in, mortgage loans,  including  savings and loan  associations, mortgage banks,  commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS  are  usually  structured  with two  classes  that  receive  different proportions  of the interest and principal  distributions  on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage  assets,  while the other class will receive  most of the interest and the  remainder of the  principal.  In the most extreme case, one class will receive all of the interest (the  interest-only  or
"IO"  class),  while the other  class will  receive  all of the  principal  (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive  to the rate of  principal  payments  (including  prepayments)  on the related  underlying  mortgage assets, and a rapid rate of principal payments may have a  material  adverse  effect  on a Fund's  yield  to  maturity  from  these
securities.   If  the  underlying   mortgage  assets  experience   greater  than
anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although  SMBS are purchased and sold by  institutional  investors  through several investment banking firms acting as brokers or dealers,  these securities were developed fairly recently.  As a result,  established  trading markets have not yet developed and,  accordingly,  these securities may be deemed  "illiquid"
and subject to a Fund's limitations on investment in illiquid securities.

                                       23

     Municipal  Securities  Municipal  securities are issued to obtain funds for various public  purposes,  including the  construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other  utilities.  Other public purposes for which  municipal  securities may be issued include refunding  outstanding  obligations,  obtaining funds for general operating expenses and obtaining funds to lend to other public  institutions and facilities.  In addition,  certain debt obligations  known as "private  activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain  funds to  provide  certain  water,  sewage and solid  waste  facilities, qualified  residential  rental projects,  certain local electric,  gas and other heating or cooling facilities, qualified hazardous waste facilities,  high-speed intercity rail facilities,  governmentally-owned airports, docks and wharves and mass  commuting  facilities,  certain  qualified  mortgages,  student  loan  and redevelopment bonds and bonds used for certain organizations exempt from federal income  taxation.  Certain debt  obligations  known as  "industrial  development bonds"  under  prior  federal  tax law may have  been  issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities,  sports  facilities,  industrial  parks,  convention  or trade  show facilities,  airport,  mass transit,  port or parking  facilities,  air or water pollution control  facilities,  sewage or solid waste disposal  facilities,  and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction,  improvement, equipment or repair of privately-operated industrial,  distribution,  research, or commercial facilities  may also be  municipal  securities,  but the size of such  issues is limited under current and prior federal tax law.

     Information   about  the  financial   condition  of  issuers  of  municipal
securities  may be less  available  than  about  corporations  with a  class  of securities registered under the Securities Exchange Act of 1934, as amended (the
"1934 Act").

Private Placements
     Private placement  securities are securities which have not been registered with the SEC and which are usually only sold to large,  institutional investors.
For various  reasons,  an issuer may prefer or be required as a practical matter to obtain private financing. Adverse conditions in the public securities markets may  preclude a public  offering of an issuer's  securities.  An issuer often is willing to provide  more  attractive  features in  securities  issued  privately because it has  avoided the  expense  and delay  involved in a public  offering.
Private placements of debt securities have frequently  resulted in higher yields and  restrictive  covenants that provide  greater  protection for the purchaser, such as longer call or refunding  protection  than would  typically be available with publicly offered securities of the same type.  Securities  acquired through private placements may also have special features not usually  characteristic of similar  securities  offered  to the  public,  such as  contingent  interest  or warrants for the purchase of the issuer's stock. See "Illiquid Securities."

REITS
     Investments in REITs present  certain  further risks that are unique and in addition to the risks  associated  with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit  extended.  REITs are  dependent  on  management  skills,  are not diversified,  and are subject to the risks of  financing  projects.  REITs whose underlying  assets include  long-term health care  properties,  such as nursing, retirement  and assisted  living homes,  may be impacted by federal  regulations concerning the health care industry.

     REITs (especially mortgage REITs) are also subject to interest rate risks -
when  interest  rates  decline,  the value of a REIT's  investment in fixed rate obligations can be expected to rise.  Conversely,  when interest rates rise, the value of a REIT's  investment  in fixed  rate  obligations  can be  expected  to decline.  In contrast,  as interest rates on adjustable  rate mortgage loans are reset periodically,  yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates,  causing the value of such investments to fluctuate less  dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial  resources,  may trade less frequently and in a  limited  volume,  and may be  subject  to more  abrupt  or  erratic  price movements than other securities.

Repurchase  Agreements
     A  Fund  may,  from  time  to  time,   enter  into   repurchase   agreement
transactions.  Under a repurchase  agreement,  the purchaser  generally acquires ownership of the security but the seller (usually a bank or a securities dealer)
agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will limit its  investment in repurchase  agreements to those that its investment adviser,  under guidelines  established by the Board of Trustees, as applicable,

                                       24

determines to present  minimal  credit risks and which are of high  quality.  In addition,  a Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is  monitored  on a daily basis.  The term of these  agreements  is usually from overnight  to one week and never  exceeds one year.  A Fund will take custody of the collateral under repurchase agreements.

     Repurchase  agreements may be construed to be  collateralized  loans by the purchaser to the seller secured by the securities transferred.  The resale price is in excess of the  purchase  price and  reflects  an  agreed-upon  market rate unrelated  to the  coupon  rate  or  maturity  of the  purchase  security.  Such transactions  afford an opportunity for a Fund to invest  temporarily  available cash. A Fund's risk is limited to the seller's  ability to buy the security back at the agreed-upon sum at the agreed-upon  time, since the repurchase  agreement is secured by the underlying obligation.  Should such an issuer default, a Fund, barring  extraordinary  circumstances,  will be entitled to sell the  underlying securities or otherwise  receive  adequate  protection  for its interest in such securities,  although  there could be a delay in recovery.  A Fund considers the creditworthiness  of the  bank  or  dealer  from  whom it  purchases  repurchase agreements.  A Fund will monitor such  transactions  to assure that the value of the underlying  securities subject to repurchase agreements is at least equal to the  repurchase  price.  The  underlying  securities  will be  limited  to those described above.

     The funds for which the Manager or subsidiaries or affiliates thereof serve as  investment  adviser have  obtained an exemption  from the  joint-transaction prohibitions  of Section  17(d) of the 1940 Act ("Order") to allow such funds to jointly  invest  cash  balances.  A Fund may  invest  cash  balances  in a joint repurchase  agreement  in  accordance  with the terms of the  Order and  subject generally to the conditions described above.

Reverse Repurchase Agreements
     A reverse repurchase  agreement is the sale of a security by a Fund and its agreement to repurchase  the security at a specified time and price. A Fund will maintain in a segregated  account  cash,  cash  equivalents  or U.S.  government securities  in an amount  sufficient  to cover  its  obligations  under  reverse repurchase  agreements  with  broker/dealers  (but no  collateral is required on
reverse  repurchase   agreements  with  banks).  Under  the  1940  Act,  reverse repurchase  agreements may be considered  borrowings by a Fund;  accordingly,  a
Fund will limit its investments in reverse repurchase agreements,  together with any other borrowings,  to no more than one-third of its total assets. The use of reverse  repurchase  agreements by a Fund creates leverage,  which increases the
Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse  repurchase  agreements  exceed the costs of the agreements, the Fund's  earnings or NAV will  increase  faster than  otherwise  would be the case; conversely,  if the income and gains fail to exceed the costs, earnings or
NAV would decline faster than otherwise would be the case.

"Roll" Transactions
     A Fund may engage in "roll" transactions.  A "roll" transaction is the sale of securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940
Act, these transactions may be considered borrowings by a Fund;  accordingly,  a
Fund  will  limit  its  use of  these  transactions,  together  with  any  other borrowings, to no more than one-third of its total assets. A Fund will segregate liquid assets such as cash, U.S. government  securities or other high-grade debt obligations in an amount  sufficient to meet their payment  obligations in these
transactions.   Although  these  transactions  will  not  be  entered  into  for leveraging  purposes,  to the extent a Fund's aggregate  commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market  instruments),  the Fund temporarily will be in a leveraged  position  (i.e.,  it will have an amount greater than its net assets  subject to market risk).  Should the market value of a Fund's  portfolio
securities  decline  while  the  Fund  is  in  a  leveraged  position,   greater
depreciation of their net assets would likely occur than were they not in such a position. As a Fund's aggregate  commitments under these transactions  increase, the opportunity for leverage similarly increases.

Short Sales "Against the Box"
     A Fund may engage in short sales "against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the  security  sold  short  that a Fund has the right to  obtain,  for delivery at a specified  date in the future,  without the payment of  additional cost.  In a short  sale  against  the  box,  a Fund  does not  deliver  from its portfolio the securities sold and does not receive immediately the proceeds from the short  sale.  Instead,  a Fund  borrows  the  securities  sold  short from a broker-dealer  through which the short sale is executed,  and the  broker-dealer delivers  such  securities,  on  behalf of the Fund,  to the  purchaser  of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition,

                                       25

the Fund is required  to pay to the  broker-dealer  the amount of any  dividends paid on shares sold short.  Finally, to secure its obligation to deliver to such broker-dealer  the  securities  sold short,  generally the Fund must deposit and continuously  maintain in a separate  account with its  custodian an  equivalent
amount  of  the  securities  sold  short  or  securities   convertible  into  or
exchangeable   for  such   securities   without   the   payment  of   additional
consideration.  A Fund is said to have a short position in the  securities  sold until it delivers to the  broker-dealer  the securities  sold, at which time the
Fund receives the proceeds of the sale.  Because a Fund  ordinarily will want to continue to hold  securities in its portfolio  that are sold short,  a Fund will normally  close  out a short  position  by  purchasing  on the open  market  and delivering to the  broker-dealer  an equal amount of the securities  sold short, rather than by delivering portfolio securities.

     A Fund  may  enter  into a short  sale  against  the box to  hedge  against anticipated  declines in the market price of portfolio securities or for certain other limited  purposes.  If the value of the  securities  sold short  increases prior  to  the  scheduled  delivery  date,  a  Fund  loses  the  opportunity  to participate in the gain.

Special Situations
     A Fund may use  aggressive  investment  techniques,  including  seeking  to benefit from "special  situations," such as mergers,  reorganizations,  or other unusual events expected to affect a particular issuer.  There is a risk that the
"special  situation" might not occur,  which could have a negative impact on the price of the  issuer's  securities  and fail to produce  the  expected  gains or produce a loss for the Fund.

Standby Commitments
     These  instruments,  which are similar to a put,  give a Fund the option to obligate a broker,  dealer or bank to repurchase a security held by that Fund at a specified price.

Swaps, Caps, Floors and Collars
     A Fund may enter  into  interest  rate,  currency  and index  swaps and the purchase or sale of related caps, floors and collars. It is expected that a Fund will enter into these transactions primarily to preserve a return or spread on a particular  investment or portion of its portfolio,  to protect against currency fluctuations,  as a duration  management  technique  or to protect  against  any increase in the price of securities the Fund  anticipates  purchasing at a later date. It also is expected that a Fund will use these  transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments  providing the income stream the
Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective  commitments to pay or receive  interest,
e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal  amount of  principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies  based on the relative value  differential  among them and an index swap is an  agreement  to swap cash flows on a notional  amount  based on  changes  in the  values of the  reference indices.  The purchase of a cap entitles the purchaser to receive  payments on a notional  principal  amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor  entitles  the  purchaser  to receive  payments on a notional  principal amount from the party  selling  such floor to the extent that a specified  index falls below a predetermined  interest rate or amount.  A collar is a combination of a cap and a floor that  preserves  a certain  return  within a  predetermined range of interest rates or values.

     A Fund will usually enter into swaps on a net basis,  i.e., the two payment streams  are  netted  out in a cash  settlement  on the  payment  date or  dates specified in the instrument,  with the Fund receiving or paying, as the case may be,  only the net amount of the two  payments.  Inasmuch as these  swaps,  caps, floors and  collars  are  entered  into for good  faith  hedging  purposes,  the investment  adviser and the Funds  believe such  obligations  do not  constitute senior  securities under the 1940 Act and,  accordingly,  will not treat them as being subject to their  borrowing  restrictions.  A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit  enhancements,  is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the  counterparty,  a Fund  may have  contractual  remedies  pursuant  to the agreements related to the transaction.  The swap market has grown  substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation.  As a result, the swap market has become relatively  liquid.  Caps, floors and collars are more recent  innovations for which  standardized  documentation  has not yet been fully developed and, accordingly, they are less liquid than swaps.

                                       26

Temporary Defensive Policies
     Each of the Large Cap Growth Fund,  the Large Cap Value Fund, the Small Cap
Growth  Fund,  the Small Cap Value Fund and the Fixed  Income Fund  reserves the right to invest  without  limitation in cash,  money market  instruments or high
quality  short-term  debt  securities,   including  repurchase  agreements,  for
temporary  defensive  purposes.  The  International  Fund  reserves the right to invest without limitation in U.S. securities,  cash, money market instruments or high quality short-term debt securities,  including repurchase  agreements,  for temporary defensive purposes.

Tender Option Bonds
     A tender option bond is a municipal security  (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing  short-term  tax-exempt rates, that has been  coupled  with the  agreement  of a third  party,  such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic  intervals,  to tender their
securities  to  the  institution   and  receive  the  face  value  thereof.   As
consideration  for providing  the option,  the  financial  institution  receives periodic fees equal to the  difference  between the municipal  security's  fixed coupon rate and the rate, as determined by a remarketing  or similar agent at or near the commencement of such period,  that would cause the securities,  coupled with the tender option, to trade at par on the date of such determination. Thus, after  payment  of this fee,  the  security  holder  effectively  holds a demand obligation that bears interest at the prevailing  short-term  tax-exempt rate. A
Fund's investment adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities,  of any custodian,  and of the  third-party  provider of the tender  option.  In certain  instances and for certain  tender  option  bonds,  the option may be  terminable in the event of a default  in  payment  of  principal  or  interest  on the  underlying  municipal securities and for other reasons.

Unseasoned Companies
     A Fund may invest in  relatively  new or unseasoned  companies  that are in their early stages of  development,  or small  companies  positioned  in new and emerging  industries  where the  opportunity  for rapid growth is expected to be above average.  Securities of unseasoned  companies  present  greater risks than securities of larger, more established companies.  The companies in which a Fund may invest may have relatively  small revenues,  limited product lines,  and may have a small share of the market for their products or services. Small companies may lack depth of  management,  they may be unable to internally  generate funds necessary for growth or potential  development or to generate such funds through external  financing or favorable  terms,  or they may be developing or marketing new products or services for which markets are not yet established and may never become  established.  Due these and other  factors,  small  companies may suffer significant  losses as well as realize  substantial  growth,  and investments in such companies tend to be volatile and are therefore speculative.

U.S. Government Securities
     The U.S.  government  securities  in which a Fund may invest for  temporary purposes  and  otherwise  include a variety  of  securities  which are issued or guaranteed as to the payment of principal  and interest by the U.S.  government, and by various  agencies or  instrumentalities  which have been  established  or sponsored by the U.S. government.

     U.S.  Treasury  securities are backed by the "full faith and credit" of the
U.S.  Securities  issued or guaranteed by federal  agencies and U.S.  government sponsored  instrumentalities  may or may not be  backed  by the full  faith  and credit of the U.S.  In the case of  securities  not backed by the full faith and credit of the U.S.,  investors in such securities look principally to the agency
or   instrumentality   issuing  or  guaranteeing  the  obligation  for  ultimate
repayment,  and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment.  Agencies that are backed by the full faith and credit of the U.S.  include  the  Export-Import
Bank, Farmers Home Administration,  Federal Financing Bank, and others.  Certain agencies and instrumentalities, such as GNMA, are, in effect, backed by the full faith and credit of the U.S. through  provisions in their charters that they may make "indefinite and unlimited"  drawings on the Treasury,  if needed to service its debt. Debt from certain other agencies and instrumentalities,  including the
Federal  Home Loan  Bank and FNMA,  are not  guaranteed  by the U.S.,  but those institutions are protected by the discretionary  authority for the U.S. Treasury to purchase  certain amounts of their  securities to assist the  institutions in meeting their debt obligations.  Finally,  other agencies and instrumentalities, such  as  the  Farm  Credit  System  and  the  FHLMC,  are  federally  chartered institutions under U.S.  government  supervision,  but their debt securities are backed  only  by the  creditworthiness  of  those  institutions,  not  the  U.S.
government.

                                       27

     Some of the U.S.  government  agencies  that issue or guarantee  securities include the Export-Import Bank of the U.S., Farmers Home Administration, Federal
Housing Administration,  Maritime Administration, Small Business Administration,
and the Tennessee Valley Authority.

     An  instrumentality  of a U.S.  government  agency is a  government  agency organized under federal charter with government  supervision.  Instrumentalities issuing or  guaranteeing  securities  include,  among others,  Federal Home Loan
Banks, the Federal Land Banks, Central Bank for Cooperatives,  Federal Immediate
Credit Banks and the FNMA.

Variable and Floating Rate Notes
     Variable rate master  demand notes are  unsecured  demand notes that permit the indebtedness  thereunder to vary and provide for periodic adjustments in the interest rate  according to the terms of the  instrument.  Because master demand notes are direct lending  arrangements  between a Fund and the issuer,  they are not normally traded.  Although there is no secondary market in the notes, a Fund may demand  payment of  principal  and accrued  interest at any time.  While the notes are not  typically  rated by credit rating  agencies,  issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other  business  concerns) must satisfy the same criteria as set forth above for commercial  paper. In determining  average weighted  portfolio  maturity,  a variable  amount master  demand note will be deemed to have a maturity  equal to the period of time  remaining  until the principal  amount can be recovered from the issuer through demand.

     A variable rate note is one whose terms  provide for the  adjustment of its interest rate on set dates and which,  upon such  adjustment,  can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified  interest  rate changes and which,  at any time,  can  reasonably be expected to have a market value that  approximates its par value. Such notes are frequently not rated by credit rating  agencies;  however,  unrated variable and floating  rate  notes  purchased  by a Fund  will be  determined  by the  Fund's investment  adviser under guidelines  established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments  eligible for purchase under the Fund's investment  policies.  In making such  determinations, the  investment  adviser will  consider the earning  power,  cash flow and other liquidity  ratios of the issuers of such notes (such issuers include  financial, merchandising,  bank holding and other companies) and will continuously  monitor their financial condition. Although there may be no active secondary market with respect to a particular  variable or floating rate note purchased by a Fund, the
Fund may re-sell the note at any time to a third  party.  The absence of such an active secondary market,  however, could make it difficult for a Fund to dispose of the  variable or floating  rate note  involved in the event the issuer of the note defaulted on its payment  obligations,  and a Fund could, for this or other reasons,  suffer a loss to the extent of the default.  Variable or floating rate notes may be secured by bank letters of credit.

Warrants
     Warrants  are  privileges  issued by  corporations  enabling  the owners to subscribe to and purchase a specified  number of shares of the  corporation at a specified  price  during a specified  period of time.  The  purchase of warrants involves the risk that a Fund could lose the purchase  value of a warrant if the right to subscribe to additional  shares is not exercised prior to the warrant's expiration.  Also, the purchase of warrants involves the risk that the effective price  paid for the  warrant  added  to the  subscription  price of the  related security may exceed the value of the subscribed  security's market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed Delivery Securities
     A Fund may purchase  securities on a when-issued or delayed delivery basis.
In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an  advantageous yield or price at the time of the transaction. Delivery of and payment for these securities  may take as long as a month or more  after the date of the  purchase commitment.  A Fund will maintain  with its custodian a separate  account with a segregated  portfolio  of  securities  in an  amount  at  least  equal  to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Fund  enters  into the  commitment  and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of  settlement  could be higher or lower than the purchase  price if the general level of interest rates has changed.

                                       28

Zero Coupon and Pay-In-Kind ("PIK") Bonds
     Zero coupon bonds are debt  obligations  which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or pay value.  PIK bonds pay interest through the  issuance to holders of  additional  securities.  Zero coupon  bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than  interest-bearing  bonds, and to have certain tax consequences which could, under certain circumstances,  be adverse to a Fund authorized  to invest in them.  Investments  in zero  coupon or PIK bonds  would require a Fund to accrue and  distribute  income not yet  received.  In order to generate sufficient cash to make these distributions,  a Fund may be required to sell  securities in its portfolio that it otherwise might have continued to hold or to borrow.  These rules could affect the amount,  timing and tax character of income distributed to you by a Fund.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     The Trust has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after thirty  calendar days have passed.  The Trust posts a list of the Funds' portfolio  holdings  monthly, with a 30 day  lag,  on the  Funds'  Web  site,  www.optimummutualfunds.com.  In addition,  on a 10 day lag, the Trust also makes  available a month-end  summary listing of the number of the Fund's  securities,  country and asset allocations, and top ten securities and sectors by percentage of holdings for the Fund.  This information  is available  publicly to any and all  shareholders  free of charge once  posted on the Funds' Web site,  www.optimummutualfunds.com,  or by calling
1-800-914-0278.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party  service  providers  who may receive  non-public  portfolio holdings  information  on an ongoing  basis are: the Manager's  affiliates,  the
Funds' independent registered public accounting firm, the Funds' custodian,  the
Funds' legal counsel,  the Funds' financial  printer and the Funds' proxy voting service (Institutional  Shareholder  Services).  These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Funds,  the  Manager  nor any  affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     The Trust's Board of Trustees will be notified of any substantial change to the foregoing  procedures.  The Board of Trustees also receives an annual report from the Trust's Chief Compliance Officer which,  among other things,  addresses the operation of the Trust's  procedures  relating to its policy  concerning the disclosure of portfolio holdings information.

                                       29

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                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions  in  each  of the  funds  in the  Delaware  Investments(R)  family  of investment  companies (each a "Delaware  Investments(R)  Fund" and collectively, the "Delaware  Investments(R)  Funds"). As of July 1, 2006, the Trust's officers and Trustees owned less than 1% of the outstanding  shares of each Class of each
Fund.

     The Trust's  Trustees  and  principal  officers  are noted below along with their birth dates and their  business  experience  for the past five years.  The
Trustees  serve for  indefinite  terms until the  earlier of their  resignation, death or removal.

----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund           Other
                           Position(s)                                                     Complex(1)     Directorships
Name, Address and         Held with the    Length of Time      Principal Occupation(s)    Overseen by       Held by
       Age                   Trust            Served            During Past 5 Years         Trustee         Trustee
----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
Interested Trustees
----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
Mark S. Casady(2)           Trustee       April 21, 2003      Chairman, President and         6              None
2005 Market Street                          to present       Chief Executive Officer -
Philadelphia, PA 19103                                        LPL Financial Services
                                                                 (2005 - Present)
Age 45
                                                                President and Chief
                                                              Executive Officer - LPL
                                                                Financial Services
                                                                   (2004 - 2005)

                                                                President and Chief
                                                              Operating Officer - LPL
                                                                Financial Services
                                                                   (2002 - 2004)

                                                                Managing Director -
                                                                Scudder Investments
                                                                   (1994 - 2002)
----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
John C.E. Campbell(2)       Trustee,       June 17, 2004        President, Global -           6             None(1)
2005 Market Street       President and      to present        Institutional Services,
Philadelphia, PA 19103  Chief Executive                    Delaware Investment Advisers
                            Officer                              (2003 - Present)
Age 60
                                                            Executive Vice President -
                                                                Global Marketing &
                                                                  Client Services
                                                            Delaware Management Company
                                                                 (1992 - Present)
----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
Independent Trustees
----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
Nicholas D. Constan         Trustee        July 17, 2003        Adjunct Professor -           6              None
2005 Market Street                          to present      University of Pennsylvania
Philadelphia, PA 19103                                           (1972 - Present)

Age 67
----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------

                                       30

----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
William W. Hennig           Trustee        July 17, 2003         Private Investor             6              None
2005 Market Street                          to present
Philadelphia, PA 19103

Age 75

----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
Durant Adams Hunter         Trustee        July 17, 2003   Principal - Ridgeway Partners      6              None
2005 Market Street                          to present        (Executive Recruiting)
Philadelphia, PA 19103                                           (2004 - Present)

Age 57                                                        Chief Executive Officer
                                                                Whitehead Mann Inc.
                                                              (Executive Recruiting)
                                                                   (1992 - 2003)
----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------

                                       31

----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
                                                                                           Number of
                                                                                          Portfolios
                                                                                           in Fund           Other
                           Position(s)                                                     Complex(1)     Directorships
Name, Address and         Held with the    Length of Time      Principal Occupation(s)    Overseen by       Held by
       Age                   Trust            Served            During Past 5 Years         Trustee         Trustee
----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
Independent Trustees
(continued)
----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
Kenneth R. Leibler          Trustee        July 17, 2003            Chairman -                6              None
2005 Market Street                          to present        Boston Options Exchange
Philadelphia, PA 19103                                           (2005 - Present)

Age 57                                                     Chairman and Chief Executive
                                                              Officer - Boston Stock
                                                                     Exchange
                                                                   (2001 - 2004)

                                                                President and Chief
                                                            Executive Officer - Liberty
                                                                Financial Companies
                                                               (Financial Services)
                                                                   (1995 - 2000)

----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
Stephen Paul Mullin       Trustee and      July 17, 2003       President - Econsult           6              None
2005 Market Street          Chairman        to present              Corporation
Philadelphia, PA 19103                                         (Economic consulting)
                                                                 (2000 - Present)
Age 50

----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
Robert A. Rudell            Trustee        July 17, 2003          Private Investor             6           Director -
2005 Market Street                          to present            (2002 - Present)                           Medtox
Philadelphia, PA 19103                                                                                  Scientific, Inc.
                                                             Chief Operating Officer -                  (Clinical lab)
Age 57                                                                  ZSI                             (2002 - Present)
                                                                 (Asset Management)
                                                                    (1998 - 2002)                          Director -
                                                                                                        Heartland Group,
                                                                                                         Inc. Family of
                                                                                                             Funds
                                                                                                        (3 mutual funds)
                                                                                                        (2005 - Present)

----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------
Jon Edward Socolofsky       Trustee        July 17, 2003         Private Investor             6              None
2005 Market Street                          to present           (2002 - Present)
Philadelphia, PA 19103
                                                              Senior Vice President -
Age 60                                                          The Northern Trust
                                                                   (Trust bank)
                                                                   (1970 - 2001)
----------------------- ----------------- ---------------- ------------------------------ ----------- --------------------

                                       32

     The following is additional information regarding investment  professionals affiliated with the Trust.

----------------------- ----------------- ---------------- -------------------------------- ----------- --------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                             in Fund         Other
                                                                                            Complex(1)   Directorships
                                                                                            Overseen by     Held by
                           Position(s)                                                      Trustee/        Trustee/
Name, Address and         Held with the    Length of Time      Principal Occupation(s)      Director or     Director
       Age                   Trust            Served            During Past 5 Years           Officer      or Officer
----------------------- ----------------- ---------------- -------------------------------- ----------- --------------
Officers
----------------------- ------------------ --------------- -------------------------------- ----------- --------------
Michael P. Bishof          Senior Vice      July 17, 2003      Mr. Bishof has served in          6         None(3)
2005 Market Street        President and      to present      various executive capacities
Philadelphia, PA 19103      Treasurer                       at different times at Delaware
                                                                      Investments
Age: 43

----------------------- ------------------ --------------- -------------------------------- ----------- --------------
David F. Connor          Vice President,   Vice President    Mr. Connor has served as Vice       6         None(3)
2005 Market Street       Deputy General    since July 17,    President and Deputy General
Philadelphia, PA 19103     Counsel and        2003 and            Counsel at Delaware
                            Secretary         Secretary         Investments since 2000
Age: 42                                    since December
                                               6, 2005

----------------------- ------------------ --------------- -------------------------------- ----------- --------------
David P. O'Connor          Senior Vice       October 25,      Mr. O'Connor has served in         6         None(3)
2005 Market Street         President,      2005 to present    various executive and legal
Philadelphia, PA 19103   General Counsel                     capacities at different times
                         and Chief Legal                        at Delaware Investments
Age: 40                      Officer
----------------------- ------------------ --------------- -------------------------------- ----------- --------------
Richard Salus              Senior Vice       January 1,         Mr. Salus has served in          6         None(3)
2005 Market Street        President and    2006 to present   various executive capacities
Philadelphia, PA 19103   Chief Financial                    at different times at Delaware
                             Officer                                  Investments
Age: 42

----------------------- ------------------ --------------- -------------------------------- ----------- --------------

--------------------------------------------------------------------------------

(1)  The term  "Fund  Complex"  refers to the  Trust's  Funds.  Messrs.  Bishof,
     Connor,  O'Connor  and  Salus  also  serve in  similar  capacities  for the
     Delaware   Investments  Funds  which  have  the  same  Manager,   principal
     underwriter and transfer agent as the Trust.

(2)  "Interested  persons"  of the  Funds  by  virtue  of  their  executive  and management  positions or relationships with the Fund's service providers or sub-service providers.

(3)  Mssrs. Bishof, Connor,  O'Connor and Salus also serve in similar capacities for the Delaware  Investments  Family of Funds, a fund complex also managed and distributed by Delaware Investments with 87 funds.

--------------------------------------------------------------------------------

     The following  table shows each Trustee's  ownership of shares of the Funds as of December 31, 2005:

                                       33

---------------------- ------------------------------------------- ----------------------------------
                                                                       Aggregate Dollar Range of
                                                                        Equity Securities in All
                                                                          Registered Investment
                         Dollar Range of Equity Securities in the      Companies Overseen by Trustee
Name                                          Fund                 in Family of Investment Companies
---------------------- ------------------------------------------- ----------------------------------
John C.E. Campbell                          None                                    None
---------------------- ------------------------------------------- ----------------------------------
Mark S. Casady           Large Cap Growth Fund: $10,001-$50,000             $50,001-$100,000
                          Large Cap Value Fund: $10,001-$50,000
                            Small Cap Growth Fund: $1-$10,000
                            Small Cap Value Fund: $1-$10,000
                           International Fund: $10,001-$50,000
                                Fixed Income: $1-$10,000
---------------------- ------------------------------------------- ----------------------------------
Nicholas D. Constan                       None                                    None
---------------------- ------------------------------------------- ----------------------------------
William W. Hennig           Large Cap Growth Fund: $1-$10,000                $10,001-$50,000
                            Large Cap Value Fund: $1-$10,000
                            Small Cap Growth Fund: $1-$10,000
                            Small Cap Value Fund: $1-$10,000
                             International Fund: $1-$10,000
                                Fixed Income: $1-$10,000
---------------------- ------------------------------------------- ----------------------------------
Durant Adams Hunter                       None                                    None
---------------------- ------------------------------------------- ----------------------------------
Kenneth R. Leibler          Large Cap Growth Fund: $1-$10,000               $50,001-$100,000
                            Large Cap Value Fund: $1-$10,000
                            Small Cap Growth Fund: $1-$10,000
                            Small Cap Value Fund: $1-$10,000
                             International Fund: $1-$10,000
---------------------- ------------------------------------------- ----------------------------------
Stephen Paul Mullin         Large Cap Growth Fund: $1-$10,000                $10,001-$50,000
                            Large Cap Value Fund: $1-$10,000
                            Small Cap Growth Fund: $1-$10,000
                            Small Cap Value Fund: $1-$10,000
                             International Fund: $1-$10,000
---------------------- ------------------------------------------- ----------------------------------
Robert A. Rudell         Large Cap Growth Fund: $10,001-$50,000               Over $100,000
                          Large Cap Value Fund: $10,001-$50,000
                            Small Cap Growth Fund: $1-$10,000
---------------------- ------------------------------------------- ----------------------------------
Jon Edward Socolofsky       Large Cap Growth Fund: $1-$10,000               $50,001-$100,000
                            Large Cap Value Fund: $1-$10,000
                            Small Cap Growth Fund: $1-$10,000
                            Small Cap Value Fund: $1-$10,000
                             International Fund: $1-$10,000
-----------------------------------------------------------------------------------------------------

     The following table describes the aggregate  compensation  for each Trustee entitled to receive compensation, for the fiscal year ended March 31, 2006. Only the  Trustees  of the Trust who are not  "interested  persons" as defined by the
1940 Act (the "Independent Trustees") receive compensation from the Trust.

---------------------- -------------- -------------------- ------------ --------------
                                                                            Total
                                                                          Compensation
                                           Pension or        Estimated     from the
                                           Retirement         Annual      Trust and
                          Aggregate     Benefits Accrued     Benefits      Complex
                        Compensation     as Part of the        Upon      paid to each
Trustee                From the Trust    Trust Expenses     Retirement    Trustee(1)
---------------------- -------------- -------------------- ------------ --------------
Nicholas D. Constan       $36,000             None             None        $36,000
---------------------- -------------- -------------------- ------------ --------------
William W. Hennig         $36,000             None             None        $36,000
---------------------- -------------- -------------------- ------------ --------------
Durant Adams Hunter       $37,000             None             None        $37,000
---------------------- -------------- -------------------- ------------ --------------
Kenneth R. Leibler        $37,000             None             None        $37,000
---------------------- -------------- -------------------- ------------ --------------
Stephen Paul Mullin       $38,000             None             None        $38,000
---------------------- -------------- -------------------- ------------ --------------
Robert A. Rudell          $37,000             None             None        $37,000
---------------------- -------------- -------------------- ------------ --------------
Jon Edward Socolofsky     $38,000             None             None        $38,000
--------------------------------------------------------------------------------------

(1)  As of April 1, 2006,  each  independent  Trustee  receives  a total  annual retainer fee of $10,000 for serving as a Trustee, plus 9,000 for each Board
     Meeting  attended  ($500  per  telephonic  meeting).  Members  of the Audit
     Committee (other than the Chairman) receive additional annual  compensation of $2,500.  In addition,  the chairman of the Audit  Committee  receives an annual retainer

                                       34

     of $3,500.  Members of the Nominating  Committee  (other than the chairman)
     receive additional annual compensation of $1,500. In addition, the chairman of the  Nominating  Committee  receives an annual  retainer of $2,500.  The
     Independent Chairman receives an additional annual retainer of $3,500.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following three Independent Trustees: Jon Edward
Socolofsky,  Chairperson;  Kenneth R. Leibler;  and Robert A. Rudell.  The Audit
Committee held 5 meetings during the Trust's last fiscal year.

     Nominating  and  Governance  Committee:  This  committee  recommends  Board members,  fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for the Independent Trustees.
The committee will consider  shareholder  recommendations  for nomination to the
Board of  Trustees  only in the  event  that  there is a vacancy  on the  Board.
Shareholders who wish to submit  recommendations for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the Optimum Fund
Trust Nominating and Governance Committee,  c/o the Trust at 2005 Market Street,
Philadelphia,   Pennsylvania  19103.  Shareholders  should  include  appropriate information  on the  background  and  qualifications  of any person  recommended
(e.g., a resume),  as well as the candidate's  contact information and a written consent  from the  candidate  to serve if  nominated  and  elected.  Shareholder recommendations  for  nominations  to the Board will be  accepted  on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy  on the  Board.  The  committee  consists  of the  following  three
Independent Trustees: Durant Adams Hunter, Chairperson; Nicholas D. Constan; and
William W. Hennig.  The  Nominating  Committee  held 4 meetings  during the last fiscal year.

Codes of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Fund's financial intermediary wholesaler) have adopted Codes of Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act,  which govern  personal  securities  transactions.  Under the Codes of Ethics,  persons
subject  to  the  Codes  are   permitted   to  engage  in  personal   securities
transactions,  including  securities  that may be purchased or held by the Fund, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain  other  procedures  set forth in the  applicable  Code of  Ethics.  Each
Sub-Adviser  also has adopted a Code of Ethics  under Rule  17j-1.  The Codes of
Ethics are on public file with, and are available from, the SEC.

Proxy Voting
     The Board of  Trustees  of the  Trust  has  delegated  to the  Manager  the responsibility to vote proxies with respect to the portfolio  securities held by the  Funds.  The  Manager  has,  in  turn,  delegated  to each  Sub-Adviser  the responsibility to vote proxies with respect to portfolio  securities held by the portion of a Fund that such  Sub-Adviser  advises.  The Manager has retained the responsibility to vote proxies with respect to portfolio  securities held by the
Funds (or  portions  thereof)  that it advises  directly.  The  Manager and each
Sub-Adviser  have adopted policies and procedures with respect to voting proxies relating to securities  held in client  accounts for which it has  discretionary authority.  Copies of the  policies  and  procedures  for the  Manager  and each
Sub-Adviser are included with this Part B. See Appendix B- Proxy Voting Policies and Procedures.  By no later than August 31 of each year,  information,  if any, regarding how the Manager or Sub-Advisers  voted proxies  relating to the Funds'
portfolio  securities during the most recently  completed  12-month period ended
June  30 is  available  without  charge:  (i)  through  the  Funds'  website  at
www.optimummutualfunds.com; and (ii) on the SEC's Web site at www.sec.gov.

                                       35

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  each  Fund,  subject  to  the
supervision  and  direction of the Trust's  Board of Trustees.  The Manager also provides  investment  management  services to the Delaware  Investments(R) Funds.
Affiliates  of  the Manager  also  manage  other  investment  accounts.   While
investment  decisions  for the Funds are made  independently  from  those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment  decisions for the Fund.  The Manager is  registered  under the  Investment  Advisers  Act of 1940,  as  amended  (the
"Advisers Act").

     The Manager and its  predecessors  have been  managing  mutual  funds since
1938. As of March 31, 2006, the Manager and its affiliates  were managing in the aggregate  in excess of $120  billion  in assets  in  various  institutional  or separately managed,  investment company and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is an indirect subsidiary of
Delaware Management Holdings,  Inc. ("DMH"). DMH is an indirect subsidiary,  and subject to the ultimate control,  of Lincoln National  Corporation  ("Lincoln").
Lincoln,  with  headquarters  in  Philadelphia,  Pennsylvania,  is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

     DMH has consented to, and granted a  non-exclusive  license for, the use by any Fund or by the Trust of the  identifying  word  "Optimum" in the name of any
Fund or of the  Trust.  Such  consent is  subject  to  revocation  by DMH in its discretion,  if DMH or a subsidiary or affiliate  thereof is not employed as the investment  adviser of each Fund of the Trust. As between the Trust and DMH, DMH controls  the use of the name of the Trust  insofar  as such name  contains  the identifying word "Optimum." DMH may, from time to time, use the identifying word
"Optimum"  in other  connections  and for  other  purposes,  including,  without limitation,  in  the  names  of  other  investment  companies,  corporations  or businesses which it may manage, advise, sponsor or own or in which it may have a financial interest. DMH may require the Trust or any Fund thereof to cease using the  identifying  word "Optimum" in the name of the Trust or any Fund thereof if the Trust or any Fund thereof  ceases to employ DMH or a subsidiary or affiliate thereof as investment adviser.

     The  Trust and the  Manager  have  entered  into an  investment  management agreement  (the  "Management  Agreement"),  which was initially  approved by the
Board of  Trustees  at a meeting  held on July 17,  2003.  Under the  Management
Agreement,  the Manager has full discretion and  responsibility,  subject to the overall  supervision  of the Trust's  Board of Trustees,  to select and contract with  one or  more  investment  sub-advisers  ("Sub-Advisers"),  to  manage  the investment  operations and  composition  of each Fund, and to render  investment advice for each Fund,  including the purchase,  retention,  and  dispositions of investments,  securities  and  cash  contained  in  each  Fund.  The  Management
Agreement  obligates  the Manager to  implement  decisions  with  respect to the allocation  or  reallocation  of each Fund's assets among one or more current or additional  Sub-Advisers,  and to monitor the Sub-Advisers'  compliance with the relevant  Fund's  investment  objective,  policies and  restrictions.  Under the
Management  Agreement,  the  Trust  will bear the  expenses  of  conducting  its business.  The Trust and the  Manager  may share  facilities  in common to each, which may include legal and accounting personnel, with appropriate pro ration of expenses  between  them.  In  addition,  the  Manager  pays the  salaries of all officers and Trustees of the Trust who are  officers,  directors or employees of the Manager or its affiliates.

     The  Management  Agreement  had an  initial  term of two  years  and may be renewed  with  respect to each Fund only if such  renewal  and  continuance  are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the  renewal  thereof  have been  approved  by the vote of a majority of the
Trust's  Independent  Trustees who are not parties thereto or interested persons of any such party,  cast in person at a meeting called for the purpose of voting on such approval.  The Management Agreement may be terminated without penalty on
60 days' notice by the Trustees of the Trust or by the Manager.  The  Management
Agreement will terminate automatically in the event of its assignment.

                                       36

     As compensation for services rendered under the Management  Agreement,  the
Manager is entitled to receive an annual fee equal to the  following  percentage rates of the average daily net assets of each Fund:

------------------------------ ---------------------------------------------------
                                              Annual Management Fee Rate
Fund                                 (as a percentage of average daily net assets)
------------------------------ ---------------------------------------------------
Optimum Large Cap Growth Fund  0.8000% of assets up to $250 million
                               0.7875% of assets from $250 million to $300 million
                               0.7625% of assets from $300 million to $400 million
                               0.7375% of assets from $400 million to $500 million
                               0.7250% of assets over $500 million
------------------------------ ---------------------------------------------------
Optimum Large Cap Value Fund   0.8000% of assets up to $100 million
                               0.7375% of assets from $100 million to $250 million
                               0.7125% of assets from $250 million to $500 million
                               0.6875% of assets over $500 million
------------------------------ ---------------------------------------------------
Optimum Small Cap Growth Fund  1.1000% of assets
------------------------------ ---------------------------------------------------
Optimum Small Cap Value Fund   1.0500% of assets up to $75 million
                               1.0250% of assets from $75 million to $150 million
                               1.0000% of assets over $150 million
------------------------------ ---------------------------------------------------
Optimum International Fund     0.8750% of assets up to $50 million
                               0.8000% of assets from $50 to 100 million
                               0.7800% of assets from $100 to 300 million
                               0.7650% of assets from $300 to 400 million
                               0.7300% of assets over $400 million
------------------------------ ---------------------------------------------------
Optimum Fixed Income Fund      0.7000% of assets up to $25 million
                               0.6500% of assets from $25 million to $100 million
                               0.6000% of assets over $100 million
------------------------------ ---------------------------------------------------

     Each  Fund's  (except  the Small Cap Growth  Fund's)  management  fee, as a percentage of net assets, declines as assets increase above designated levels.

     During the past three fiscal years, the Funds paid the following investment management fees:

------------------------------- ---------------------- --------------------- --------------------
Fund                            March 31, 2006         March 31, 2005        March 31, 2004(1)
------------------------------- ---------------------- --------------------- --------------------
                                $3,407,574 earned      $1,308,224 earned     $154,104 earned
Optimum Large Cap Growth Fund   $2,760,242 paid        $979,349 paid         $0 paid
                                $647,332 waived        $328,875 waived       $154,104 waived
------------------------------- ---------------------- --------------------- --------------------
                                $3,036,354 earned      $1,196,220 earned     $150,768 earned
Optimum Large Cap Value Fund    $1,902,484 paid        $719,772 paid         $0 paid
                                $1,133,870 waived      $476,448 waived       $150,768 waived
------------------------------- ---------------------- --------------------- --------------------
                                $968,191 earned        $401,720 earned       $78,425 earned
Optimum Small Cap Growth Fund   $510,129 paid          $75,841 paid          $0 paid
                                $458,062 waived        $325,879 waived       $78,425 waived
------------------------------- ---------------------- --------------------- --------------------
                                $886,144 earned        $374,922 earned       $74,569 earned
Optimum Small Cap Value Fund    $190,968 paid          $61,990 paid          $0 paid
                                $695,176 waived        $312,932 waived       $74,569 waived
------------------------------- ---------------------- --------------------- --------------------
                                $1,173,105 earned      $493,006 earned       $83,943 earned
Optimum International Fund      $823,181 paid          $307,818 paid         $0 paid
                                $349,924 waived        $185,188 waived       $83,943 waived
------------------------------- ---------------------- --------------------- --------------------
                                $2,784,184 earned      $1,191,874 earned     $173,591 earned
Optimum Fixed Income Fund       $850,660 paid          $313,446 paid         $0 paid
                                $1,933,524 waived      $878,428 waived       $173,591 waived
---------------------------------------------------------------------------- --------------------

     (1) For the period August 1, 2003 to March 31, 2004.

                                       37

     Except  for  those  expenses  borne by the  Manager  under  the  Management
Agreement and the Distributor  under the  Distribution  Agreement,  each Fund is responsible  for all of its own expenses.  Among others,  these include a Fund's
proportionate  share  of  rent  and  certain  other   administrative   expenses;
investment  management  fees;  transfer and dividend  disbursing  agent fees and costs;  custodian expenses;  federal securities  registration fees; proxy costs;
and the costs of preparing prospectuses and reports sent to shareholders.

     The Manager has also entered into an Investment  Consulting  Agreement with
Linsco/Private Ledger Corp. ("LPL") to provide research to assist the Manager in evaluating and monitoring Fund  performance and the  Sub-Advisers  and in making recommendations  to the Trustees  about hiring and  changing  Sub-Advisers.  The
Manager is responsible  for paying the  consulting  fees out of its assets at an annual rate of 0.25% of each Fund's average net assets.

The Sub-Advisers
     The Manager  has entered  into  Sub-Advisory  Agreements  on behalf of each
Fund. The  Sub-Advisory  Agreements  obligate  Marsico Capital  Management,  LLC
("Marsico  Capital"),  T. Rowe Price  Associates,  Inc. ("T.  Rowe Price"),  TCW
Investment Management Company ("TCW"),  Massachusetts Financial Services Company
("MFS"),  Columbia Wanger Asset Management,  L.P. ("Columbia WAM"), Hotchkis and
Wiley Capital Management,  LLC ("H&W"),  the Delafield Asset Management Division
of Reich & Tang Asset  Management,  LLC  ("Delafield"),  The Killen Group,  Inc.
("Killen"),  AllianceBernstein L.P.  ("AllianceBernstein"),  Mondrian Investment
Partners Limited ("Mondrian"),  Oberweis Asset Management, Inc. ("Oberweis") and
Aberdeen  Asset  Management  Inc.  ("AAMI")   (referred  to  individually  as  a
"Sub-Adviser" and collectively as the "Sub-Advisers") to:

     (i)  make investment decisions on behalf of their respective Funds;
     (ii) place all orders for the  purchase and sale of  investments  for their respective  Funds  with  brokers or dealers  selected  by the  Manager and/or the Sub-Advisers; and
     (iii) perform   certain  limited   related   administrative   functions  in
          connection therewith.

     Marsico Capital is a wholly owned,  indirect subsidiary of Bank of America.
Columbia  WAM is an indirect,  wholly-owned  subsidiary  of Columbia  Management
Group,  Inc.,  which in turn is a  wholly-owned  subsidiary  of Bank of  America
Corporation.  T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, which is a publicly traded financial services holding company.  Societe Generale
Asset Management owns  approximately 67% of TCW's parent company (The TCW Group,
Inc.) as of March 31, 2005.  MFS is a subsidiary of Sun Life  Financial  Inc. of
Canada (U.S.) Financial  Services  Holdings,  Inc., which in turn is an indirect wholly owned  subsidiary of Sun Life  Financial,  Inc., a diversified  financial services  organization.  H&W is a limited liability company, the primary members of which are HWCap  Holdings,  a limited  liability  company  whose  members are current and retired  employees of H&W,  and  Stephens-H&W,  a limited  liability company whose primary member is SF Holding Corp., which is a diversified holding company. Delafield is a division of Reich & Tang Asset Management, LLC ("RTAM").
RTAM is wholly owned by IXIS Asset Management North America,  L.P., a subsidiary of IXIS Asset Management US Corporation.  As of June 30, 2006,  Alliance Capital
Management  Holding L.P.  holds an ownership  interest of  approximately  32% in
AllianceBernstein,  and AXA Financial Inc., a wholly owned  subsidiary of AXA (a financial  services holding  company),  holds direct and indirect  ownership and other  interests  in  AllianceBernstein  which  represent an  approximate  61.1%
economic interest in AllianceBernstein. AllianceBernstein's sole general partner is Alliance Capital  Management  Corporation,  which is an indirect wholly owned subsidiary of AXA. AAMI, a Delaware corporation and an SEC registered investment adviser, is a wholly owned subsidiary of Aberdeen Asset Management PLC.

     Pursuant  to the  terms  of the  Sub-Advisory  Agreements,  the  investment sub-advisory  fees  are paid by the  Manager  to the  Sub-Advisers  that are not affiliated  persons of the Manager at a percentage rate of the average daily net assets of a given Fund  managed by such  Sub-Adviser.  For the past three fiscal years, the Manager paid the Sub-Advisers the following  investment  sub-advisory fees:

-------------------------------------------- ----------------------- ----------------------- --------------------
Sub-Adviser (Fund)                               March 31, 2006          March 31, 2005       March 31, 2004(1)
-------------------------------------------- ----------------------- ----------------------- --------------------
Marsico Capital (Large Cap Growth Fund)            $1,099,068               $412,324               $47,706
-------------------------------------------- ----------------------- ----------------------- --------------------
T. Rowe Price (Large Cap Growth Fund)               $859,667                $324,404               $38,888
-------------------------------------------- ----------------------- ----------------------- --------------------
MFS (Large Cap Value Fund)                          $821,188                $343,980               $42,437
-------------------------------------------- ----------------------- ----------------------- --------------------
Morgan Stanley Investment Management Inc.(2)        $234,152                $343,548               $42,370
(Large Cap Value Fund)
-------------------------------------------- ----------------------- ----------------------- --------------------

                                       38

------------------------------------------- ----------------------- ----------------------- ---------------------
TCW(2) (Large Cap Value Fund)                       $648,158                  N/A                    N/A
-------------------------------------------- ----------------------- ----------------------- --------------------
Columbia WAM (Small Cap Growth Fund)                $384,462                $151,585               $53,471
-------------------------------------------- ----------------------- ----------------------- --------------------
Oberweis (Small Cap Growth Fund)                    $257,290                $114,156                 N/A
-------------------------------------------- ----------------------- ----------------------- --------------------
H&W (Small Cap Value Fund)                          $320,224                $134,730               $27,394
-------------------------------------------- ----------------------- ----------------------- --------------------
Delafield (Small Cap Value Fund)                    $266,705                $115,328               $22,420
-------------------------------------------- ----------------------- ----------------------- --------------------
Killen(3) (Small Cap Value Fund)                     $7,174                   N/A                    N/A
-------------------------------------------- ----------------------- ----------------------- --------------------
Mondrian (International Fund)                       $315,963                $131,017               $26,076
-------------------------------------------- ----------------------- ----------------------- --------------------
AllianceBernstein(4) (International Fund)           $112,573                  N/A                    N/A
-------------------------------------------- ----------------------- ----------------------- --------------------
Marsico (International Fund)                        $131,202                $141,854               $24,262
-------------------------------------------- ----------------------- ----------------------- --------------------
DIMA, Inc. (5),(6) (Fixed Income Fund)              $389,550                $292,510               $43,533
-------------------------------------------- ----------------------- ----------------------- --------------------
AAMI(6) (Fixed Income Fund)                         $216,148                  N/A                    N/A
-----------------------------------------------------------------------------------------------------------------

(1)  For the period August 1, 2003 to March 31, 2004.
(2)  Effective July 26, 2005,  TCW replaced  Morgan Stanley as one of the Fund's
     Sub-Adviser.
(3)  Effective January 18, 2006, Killen became a Sub-Adviser to the Fund.
(4)  Effective September 29, 2005,  AllianceBernstein replaced Marsico as one of the Fund's Sub-Advisers.
(5)  Deutsche Investment Management Americas, Inc.
(6)  Effective  December 2, 2005,  AAMI replaced DIMA, Inc. as one of the Fund's
     Sub-Advisers.

     The Manager  recommends  Sub-Advisers  for each Fund to the Trustees  based
upon  its   continuing   quantitative   and   qualitative   evaluation  of  each
Sub-Adviser's  skills in managing assets pursuant to specific  investment styles and  strategies.  Unlike many other mutual funds,  the Funds are not  associated with  any one  portfolio  manager,  and  benefit  from  independent  specialists selected from the investment management industry.

     The Sub-Advisers have discretion,  subject to oversight by the Trustees and the  Manager,  to purchase  and sell  portfolio  assets,  consistent  with their respective Funds' investment objectives,  policies and restrictions and specific investment strategies developed by the Manager.

     Generally,  no  Sub-Adviser  provides any services to any Fund except asset management and related  administrative  and recordkeeping  services.  However, a
Sub-Adviser or its affiliated  broker-dealer may execute portfolio  transactions for a  Fund  and  receive  brokerage  commissions  in  connection  therewith  as permitted by Section 17(e) of the 1940 Act.

     The Sub-Advisers also provide  investment  management  and/or  sub-advisory services to other mutual funds and may also manage private investment  accounts.
Although  investment  decisions for a Fund are made  independently from those of other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for a Fund.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the
Trust's  shares  under  a  Distribution  Agreement  dated  July  17,  2003.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell  shares of the Fund.  See the  Prospectuses  for  information  on how to invest.  Shares of the Fund are offered on a continuous basis by the Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Board of Trustees  annually reviews fees paid to the Distributor.

     During the last fiscal year, the Distributor  received net commissions from the Funds on behalf of their Class A Shares,  after  allowances  to dealers,  as follows:

-------------------------------- ----------------------------------------------------------------------------------
Fund                                                          Fiscal Year Ended March 31, 2006
--------------------------------- -------------------------------- ------------------------- ----------------------
                                        Total Amount of                Amounts Re-allowed to      Net Commission to
                                      Underwriting Commission                     Dealers                Distributor
--------------------------------- -------------------------------- ------------------------- ----------------------
Optimum Large Cap Growth Fund               $126,294                      $665,596                $791,890
--------------------------------- -------------------------------- ------------------------- ----------------------

                                       39

--------------------------------- -------------------------------- ------------------------- ----------------------
Optimum Large Cap Value Fund                $121,147                      $637,630                $758,777
--------------------------------- -------------------------------- ------------------------- ----------------------
Optimum Small Cap Growth Fund                $25,384                      $133,873                $159,257
--------------------------------- -------------------------------- ------------------------- ----------------------
Optimum Small Cap Value Fund                 $22,502                      $118,617                $141,119
--------------------------------- -------------------------------- ------------------------- ----------------------
Optimum International Fund                   $44,059                      $232,805                $276,864
--------------------------------- -------------------------------- ------------------------- ----------------------
Optimum Fixed Income Fund                    $99,604                      $656,002                $755,606
--------------------------------- -------------------------------- ------------------------- ----------------------

     The Distributor received in the aggregate CDSC payments with respect to the
Funds' Class B Shares as follows:

--------------------------------- --------------------------------------------
Fund                                   Fiscal Year Ended March 31, 2006
--------------------------------- --------------------------------------------
Optimum Large Cap Growth Fund                       $17,133
--------------------------------- --------------------------------------------
Optimum Large Cap Value Fund                        $18,827
--------------------------------- --------------------------------------------
Optimum Small Cap Growth Fund                       $3,443
--------------------------------- --------------------------------------------
Optimum Small Cap Value Fund                        $3,829
--------------------------------- --------------------------------------------
Optimum International Fund                          $7,617
--------------------------------- --------------------------------------------
Optimum Fixed Income Fund                           $23,817
--------------------------------- --------------------------------------------

     The  Distributor  received CDSC payments with respect to the Funds' Class C
Shares as follows:

--------------------------------- --------------------------------------------
Fund                                   Fiscal Year Ended March 31, 2006
--------------------------------- --------------------------------------------
Optimum Large Cap Growth Fund                       $32,436
--------------------------------- --------------------------------------------
Optimum Large Cap Value Fund                        $30,804
--------------------------------- --------------------------------------------
Optimum Small Cap Growth Fund                       $6,560
--------------------------------- --------------------------------------------
Optimum Small Cap Value Fund                        $6,096
--------------------------------- --------------------------------------------
Optimum International Fund                          $12,170
--------------------------------- --------------------------------------------
Optimum Fixed Income Fund                           $45,641
--------------------------------- --------------------------------------------

     Lincoln  Financial  Distributors,  Inc.  ("LFD"),  located  at 2001  Market
Street, Philadelphia, PA 19103, is an affiliate of the Manager and serves as the
Trust's financial  intermediary  wholesaler pursuant to a Financial Intermediary
Agreement with the Distributor dated July 17, 2003. LFD is primarily responsible for promoting the sale of Fund shares through  participating  securities dealers or other financial intermediaries. For its services, LFD receives a one-time fee from  the  Distributor  with  respect  to  each  sale  of  Fund  shares  through participating  securities  dealer or other financial  intermediaries  equal to a percentage of the NAV of such shares.  The rate of compensation  paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to the Funds' shares at the annual rate of 0.20% of the average daily net assets of such shares,  with a maximum  amount of $1 million  per  calendar  year and no  carryover  of fees in excess of such amount.  The fees associated with LFD's services to the Funds are borne exclusively by the Distributor and not by the Funds.

Fund Accounting, Administrative and Transfer Agency Services
     Delaware Service  Company,  Inc.  ("DSC""),  located at 2005 Market Street,
Philadelphia,   PA  19103-7094,   provides  the  Trust  with  fund   accounting,
administrative  and transfer agency services  pursuant to a Mutual Fund Services
Agreement.  The fund accounting  services provided by DSC include performing all functions  related to  calculating  each Fund's NAV, and providing all financial reporting services,  regulatory  compliance testing and other related accounting services. For providing these fund accounting services, the Trust pays DSC a fee at an annual rate of 0.04% of the Trust's total  average daily net assets,  plus out-of-pocket expenses, subject to certain minimums.

     DSC  also  provides  the  Trust  with  administrative   services  including
financial and tax reporting,  corporate  governance and preparation of materials and reports for the Board of Trustees.  DSC makes  available  the office  space, equipment,  personnel  and  facilities  required to provide such  administrative services to the Trust. For providing these  administrative  services,  the Trust pays DSC a fee at an annual rate of 0.35% of the Trust's total average daily net assets, plus out-of-pocket expenses.

     In addition, DSC serves as the shareholder  servicing,  dividend disbursing and transfer agent for each Fund. For providing these transfer agency  services, the Trust pays DSC a fee at an annual rate of 0.15% of the Trust's total average

                                       40

daily net assets, plus out-of-pocket expenses,  subject to certain minimums. DSC is an  affiliate  of the Manager,  and is a  subsidiary  of DMH and,  therefore,
Lincoln  National  Corporation.  DSC may also  contract  to  compensate  selling dealers for providing certain services to Fund shareholders.  These payments are made out of DSC's  compensation,  and may equal up to 0.25% of a Fund's  average daily net assets for  shareholders  that the selling dealer  services.  LPL, the consultant  to the Manager,  has been  engaged to provide such  services and DSC pays LPL a fee at an annual rate of 0.25% of average daily net assets.

Custodian
     The  JPMorgan  Chase  Bank  ("JPMorgan")  Chase  Bank,  located  at 4 Chase
Metrotech  Center,  Brooklyn,  NY 11245,  serves as the custodian of each Fund's securities  and cash.  As a  custodian  for the  Funds,  JP Morgan  maintains  a separate  account  or  accounts  for the  Funds;  receives,  holds and  releases portfolio  securities on account of the Fund;  receives and  disburses  money on behalf of the Fund;  and  collects and  receives  income and other  payments and distributions on account of the Fund's portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

A.   Other Accounts Managed

     The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of March 31, 2006.
This disclosure has been provided by the Manager and Sub-Advisor, as applicable.

Large Cap Growth Fund:
                                                                               No. of Accounts        Total Assets in
                                                                                    with               Accounts with
                                          No. of           Total Assets         Performance-           Performance-
                                         Accounts            Managed             Based Fees             Based Fees
                                         --------            -------             ----------             ----------
Marsico Capital
Thomas F. Marsico
Registered Investment Companies             37            $31.3 billion               0                     $0
Other Pooled Investment Vehicles            14             $1.9 billion               0                     $0
Other Accounts                             200*           $26.1 billion               0                     $0

T. Rowe Price
Robert W. Smith
Registered Investment Companies             11             $18 billion                0                     $0
Other Pooled Investment Vehicles             1            $109.9 million              0                     $0
Other Accounts                               4            $260.8 million              0                     $0

Large Cap Value Fund:
                                                                               No. of Accounts        Total Assets in
                                                                                    with               Accounts with
                                          No. of           Total Assets         Performance-           Performance-
                                         Accounts            Managed             Based Fees             Based Fees
                                         --------            -------             ----------             ----------
TCW
Diane Jaffee
Registered Investment Companies              6             $3.2 billion               0                     $0
Other Pooled Investment Vehicles             9             $3.9 billion               3                $3.3 billion
Other Accounts                              67             $5.4 billion               1               $600.2 million

                                       41

MFS
Steve R. Gorham
Registered Investment Companies             22            $33.5 billion               0                     $0
Other Pooled Investment Vehicles             2            $946.1 million              0                     $0
Other Accounts                              24             $8.5 billion               1               $446.8 million
Nevin P. Chitkara
Registered Investment Companies             22            $33.5 billion               0                     $0
Other Pooled Investment Vehicles             2            $946.1 million              0                     $0
Other Accounts                              24             $8.5 billion               1               $446.8 million

Small Cap Growth Fund:
                                                                               No. of Accounts        Total Assets in
                                                                                    with               Accounts with
                                          No. of           Total Assets         Performance-           Performance-
                                         Accounts            Managed             Based Fees             Based Fees
                                         --------            -------             ----------             ----------
Robert A. Mohn
Registered Investment Companies              3            $21.7 billion               0                     $0
Other Pooled Investment Vehicles             1            $464.4 million              0                     $0
Other Accounts                               6             $1.3 billion               0                     $0

Oberweis
James W. Oberweis
Registered Investment Companies             11              $1 billion                0                     $0
Other Pooled Investment Vehicles             0                  $0                    0                     $0
Other Accounts                              64             $1.2 billion               2               $119.2 million

Small Cap Value Fund:
                                                                               No. of Accounts        Total Assets in
                                                                                    with               Accounts with
                                          No. of           Total Assets         Performance-           Performance-
                                         Accounts            Managed             Based Fees             Based Fees
                                         --------            -------             ----------             ----------
H&W
David Green
Registered Investment Companies             18            $17.1 billion               1                $2.3 billion
Other Pooled Investment Vehicles             9            $982.5 million              0                     $0
Other Accounts                              161           $15.0 billion               6                $1.2 billion
Jim Miles
Registered Investment Companies             18            $17.1 billion               1                $2.3 billion
Other Pooled Investment Vehicles             9            $982.5 million              0                     $0
Other Accounts                              161           $15.0 billion               6                $1.2 billion
Joe Huber
Registered Investment Companies             18            $17.1 billion               1                $2.3 billion
Other Pooled Investment Vehicles             9            $982.5 million              0                     $0
Other Accounts                              161           $15.0 billion               6                $1.2 billion
Stan Majcher
Registered Investment Companies             18            $17.1 billion               1                $2.3 billion
Other Pooled Investment Vehicles             9            $982.5 million              0                     $0
Other Accounts                              161           $15.0 billion               6                $1.2 billion
George Davis
Registered Investment Companies             18            $17.1 billion               1                $2.3 billion
Other Pooled Investment Vehicles             9            $982.5 million              0                     $0
Other Accounts                              161           $15.0 billion               6                $1.2 billion

Delafield

                                       42

J. Dennis Delafield
Registered Investment Companies              3             $500 million               0                     $0
Other Pooled Investment Vehicles             6            $134.8 million              1                $31.7 million
Other Accounts                              90            $812.4 million              1                $63.4 million
Vincent Sellecchia
Registered Investment Companies              3             $500 million               0                     $0
Other Pooled Investment Vehicles             6            $134.8 million              1                $31.7 million
Other Accounts                              90            $812.4 million              1                $63.4 million

Killen
Lee S. Grout
Registered Investment Companies              4             $449 million               0                     $0
Other Pooled Investment Vehicles             2              $8 million                1                 $5 million
Other Accounts                              184            $161 million               0                     $0
Robert E. Killen
Registered Investment Companies              4             $449 million               0                     $0
Other Pooled Investment Vehicles             2              $8 million                1                 $5 million
Other Accounts                              184            $161 million               0                     $0

International Fund:
                                                                               No. of Accounts        Total Assets in
                                                                                    with               Accounts with
                                          No. of           Total Assets         Performance-           Performance-
                                         Accounts            Managed             Based Fees             Based Fees
                                         --------            -------             ----------             ----------
Emma Lewis
Registered Investment Companies              8            $5,228 million              0                     $0
Other Pooled Investment Vehicles             0                  $0                    0                     $0
Other Accounts                               3             $954 million               0                     $0
Hugh Serjeant
Registered Investment Companies              2             $365 million               0                     $0
Other Pooled Investment Vehicles             0                  $0                    0                     $0
Other Accounts                              16            $4,418 million              0                     $0
Fiona Barwick
Registered Investment Companies             11            $3,277 million              0                     $0
Other Pooled Investment Vehicles             0                  $0                    0                     $0
Other Accounts                               8            $2,657 million              0                     $0
AllianceBernstein
Sharon E. Fay
Registered Investment Companies             12             $3.9 billion               1                $779 million
Other Pooled Investment Vehicles            69             $1.6 billion               0                     $0
Other Accounts                              80             $13 billion                1                $438 million
Kevin Simms
Registered Investment Companies             12             $3.9 billion               1                $779 million
Other Pooled Investment Vehicles            69             $1.6 billion               0                     $0
Other Accounts                              80             $13 billion                1                $438 million
Henry D'Auria
Registered Investment Companies             12             $3.9 billion               1                $779 million
Other Pooled Investment Vehicles            69             $1.6 billion               0                     $0
Other Accounts                              80             $13 billion                1                $438 million

Fixed Income Fund:
                                                                               No. of Accounts        Total Assets in
                                                                                    with               Accounts with
                                          No. of           Total Assets         Performance-           Performance-
                                         Accounts            Managed             Based Fees             Based Fees
                                         --------            -------             ----------             ----------

                                       43

The Manager
Ryan Brist
Registered Investment Companies              9             $4.3 billion               0                     $0
Other Pooled Investment Vehicles             0                  $0                    0                     $0
Other Accounts                              40             $6.9 billion               1               $413.7 million
Tim Rabe
Registered Investment Companies              7             $2.2 billion               0                     $0
Other Pooled Investment Vehicles             0                  $0                    0                     $0
Other Accounts                               6            $223.3 million              0                     $0
Phil Perkins
Registered Investment Companies              5             $2.1 billion               0                     $0
Other Pooled Investment Vehicles             0                  $0                    0                     $0
Other Accounts                               1            $42.8 million               0                     $0
Steven R. Cianci
Registered Investment Companies             10             $2.3 billion               0                     $0
Other Pooled Investment Vehicles             2             $13 million                0                     $0
Other Accounts                              37             $2.1 billion               0                     $0
Paul Grillo
Registered Investment Companies              9             $2.3 billion               0                     $0
Other Pooled Investment Vehicles             2             $13 million                0                     $0
Other Accounts                              37             $2.1 billion               0                     $0

Aberdeen
Gary Bartlett
Registered Investment Companies              8             $3.1 billion               0                     $0
Other Pooled Investment Vehicles            14             $3.2 billion               0                     $0
Other Accounts                              156           $17.3 billion               2               $136.5 million
Thomas Flaherty
Registered Investment Companies              8             $3.1 billion               0                     $0
Other Pooled Investment Vehicles            14             $3.2 billion               0                     $0
Other Accounts                              156           $17.3 billion               2               $136.5 million
Warren Davis
Registered Investment Companies              8             $3.1 billion               0                     $0
Other Pooled Investment Vehicles            14             $3.2 billion               0                     $0
Other Accounts                              156           $17.3 billion               2               $136.5 million
Christopher Gagnier
Registered Investment Companies              8             $3.1 billion               0                     $0
Other Pooled Investment Vehicles            14             $3.2 billion               0                     $0
Other Accounts                              156           $17.3 billion               2               $136.5 million
Daniel Taylor
Registered Investment Companies              8             $3.1 billion               0                     $0
Other Pooled Investment Vehicles            14             $3.2 billion               0                     $0
Other Accounts                              156           $17.3 billion               2               $136.5 million
Timothy Vile
Registered Investment Companies              8             $3.1 billion               0                     $0
Other Pooled Investment Vehicles            14             $3.2 billion               0                     $0
Other Accounts                              156           $17.3 billion               2               $136.5 million

B.   Description of Potential Material Conflicts of Interest

                                       44

1.   Large Cap Growth Fund:

Marsico Capital
     Portfolio  managers at Marsico Capital typically manage multiple  accounts.
These  accounts may include,  among  others,  mutual  funds,  separate  accounts
(assets  managed on behalf of institutions  such as pension funds,  colleges and universities,  foundations, and accounts managed on behalf of individuals),  and commingled trust accounts. Portfolio managers make investment decisions for each portfolio,  including  the  Optimum  Fund  Large Cap  Growth  Fund  based on the
investment  objectives,   policies,  practices  and  other  relevant  investment
considerations  that the  managers  believe are  applicable  to that  portfolio.
Consequently,  portfolio  managers  may purchase  (or sell)  securities  for one portfolio and not another  portfolio,  or may take similar actions for different portfolios at different times. Consequently,  the mix of securities purchased in one  portfolio  may perform  better  than the mix of  securities  purchased  for another  portfolio.  Similarly,  the sale of  securities  from one portfolio may cause  that  portfolio  to  perform  better  than  others  if the value of those securities decline.

     Potential  conflicts  of  interest  may also arise when  allocating  and/or aggregating  trades.  Marsico Capital often aggregates into a single trade order several  individual  contemporaneous  client trade orders in a single  security.
Under Marsico Capital's trade management policy and procedures,  when trades are aggregated  on  behalf  of more  than one  account,  such  transactions  will be allocated to all  participating  client accounts in a fair and equitable manner.
With respect to IPOs and other  syndicated or limited  offerings,  it is Marsico
Capital's  policy to seek to assure that over the long term,  accounts  with the same or similar investment  objectives will receive an equitable  opportunity to participate  meaningfully and will not be unfairly  disadvantaged.  To deal with such  situations,  Marsico  Capital  has adopted  policies  and  procedures  for
allocating  such  transactions  across  multiple  accounts.   Marsico  Capital's
policies  also seek to ensure  that  portfolio  managers  do not  systematically allocate other types of trades in a manner that would be more  beneficial to one
account  than  another.   Marsico  Capital's   compliance   department  monitors
transactions  made on behalf of multiple  clients to seek to assure adherence to its policies.

     As discussed  above,  Marsico Capital has adopted and implemented  policies and procedures  that seek to minimize  potential  conflicts of interest that may arise  as a  result  of a  portfolio  manager  advising  multiple  accounts.  In addition, Marsico Capital monitors a variety of areas, including compliance with primary Fund guidelines,  the allocation of securities,  and compliance with its
Code of Ethics.

T. Rowe Price
     Portfolio  managers at T. Rowe Price typically  manage  multiple  accounts.
These  accounts may include,  among  others,  mutual  funds,  separate  accounts
(assets  managed on behalf of institutions  such as pension funds,  colleges and universities,  foundations),  and commingled trust accounts.  Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies,  practices  and  other  relevant  investment  considerations  that the managers  believe are  applicable  to that  portfolio.  Consequently,  portfolio managers may purchase (or sell)  securities  for one  portfolio  and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures  which it believes are  reasonably  designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Portfolio Manager's Compensation" section, our portfolio managers'  compensation  is  determined  in the same manner with  respect to all portfolios managed by the portfolio manager.

2.   Large Cap Value Fund:

TCW

     Actual or  potential  conflicts  of  interest  may arise  when a  portfolio manager has management  responsibilities to more than one account (including the
Fund),  such as devotion of unequal time and attention to the  management of the accounts,  inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio  manager  or  TCW  has  a  greater  financial  incentive,  such  as  a performance  fee  account  or where an account  or fund  managed by a  portfolio manager has a higher fee sharing  arrangement  than the portfolio  manager's fee sharing  percentage  with  respect to the Fund.  TCW has  adopted  policies  and procedures

                                       45

reasonably  designed to address  these types of  conflicts  and TCW believes its policies and procedures  serve to operate in a manner that is fair and equitable among its clients, including the Fund.

MFS
     MFS seeks to identify  potential  conflicts  of interest  resulting  from a portfolio  manager's  management  of both the Fund and  other  accounts  and has adopted policies and procedures designed to address such potential conflicts.

     In certain  instances  there may be  securities  which are suitable for the
Fund's portfolio as well as for accounts with similar  investment  objectives of the Adviser or subsidiary of the Adviser.  Securities  transactions for the Fund and other accounts with similar investment  objectives are generally executed on the same day, or the next day.  Nevertheless,  it may develop  that a particular security  is bought or sold for only one client even though it might be held by, or bought or sold for, other  clients.  Likewise,  a particular  security may be bought for one or more clients  when one or more other  clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security,  the  securities  are allocated  among clients in a manner believed by MFS to be fair and equitable to each. It is recognized  that in some cases this system could have a detrimental  effect on the price or volume of the security as far as the Fund is concerned.  In most cases,  however, MFS believes that the Fund's  ability to  participate  in volume  transactions  will  produce better executions for the Fund.

     MFS does not receive a performance  fee for its management of the Fund. MFS and/or a  portfolio  manager may have an  incentive  to  allocate  favorable  or limited opportunity  investments or structure the timing of investments to favor accounts other than the Fund- for instance; those that pay a higher advisory fee and/or have a performance fee.

3.   Small Cap Growth Fund:

Columbia Wanger Asset Management, Inc. ("Columbia WAM")
     Like other  investment  professionals  with multiple  clients,  a portfolio manager  for a  Fund  may  face  certain  potential  conflicts  of  interest  in connection  with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts,  which Columbia WAM believes are faced by investment  professionals  at most major financial  firms.
Columbia  WAM has adopted  compliance  policies and  procedures  that attempt to address certain of these potential conflicts.

     The  management  of accounts with  different  advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

     o    The most  attractive  investments  could be  allocated  to  higher-fee accounts.
     o    The  trading  of  higher-fee  accounts  could be  favored as to timing and/or  execution  price.  For example,  higher-fee  accounts could be permitted to sell securities earlier than other accounts when a prompt sale  is  desirable  or to  buy  securities  at an  earlier  and  more opportune time.
     o    The  trading of other  accounts  could be used to  benefit  higher-fee accounts (front- running).
     o    The  investment  management  team could  focus  their time and efforts
          primarily  on  higher-fee   accounts  due  to  a  personal   stake  in
          compensation.

     Potential  conflicts of interest may also arise when the portfolio  manager may have personal  investments in other accounts that may create an incentive to favor those  accounts.  As a general  matter and subject to limited  exceptions,
Columbia WAM's investment professionals do not have the opportunity to invest in client accounts, other than the mutual funds managed by Columbia WAM.

     A potential  conflict of interest may arise when a Fund and other  accounts purchase or sell the same  securities.  On  occasions  when a portfolio  manager considers  the  purchase or sale of a security to be in the best  interests of a
Fund as well as other  accounts,  Columbia WAM's trading desk may, to the extent permitted by applicable  laws and  regulations,  aggregate the  securities to be sold or  purchased  in order to obtain the best  execution  and lower  brokerage commissions,  if any.  Aggregation  of  trades  may  create  the  potential  for unfairness to the Fund or another account if one account is

                                       46

favored  over  another in  allocating  the  securities  purchased  or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

     "Cross trades," in which one Columbia  account sells a particular  security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest.  Cross trades may be seen to involve a potential  conflict of interest if, for  example,  one account is permitted to sell a security to another  account at a higher price than an independent  third party would pay.  Columbia WAM and the Trustees of the funds managed by Columbia
WAM have  adopted  compliance  procedures  that  provide  that any  transactions between  the Funds and  another  Columbia-advised  account  are to be made at an independent current market price, as required by law.

     Another  potential  conflict of interest  may arise based on the  different investment  objectives  and  strategies  of the Funds and  other  accounts.  For example, another account may have a shorter-term investment horizon or different investment  objectives,  policies  or  restrictions  than a Fund.  Depending  on another  account's  objectives or other  factors,  a portfolio  manager may give advice and make  decisions  that may differ from advice given,  or the timing or nature of  decisions  made,  with  respect to a Fund.  In  addition,  investment decisions are the product of many factors in addition to basic  suitability  for the particular  account involved.  Thus, a particular  security may be bought or sold for  certain  accounts  even  though it could have been  bought or sold for other  accounts at the same time.  More  rarely,  a  particular  security may be bought for one or more accounts managed by a portfolio  manager when one or more other accounts are selling the security  (including  short sales).  There may be circumstances  when  purchases or sales of portfolio  securities for one or more accounts may have an adverse effect on other accounts.

     A Fund's portfolio  manager who is responsible for managing  multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or  accounts.  As a result,  the portfolio  manager may not be able to formulate  as  complete a strategy  or identify  equally  attractive  investment opportunities  for each of those accounts as might be the case if he or she were to devote  substantially  more attention to the management of a single fund. The effects of this  potential  conflict may be more  pronounced  where funds and/or accounts overseen by a particular  portfolio  manager have different  investment strategies.

     A Fund portfolio  managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities  transactions for the Funds.  In addition to executing  trades,  some brokers and dealers  provide portfolio  managers  with  brokerage  and research  services (as those terms are defined in Section  28(e) of the 1934 Act),  which may result in the  payment of higher brokerage fees than might have otherwise be available. These services may be more  beneficial to certain  funds or accounts  than to others.  Although the payment  of  brokerage  commissions  is  subject  to the  requirement  that  the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund, a portfolio  manager's decision as to the selection of brokers and dealers could yield  disproportionate  costs and benefits among the Funds and/or accounts that he or she manages.

     Columbia  WAM  or  an  affiliate  may  provide  more   services   (such  as
distribution  or  recordkeeping)  for some types of funds or  accounts  than for others.  In such cases,  a portfolio  manager may  benefit,  either  directly or indirectly, by devoting  disproportionate  attention to the management of a Fund and/or accounts that provide  greater overall returns to the investment  manager and its affiliates.

     A Fund  portfolio  manager  may also  face  other  potential  conflicts  of interest  in managing  the Funds,  and the  description  above is not a complete description  of every  conflict that could be deemed to exist in managing both a
Fund and other accounts.  In addition,  the Funds'  portfolio  managers may also manage other accounts  (including  their personal assets or the assets of family members) in their personal  capacity.  The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at  Columbia  WAM,  including  the Funds'  portfolio  managers,  are  subject to restrictions on engaging in personal securities  transactions  pursuant to Codes of Ethics  adopted by Columbia WAM and the Funds,  which contain  provisions and requirements  designed to identify  and address  certain  conflicts  of interest between personal investment activities and the interests of the Funds.

Oberweis
     As indicated in the above table, James W. Oberweis is primarily responsible for the day-to-day  management of other accounts,  including other accounts with investment strategies similar to the Optimum Small Cap Growth Fund

                                       47

(OASGX). Those accounts include The Oberweis Funds, other mutual funds for which
Oberweis serves as investment  sub-adviser,  separately managed accounts and the personal/proprietary  accounts of Mr. Oberweis.  The fees earned by Oberweis for managing client accounts may vary among those accounts, particularly because for at least two accounts,  Oberweis is paid based upon the  performance  results of the account.  In addition,  Mr.  Oberweis may personally  invest in The Oberweis
Funds. These factors could create conflicts of interest because Mr. Oberweis may have  incentives  to favor  certain  accounts  over  others,  resulting in other accounts  outperforming  the OASGX.  A conflict  may also exist if Mr.  Oberweis identifies a limited  investment  opportunity  that may be appropriate  for more than one  account,  but the  OASGX is not able to take  full  advantage  of that opportunity due to the need to allocate the opportunity among multiple accounts.
In addition,  Mr. Oberweis may execute transactions for another account that may adversely impact the value of securities held by the OASGX.

     However,  Oberweis believes that these risks are mitigated by the fact that accounts with like  investment  strategies or which hold the same securities are generally  managed in a similar  fashion,  subject to  exceptions to account for particular  investment  restrictions  or other  limitations  applicable  only to certain  accounts,  as well as differences in each account's  initial  holdings, cash flow,  account size and other  factors.  In addition,  Oberweis has adopted trade allocation  procedures that require  equitable  allocation of trades for a particular security among participating  accounts over time and a Code of Ethics that addresses  possible  conflicts  between  personal trades and client trades.
These policies are described as part of the Statement of Additional  Information of The Oberweis Funds.

4.   Small Cap Value Fund:

H&W
     The Fund is managed  by H&W's  investment  team  ("Investment  Team").  The
Investment  Team also manages  institutional  accounts and other mutual funds in several  different  investment  strategies.  The portfolios within an investment strategy are managed using a target portfolio;  however, each portfolio may have different restrictions,  cash flows, tax and other relevant considerations which may preclude a portfolio from  participating  in certain  transactions  for that investment strategy. Consequently, the performance of portfolios may vary due to these different  considerations.  The Investment Team may place transactions for one investment  strategy that are directly or indirectly  contrary to investment decisions made on behalf of another investment  strategy.  H&W may be restricted from  purchasing more than a limited  percentage of the outstanding  shares of a company.  If a  company  is a viable  investment  for more  than one  investment strategy,  H&W has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably.

     Different  types of accounts and  investment  strategies may have different fee structures.  Additionally,  certain accounts pay H&W performance-based fees, which  may vary  depending  on how  well  the  account  performs  compared  to a benchmark.  Because  such fee  arrangements  have the  potential  to  create  an incentive  for H&W to favor such  accounts in making  investment  decisions  and allocations,  H&W has adopted  polices  and  procedures  reasonably  designed to ensure that all of its clients are treated  fairly and  equitably,  including in respect of allocation decisions, such as initial public offerings.

     Since all  accounts  are managed to a target  portfolio  by the  Investment
Team,  adequate time and resources are  consistently  applied to all accounts in the same investment strategy.

Delafield

     As indicated in the above table,  Messrs.  Delafield  and  Sellecchia  (the
"Portfolio  Managers",  each a  Portfolio  Manager  of  Delafield  manage  other accounts in addition  to the  Optimum  Small Cap Value Fund of the Optimum  Fund
Trust  (hereinafter   referred  to  as  the  "Fund").  The  Portfolio  Managers'
management  of these other  accounts  may give rise to  potential  conflicts  of interest.  These potential conflicts include those that may arise as a result of the  structure  of the  Portfolio  Managers'  compensation  as well as conflicts relating to the selection and allocation of investment  opportunities.  RTAM has adopted  policies and procedures  that are designed to identify and minimize the effects of these potential  conflicts,  however,  there can be no guarantee that these policies and procedures will be effective in detecting potential conflicts or in eliminating the effects of any such conflicts.  Certain  components of the
Portfolio Managers'  compensation structure may give rise to potential conflicts of  interest to the extent that a  Portfolio  Manager may have an  incentive  to favor or devote more effort in managing an account or accounts  that impact,  or impact to a larger  degree,  their  overall  compensation.  In  particular,  Mr.
Sellecchia's  compensation includes a performance-based fee for certain accounts that he

                                       48

manages whereas he does not receive a  performance-based  fee in connection with his management of the Fund. As a result,  since this portion of his compensation is directly tied to the  performance of certain  accounts,  and not the Fund, he may have an incentive to favor those accounts to the  disadvantage  of the Fund.
In addition,  as described above,  both Portfolio  Managers receive a portion of the profits  generated by Delafield and such profits are generally  derived from the fees Delafield  receives from managing the Fund and other  accounts.  To the extent that  accounts  other than the Fund have the  potential to generate  more profits  for  Delafield  than  the  Fund,  the  Portfolio  Managers  may have an incentive to favor such other accounts.

     Due to the fact that the Portfolio  Managers manage multiple  accounts with similar  objectives,  and thus frequently  purchase and sell the same securities for such accounts,  certain  allocation  issues may arise.  In particular,  if a
Portfolio  Manager  identifies  a limited  investment  opportunity  which may be suitable  for more  than one fund or  account,  the Fund may not be able to take full advantage of that  opportunity  due to an allocation of filled  purchase or sale orders across all eligible funds and other  accounts.  In addition,  in the event a Portfolio  Manager  determines  to purchase a security for more than one account in an  aggregate  amount  that may  influence  the  market  price of the security,  accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the  security  or the greater the  percentage  that the  proposed aggregate  purchases or sales  represent of average  daily trading  volume,  the greater the  potential for accounts  that make  subsequent  purchases or sale to receive a less favorable price.

     Where  consistent  with RTAM's duty to seek best execution on behalf of its clients,  order for multiple  accounts may be aggregated for  execution.  To the extent equity trades are aggregated,  securities purchased or sold are allocated to the participating  accounts in the manner the Portfolio Manager determines to be the most  fair and  equitable  consistent  with its  fiduciary  duties to its clients.  RTAM (or Delafield) allocates partial fills of securities purchased in initial  public  offerings  on a random  basis among the accounts for which such securities  have been deemed to be suitable.  Where trade orders are aggregated, each account that  participates in such order will generally receive the average price  for  such  securities.  Orders  for  certain  accounts  may,  due to cash
availability,   investment  restrictions  or  otherwise,   not  be  eligible  to
participate  in such  aggregate  transactions  and could  therefore  potentially receive a less  favorable  price or allocation  than the accounts for which such orders were aggregated.  RTAM's policies and procedures are designed to minimize the risk that an account could be systematically  advantaged or disadvantaged in connection  with the allocation of investment  opportunities  and aggregation of trade  orders.  Nevertheless,  there can be no assurance  that such policies and procedures  will be  effective  in  preventing  instances  where one  account is advantaged or disadvantage over another.

Killen
     Conflicts of Interest.  Killen realizes that as investment  advisor it is a fiduciary of its clients and owes them a duty of undivided loyalty.  As a result of its  relationship  with its clients,  Killen has adopted written policies and procedures  to deal with the actual or potential  conflicts of interest that may arise in the operation of its business.  Killen has developed these policies and procedures so that it may reasonably be able to detect,  manage and mitigate the effects of actual or  potential  conflicts  of  interest in the area of employee
personal  trading,   managing   multiple  accounts  and  allocating   investment
opportunities.

     Employee  Personal  Trading.  Killen  has  adopted  a Code of  Ethics  that regulates  the  personal  securities  trading of all  employees.  Employees  are required to disclose their personal holdings upon commencement of employment. If the employee maintains a brokerage account,  statements and trade  confirmations are sent  directly from the brokerage  firm to Killen's  compliance  department.
Employees without brokerage accounts must submit quarterly reports on whether or not they engaged in any securities transactions. Also, all employees must submit quarterly  statements  on any  transactions  in mutual funds  managed by Killen.
Employees  may not  purchase  any  security  held in a client's  account.  If an employee owns a security held in a client's account,  he or she may only sell it during  certain  black  out  periods  and all  securities  transactions  must be pre-cleared.

     Managing Multiple Accounts and Allocating Investment Opportunities.  Killen
has an Investment  Management  Committee (the "Committee") of portfolio managers and analysts that manages all client accounts.  The Committee meets regularly to review  portfolio  holdings and discuss  purchase and sale  activity.  Committee members  buy and sell  securities  for  clients  as they see fit,  guided by the client's investment objective.

                                       49

     Killen has adopted  policies and procedures for the aggregation of clients'
orders and the  allocation of the  aggregated  trades.  Orders are aggregated to promote  fairness.  Orders may be  aggregated  only if the  trader or  portfolio manager  determines it is in the best interests of each client  participating in the order,  it is consistent  with Killen's duty to obtain best  execution,  and consistent with the terms of the advisory contract of each participating client.
The price of the securities  purchased or sold in an aggregated order will be at the average share price for all  transactions of the clients in that security on a given day. The allocation of securities  obtained in an aggregated  securities order will be made in accordance with Killen's trade allocation procedures.

     The  Chief  Operating  Officer  of  Killen  will  review  periodically  all aggregated  trades to ensure that the policies and procedures are being followed and that no  client is being  systematically  disadvantaged  by the  aggregation procedures.  The Chief Operating  Officer shall be responsible for ensuring that
aggregated   trades  are  allocated  to  client   accounts  in  accordance  with
procedures.

5.   International Fund:

Mondrian
     Mondrian's description of any material conflicts of interest that may arise in connection with its management of the Fund's  investments and the investments of the other  accounts is explained in general terms in the Mondrian  Compliance
Program. The relevant extract from the Program is included below:

     Definition  of a "Material  Interest."  The  Company  considers a "Material
Interest" in relation to a transaction to be any interest of a material  adverse nature, other than:

     (a) fees and disclosable commission on the transaction;

     (b)  goods or  services  which  can  reasonably  be  expected  to assist in carrying on  designated  investment  business with or for clients and which are provided or to be provided under a soft dollar agreement.

     If employees are aware of anything  that could be a material  interest then they should report it to the Chief Compliance Officer or the Managing Director.

     Fair  Trading  if a  Material  Interest  arises.  The  Company  should  not knowingly advise or effect a transaction for any client in which the Company has a Material Interest or a relationship which gives rise to a conflict of interest in relation to such a transaction,  unless the Company takes reasonable steps to ensure fair treatment for the client.

     In the event of a Material Interest arising, the Company should:

     (a)  disclose to the client  (whether in a Terms of Business or  otherwise)
     any Material Interest or conflict of interest or duty it has in relation to a transaction before it advises that client about the transaction, or deals on behalf of that client in the exercise of  discretion;  and to believe on reasonable  grounds  that the  client  does  not  object  to that  Material
     Interest or conflict; or

     (b) if disclosure is impracticable,  disregard the interest or conflict, so that any disadvantage to the client is avoided; or

     (c) ensure that any such Material Interest or conflict is eliminated.

     The following are examples of potential conflicts:

     o    Dealing in investments as principal.  The Company is not authorized to invest directly in securities on its own account.

     o    Dealing  in  investments  as agent  for more than one  party.  This is managed through the operation of dealing  policies  designed to ensure the fair and equal  treatment of all clients e.g.  the  allocation  of aggregated  trades

                                       50

          among clients (refer to Section 3.8.3 below,  "Simultaneous Management of Client Portfolios" and Section 3.23 "Trading Policies).

     o    Dealing as dual agent e.g. agency crosses or internal  switches (refer to Section 3.8.3 below, "Simultaneous Management of Client Portfolios"
          and Section 3.23 "Trading Policies" for further details).

     o    Transacting  client trades with an affiliated  broker. The Company has only one affiliated broker and no client transactions are permitted to be executed through this entity.

     o    Performance  Fees. The Company may offer a performance fee arrangement to clients on request. The potential conflict of interest arising from performance-related  fees is addressed by the Company's  procedure for the  allocation of aggregated  trades among clients (for details refer
          to   Section   3.8.3   below   "Simultaneous   Management   of  Client
          Portfolios").

     o    Pricing and  Valuation.  To avoid the  potential  conflict of interest inherent in every  valuation  where the fund manager is compensated on asset size and/or portfolio  performance,  the Company has adopted and approved policies and procedures specifically  identifying the pricing source to be used for specific  security types.  Refer to Section 3.25
          Valuation/Pricing for further details.  Compliance with these policies and  procedures is monitored  using  exception  reporting,  as well as regular review,  testing and evaluation of the  appropriateness of the procedures.

     If an employee is  uncertain as to whether an interest or  relationship  is material and adverse, they should consult the Chief Compliance Officer.

     Directorships  and  External   Appointments.   Directorships  of  companies
external  to the Company may be  material.  Before  accepting  an  executive  or
non-executive   directorship  or  any  other  appointment  in  another  company, employees,  including executive directors, must obtain the prior approval of the
Managing  Director.  The Chief  Compliance  Officer must be informed of all such appointments and changes.

     Simultaneous  Management  of Client  Portfolios  Acting  Collectively.  The
Company does and may act for a number of clients collectively. When proposing to act for clients  collectively  the Company will not do so before  ensuring  that there will be no material adverse effect on any client.

     Allocation of Investment Opportunities.  Investment opportunities should be allocated  among  clients in an  equitable  manner.  For equity  portfolios  the
Company  makes stock  selection  decisions  at  committee  level.  Those  stocks identified  as  investment  opportunities  are  added to the  Company's  list of approved stocks ("Stock List"). Portfolios will hold only those stocks contained in the Stock List, and portfolios governed by the same or a similar mandate will be structured  similarly (that is, will hold the same or comparable stocks), and will exhibit similar  characteristics.  For bond portfolios investment decisions are also  committee  based,  and all bond  portfolios  governed by the same or a similar mandate are structured in the same way. Sale and purchase  opportunities identified at regular  investment  meetings will be applied to portfolios across the board,  subject to the requirements of individual  client mandates.  Clients with performance-based  fees shall be allocated investment  opportunities in the same way as clients whose fees are not performance-based.

     Allocation  of  Aggregated  Trades.  All  allocations  must be fair between clients and, to be  reasonable in the  interests of clients,  will  generally be made in proportion to the size of the original orders placed. However where such allocation  would create a material adverse effect on a client an adjustment may be made to the allocation.  Where such adjustment is considered appropriate, the
Company's  normal policy will be to adopt a random method of allocation  between clients  achieved  through an automated  process.  Such  allocations  should not conflict with any instructions a client may have issued, or with any limitations placed on the degree of discretion the Portfolio Manager has to act on behalf of the client.

     Dual Agency/Cross Trade. Dual Agency (also known as Cross Trading) concerns those  transactions  where  the  Company  acts as agent  for both the  buyer and seller.  The  Company may from time to time act as agent for both  parties  with respect to transactions in investments.  If the Company  proposes to act in such capacity the Portfolio Manager will

                                       51

first: (a) obtain approval from the Chief Compliance Officer; and (b) inform the customer of the capacity in which the Company is acting.

     If a Dual  Agency  transaction  is  conducted,  the  Company  should  issue contract notes to the customers where relevant.

     No Dual Agency transaction can be undertaken for any ERISA customer.

     Managing  Conflicts of Interest in respect of Employee  Personal  Dealings.
The Company  must take  reasonable  steps to ensure that none of its  directors, officers or employees (or those of its  associates)  effects any  transaction on their own account which conflicts with client  interests.  These individuals are also prohibited from procuring any other person to enter into such a transaction
(except in the proper course of their employment).  For the purposes of clarity, this will include,  but is not limited to, anyone connected with that individual by reason of a domestic or business  relationship  (other than as arises  solely because that person is a client of the  Company)  such that the  individual  has influence  over that  person's  judgement  as to how to invest his  property  or exercise any rights attaching to his Investments. The Company rules which govern personal  account dealing and general  ethical  standards are set out in Section
3.7 "Code of Ethics" of this Program.

     Chinese Wall Issues. Any other conflicts of interest arising from access to nonpublic  information are addressed in the Mondrian Investment Partners Limited
Code of Ethics under "Policy Statement on Insider Trading and Securities Fraud".

     Monitoring  of  Compliance  with  Conflicts  of  Interest  Procedures.  The
Company's Compliance  Monitoring Program incorporates  periodic reviews of areas where  conflicts  of  interest  might  arise,  including  procedures  for  trade allocation,  dual agency trades,  affiliated brokers,  daily pricing and others.
Conflicts of interest arising from personal  securities  trading and other areas covered by the  Company's  Code of Ethics and the  Policy  Statement  on Insider
Trading and Securities Fraud (see above Section 3.7) are also subject to regular review.

     Any apparent  violations of the above  procedures shall be investigated and reported  to the  Chief  Compliance  Officer,  who  will  determine  any  action necessary, including amendments to existing procedures.

     Any  material  findings  would be  reported  to senior  management  and the
Compliance  Committee  (a  sub-committee  of the  Company's  Board)  and,  where required, any relevant regulator.

AllianceBernstein
     As an investment adviser and fiduciary,  AllianceBernstein owes its clients and  shareholders  an undivided duty of loyalty.  We recognize that conflicts of interest are inherent in our business and  accordingly  have developed  policies and procedures (including oversight  monitoring)  reasonably designed to detect, manage and mitigate the effects of actual or potential  conflicts of interest in the area of employee personal  trading,  managing multiple accounts for multiple clients,  including  AllianceBernstein  Mutual Funds, and allocating  investment
opportunities.   Investment  professionals,  including  portfolio  managers  and research  analysts,  are subject to the  above-mentioned  policies and oversight monitoring  to ensure  that all  clients  are  treated  equitably.  We place the interests  of our clients  first and expect all of our  employees  to meet their fiduciary duties.

     Employee Personal Trading

     AllianceBernstein has adopted a Code of Business Conduct and Ethics that is
designed  to  detect  and  prevent   conflicts  of  interest   when   investment
professionals  and  other  personnel  of  AllianceBernstein  own,  buy  or  sell securities  which may be owned by,  or  bought  or sold for,  clients.  Personal securities  transactions  by an  employee  may  raise a  potential  conflict  of interest  when an  employee  owns or  trades  in a  security  that is  owned  or considered for purchase or sale by a client, or recommended for purchase or sale by an  employee to a client.  Subject to the  reporting  requirements  and other limitations  of its  Code of  Business  Conduct  and  Ethics,  AllianceBernstein
permits its employees to engage in personal  securities  transactions,  and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct  purchase,  401K/profit  sharing plan  investment  and/or  notionally  in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal

                                       52

accounts and maintenance of brokerage  accounts with  designated  broker-dealers approved  by  AllianceBernstein.  The Code  also  requires  preclearance  of all securities  transactions  and imposes a one-year  holding  period for securities purchased by employees to discourage short-term trading.

     Managing Multiple Accounts for Multiple Clients

     AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for  multiple  clients.  Conflicts  of  interest  may arise  when an  investment professional has  responsibilities  for the investments of more than one account because  the  investment  professional  may be unable to devote  equal  time and
attention  to  each  account.   The   investment   professional   or  investment
professional teams for each client may have responsibilities for managing all or a portion of the  investments  of  multiple  accounts  with a common  investment
strategy,   including  other  registered  investment   companies,   unregistered
investment  vehicles,  such as hedge funds,  pension plans,  separate  accounts,
collective   trusts   and   charitable   foundations.    Among   other   things,
AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment  recommendations by analysts so that investment  professionals are better able to develop investment strategies for all accounts they manage.  In addition,  investment  decisions by investment  professionals are reviewed for the purpose of maintaining uniformity among  similar  accounts and ensuring that  accounts are treated  equitably.  No investment  professional that manages client accounts carrying  performance fees is compensated  directly or specifically  for the performance of those accounts.
Investment  professional  compensation reflects a broad contribution in multiple dimensions  to  long-term  investment  success  for our  clients and is not tied specifically to the performance of any particular  client's  account,  nor is it directly tied to the level or change in the level of assets under management.

     Allocating Investment Opportunities

     AllianceBernstein has policies and procedures intended to address conflicts of interest  relating  to the  allocation  of  investment  opportunities.  These policies  and  procedures  are designed to ensure that  information  relevant to investment  decisions is disseminated  promptly within its portfolio  management teams and  investment  opportunities  are allocated  equitably  among  different
clients.  The  investment  professionals  at  AllianceBernstein   routinely  are
required  to  select  and  allocate  investment  opportunities  among  accounts.
Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts,  which minimizes the potential for conflicts of interest relating to the allocation of investment  opportunities.  Nevertheless, investment  opportunities may be allocated differently among accounts due to the particular  characteristics  of an account,  such as size of the  account,  cash position,  tax status,  risk tolerance and investment  restrictions or for other reasons.

     AllianceBernstein's  procedures  are also  designed  to  prevent  potential conflicts  of interest  that may arise when  AllianceBernstein  has a particular financial incentive, such as a performance-based  management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote  more time to  developing  and  analyzing  investment  strategies  and opportunities  or  allocating  securities  preferentially  to accounts for which
AllianceBernstein could share in investment gains.

     To address these  conflicts of interest,  AllianceBernstein's  policies and procedures require,  among other things, the prompt  dissemination to investment professionals of any initial or changed investment  recommendations by analysts;
the aggregation of orders to facilitate  best execution for all accounts;  price averaging for all aggregated orders; objective allocation for limited investment opportunities  (e.g.,  on a  rotational  basis)  to  ensure  fair and  equitable allocation among accounts;  and limitations on short sales of securities.  These procedures  also  require  documentation  and review of  justifications  for any decisions  to  make  investments  only  for  select  accounts  or  in  a  manner disproportionate to the size of the account.

6.   Fixed Income Fund:

The Manager
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided  to the Fund and the  investment action for each account and the Fund may differ. For example, one account or the
Fund  may be  selling  a  security,  while  another  account  or the Fund may be purchasing or holding the same security. As a result,  transactions executed for one account and the Fund may adversely  affect the value of  securities  held by

                                       53

another account.  Additionally, the management of multiple accounts and the Fund may give rise to potential  conflicts of interest,  as a portfolio  manager must allocate time and effort to multiple  accounts and the Fund. A portfolio manager may discover an  investment  opportunity  that may be suitable for more than one account or the Fund. The investment opportunity may be limited, however, so that all accounts and the Fund for which the investment  would be suitable may not be able to  participate.  The Manager has adopted  procedures  designed to allocate investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

AAMI
     In addition to the accounts  above, an investment  professional  may manage accounts in a personal  capacity that may include  holdings that are similar to, or the same as,  those of the funds.  AAMI has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things,  imposes restrictions on the ability of portfolio  managers and other "access persons" to invest in securities  that may be  recommended  or traded in the funds and other client accounts.

     Real,  potential  or  apparent  conflicts  of  interest  may  arise  when a portfolio  manager has day-to-day  portfolio  management  responsibilities  with respect to more than one fund or account, including the following:

     o    Certain investments may be appropriate for the Fund and also for other clients advised by AAMI,  including  other client accounts  managed by the Fund's  portfolio  management team.  Investment  decisions for the
          Fund  and  other  clients  are  made  with a view to  achieving  their respective  investment  objectives  and  after  consideration  of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in  different  amounts and at different times for more than one but less than all clients. Likewise, because clients of AAMI may have differing  investment  strategies,  a particular  security may be bought for one or more clients when one or more other clients are selling the security.  The  investment  results achieved  for the Fund may differ from the results  achieved for other
          AAMI clients. In addition, purchases or sales of the same security may be made for two or more  clients on the same day. In such event,  such transactions  will be allocated among the clients in a manner believed by AAMI to be most equitable to each client, generally utilizing a pro rata allocation  methodology.  In some cases, the allocation procedure could  potentially  have an adverse  effect or positive  effect on the price or  amount  of the  securities  purchased  or sold by the  Fund.
          Purchase  and sale orders for the Fund may be  combined  with those of other clients of AAMI in the interest of achieving the most  favorable net results to the Fund and the other clients.

     o    To the  extent  that a  portfolio  manager  has  responsibilities  for managing  multiple client accounts,  a portfolio  manager will need to divide time and attention  among relevant  accounts.  AAMI attempts to minimize these conflicts by aligning its portfolio management teams by investment  strategy and by employing similar investment models across multiple client accounts.

     o    In some  cases,  an  apparent  conflict  may arise  where  AAMI has an incentive,  such as a  performance-based  fee, in managing one account and not with  respect  to other  accounts  it  manages.  AAMI will not determine allocations based on whether it receives a performance-based fee  from the  client.  Additionally,  AAMI  has in place  supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

C.   Compensation

     Each portfolio manager's compensation consists of the following:

1.   Large Cap Growth Fund:

Marsico Capital

                                       54

     Marsico  Capital's   portfolio   managers  are  generally  subject  to  the
compensation structure applicable to all Marsico Capital employees. As such, Mr.
Marsico's   compensation  consists  of  a  base  salary  (reevaluated  at  least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors:  (1) Marsico  Capital's overall  profitability for the period,  and (2)
individual achievement and contribution.

     Portfolio manager compensation takes into account, among other factors, the overall  performance of all accounts for which the manager  provides  investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular  accounts.  Exceptional  individual efforts are rewarded  through greater  participation  in the bonus pool.  Portfolio  manager compensation comes solely from Marsico Capital.

     Although  Marsico  Capital may compare  account  performance  with relevant benchmark  indices,  portfolio  manager  compensation  is not  directly  tied to achieving any  pre-determined  or specified  level of  performance.  In order to encourage a long-term  time horizon for  managing  portfolios,  Marsico  Capital seeks to evaluate the portfolio  manager's  individual  performance over periods longer than the immediate  compensation period. In addition,  portfolio managers are compensated based on other criteria,  including  effectiveness of leadership within Marsico  Capital's  Investment Team,  contributions to Marsico  Capital's overall investment performance, discrete securities analysis, and other factors.

     In addition to his salary and bonus,  Mr. Marsico may  participate in other
Marsico  Capital  benefits  to the same  extent  and on the same  basis as other
Marsico Capital employees.

T. Rowe Price
     Portfolio manager compensation  consists primarily of a base salary, a cash bonus,  and an equity incentive that usually comes in the form of a stock option grant.  Occasionally,  portfolio  managers  will  also have the  opportunity  to participate in venture  capital  partnerships.  Compensation  is variable and is determined based on the following factors.

     Investment performance over one-, three-, five-, and 10-year periods is the most  important  input.  We evaluate  performance  in  absolute,  relative,  and risk-adjusted  terms.  Relative  performance and  risk-adjusted  performance are determined  with  reference  to  the  broad  based  index  (ex.  S&P500)  and an applicable Lipper index (ex. Large-Cap  Growth),  though other benchmarks may be used as well.  Investment  results are also compared to comparably managed funds of competitive investment management firms.

     Performance is primarily measured on a pre-tax basis though  tax-efficiency is  considered  and is  especially  important  for tax  efficient  funds.  It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's  performance  over time, the higher the compensation opportunity.  The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

     Contribution   to  our   overall   investment   process  is  an   important
consideration  as well.  Sharing ideas with other  portfolio  managers,  working effectively  with and mentoring our younger  analysts,  and being good corporate citizens  are  important  components  of our long term  success  and are  highly valued.

     All employees of T. Rowe Price,  including portfolio managers,  participate in a 401(k) plan  sponsored by T. Rowe Price Group.  In addition,  all employees are eligible to purchase T. Rowe Price common  stock  through an employee  stock
purchase  plan  that  features  a  limited  corporate   matching   contribution.
Eligibility for and participation in these plans is on the same basis as for all employees.  Finally,  all vice presidents of T. Rowe Price Group,  including all
portfolio  managers,   receive   supplemental   medical/hospital   reimbursement
benefits.

     This  compensation  structure  is used for all  portfolios  managed  by the portfolio manager.

2.   Large Cap Value Fund:

TCW
     Portfolio  managers are  compensated  through a combination of base salary, profit  sharing  based  compensation  ("profit  sharing")  and equity  incentive participation in the TCW's immediate parent, The TCW Group, Inc. and/or

                                       55

ultimate parent,  Societe  Generale  ("equity  incentives").  Profit sharing and
equity  incentives   generally   represent  most  of  the  portfolio   managers'
compensation.

     Profit  sharing is linked  quantitatively  to a fixed  percentage of income relating to accounts in the  investment  strategy  area for which the  portfolio managers are responsible and is paid quarterly.  While it may be determined on a gross basis,  without the  deduction of  expenses,  in most cases,  revenues are allocated  to a pool and  profit  sharing  compensation  is paid out  after  the deduction of group  expenses.  The profit sharing  percentage used to compensate the portfolio  managers for management of the Fund is generally the same as that used to  compensate  them for all other client  accounts they manage in the same strategy  for the TCW and its  affiliates  under  The TCW  Group  (collectively,
"TCW"), with limited exceptions involving  grandfathered  accounts, firm capital of TCW or accounts sourced through a distinct  distribution channel. In general, portfolio managers do not receive discretionary bonuses.

     In many cases,  the profit sharing  percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite, net of fees and expenses, to that of a benchmark. The benchmark varies from strategy to strategy but, within a given strategy, it applies to all accounts, including the
Fund. The  measurement  of  performance  can be based on single year or multiple year metrics, or a combination thereof.

     Certain accounts of TCW have a performance fee in addition to or in lieu of a flat asset-based fee. These  performance fees can be (a) asset-based fees, the percentage  of which is tied to the  performance  of the  account  relative to a benchmark or (b) a  percentage  of the net gains of the account over a threshold gain tied to a benchmark.  For these accounts,  the portfolio  managers'  profit sharing  compensation  will apply to such  performance  fees. The profit sharing percentage  in the case of  performance  fees is generally the same as it is for the profit sharing compensation  applicable to the Fund; however, in the case of certain  alternative  investment  products managed by a portfolio  manager,  the profit sharing percentage may be higher.

     All portfolio managers  participate in equity incentives providing benefits for  performance of the Advisor and its  affiliates,  through stock ownership or participation and is in stock option or stock  appreciation  plans of TCW and/or
Societe Generale.  The TCW 2001 and 2005 TCW Stock Option Plans provide eligible portfolio  managers the  opportunity  to  participate  in an effective  economic interest  in  TCW,  the  value  of  which  is  tied to  TCW's  annual  financial performance  as a whole.  TCW  portfolio  managers also  participate  in Societe
Generale's Stock Option Plan which grants options on its common stock, the value of which may be  realized  after  certain  vesting  requirements  are met.  Some portfolio managers are stockholders of TCW and/or Societe Generale, as well.

     Certain portfolio  managers also participate in compensation plans that are allocated a portion of  management  fees,  incentive  fees or  performance  fees payable to TCW in its  products,  including  those not managed by the  portfolio managers.  Portfolio  managers  may also  participate  in deferred  compensation programs,  the value of which is tied to their tenure at TCW and is payable upon the reaching of certain time-based milestones.

MFS
     Compensation. Portfolio Manager total cash compensation is a combination of base salary and performance bonus.

     o    Base Salary - Base salary represents a relatively  smaller  percentage of portfolio  manager total cash  compensation  (generally  below 33%)
          than incentive compensation.

     o    Performance  Bonus - Generally,  incentive  compensation  represents a majority of portfolio manager total cash compensation. The performance bonus  is based  on a  combination  of  quantitative  and  qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

          o    The quantitative  portion is based on pre-tax  performance of all of the accounts managed by the portfolio  manager (which includes the Fund and any other accounts managed by the portfolio manager)
               over  a  one-,  three-  and  five-year  period  relative  to  the
               appropriate   Lipper  peer  group  universe  and/or  one  of  the
               benchmark  indices  with  respect to each  account.  The  primary weight is given to portfolio  performance  over a three-year time period with lesser  consideration given to portfolio  performance over one- and five-year  periods  (adjusted as appropriate if the portfolio manager has served for shorter periods).

                                       56

          o    The  qualitative  portion  is based on the  results  of an annual internal  peer  review  process  (conducted  by  other  portfolio managers,  analysts and traders) and  management's  assessment of overall portfolio manager contributions to investor relations and the  investment  process  (distinct  from fund and other  account performance).

     Portfolio   managers  also  typically   benefit  from  the  opportunity  to
participate in the MFS Equity Plan.  Equity  interests and/or options to acquire equity  interests in MFS or its parent company are awarded by  management,  on a discretionary  basis,  taking into account  tenure at MFS,  contribution  to the investment process and other factors.

     Finally,  portfolio managers are provided with a benefits package including a defined  contribution  plan,  health coverage and other  insurance,  which are available  to  other  employees  of  MFS on  substantially  similar  terms.  The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

3.   Small Cap Growth Fund:

Columbia WAM
     As of December 31, 2005,  the  portfolio  manager of the Optimum  Small Cap
Growth Fund, Robert A. Mohn,  receives all of his compensation from Columbia WAM and its parent company. Mr. Mohn receives compensation in the form of salary and bonus. In addition, in 2005, Mr. Mohn received a distribution in connection with his association with Columbia WAM prior to its acquisition in September 2000 and
Columbia WAM's recent  performance.  Portfolio manager  compensation is variable and is based on both  security  analysis  and  portfolio  management  skill,  as reflected  through  investment  performance.  Security  analysis  performance is evaluated  based on investment  results versus  benchmarks of assigned  coverage areas, industry and country weighting  recommendations,  achievement of industry and country  weighting  change  mandates,  the attainment of consistency  across accounts, the magnitude of assets managed and the number of new investment ideas generated.  Portfolio  management  performance  is gauged on the  pre-tax  total return of each Fund as measured  against the  performance of its benchmark index as well as its Lipper peer group.  For portfolio  managers that manage  multiple funds,  the  performance  of each  fund is  weighted  by asset  size so that the performance  of a larger fund bears more  importance  on a  portfolio  manager's compensation than a smaller fund.

     Other factors used to determine portfolio manager  compensation include the manager's  business  building efforts and governance and  citizenship.  The same factors  and  approach  are  applied to a portfolio  manager's  management  of a separate  account.  Further,  salary and bonus  amounts  were also  impacted  by
Columbia  WAM's  income  growth,  revenue  growth  and  growth of  assets  under management.  Base  salary  amounts are  determined  according  to multiple  year performance,  whereas  bonus  amounts are  determined  largely  according to the manager's current year performance.  Portfolio Manager compensation is not based on sales or promotional  efforts organized by the Funds' intermediary and retail sales channels.

     Additional factors used to determine Mr. Mohn's  compensation is determined based on his  responsibilities  as the director of domestic research at Columbia
WAM.

Oberweis
     Oberweis  offers  its  professionals  a  competitive  compensation  package consisting of a base, an incentive-based  fee, and equity ownership.  Typically, the base comprises the smallest component of the overall  compensation  package.
Incentive  fees are based on rolling 1-year and 3-year  returns,  with a heavier weighting on 3-year  returns.  Most of the  incentive  reward is  quantitatively defined in advance,  divided  between  relative team  performance and individual performance.  To ensure  long-term  commitment,  all senior  executives  and key investment  professionals  are also equity  investors in Oberweis.  By linking a significant portion of portfolio management's  compensation to equity ownership, the Oberweis  management team encourages its professionals to adopt a long-term, team-oriented  focus toward  superior  investment  management  with  significant long-term  upside reward  potential.  The  opportunity to own an equity stake in
Oberweis  has been highly  effective in  attracting  and  retaining  outstanding
executives   with   a   long-term,    team-oriented   perspective.    Oberweis's
employee-owners  are offered equity  ownership at book value and are required to sell  their  equity  ownership  at book value in the event that they leave for a competitor.

                                       57

     Oberweis's   product   offering   is   exceptionally   specialized.    Such
specialization  tends to attract  professionals  passionate about and experts in
Oberweis's  area of expertise,  namely  high-growth  small-cap  emerging  growth stocks.  The attraction is akin to the manner in which a major  university  with elite,  specialized research tends to attract faculty with specialized skills in the same area.

4.   Small Cap Value Fund:

H&W
     Portfolio  Managers of the Fund are  supported by the full research team of
H&W. Compensation is used to reward,  attract and retain high quality investment professionals.  An investment  professional,  such as a Portfolio Manager, has a base salary and is eligible for an annual bonus.  Some  Portfolio  Managers also are involved in client servicing, marketing and in the general management of H&W and are  evaluated  and  compensated  based on these  functions as well as their investment management activities.

     H&W believes  consistent  execution  of the  proprietary  research  process results in superior,  risk-adjusted  portfolio returns. It is the quality of the investment  professional's execution of this process rather than the performance
of  particular  securities  that  is  evaluated  in  determining   compensation.
Compensation  likewise  is not  tied to  performance  of the  Fund  or  separate accounts,  of specific industries within the Fund or separate accounts or to any type of asset or revenue  related  objective,  other than to the extent that the overall  revenues  of H&W  attributable  to such  factors may affect the size of
H&W's overall bonus pool.

     Bonuses and salaries for  investment  professionals  are  determined by the
Chief Executive Officer of H&W using annual evaluations,  compensation  surveys, feedback  from other  employees  and  advice  from  members  of H&W's  Executive
Committee and H&W's Compensation  Committee.  The amount of the bonus usually is shaped by the total amount of H&W's bonus pool available for the year,  which is generally a function of net income,  but no investment  professional  receives a bonus that is a pre-determined percentage of net income.

     The majority of the Portfolio Managers own equity in H&W. H&W believes that the  ownership  structure  of the firm is a  significant  factor in  ensuring  a motivated and stable employee base.

Delafield
     Mr. Delafield's  compensation in connection with his management of the Fund and other accounts  includes the following  components:  (1) base salary and (2)
profit  interest in DAM. Mr.  Sellecchia's  compensation  in connection with his management of the Fund and other accounts includes the following components: (1)
base salary,  (2) profit interest in DAM, (3) investment  performance bonus, (4)
long-term awards, and (5) equity based compensation.

     Base Salary:

     Messrs.  Delafield and Sellecchia  each receive a fixed annual base salary.
Base salary  amounts are  determined  by the  compensation  committee  of RTAM's parent company,  IXIS Asset  Management North America,  L.P. (the  "Compensation
Committee") based upon a number of factors including the employee's  experience, overall performance, responsibilities, and the competitive market place.

     Delafield Asset Management Profit Interest:

     Each Portfolio Manager receives a fixed percentage of the profits generated on an  annual  basis  by  Delafield.  Delafield's  income  and  profits  consist primarily of the fees that it receives for managing  discretionary equity assets for individual and institutional clients, including the Fund.

     Investment Performance Bonus:

     Mr. Sellecchia  receives an investment  performance bonus (the "Performance
Bonus")  based  upon the  investment  performance  of certain  accounts  that he manages (the "Bonus  Accounts").  The Fund is not among the accounts included in the Bonus Accounts and, consequently, the Fund's performance does not impact Mr.
Sellecchia's Performance Bonus.

                                       58

     The  Performance  Bonus  amount  is  determined   according  to  a  formula
established  by RTAM which takes into  account (1) Mr.  Sellecchia's  individual investment performance with respect to the Bonus Accounts over the one and three year  time  frames,  (2) the  investment  performance  of the team of  portfolio managers  responsible  for the Bonus  Accounts  over the one and three year time periods,  and (3) the level of assets under  management  in the Bonus  Accounts.
Individual  performance has the greatest impact on the Performance  Bonus amount followed by team performance. The amount of assets under management has a lesser impact.

     Investment performance on both the individual and team levels is determined by reference to published  benchmarks  appropriate  to the  investment  strategy relevant to each Bonus Account. Currently, these strategies and the accompanying performance indexes and relative weights are as follows:

     Small Cap - 50% Russell 2000 and 50% Russell 2000 Value

     Mid Cap - 25% Russell Mid Cap, 25% S&P Mid Cap Value, 25% Russell 2000, and
     25% Russell 2000 Value

     Micro Cap/Concentrated - 50% Russell 2000 and 50% Russell 2500

     The relative  impact of each  strategy on the  Performance  Amount is based upon the relative  amount of assets  included within the Bonus Accounts that are managed according to each strategy.

     Long-Term Awards:

     Mr.  Sellecchia  has the  opportunity  to receive  "long-term  awards." The amount of the  long-term  awards is determined on the basis of the same accounts
(i.e.,  the Bonus  Accounts) and in a similar manner as the  Performance  Bonus, however, the long-term awards do not vest until three years after the end of the period for which they are  awarded.  The  purpose of the  long-term  award is to promote the retention of key portfolio managers.

     Equity Based Compensation:

     Mr. Sellecchia receives stock option grants under RTAM's Stock Option Grant
Agreement (the "Option Plan").  Grant amounts are determined by the Compensation
Committee on a periodic basis. Mr. Sellecchia participates in the Option Plan on the same terms as  non-portfolio  manager  employees  and  option  grants to Mr.
Sellecchia are not directly related to investment performance.

Killen
     Compensation for portfolio  managers  includes a fixed salary plus a profit sharing program. Profit sharing is based upon the profitability of Killen, which is, in part,  dependent  upon the value of the total  assets  under  management.
Killen offers a 401(k) plan whereby  portfolio  managers may elect to contribute up to the legal limit and contributions are matched up to a fixed limit.

5.   International Fund:

Mondrian
     Mondrian  has the  following  programs  in place to retain  key  investment staff:

     Competitive  Salary.  All investment  professionals  are remunerated with a competitive base salary.

     Profit Sharing Bonus Pool. All Mondrian staff, including portfolio managers and senior officers,  qualify for participation in an annual profit sharing pool  determined  by  the  company's  profitability  (approximately  30% of profits).

     Equity Ownership.  Mondrian is majority management owned. A high proportion of senior  Mondrian  staff  (investment  professionals  and  other  support functions) are shareholders in the business.

                                       59

     Incentives  (Bonus and Equity  Programs) focus on the key areas of research quality,  long-term and  short-term  performance,  teamwork,  client service and marketing. As an individual's ability to influence these factors depends on that individual's  position  and  seniority  within the firm,  so the  allocation  of participation in these programs will reflect this.

     At Mondrian,  the  investment  management of  particular  portfolios is not
"star  manager"  based  but  uses a team  system.  This  means  that  Mondrian's investment  professionals  are primarily  assessed on their  contribution to the team's effort and results,  though with an important element of their assessment being focused on the quality of their individual research contribution.

     Compensation  Committee.  In  determining  the amount of bonuses and equity awarded,  Mondrian's Board of Directors consults with the company's Compensation
Committee,  who will make recommendations based on a number of factors including investment research,  organization  management,  team work, client servicing and marketing.

     Defined  Contribution  Pension Plan. All portfolio  managers are members of the Mondrian  defined  contribution  pension plan where  Mondrian pays a regular monthly contribution and the member may pay additional  voluntary  contributions if they wish. The Plan is governed by Trustees who have  responsibility  for the trust fund and payments of benefits to members.  In addition,  the Plan provides death  benefits for death in service and a spouse's or  dependant's  pension may also be payable.

AllianceBernstein
     AllianceBernstein's  compensation  program for investment  professionals is designed  to be  competitive  and  effective  in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate  long-term  investment  success for our clients,  including shareholders of the AllianceBernstein  Mutual Funds.
Investment  professionals do not receive any direct  compensation based upon the investment  returns of any individual  client account,  nor is compensation tied directly  to the  level or  change  in the  level of  assets  under  management.
Investment professionals' annual compensation is comprised of the following:

     (i)  Fixed  base  salary:   This  is  generally  the  smallest  portion  of
     compensation.  The base salary is a relatively  low,  fixed salary within a similar  range  for  all  investment  professionals.  The  base  salary  is determined at the outset of employment  based on level of experience,  does not change  significantly from year to year, and hence, is not particularly sensitive to performance.

     (ii)  Discretionary  incentive  compensation  in the form of an annual cash bonus:  AllianceBernstein's  overall  profitability  determines  the  total amount of incentive  compensation  available to  investment  professionals.
     This  portion  of   compensation  is  determined   subjectively   based  on
     qualitative and  quantitative  factors.  In evaluating this component of an investment  professional's  compensation,  AllianceBernstein  considers the contribution  to his/her  team or  discipline  as it relates to that team's overall contribution to the long-term investment success,  business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor  or peer  group  funds or  similar  styles of  investments,  and appropriate,  broad-based or specific market  indices),  and consistency of performance.  There are no specific formulas used to determine this part of an investment professional's  compensation and the compensation is not tied to any pre-determined or specified level of performance.  AllianceBernstein also  considers  qualitative  factors  such as the  complexity  and risk of investment  strategies  involved in the style or type of assets  managed by the  investment  professional;  success of  marketing/business  development efforts and client  servicing;  seniority/length  of service with the firm;
     management   and   supervisory   responsibilities;   and   fulfillment   of
     AllianceBernstein's leadership criteria.

     (iii)  Discretionary  incentive  compensation  in the form of awards  under
     AllianceBernstein's   Partners   Compensation  Plan  ("deferred   awards"):
     AllianceBernstein's  overall  profitability  determines the total amount of deferred awards available to investment professionals.  The deferred awards are allocated among investment  professionals  based on criteria similar to those used to determine  the annual cash bonus.  There is no fixed  formula for determining these amounts. Deferred awards, for which there are various investment  options,  vest  over  a  four-year  period  and  are  generally forfeited if the employee resigns or  AllianceBernstein  terminates his/her employment.  Investment options under the deferred awards plan include many
     of  the  same  AllianceBernstein   Mutual  Funds  offered  to  mutual  fund
     investors,  thereby  creating  a  close  alignment  between  the  financial interests

                                       60

     of the investment  professionals and those of  AllianceBernstein's  clients and mutual  fund  shareholders  with  respect to the  performance  of those mutual funds.  AllianceBernstein  also permits deferred award recipients to allocate up to 50% of their  award to  investments  in  AllianceBernstein's publicly traded equity securities.

     (iv) Contributions under  AllianceBernstein's  Profit  Sharing/401(k) Plan:
     The contributions are based on  AllianceBernstein's  overall profitability.
     The amount and allocation of the  contributions  are determined at the sole discretion of AllianceBernstein.

6.   Fixed Income Fund:

The Manager
     Base Salary:  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus:  Each portfolio  manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative  factors.  The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management  fees and  direct  expenses,  including  fund  waiver  expenses,  for registered investment companies, pooled vehicles, and managed separate accounts.
Generally,  approximately  80% of the bonus is  quantitatively  determined.  For investment  companies,  each manager is compensated  according the Fund's Lipper peer group  percentile  ranking on a one-year and three-year  basis. For managed separate  accounts  the  portfolio  managers  are  compensated  according to the composite  percentile  ranking in  consultant  databases.  There is no objective award for a fund that falls below the 50th  percentile  for a given time period.
There is a sliding scale for investment companies that are ranked above the 50th percentile.  The  managed  separate  accounts  are  compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by Delaware and takes into account subjective factors.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or "performance  shares",  in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is a subsidiary of DMH and,  therefore,  of
Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating  in the growth of the Manager.  Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded  from time to time by the  investment  manager in its full  discretion.  Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day,  after which time the  shareholder  may put  them  back  to the  issuer  or the  shares  may be  called  back  from  the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally

                                       61

to all employees.

AAMI
     AAMI's remuneration policy ("Policy") is designed to reflect the importance of recruiting, retaining and motivating senior executives and portfolio managers of the caliber  necessary to maintain and improve  AAMI's  position in the asset management  industry.  The Policy seeks to reward  performance in a manner which aligns the interests of clients,  shareholders  and executives.  The elements of the Policy as it relates to the Fund's portfolio managers are as follows:

     Basic salary.  The salaries of all employees are reviewed  annually and are determined  by reference to external  market  research.  AAMI's Policy is to pay salaries  which,  when  taken  together  with  other  benefits,  will  provide a remuneration  package that is reasonable and competitive in the asset management industry.  AAMI  participates  in  compensation  surveys  which  provide  salary
comparisons  for  a  range  of  employees   across  AAMI.  AAMI  also  considers
information  included in other publicly  available  research and survey results.
Staff performance is reviewed  formally once a year with mid-term  reviews.  The review process looks at all of the ways in which an individual  has  contributed to the organization, and specifically, in the case of portfolio managers, to the investment team.

     Annual  bonus.  The  Policy  is  to  recognize   corporate  and  individual
achievements  each year through an appropriate  annual bonus plan. The aggregate amount of a cash bonus  available  in any year is  dependent  on AAMI's  overall performance and profitability. Consideration will also be given to the levels of bonuses paid in the marketplace.  Individual  awards,  payable to all members of staff,  are determined by a rigorous  assessment of achievement  against defined objectives, and are reviewed and approved by AAMI's Remuneration Committee.

     Portfolio  managers'  bonuses are based on a combination  of the investment team's  overall  performance,  the  individual's  performance  and  the  overall performance of AAMI. In calculating a portfolio manager's bonus, AAMI takes into consideration  the  performance  of  funds  managed  by the team as well as more subjective issues that benefit AAMI. Portfolio manager performance on investment matters  is  judged  over  all  funds to which  the  fund  manager  contributes.
Performance  is  measured  against  appropriate  market  indices as well as peer universes over various time periods.

     Deferred  bonus.  A deferred bonus plan exists and is designed to encourage the  retention  of  certain  key  employees  identified  as  critical  to AAMI's achievement  of its  long-term  goals.  Deferred  bonuses  may be in the form of deferred equity in Aberdeen Asset Management PLC.

     Retention and  incentives  for former DIMA Inc.  Staff.  In addition to the
Policy,  appropriate  retention  and incentive  arrangements  have been put into place for certain employees of the former Deutsche Asset Management  businesses, including in some cases participation in the Long Term Incentive Plan. The costs of these  arrangements  are being borne by both Deutsche  Asset  Management  and
Aberdeen.

D.   Ownership of Shares
     As of March 31, 2006, none of Funds' portfolio managers owned the shares of the Funds.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     Portfolio  transactions  are  executed  by the  Manager  or the  respective
Sub-Adviser,  as  appropriate,  on behalf of each  Fund in  accordance  with the standards described below.

     The Manager or the respective Sub-Adviser selects broker/dealers to execute transactions  on  behalf  of the  Fund  for the  purchase  or sale of  portfolio securities on the basis of the  Manager's or the  respective  Sub-Adviser's,  as appropriate,  judgment of their professional  capability to provide the service.
The  primary  consideration  in  selecting   broker/dealers  is  to  seek  those
broker/dealers  who will provide best  execution for the Funds.  Best  execution refers to many factors, including the price paid or received for a security, the
commission   charged,   the  promptness  and   reliability  of  execution,   the
confidentiality and placement accorded the order and other factors affecting the overall  benefit  obtained  by the  account on the  transaction.  Each Fund pays reasonably  competitive  brokerage  commission rates based upon the professional knowledge of the Manager's or the respective Sub-Adviser's trading department as to rates paid and charged for similar  transactions  throughout  the  securities industry. In some instances, a Fund may pay a minimal share transaction

                                       62

cost when the transaction  presents no difficulty.  Fixed income trades are made on a net basis where  securities are either bought or sold directly from or to a broker/dealer.  In these instances,  there is no direct commission charged,  but there is a spread (the difference between the buy and sell price),  which is the equivalent of a commission.

     Portfolio  transactions for certain of the Funds may be effected in foreign markets that may not allow  negotiation  of commissions or where it is customary to pay fixed rates.

     During the fiscal years ended March 31, 2006,  2005 and 2004, the aggregate dollar amounts of brokerage commissions paid by each Fund were as follows:

------------------------------ -------------- ------------- --------------
Fund                                2006          2005        2004(1)
------------------------------ -------------- ------------- --------------
Optimum Large Cap Growth Fund     $499,558      $416,617      $111,607
------------------------------ -------------- ------------- --------------
Optimum Large Cap Value Fund      $698,201      $139,241      $128,275
------------------------------ -------------- ------------- --------------
Optimum Small Cap Growth Fund     $133,904      $115,235       $60,526
------------------------------ -------------- ------------- --------------
Optimum Small Cap Value Fund      $118,473       $69,756       $30,506
------------------------------ -------------- ------------- --------------
Optimum International Fund        $301,783      $245,207       $80,166
------------------------------ -------------- ------------- --------------
Optimum Fixed Income Fund          $43,404          ----            $5
--------------------------------------------------------------------------

(1)  Reflects the reporting period of August 1, 2003 through March 31, 2004.

     The  following   Sub-Advisers  effected  Fund  transactions  through  their affiliated  brokers.  For the last  fiscal  year,  the  aggregate  amount of all commissions  for  transaction  effected  through  the  affiliated  brokers,  the percentage such amount represented all commissions generated by the Sub-Advisers directed  transactions,  and the percentage of all transactions effected through the affiliated brokers are disclosed below.

------------------------- ----------------------- ------------------- ------------------- -------------------
                                                                            Percent Of        Percent Of
                                                    Aggregate Amount        Aggregate      Aggregate Amount
                                                    Of  Commissions     Commissions Paid   Of Transactions
                            Name Of Affiliated         Paid To An      To An  Affiliated   Affected Through
Fund/Sub-Adviser                 Broker            Affiliated Broker         Broker       Affiliated Broker
------------------------- ----------------------- ------------------- ------------------- -------------------
Small Cap Fund/Killen     Berwyn Financial Svcs.        $4,252               32.0%             31.5%
------------------------- ----------------------- ------------------- ------------------- -------------------
Small Cap Fund/Delafield  Reich & Tang                 $46,359               83.1%             87.8%
                          Distributors, Inc.
------------------------- ----------------------- ------------------- ------------------- -------------------

     The  Manager  or   Sub-Advisers   may   allocate   brokerage   business  to
broker/dealers who provide brokerage and research  services.  These services may include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such  services  are used by the manager or a  sub-adviser  in connection  with its investment  decision-making  process with respect to one or more Funds and accounts managed by it, and may not be used, or used exclusively, with respect to the Fund or account generating the brokerage.

     As provided in the 1934 Act, as amended,  and the Management  Agreement and
Sub-Advisory  Agreements,  higher  commissions  are  permitted  to  be  paid  to
broker/dealers   who  provide   brokerage   and   research   services   than  to
broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services  provided.  Although  transactions are directed to  broker/dealers  who provide  such  brokerage  and  research  services may result in the Funds paying higher  commissions,  the Manager and Sub-Advisers  believe that the commissions paid to such  broker/dealers  are not,  in  general,  substantially  higher than commissions that would be paid to broker/dealers not providing such services and that such  commissions  are reasonable in relation to the value of the brokerage and research services provided.  In some instances,  services may be provided to the manager or a sub-adviser that constitute in some part brokerage and research services used by the Manager or  Sub-Adviser  in connection  with its investment decision-making  process,  and  constitute  in some  part  services  used by the manager or sub-adviser in connection with  administrative or other functions not related to its investment decision-making process. In

                                       63

such cases,  the Manager or  Sub-Adviser  will make a good faith  allocation  of brokerage  and  research  services  and  will pay out of its own  resources  for services used by the manager or sub-adviser in connection with administrative or other functions not related to its investment decision-making process.

     During  the fiscal  year ended  March 31,  2006,  the Funds paid  brokerage commissions  in the  amounts  indicated  below to  broker/dealers  who  provided brokerage and research services:

-------------------------------- ------------------------------------------
Fund                                 Brokerage Commissions Directed For
                                      Brokerage And Research Services
-------------------------------- ------------------------------------------
Optimum Large Cap Growth Fund                      $21,570
-------------------------------- ------------------------------------------
Optimum Large Cap Value Fund                       $28,571
-------------------------------- ------------------------------------------
Optimum Small Cap Growth Fund                      $17,406
-------------------------------- ------------------------------------------
Optimum Small Cap Value Fund                        $9,630
-------------------------------- ------------------------------------------
Optimum International Fund                          $1,278
-------------------------------- ------------------------------------------
Optimum Fixed Income Fund                               $0
-------------------------------- ------------------------------------------

     As of March 31,  2006,  the  following  Funds  held  securities  of regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act:

-------------------------------- ------------------------------------------
Fund                                       Regular Brokers/Dealers
-------------------------------- ------------------------------------------
Optimum Large Cap Growth Fund             Citigroup Global Markets
                                             Goldman Sachs & Co.
                                        Lehman Brothers Holdings Inc.
                                     Merrill Lynch Pierce Fenner & Smith
                                             UBS Investment Bank
                                            Wells Fargo & Company
-------------------------------- ------------------------------------------

     Combined  orders for two or more  accounts or funds engaged in the purchase or sale of the same  security  may be placed if the  judgment is made that joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account.  When a combined order is executed in a series of transactions,  at different prices,  each account  participating in the order may be  allocated an average  price  obtained  from the  executing  broker.  The
Manager  or  Sub-Advisers  may  randomly  allocate   purchases  or  sales  among
participating  accounts  when the  amounts  involved  are too small to be evenly proportioned in a cost efficient manner. In performing random  allocations,  the
Manager or  Sub-Advisers  will consider  consistency of strategy  implementation among participating accounts. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts.
Although it is recognized that, in some cases,  joint execution of orders and/or random  allocation of small orders could adversely affect the price or volume of the security that a particular  account may obtain,  the  advantages of combined orders or random  allocation based on size may outweigh the possible  advantages of separate transactions.

     Consistent with National  Association of Securities Dealers,  Inc. ("NASD")
rules,  and subject to seeking best execution,  the Manager or Sub-Advisers  may place  orders  with  broker/dealers  that have  agreed to  defray  certain  Fund expenses, such as custodian fees.

     In addition,  so long as no fund is disadvantaged,  portfolio  transactions that generate commissions or their equivalent may be allocated to broker/dealers who provide  daily  portfolio  pricing  services  to the Trust.  Subject to best execution,  commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized,  and allocated to each Class of each
Fund, an unlimited  number of shares of  beneficial  interest with no par value.
All  shares  are,  when  issued  in  accordance  with the  Trust's  registration statement (as

                                       64

it may be amended from time to time),  governing instruments and applicable law, fully paid and non-assessable.  Shares do not have preemptive rights. All shares of each Fund represent an undivided proportionate interest in the assets of such
Fund.  As a general  matter,  shareholders  of the Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes' Rule 12b-1
Plans that relate to the Class of shares that they hold. However, Class B Shares may vote on any  proposal to increase  materially  the fees to be paid by a Fund under the Rule 12b-1 Plan relating to such Fund's Class A Shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other  Classes  of each  Fund.  General  expenses  of the  Funds  will be allocated on a pro-rata  basis to the classes  according  to asset size,  except that expenses of the Fund Classes' Rule 12b-1 Plans will be allocated  solely to those classes.

Noncumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

General Information
     Shares of each Fund are offered on a continuous  basis and may be purchased only  through a  securities  dealer  or other  financial  intermediary  that has entered into a Dealer's  Agreement with the Funds' Distributor (a "participating securities dealer or other financial  intermediary").  Participating  securities dealers and other financial  intermediaries  are  responsible  for  transmitting orders  promptly.  The Trust  reserves  the right to  suspend  sales of a Fund's shares,  and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in such Fund's best interest.

     The  minimum  initial  investment  generally  is $2,500 for Class A Shares,
Class B  Shares  and  Class  C  Shares.  Subsequent  purchases  of such  Classes generally must be at least $100. The initial and subsequent  investment minimums for Class A Shares will be waived for purchases by officers,  trustees/directors and employees of the Funds,  the Manager or any of the  Manager's  affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform  Gifts to Minors Act or Uniform  Transfers to Minors Act
are  subject  to a minimum  initial  purchase  of $250 and a minimum  subsequent purchase of $25. There are no minimum purchase  requirements for accounts opened under an asset allocation program established through a participating securities
dealer  or  other  financial   intermediary.   There  are  no  minimum  purchase
requirements for the Institutional  Class, but certain eligibility  requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. The Funds will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares.  An investor  should keep in mind that  reduced  front-end  sales  charges  apply to  investments  of
$75,000 or more (Large Cap Growth Fund,  Large Cap Value Fund,  Small Cap Growth
Fund, Small Cap Value Fund, and  International  Fund) or $100,000 or more (Fixed
Income  Fund) in Class A Shares,  and that Class A Shares  are  subject to lower annual  12b-1 Plan  expenses  than Class B Shares and Class C Shares and are not subject to a contingent deferred sales charge ("CDSC").

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on certain  accounts that, as a result of redemption,  have remained below the minimum stated account  balance for a period of three or more
consecutive  months.   Holders  of  such  accounts  may  be  notified  of  their
insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such  assessments.  Fees will not be imposed on accounts  that are held in certain asset allocation  programs  established  through a participating securities dealer or other financial intermediary.

                                       65

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC if he or she redeems any portion of his or her account.

     Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in each Fund's assets and will receive a proportionate interest in such
Fund's income,  before  application of any expenses under such Funds' Rule 12b-1
Plan.

     Certificates  representing  shares  purchased are not issued.  However,  an investor  will have the same rights of ownership  with respect to such shares as if certificates had been issued.

Alternative Purchase Arrangements - Class A, Class B and Class C Shares
     The alternative  purchase  arrangements offered for the Fund Classes permit investors to choose the method of  purchasing  shares that is most  suitable for their needs given the amount of their  purchase,  the length of time they expect to  hold  their  shares  and  other  relevant  circumstances.  Investors  should determine whether, given their particular circumstances, it is more advantageous to purchase  Class A Shares and incur a front-end  sales  charge and annual Rule
12b-1 Plan  expenses of up to a maximum of 0.35% of the average daily net assets of Class A Shares,  or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject  to a CDSC and  annual  Rule  12b-1  Plan  expenses.  Class B Shares are subject to a CDSC if the shares are redeemed  within six years of purchase,  and
Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of  purchase.  Class B and Class C Shares are each  subject to annual Rule 12b-1
Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the  Distributor,  participating  securities  dealers or other financial intermediaries  for providing  personal service and/or  maintaining  shareholder accounts) of average daily net assets of the  respective  Class.  Class B Shares will automatically  convert to Class A Shares at the end of approximately  eight years after purchase and, thereafter,  be subject to Class A Shares' annual Rule
12b-1 Plan  expenses.  Unlike  Class B Shares,  Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  Classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1 Plan fees and, in the case of Class B Shares and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption.  Participating  securities dealers or other financial intermediaries may receive  different  compensation for selling Class A Shares,  Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective  Rule 12b-1 Plans and the CDSCs  applicable to Class B Shares and
Class C Shares are the same as those of the Rule  12b-1  Plan and the  front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the  distribution  of the respective  Classes.  See "Plans Under Rule
12b-1 for the Fund Classes" below for more information.

     Dividends,  if any, paid on the Fund Classes and Institutional Class Shares will be calculated in the same manner,  at the same time and on the same day and will be in the same amount,  except that the amounts of Rule 12b-1 Plan expenses relating  to Class A Shares,  Class B Shares  and  Class C Shares  will be borne exclusively by such shares. See "Determining Offering Price and Net Asset Value"
below for more information.

     Class A Shares: Purchases of $75,000 or more (with respect to the Large Cap
Growth Fund,  Large Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund,
and  International  Fund) or $100,000 or more (with  respect to the Fixed Income
Fund) of Class A Shares at the  offering  price carry  reduced  front-end  sales charges as shown in the table in the Fund Classes' Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention

                                       66

signed by the purchaser. See "Special Purchase Features -- Class A Shares" below for more  information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, the Distributor may re-allow to participating securities dealers or other financial intermediaries the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating securities dealers may be deemed to have
additional   responsibilities  under  the  securities  laws.  Dealers  or  other financial  intermediaries  who  receive  90% or more of the sales  charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission - Class A Shares
     Participating  securities dealers or other financial  intermediaries may be eligible for a dealer's  commission in connection  with certain  purchases  made under a Letter of Intention or pursuant to an investor's  Right of Accumulation.
Participating  securities  dealers  or  other  financial  intermediaries  should contact the  Distributor  concerning the  applicability  and  calculation of the dealer's commission in the case of combined purchases.

     An exchange  from other Funds will not qualify for payment of the  dealer's commission,  unless  a  dealer's  commission  or  similar  payment  has not been previously  paid on the assets  being  exchanged.  The  schedule and program for payment of the dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge Alternative - Class B and Class C Shares
     From  time  to  time,  upon  written  notice  to all  of its  participating securities dealers or other financial  intermediaries,  the Distributor may hold special  promotions for specified  periods during which the  Distributor may pay additional  compensation to participating  securities dealers or other financial intermediaries for selling Class B Shares at the time of purchase.  As discussed below,  Class B Shares are subject to Rule annual  12b-1 Plan  expenses  and, if redeemed within six years of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees  applicable  to
Class B and C Shares  are  paid to the  Distributor  and  others  for  providing distribution and related services,  and bearing related expenses,  in connection with the sale of Class B and C Shares.  These payments  support the compensation
paid   to   participating   securities   broker/dealers   or   other   financial
intermediaries for selling Class B and C Shares. Payments to the Distributor and
others  under the Class B and C Rule 12b-1 Plans may be in an amount equal to no more than 1.00%  annually.  The  combination of the CDSC and the proceeds of the
Rule  12b-1  Plans  fees  makes it  possible  for a Fund to sell  Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders  of  Class B and C  Shares  who  exercise  the  exchange  privilege described below will continue to be subject to the CDSC schedule for Class B and
C Shares described in this Part B, even after the exchange.  See "Redemption and
Exchange" below.

Automatic Conversion of Class B Shares
     During the seventh year after  purchase and,  thereafter,  until  converted automatically  into Class A Shares,  Class B Shares will still be subject to the annual Rule 12b-1 Plan  expenses  of up to 1.00% of average  daily net assets of those  shares.  At the end of  approximately  eight  years  after  purchase,  an investor's Class B Shares will be automatically converted into Class A Shares of a Fund. Such  conversion will constitute a tax-free  exchange for federal income tax purposes.  Investors  should consult their tax advisers  regarding the state and local tax  consequences  of the conversion or exchange of classes of shares.
Class A Shares  into which  Class B Shares  will  convert are subject to ongoing annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

     Conversions  of Class B Shares  into  Class A Shares  will  occur only four times in any  calendar  year,  on the 18th day or next  Business Day (as defined below) of March,  June,  September and December (each, a "Conversion  Date"). If the eighth  anniversary after a purchase of Class B Shares falls on a Conversion
Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary  occurs between  Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such  anniversary.  Consequently, if a shareholder's  eighth anniversary falls on the day after a Conversion Date, that  shareholder  will  have  to  hold  Class B  Shares  for as  long as  three additional  months after the eighth  anniversary  of purchase  before the shares will automatically convert into Class A Shares.

                                       67

     Class B Shares acquired  through  reinvestment of dividends will convert to
Class A Shares of a Fund pro rata with  Class B Shares of the Fund not  acquired through dividend reinvestment.

Plans under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, each Fund has adopted a separate plan for its Class A Shares,  Class B Shares,  and Class C Shares (the "Plans").
Each  Plan  permits  a Fund to pay for  certain  distribution,  promotional  and related expenses  involved in the marketing of only the Class of shares to which the Plan applies.  The Plans do not apply to  Institutional  Class Shares of the
Funds.  Institutional  Class shares are not included in  calculating  the Plans'
fees, and the Plans are not used to assist in the  distribution and marketing of such Shares of the Funds. Holders of Institutional Class Shares of the Funds may
not vote on matters affecting the Plans.

     The Plans permit the Funds,  pursuant to their Distribution  Agreement,  to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services and expenses in distributing  and promoting sales of shares of such
Classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to participating securities  broker/dealers or other financial  intermediaries.  In connection  with the  promotion of shares of the Fund Classes,  the  Distributor may, from time to time,  pay to  participate  in  dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses  incurred in  connection  with pre-approved seminars,  conferences and advertising.  The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Fund Classes and increase sales of the Fund Classes.

     In addition,  each Fund may make  payments from the Rule 12b-1 Plan fees of their  respective  Classes  directly  to others,  such as banks,  who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with respect to the Funds. The Plan expenses relating to a
Fund's  Class B Shares and Class C Shares  are also used to pay the  Distributor for advancing the commission costs to participating  securities dealers or other financial intermediaries with respect to the initial sales of such shares.

     The maximum  aggregate  fee  payable by the Funds under the Plans,  and the
Funds'  Distribution  Agreements,  is, on an annual basis, up to 0.35% (0.25% of which are  service  fees to be paid to the  Distributor,  securities  dealers or other financial intermediaries for providing personal service and/or maintaining shareholder  accounts) of each Fund's Class A Shares'  average  daily net assets for the year, and up to 1.00% (0.25% of which are service fees to be paid to the
Distributor,  securities dealers or other financial intermediaries for providing personal service and/or maintaining shareholder accounts) of each Fund's Class B
Shares' and Class C Shares'  average  daily net assets for the year.  The Fund's
Distributor may reduce/waive these amounts at any time.

     While payments pursuant to the Plans may not exceed the foregoing  amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is  therefore  possible  that  the  Distributor  may  realize  a  profit  in any
particular  year.   However,   the  Distributor   currently   expects  that  its
distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as participating securities dealers or other financial  intermediaries,  in excess of the amount paid on behalf of Class A Shares, Class B Shares, and Class
C Shares would be borne by such persons without any reimbursement from such Fund
Classes.  Subject to seeking best  execution,  the Funds may, from time to time, buy or sell portfolio  securities  from or to firms that receive  payments under the Plans.

     From time to time, the Distributor may pay additional  amounts from its own resources to participating  securities dealers or other financial intermediaries for aid in  distribution  or for aid in  providing  administrative  services  to shareholders.

                                       68

     The Plans and the  Distribution  Agreements  have all been  approved by the
Board of Trustees,  including a majority of the Independent Trustees who have no direct or indirect  financial  interest  in the Plans and  related  Distribution
Agreements  by vote cast in person at a meeting  duly  called for the purpose of voting  on the  Plans  and such  Agreement.  Continuation  of the Plans and such
Distribution  Agreements  must be approved  annually by the Board of Trustees in the same manner as specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable  likelihood of each Plan  providing a benefit to its  respective
Fund  Class.  The Plans and the  Distribution  Agreements,  as  amended,  may be terminated  with  respect  to a Fund  Class at any  time  without  penalty  by a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans and the Distribution Agreements,  or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority  vote of  Independent  Trustees  who have no direct or indirect financial interest in the Plans or Distribution Agreements. With respect to each
Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the  outstanding  voting  securities of a
Fund's Class B Shares.  Also, any other material  amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent
Trustees  who have no  direct or  indirect  financial  interest  in the Plans or
Distribution  Agreements.  In  addition,  in  order  for  the  Plans  to  remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent  Trustees and who have no direct or indirect financial interest in the Plans or Distribution  Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

     For the fiscal year ended March 31,  2006,  Rule 12b-1  payments  under the
Fund Classes' Plans were as follows.

--------------------------------- ----------------- ------------------ -----------------
Large Cap Growth Fund               Class A Shares     Class B Shares   Class C Shares
--------------------------------- ----------------- ------------------ -----------------
Advertising                             $0                 $0                $0
--------------------------------- ----------------- ------------------ -----------------
Annual/Semi-Annual Reports              360                133               772
--------------------------------- ----------------- ------------------ -----------------
Broker Trails                         127,773            24,409            585,986
--------------------------------- ----------------- ------------------ -----------------
Broker Sales Charges                     0               48,420            754,475
--------------------------------- ----------------- ------------------ -----------------
Dealer Service Expenses                  0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Interest on Broker Sales Charges         0                7,308            23,667
--------------------------------- ----------------- ------------------ -----------------
Commissions to Wholesalers               0                  0                889
--------------------------------- ----------------- ------------------ -----------------
Promotional-Broker Meetings              0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Promotional-Other                       94                 63               1,406
--------------------------------- ----------------- ------------------ -----------------
Prospectus Printing                    2,878               269              1,956
--------------------------------- ----------------- ------------------ -----------------
Telephone                                0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Wholesaler Expenses                    9,552             14,919             7,373
--------------------------------- ----------------- ------------------ -----------------
Other                                    0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Total                                $140,657            $95,521         $1,376,534
--------------------------------- ----------------- ------------------ -----------------

--------------------------------- ----------------- ------------------ -----------------
Large Cap Value Fund                Class A Shares    Class B Shares     Class C Shares
--------------------------------- ----------------- ------------------ -----------------
Advertising                             $0                 $0                $0
--------------------------------- ----------------- ------------------ -----------------
Annual/Semi-Annual Reports              362                133               882
--------------------------------- ----------------- ------------------ -----------------
Broker Trails                         127,519            22,541            616,009
--------------------------------- ----------------- ------------------ -----------------
Broker Sales Charges                     0               49,801            657,692
--------------------------------- ----------------- ------------------ -----------------
Dealer Service Expenses                  0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Interest on Broker Sales Charges         0                6,040            16,514
--------------------------------- ----------------- ------------------ -----------------
Commissions to Wholesalers               0                 396             49,366
--------------------------------- ----------------- ------------------ -----------------
Promotional-Broker Meetings              0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Promotional-Other                       95                 315               950
--------------------------------- ----------------- ------------------ -----------------
Prospectus Printing                    3,085              1,504             3,395
--------------------------------- ----------------- ------------------ -----------------
Telephone                                0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Wholesaler Expenses                    8,909             17,681            58,731
--------------------------------- ----------------- ------------------ -----------------
Other                                    0                  0                 0
--------------------------------- ----------------- ------------------ -----------------

                                       69

--------------------------------- ----------------- ------------------ -----------------
Total                                $139,970            $98,411         $1,403,539
--------------------------------- ----------------- ------------------ -----------------

--------------------------------- ----------------- ------------------ -----------------
Small Cap Growth Fund               Class A Shares     Class B Shares     Class C Shares
--------------------------------- ----------------- ------------------ -----------------
Advertising                             $0                 $0                $0
--------------------------------- ----------------- ------------------ -----------------
Annual/Semi-Annual Reports              209                149               314
--------------------------------- ----------------- ------------------ -----------------
Broker Trails                         30,454              5,255            128,050
--------------------------------- ----------------- ------------------ -----------------
Broker Sales Charges                     0               10,032            147,643
--------------------------------- ----------------- ------------------ -----------------
Dealer Service Expenses                  0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Interest on Broker Sales Charges         0                1,364             5,410
--------------------------------- ----------------- ------------------ -----------------
Commissions to Wholesalers               0                 92                 0
--------------------------------- ----------------- ------------------ -----------------
Promotional-Broker Meetings              0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Promotional-Other                       23                 14                205
--------------------------------- ----------------- ------------------ -----------------
Prospectus Printing                     895                464               722
--------------------------------- ----------------- ------------------ -----------------
Telephone                                0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Wholesaler Expenses                    1,940              2,489            14,838
--------------------------------- ----------------- ------------------ -----------------
Other                                    0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Total                                 $33,521            $19,859          $297,182
--------------------------------- ----------------- ------------------ -----------------

--------------------------------- ----------------- ------------------ -----------------
Small Cap Value Fund                Class A Shares     Class B Shares     Class C Shares
--------------------------------- ----------------- ------------------ -----------------
Advertising                             $0                 $0                $0
--------------------------------- ----------------- ------------------ -----------------
Annual/Semi-Annual Reports              214                180               449
--------------------------------- ----------------- ------------------ -----------------
Broker Trails                         35,187              5,701            149,611
--------------------------------- ----------------- ------------------ -----------------
Broker Sales Charges                     0               10,328            136,311
--------------------------------- ----------------- ------------------ -----------------
Dealer Service Expenses                  0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Interest on Broker Sales Charges         0                1,313             6,037
--------------------------------- ----------------- ------------------ -----------------
Commissions to Wholesalers               0                 574              8,681
--------------------------------- ----------------- ------------------ -----------------
Promotional-Broker Meetings              0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Promotional-Other                       27                 15                581
--------------------------------- ----------------- ------------------ -----------------
Prospectus Printing                     581                472              1,115
--------------------------------- ----------------- ------------------ -----------------
Telephone                                0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Wholesaler Expenses                    2,616               934             22,231
--------------------------------- ----------------- ------------------ -----------------
Other                                    0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Total                                 $38,625            $19,517          $325,016
--------------------------------- ----------------- ------------------ -----------------

--------------------------------- ----------------- ------------------ -----------------
International Fund                  Class A Shares     Class B Shares     Class C Shares
--------------------------------- ----------------- ------------------ -----------------
Advertising                             $0                 $0                $0
--------------------------------- ----------------- ------------------ -----------------
Annual/Semi-Annual Reports              247                106               451
--------------------------------- ----------------- ------------------ -----------------
Broker Trails                         52,781              10,537           246,730
--------------------------------- ----------------- ------------------ -----------------
Broker Sales Charges                     0               20,439            253,245
--------------------------------- ----------------- ------------------ -----------------
Dealer Service Expenses                  0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Interest on Broker Sales Charges         0                2,461            12,631
--------------------------------- ----------------- ------------------ -----------------
Commissions to Wholesalers               0                 106             17,241
--------------------------------- ----------------- ------------------ -----------------
Promotional-Broker Meetings              0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Promotional-Other                       40                 28                394
--------------------------------- ----------------- ------------------ -----------------
Prospectus Printing                    1,074               244              2,574
--------------------------------- ----------------- ------------------ -----------------
Telephone                                0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Wholesaler Expenses                    3,794              4,452            38,749
--------------------------------- ----------------- ------------------ -----------------
Other                                    0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Total                                 $57,936            $38,373          $572,015
--------------------------------- ----------------- ------------------ -----------------

--------------------------------- ----------------- ------------------ -----------------
Fixed Income Fund                   Class A Shares     Class B Shares     Class C Shares
--------------------------------- ----------------- ------------------ -----------------
Advertising                             $0                 $0                $0
--------------------------------- ----------------- ------------------ -----------------
Annual/Semi-Annual Reports              399                237              1,117
--------------------------------- ----------------- ------------------ -----------------
Broker Trails                         144,049            31,831            748,113
--------------------------------- ----------------- ------------------ -----------------
Broker Sales Charges                     0               45,674            822,121
--------------------------------- ----------------- ------------------ -----------------
Dealer Service Expenses                  0                  0                 0
--------------------------------- ----------------- ------------------ -----------------

                                       70

--------------------------------- ----------------- ------------------ -----------------
Interest on Broker Sales Charges         0                7,698            82,869
--------------------------------- ----------------- ------------------ -----------------
Commissions to Wholesalers               0                1,652            41,354
--------------------------------- ----------------- ------------------ -----------------
Promotional-Broker Meetings              0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Promotional-Other                       106                324              1,169
--------------------------------- ----------------- ------------------ -----------------
Prospectus Printing                    3,108              2,567             7,260
--------------------------------- ----------------- ------------------ -----------------
Telephone                                0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Wholesaler Expenses                   10,180              7,043            20,120
--------------------------------- ----------------- ------------------ -----------------
Other                                    0                  0                 0
--------------------------------- ----------------- ------------------ -----------------
Total                                $157,842            $97,026         $1,724,123
--------------------------------- ----------------- ------------------ -----------------

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases made by any such  purchaser  previously  enumerated  within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Fund which provides  for the  holding in escrow by the  Service  Agent,  of 5% of the total amount  of Class A Shares  intended  to be  purchased  until  such  purchase  is completed  within the  13-month  period.  Until  January  1,  2007,  a Letter of
Intention  may be dated to include  shares  purchased up to 90 days prior to the date the Letter is signed;  effective  January 1, 2007, the Funds will no longer accept retroactive letters of intention.  The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted  below,  the  purchaser  will  be  asked  to pay an  amount  equal  to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end  sales charge  otherwise  applicable to the total shares  purchased.  If such  payment is not made  within 20 days  following  the expiration  of  the  13-month  period,  the  Service  Agent  will  surrender  an appropriate number of the escrowed shares for redemption in order to realize the difference.  Such  purchasers  may include the values (at offering  price at the level  designated in their Letter of Intention) of all their shares of the Funds
(except  shares of any Fund which  does not carry a  front-end  sales  charge or
CDSC,  unless they were acquired through an exchange from a Fund which carried a front-end  sales charge or CDSC)  previously  purchased and still held as of the date of their  Letter of Intention  toward the  completion  of such Letter.  For purposes of  satisfying an  investor's  obligation  under a Letter of Intention,
Class B Shares  and Class C Shares of the Funds may be  aggregated  with Class A
Shares of the Funds.

     Combined  Purchases  Privilege:  In  determining  the  availability  of the reduced  front-end  sales  charge  previously  set forth with respect to Class A
Shares,  purchasers  may combine the total amount of any  combination of Class A
Shares,  Class B Shares and/or Class C Shares of the Funds (except shares of any
Fund which does not carry a  front-end  sales  charge or CDSC,  unless they were acquired  through an exchange from a Fund which carried a front-end sales charge or CDSC).

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

                                       71

Right of Accumulation
     In  determining  the  availability  of the reduced  front-end  sales charge previously  set forth with  respect to the Class A Shares,  purchasers  may also combine any subsequent  purchases of Class A Shares,  Class B Shares and Class C
Shares of the Funds (except  shares of any Fund which does not carry a front-end sales charge or CDSC,  unless they were acquired through an exchange from a Fund which  carried a front-end  sales  charge or CDSC).  If, for  example,  any such purchaser has  previously  purchased and still holds Class A Shares of Large Cap
Growth Fund and/or shares of any other of the Classes  described in the previous sentence with a value of $70,000 and subsequently  purchases $10,000 at offering price of  additional  Class A Shares  of  Large  Cap  Growth  Fund,  the  charge applicable to the $10,000  purchase would currently be 4.75%. For the purpose of this  calculation,  the  shares  presently  held  shall be valued at the  public offering  price  that  would  have  been in  effect  were the  shares  purchased simultaneously with the current purchase. Investors should refer to the table of sales  charges for Class A Shares in the Fund  Classes'  Prospectus to determine
the   applicability   of  the  Right  of   Accumulation   to  their   particular
circumstances.

35-Day Reinvestment Privilege
     Holders  of Class A Shares  and  Class B Shares  of the  Funds  (and of the
Institutional  Class holding shares which were acquired through an exchange from another Fund offered with a front-end  sales charge) who redeem such shares have
35 days from the date of redemption to reinvest all or part of their  redemption proceeds  in the same  Class of the  Funds.  In the case of Class A Shares,  the reinvestment  will not be assessed an additional  front-end  sales charge and in the case of Class B Shares,  the  amount of the CDSC  previously  charged on the redemption  will be  reimbursed by the  Distributor.  The  reinvestment  will be subject to applicable  eligibility and minimum purchase requirements and must be in states  where  shares of such  other  Funds  may be sold.  Persons  investing redemption  proceeds  from  direct  investments  in a  Fund  offered  without  a front-end sales charge will be required to pay the applicable sales charges when purchasing  Class A  shares.  The  reinvestment  privilege  does not  extend  to redemptions of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable CDSC due upon redemption as well as the automatic conversion into
Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any  reinvestment  directed to a Fund in which the  investor  does not then have an account will be treated like all other  initial  purchases of the Fund's shares.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless  otherwise  designated  in writing,  dividends  from net  investment income and  distributions  from  realized  securities  profits,  if any, will be automatically  reinvested in additional  shares of the respective  Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be  credited  to the  account on that  date.  All  dividends  and distributions of the  Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation  of  each  dividend  payment  from  net  investment  income  and of distributions  from  realized  securities  profits,  if any,  will be  mailed to shareholders in the first quarter of the fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares  to their  plan  accounts  at any  time  through  a participating securities dealer or other financial intermediary. Such purchases, which must meet the minimum  subsequent  purchase  requirements set forth in the
Prospectuses and this Part B, are made for Class A Shares at the public offering price,  and for Class B Shares,  Class C Shares and  Institutional  Class at the
NAV,

                                       72

at the end of the day of receipt.  A reinvestment  plan may be terminated at any time. This plan does not assure a profit nor protect  against  depreciation in a declining market.

Reinvestment of Dividends in Other Funds
     Subject to applicable eligibility and minimum initial purchase requirements
and  the  limitations  set  forth  below,   holders  of  the  Fund  Classes  may
automatically  reinvest  dividends and/or  distributions in any of the Funds, in states where their shares may be sold.  Such  investments  will be at NAV at the close of business on the  reinvestment  date without any front-end sales charge.
The  Service  Agent must be  notified in writing and an account in the Fund into which the  dividends  and/or  distributions  are to be  invested  must have been established.  Any reinvestment directed to a Fund in which the investor does not then have an account  will be treated  like all other  initial  purchases of the
Fund's shares.

     Subject to the following  limitations,  dividends and/or distributions from one Fund may be invested in shares of another Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares.  Dividends  from Class B Shares may be directed only to other
Class B Shares,  and dividends from Class C Shares may be directed only to other
Class C Shares.

Investing by Exchange
     If you have an  investment  in one Fund,  you may  authorize an exchange of part or all of your  investment into shares of another Fund. If you wish to open an account  by  exchange,  call your  participating  securities  dealer or other financial  intermediary for more  information.  All exchanges are subject to the
eligibility  and  minimum   purchase   requirements  set  forth  in  the  Funds'
Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares of the Funds will be made without the  imposition  of a
CDSC by the Fund  from  which  the  exchange  is  being  made at the time of the exchange.

Retirement Accounts for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans,  such  as an  individual  retirement  account  ("IRA"),  Roth  IRA or the
Coverdell  Education  Savings  Account.  To determine  whether the benefits of a tax-sheltered account is appropriate, you should consult with a tax adviser.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000  for  retirement  accounts.  Purchases  of Class C Shares must be in an amount that is less than  $1,000,000  for such  accounts.  The maximum  purchase limitations apply only to the initial purchase of shares by the retirement plan.
The CDSC may be  waived on  certain  redemptions  of Class B Shares  and Class C
Shares. See the Fund Classes Prospectus for a list of the instances in which the
CDSC is waived.

     Retirement  accounts  may be subject  to plan  establishment  fees,  annual maintenance fees and/or other administrative or trustee fees. Fees may be shared by Delaware Management Trust Company, the Service Agent, other affiliates of the
Manager,  participating  securities  dealers or other  financial  intermediaries
(including LPL) and others that provide services to such Plans.

     Certain   shareholder   investment  services  available  to  non-retirement
accounts  shareholders may not be available to retirement account  shareholders.
Certain retirement  accounts may qualify to purchase shares of the Institutional
Class shares. See Institutional Class, above. For additional  information on any of the plans and  retirement  services,  contact your  participating  securities dealer or other financial intermediary.

     It is advisable for an investor considering any one of the retirement plans described  below  to  consult  with  an  attorney,  accountant  or  a  qualified retirement plan consultant.  For further details, including applications for any of  these  accounts,  contact  your  participating  securities  dealer  or other financial intermediary.

                                       73

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Each Fund has authorized one or more  participating  securities  dealers or other  financial  intermediaries  to accept  purchase and  redemption  orders on behalf of the Fund.  Such  participating  securities  dealers or other financial intermediaries  are  authorized  to  designate  other  intermediaries  to accept purchase  and  redemption  orders on the behalf of each Fund.  For  purposes  of pricing,  each Fund will be deemed to have  received  a purchase  or  redemption order when a participating securities dealer or other financial intermediary or, if applicable,  its  authorized  designee,  accepts the order.  Investors may be charged a fee when effecting  transactions  through a  participating  securities dealer or other financial intermediary.

     Orders for purchases and  redemptions of Class A Shares are effected at the offering  price next  calculated  after the receipt of the order by the Fund, it agent or authorized designeee. The offering price for Class A Shares consists of the NAV per share plus any applicable  sales  charges.  Orders for purchases and redemptions of Class B Shares, Class C Shares and Institutional Class Shares are
effected  at the NAV per  share  next  calculated  after  the  order is  placed.
Participating   securities   dealers  or  other  financial   intermediaries  are
responsible for transmitting orders promptly.

     Offering  price and NAV are computed as of the close of regular  trading on the New York Stock  Exchange  (the  "NYSE"),  which is normally 4 p.m.,  Eastern
Time,  on days when the NYSE is open for  business.  The NYSE is scheduled to be open Monday  through Friday  throughout the year (each a "Business  Day") except for days when the following holidays are observed: New Year's Day, Martin Luther
King, Jr.'s Birthday,  Presidents' Day, Good Friday,  Memorial Day, Independence
Day, Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed, the Funds will generally be closed,  pricing  calculations  will not be made, and purchase and  redemption  orders  will not be  processed.  In the event of changes in the
NYSE's time of  closing,  the Trust  reserves  the right to price at a different time,  to price  more  often  than  once  daily or to make  the  offering  price effective at a different time.

     Each Fund's NAV per share for each Class is calculated by  subtracting  the liabilities  of each class from its total assets and  dividing by the  resulting number of the shares  outstanding for that class.  Expenses and fees are accrued daily.  In  determining  each  Fund's  total net  assets,  portfolio  securities primarily listed or traded on a national or foreign securities exchange,  except for bonds,  are generally  valued at the closing price on that exchange,  unless such closing prices are determined to be not readily  available  pursuant to the
Funds'  pricing  procedures.  Exchange  traded  options  are  valued at the last reported  sale price or, if no sales are  reported,  at the mean between bid and asked  prices.  Non-exchange  traded  options  are valued at fair value  using a
mathematical  model.   Futures  contracts  are  valued  at  their  daily  quoted
settlement  price.  Securities not traded on a particular day,  over-the-counter securities,  and government  and agency  securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Debt securities  (other  than  short-term  obligations)  are  valued  on the basis of valuations  provided  by a pricing  service  when such  prices are  believed  to reflect the fair value of such securities.  Foreign  securities,  currencies and other assets  denominated in foreign currencies are translated into U.S. dollars at the mean between the bid and offer  quotations  of such  currencies  based on rates in effect as of the close of the London Stock Exchange,  as provided by an independent  pricing service.  Use of a pricing service has been approved by the
Board of  Trustees.  Prices  provided  by a pricing  service  take into  account
appropriate  factors  such  as  institutional   trading  in  similar  groups  of
securities,  yield,  quality,  coupon  rate,  maturity,  type of issue,  trading characteristics and other market data. Subject to the foregoing,  securities for which market  quotations  are  determined to be not readily  available and other assets  are  valued at fair  value as  determined  in good faith and in a method approved by the Board of Trustees.

     Each Class of the Funds will bear, pro-rata,  all of the common expenses of the Funds. The NAVs of all outstanding shares of each Class of the Funds will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation in the Funds  represented by the value of shares of that Class.  All income earned and expenses  incurred by the Funds will be borne on a pro-rata basis by each outstanding  share of a Class,  based on each Class'
percentage  in the Funds  represented  by the  value of shares of such  Classes, except  that the Fund  Classes  alone  will bear the Rule  12b-1  Plan  expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be allocable  to each Class,  the NAV of each Class of each Fund will vary.

                                       74

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     Shares can be redeemed or exchanged in a number of different  ways that are described below. Exchanges are subject to the requirements of the Funds, and all exchanges of shares constitute taxable events. Further, in order for an exchange to be  processed,  shares of the Fund being  acquired  must be registered in the state where the acquiring shareholder resides. An exchange constitutes,  for tax purposes, the sale of one Fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder  for federal income tax purposes.  You may want to consult  your  participating  securities  dealer or other  financial intermediary to discuss which Funds will best meet your changing objectives, and the  consequences of any exchange  transaction.  Your ability to exchange may be limited if the purchase side of your exchange  order is rejected for any reason.
In such an instance,  we will generally honor your redemption  order part of the exchange order.

     Shares  will be  redeemed  or  exchanged  at a price  based on the NAV next determined  after a Fund  receives your request in good order,  subject,  in the case of a redemption,  to any applicable  CDSC. See the Funds'  Prospectuses for more information. A redemption request may indicate a specific dollar amount. In the  case  of  such a  request,  and in the  case of  certain  redemptions  from retirement accounts, a Fund will redeem the number of shares necessary to deduct the applicable  CDSC in the case of Class B Shares and Class C Shares and tender to the shareholder the requested  amount,  assuming the shareholder holds enough shares in his or her account for the  redemption to be processed in this manner.
Otherwise,  the amount  tendered  to the  shareholder  upon  redemption  will be reduced by the amount of the applicable  CDSC.  Payment for shares redeemed will ordinarily  be mailed  the next  business  day,  but in no case later than seven days,  after receipt of a redemption  request in good order.  Each Fund reserves the right to reject a written or telephone  redemption  request or delay payment of redemption  proceeds if there has been a recent  change to the  shareholder's address of record.

     Except as noted below,  for a redemption  request to be in "good order," it must provide the account number, account registration and total number of shares or dollar  amount of the  transaction.  Exchange  requests must also provide the name of the Fund in which the proceeds are to be invested. Exchange instructions and  redemption  requests must be signed by the record  owner(s)  exactly as the shares are registered. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than  weekends or holidays or trading  thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them are not reasonably  practical,  or it is not reasonably  practical for the Funds  fairly to value  their  assets,  or in the event that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone  payment or suspend the right of redemption.  In such case, the request for  redemption may be withdrawn or left standing as a request for redemption at the NAV next determined after the suspension has been terminated.

     Payment  for  shares  redeemed  may be made  either in cash or in kind,  or partly in cash and partly in kind. Any portfolio  securities paid or distributed in kind would be valued as  described  in  Determining  Offering  Price and NAV.
Subsequent sale by an investor  receiving a distribution in kind could result in the payment of  brokerage  commissions.  However,  the Funds have  elected to be governed  by Rule  18f-1  under  the 1940 Act  pursuant  to which  the Funds are obligated to redeem  shares solely in cash up to the lesser of $250,000 or 1.00%
of the NAV of each Fund during any 90-day period for any one shareholder.

     The value of a Fund's  investments  is subject to changing  market  prices.
Thus,  a  shareholder  reselling  shares to a Fund may sustain  either a gain or loss, depending upon the price paid and the price received for such shares.

     Except  for the  applicable  CDSC,  neither  the Funds nor the  Distributor charge a fee for redemptions,  but such fees could be charged at any time in the future.

     Holders of Class A Shares of a Fund may exchange all or part of their Class
A Shares for Class A Shares of another Fund,  but may not exchange their Class A
Shares  for Class B Shares or Class C Shares of the  Funds.  Holders  of Class B
Shares of a Fund are  permitted  to exchange all or part of their Class B Shares only into Class B Shares of another

                                       75

Fund.  Similarly,  holders of Class C Shares of a Fund are permitted to exchange all or part of their  Class C Shares  only into Class C Shares of another  Fund.
Class B Shares of the Funds and Class C Shares of the Funds acquired by exchange will  continue  to carry  the CDSC  and,  in the  case of  Class B  Shares,  the automatic  conversion  schedule of the Fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of  determining  the time of the automatic conversion into Class A Shares of the Fund.

     Holders of Class B Shares or Class C Shares of a Fund that  exchange  their shares  ("Original  Shares")  for  shares of another  Fund (in each  case,  "New
Shares")  in a  permitted  exchange  will not be  subject  to a CDSC that  might otherwise  be  due  upon  redemption  of  the  Original  Shares.  However,  such shareholders will continue to be subject to the CDSC and, in the case of Class B
Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC  assessed upon  redemption  will be charged by the Fund from which the Original Shares were exchanged.  In an exchange of Class B Shares from a Fund,  the Fund's  CDSC  schedule  may be higher  than the CDSC  schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original  Shares is added to the period of time that the investor held the New Shares.

     The Funds also reserve the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be unable to invest  effectively in accordance  with its investment  objectives and policies,  or would otherwise potentially be adversely affected. A shareholder's purchase  exchanges  may be  restricted  or  refused  if the  Fund  receives  or anticipates  simultaneous  orders affecting  significant  portions of the Fund's assets.

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable,  may establish a Systematic
Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more,  although the Fund does not  recommend  any  specific  amount of withdrawal.  This $5,000 minimum does not apply certain of the Fund's retirement accounts.  Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the  shareholder's  account and sufficient full and fractional shares will be redeemed at the NAV  calculated on the third  Business Day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two Business Days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the  specific  shares  liquidated.  Premature  withdrawals  from  retirement accounts may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares  through a periodic  investment  program in the Fund must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect.
The CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual  amount  withdrawn  in each year is less than 12% of the account balance on the date that the Plan is  established.  If the annual amount withdrawn  in any year  exceeds 12% of the account  balance on the date that the
Systematic  Withdrawal Plan is established,  all redemptions under the Plan will be subjected to the  applicable  CDSC,  including an assessment  for  previously redeemed  amounts  under the Plan.  Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not  subject to a CDSC  because  they have  either  satisfied  the
required   holding  period  or  were  acquired   through  the   reinvestment  of
distributions. See "Waivers of Contingent Deferred Sales Charges" below.

                                       76

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an  eligible  guarantor  institution.  The Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness.  This plan may be terminated by the  shareholder or DSC at any time by giving written notice.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes of the Funds.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Written Redemption
     The written redemption feature is available only if the Service Agent holds your shares.  The redemption request must be signed by all owners of the account or your investment dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s)  at the address of record, the Funds  require a  signature  by all owners of the  account  and a  signature guarantee  for  each  owner.  A  signature  guarantee  can  be  obtained  from a commercial  bank,  a  trust  company  or  a  member  of  a  Securities  Transfer
Association Medallion Program ("STAMP").  Each Fund reserves the right to reject a  signature  guarantee  supplied  by  an  eligible  institution  based  on  its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

Telephone Redemption
     The  telephone  redemption  feature is available  only if the Service Agent holds your shares.  The  Telephone  Redemption - Check to Your Address of Record
service,  which is described below, is automatically  provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services  available  with respect to your  account.  Each Fund reserves the right to modify, terminate or suspend the procedure upon 60 days' written notice to  shareholders.  It may be difficult  to reach the Funds by  telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     Neither a Fund nor the Service  Agent is  responsible  for any  shareholder loss incurred in acting upon written or telephone instructions for redemption of
Fund shares which are  reasonably  believed to be genuine.  With respect to such telephone  transactions,  the Funds will follow reasonable procedures to confirm that instructions  communicated by telephone are genuine (including verification of a form of  personal  identification)  as,  if it does  not,  such Fund or the
Service  Agent may be liable for any losses due to  unauthorized  or  fraudulent transactions.  Telephone instructions received by the Fund Classes are generally tape recorded,  and a written  confirmation  will be provided for all redemption transactions initiated by telephone.

     Telephone  Redemption  - Check to Your  Address  of Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund  Classes'  Prospectus  for  instances in which the CDSC applicable to Class B Shares and Class C Shares may be waived.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions
     The following supplements the information in the Prospectuses.

     The policy of the Trust is to distribute  substantially  all of each Fund's net investment  income and any net realized capital gains, if any, in the amount and at the times that will avoid any federal  income or excise  taxes.  This may require additional payments,  if any, to be made during the first quarter of the following taxable year.

                                       77

     Each  Class of  shares  of each  Fund  will  share  proportionately  in the investment income and expenses of that Fund, except that Fund Classes alone will incur distribution fees under their respective Rule 12b-1 Plans.

     All  dividends and any capital gains  distributions  will be  automatically reinvested  in  additional  shares of the same  Class of the Fund at NAV  unless otherwise designated in writing that such dividends and/or distributions be paid in cash.  Dividend  payments of $1.00 or less will be automatically  reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's  dividends  increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  net asset value and the  dividend  option may be changed from cash to reinvest. The Funds may deduct from a shareholder's account the costs of that Fund's efforts to locate a shareholder if a shareholder's  mail is returned by the United States Post Office or the Funds are otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

Taxes
     Distributions of Net Investment  Income. The Funds receive income generally in the  form of  dividends  and  interest  on  their  investments  in  portfolio securities.  This income,  less  expenses  incurred in the  operation of a Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions  by a Fund from such  income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital Gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

     Effect of Foreign  Withholding  Taxes.  The Funds may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce a Fund's distributions paid to you.

     Pass-through of foreign tax credits by the International Fund. If more than
50% of the  International  Fund's  total  assets at the end of a fiscal  year is invested in foreign  securities,  the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made,  the
International  Fund may  report  more  taxable  income  to you than it  actually distributes.  You will then be  entitled  either to deduct  your  share of these taxes in  computing  your taxable  income,  or to claim a foreign tax credit for these taxes against your U.S.  federal  income tax (subject to  limitations  for certain  shareholders).  The  International  Fund  will  provide  you  with  the information  necessary to claim this deduction or credit on your personal income tax return if it makes this election. Your use of foreign dividends,  designated by a Fund as qualified  dividend income subject to taxation at long-term capital gain  rates,  may reduce the  otherwise  available  foreign  tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their  personal tax advisors  about their foreign tax credits and the procedures that they should  follow to claim  these  credits on their  personal  income tax returns.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a  Fund.  Similarly,  foreign  exchange  losses  realized  on the  sale  of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of a Fund's previously  distributed  income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

                                       78

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
(PFICs).  When investing in PFIC securities,  the Funds intend to mark-to-market these  securities  and  recognize  any gains at the end of the Funds' fiscal and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized gains.  These gains (reduced by allowable  losses) are treated as ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have not held  Fund  shares  for a full  year,  the Fund may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period of your investment in the Fund.  Taxable  distributions declared by a Fund in  December,  but paid in January,  are taxable to you as if they were paid in December.

     Election to be Taxed as a Regulated  Investment Company.  Each Fund intends to elect to be treated as a regulated  investment  company under Subchapter M of the Code and  intends  to so  qualify  during  the  current  fiscal  year.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to  distribute  a Fund's net  long-term  capital gain or not to maintain the qualification of a Fund as a regulated  investment company if it determines such a course of action to be beneficial to  shareholders.  If net long-term  capital gain is retained,  a Fund would be taxed on the gain, and shareholders  would be notified  that they are  entitled  to a credit or refund for the tax paid by the
Fund.  If a Fund fails to qualify as a regulated  investment  company,  the Fund would be subject to federal, and possibly state,  corporate taxes on its taxable income and gains,  and  distributions to you will be taxed as dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution  Requirements.  As a regulated  investment company, each Fund is  required  to  distribute  its income and gains on a calendar  year basis, regardless of the Fund's fiscal year end as follows:

     Required Distributions.  To avoid federal excise taxes, the Code requires a
Fund to  distribute  to you by  December  31 of each  year,  at a  minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Funds intend to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

                                       79

     Post-October  Losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions for that calendar year. Accordingly,  a Fund is permitted to elect to treat net capital losses realized  between November 1 and its fiscal year end of  March  31 (  "post-October  loss")  as  occurring  on the  first  day of the following tax year (i.e., April 1).

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held  your  shares.  The  automatic  conversion  of Class B
Shares  into  Class A  Shares  at the end of  approximately  eight  years  after purchase will be tax-free for federal tax purposes.  Shareholders should consult their tax  advisers  regarding  the state  and  local  tax  consequences  of the conversion  of Class B Shares into Class A Shares,  or any other  conversion  or exchange of shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis -- Class A Shares only. In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

               o    In your  original  purchase of Fund  shares,  you received a
                    reinvestment   right  (the  right  to  reinvest  your  sales
                    proceeds at a reduced or with no sales charge), and
               o    You sell some or all of your original  shares within 90 days of their purchase, and
               o    You  reinvest  the sales  proceeds in the Fund or in another
                    Fund of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income on  investments  by a Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal  agency-backed  obligations (e.g., GNMA) or FNMA obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion  of the  dividends  paid by the Large Cap Growth  Fund,  Large Cap Value
Fund, Small Cap Growth Fund, Small Cap Value Fund, and International Fund may be
qualified  dividends eligible for taxation at long-term capital gain rates. This reduced  rate  generally  is  available  for  dividends  paid  by a Fund  out of dividends earned on the Fund's investment in stocks of domestic corporations and qualified  foreign  corporations.  Either none or only a nominal  portion of the dividends  paid by the Fixed  Income  Fund  will be  qualified  dividend  income because such Fund invests primarily in debt instruments.

                                       80

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year, a Fund will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the  dividends  paid by the Large Cap Growth Fund,  Large Cap Value
Fund,  Small Cap Growth Fund, Small Cap Value Fund, and  International  Fund may
qualify for the dividends-received deduction. The portion of dividends paid by a
Fund that so qualifies  will be  designated  each year in a notice mailed to the
Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic  (U.S.)  corporations  that would have  qualified for the dividends-received  deduction in the hands of the Fund if the Fund was a regular corporation.  Either none or only a nominal portion of the dividends paid by the
Fixed Income Fund will be qualified  dividend  income  because such Fund invests primarily in debt instruments.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly causing a Fund to sell securities to raise the cash for necessary distributions)
and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited  cases, subject  a Fund to U.S.  federal  income  tax on  income  from  certain  foreign securities.  These rules could also affect whether gain or loss  recognized by a
Fund is treated as ordinary or capital,  or as interest or dividend  income.  In
addition,   the  Fund's   investment  in  REMIC   securities  could  in  limited
circumstances  cause a tax-exempt  investor to have unrelated  business  taxable income. These rules could, therefore,  affect the amount, timing or character of the income distributed to you by a Fund. For example:

     Derivatives.  A Fund is  permitted to invest in certain  options,  futures, forwards or foreign currency  contracts.  If a Fund makes these investments,  it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term and 40% short-term  gains.  In  determining  its net income for excise tax purposes,  a Fund also would be required to mark-to-market these  contracts  annually  as of October 31 (for  capital  gain net income) and
December 31 (for taxable  ordinary  income),  and to realize and  distribute any resulting income and gains.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not

                                       81

loss, on the position.  Additionally,  a Fund's entry into
securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of  taxation  on  qualified  dividend  income,  and,  to the  extent  that  debt securities are loaned,  will generally not qualify as qualified  interest income for foreign withholding tax purposes.

     Tax  straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold  offsetting  positions in securities.  If a Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Securities  purchased  at  discount.  A Fund  is  permitted  to  invest  in securities  issued or  purchased  at a discount  such as zero  coupon,  deferred interest  or  payment-in-kind  (PIK)  bonds that could  require it to accrue and distribute income not yet received. If it invests in these securities,  the Fund could be required to sell  securities in its portfolio  that it otherwise  might have  continued  to hold in  order to  generate  sufficient  cash to make  these distributions.

     Investment in REMIC Residuals or Taxable Mortgage Pools. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements (401(k)s) and other tax-exempt entities,  generally are  exempt  from  federal  income tax except  with  respect to their  unrelated business  taxable income  ("UBTI").  Under current law, the Funds serve to block
UBTI from being realized by their tax-exempt  shareholders.  Notwithstanding the foregoing,  a tax  exempt  shareholder  could  realize  UBTI  by  virtue  of its investment in a Fund if: (i) the Fund invests in residual interests in REMICs or in REITs that hold REMIC  residual  interests  (income that is  attributable  to these residual interests is referred to in the Code as an "excess inclusion") or
(ii) shares in the Fund  constitute  debt-financed  property in the hands of the tax exempt  shareholder  within the meaning of Code Section 514(b). In addition, if a REIT,  that  issues debt  securities  with more than one  maturity,  owns a
"taxable  mortgage pool" within the meaning of Code Section 7701(i) as a portion of the REIT's assets,  or as a REIT  subsidiary,  a portion of the REIT's income may be treated as if it were an excess  inclusion from a REMIC.  If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. Treasury regulations that have yet to be  issued  in final  form  are  expected  to  provide  that  excess inclusion  income of regulated  investment  companies,  such as a Fund,  will be allocated to shareholders of the regulated  investment  company in proportion to the dividends  received by such  shareholders,  with the same consequences as if you held the related  REMIC  residual  interest  directly.  In  general,  excess inclusion  income  allocated to tax-exempt  shareholders (i) cannot be offset by net  operating  losses  (subject  to a  limited  exception  for  certain  thrift institutions),  (ii) will  constitute  UBTI to entities  (including  a qualified pension  plan,  an  individual  retirement  account,  a  401(k)  plan  or  other tax-exempt  entity)  subject  to  tax  on  unrelated  business  income,  thereby potentially  requiring such an entity that is allocated excess inclusion income, and otherwise  might not be required to file a tax return,  to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

     Credit Default Swap  Agreements.  A Fund may enter into credit default swap agreements.  The rules governing the tax aspects of swap agreements that provide for contingent  nonperiodic  payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly,  while a Fund intends to account for such  transactions  in a manner  deemed to be  appropriate,  the IRS might not accept such  treatment.  The Funds intend to monitor  developments  in this area.  Certain  requirements that must be met under the Code in order for a
Fund to qualify as a regulated  investment company may limit the extent to which a Fund will be able to engage in credit default swap agreements.

     Backup Withholding.  By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,

                                       82

     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends. Also, interest-related dividends paid by a Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation  or  partnership  in which a Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated investment company.

     Further  Limitations  on Tax Reporting for  Interest-Related  dividends and
Short-term  Capital Gain  dividends for non-U.S.  investors.  While a Fund makes
every  effort  to  disclose  any  amounts  of  interest-related   dividends  and
short-term   capital   gains   distributed   to   its   non-U.S.   shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to them.

     Disposition  of a U.S.  Real  Property  Interest.  A  Fund  may  invest  in securities of  corporations  or REITs that invest in real property.  The Foreign
Investment  in Real  Property Tax Act of 1980 (FIRPTA)  makes  non-U.S.  persons subject to U.S. tax on disposition of a U.S. real property  interest as if he or she were a U.S.  person.  Such gain is sometimes  referred to as FIRTPA gain. To the extent that a Fund realizes a gain on its investment in a U.S. real property interest,  or receives a  distribution  from the gain on the sale of a U.S. real property  interest  realized  on one of its  investments,  and passes  that gain through  to its  shareholders,  such a  distribution  when  made  to a  non-U.S.
shareholder  may be  subject  to U.S.  withholding  tax at a rate of 35% and may require the filing of a nonresident U.S. income tax return.

     Disposition  of Fund  shares  as gain  from  sale of a U.S.  Real  Property
Interest.  In addition,  a sale or redemption of Fund shares will be FIRPTA gain only if -

     o    The non-U.S.  shareholder  owns more than 5% of a class of RIC shares;
          and
     o    More than 50% of the Fund's assets consist of
          --   more-than 5% interests in publicly traded companies that are U.S.
               real property holding corporations (USRPHCs),
          --   interests in non-publicly traded companies that are USRPHCs, and
          --   interests in REITs that are not  controlled by U.S.  shareholders where the REIT  shares  are  either  not  publicly  traded or are publicly traded and the Fund owns more than 5%; and
     o    Non-U.S. shareholders own 50% or more of the value of the Fund shares;
          this last  requirement  sunsets and does not apply after  December 31,
          2007.

                                       83

     In the unlikely  event a sale of Fund shares  results in FIRPTA  gain,  the gain  will be  taxed  as  income  "effectively  connected  with a U.S.  trade or business."  As a result the  non-U.S.  shareholder  will be required to pay U.S.
income tax on such gain and file a nonresident U.S. income tax return.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends  paid with respect to taxable years of the Fund beginning  after  December 31, 2004 and before January 1, 2008,  unless such exemption is extended or made permanent.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in the Fund held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of "Distributions  and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

--------------------------------------------------------------------------------
                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     To obtain the Funds'  most  current  performance  information,  please call confirm: 1-800-914-0278 or visit www.optimummutualfunds.com

     Performance quotations represent the Funds' past performance and should not be considered as  representative  of future  results.  The Funds will  calculate their  performance  in  accordance  with  the  requirements  of  the  rules  and regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and, in its  capacity as such,  audits the annual  financial  statements  of the
Fund. The Fund's  Statement of Net Assets,  Statement of Assets and Liabilities,
Statement  of  Operations,   Statement  of  Changes  in  Net  Assets,  Financial
Highlights and Notes to Financial  Statements,  as well as the report of Ernst &
Young LLP,  for the fiscal year ended March 31, 2006 are  included in the Fund's
Annual  Report  to   shareholders.   The  financial   statements  and  financial
highlights,  the notes  relating  thereto  and the  reports of Ernst & Young LLP listed above are  incorporated  by reference  from the Annual  Reports into this
Part B.

                                       84

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of July 1, 2006, the Trust believes that there were no accounts  holding
5% or more of the outstanding shares of any Class of any Fund.

                                       85

--------------------------------------------------------------------------------
                       APPENDIX A - DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

Bonds
     Excerpts from S&P's  description  of its bond ratings:  AAA--highest  grade obligations;  extremely strong capacity to pay principal and interest;  AA--also qualify as high grade obligations,  and in the majority of instances differ from
AAA issues only in a small  degree;  very strong  capacity to pay  principal and interest;  A--strong ability to pay interest and repay principal;  somewhat more susceptible  to the  adverse  effects of  changing  circumstances  and  economic conditions although more susceptible to changes in circumstances;  BBB--regarded as having an adequate  capacity to pay  interest and repay  principal;  normally exhibit  adequate  protection  parameters,  but adverse  economic  conditions or changing circumstances more likely to lead to weakened capacity to pay principal and  interest  than for  higher-rated  bonds.  BB, B, CCC, CC,  C--regarded,  on balance,  as having significant  speculative  characteristics.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such debt will likely have some  quality and  protective  characteristics,  these are outweighed by large uncertainties or major risk exposures to adverse conditions;
D--in default.

     Plus  (+) or  minus  (-) may be  added  to  ratings  from AA to CCC to show relative standing within the major rating categories.

     Excerpts from Fitch's  description of its bond ratings:  AAA--highest grade obligations;  extremely strong capacity to pay principal and interest;  AA--also qualify as high grade obligations,  and in the majority of instances differ from
AAA issues only in a small  degree;  very strong  capacity to pay  principal and interest;  A--strong ability to pay interest and repay principal;  somewhat more susceptible  to the  adverse  effects of  changing  circumstances  and  economic conditions although more susceptible to changes in circumstances;  BBB--regarded as having an adequate  capacity to pay  interest and repay  principal;  normally exhibit  adequate  protection  parameters,  but adverse  economic  conditions or changing circumstances more likely to lead to weakened capacity to pay principal and  interest  than for  higher-rated  bonds.  BB, B, CCC, CC,  C--regarded,  on balance,  as having significant  speculative  characteristics.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such debt will likely have some  quality and  protective  characteristics,  these are outweighed by large uncertainties or major risk exposures to adverse conditions;
DDD, DD, D--in default.

     Plus  (+) or  minus  (-) may be  added  to  ratings  from AA to CCC to show relative standing within the major rating categories.

     Excerpts from Moody's  description  of its bond ratings:  Aaa--judged to be the best quality.  They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards;  A--possess favorable attributes and are considered  "upper medium" grade  obligations;  Baa--considered  as medium grade obligations.  Interest  payments and principal  security appear adequate for the
present   but   certain   protective   elements   may  be   lacking  or  may  be
characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection of interest and  principal  payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance  of other terms of the contract  over any long period of time may be small; Caa--are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest;  Ca--represent obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked  shortcomings;  C--the lowest rated class of bonds, and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

     For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

Commercial Paper
     Excerpts  from  S&P's  description  of its  two  highest  commercial  paper ratings:  A-1--degree of safety  regarding  timely payment is strong; a plus (+)
sign denotes extremely strong safety  characteristics;  A-2--capacity for timely payment is  satisfactory;  the  relative  degree of safety is not as high as for issuers designated A-1.

     Excerpts  from  Moody's  description  of its two highest  commercial  paper ratings: P-1--superior quality; P-2--strong quality.

                                       86

     Excerpts  from  Fitch,  Inc.'s  description  of its highest  ratings:  F-1+
--Exceptionally  strong quality;  F-1 --Very strong  quality;  F-2 --Good credit quality.

                                       87

--------------------------------------------------------------------------------
                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

     This Appendix  provides the proxy voting  policies and  procedures  (or, in some cases,  a summary of the proxy  voting  policies  and  procedures)  for the
Manager and each Sub-Adviser.

The Manager

The Fixed Income Fund has formally  delegated to the Manager the ability to make all proxy voting  decisions in relation to portfolio  securities that it manages for the Fund.  If and when proxies  need to be voted on behalf of the Fund,  the
Manager  will vote  such  proxies  pursuant  to its Proxy  Voting  Policies  and
Procedures  (the  "Procedures").  The Manager  has  established  a Proxy  Voting
Committee (the  "Committee")  which is responsible  for overseeing the Manager's proxy  voting  process  for the Fund.  One of the main  responsibilities  of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Manager to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Fund.

In order to facilitate  the actual  process of voting  proxies,  the Manager has contracted  with  Institutional  Shareholder  Services  ("ISS") to analyze proxy statements  on behalf of the Fund and other of the  Manager's  clients  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the Fund,  ISS will  create a record  of the  vote.  By no later  than
August  31 of each  year,  information  (if any)  regarding  how the Fund  voted proxies  relating to portfolio  securities  during the most  recently  disclosed
12-month period ended June 30 is available without charge (i) through the Fund's website  at  www.optimummutualfunds.com;  and  (ii)  on  the  SEC's  website  at
www.sec.gov.

The  Procedures  contain a general  guideline  that  recommendations  of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Fund.

As stated above,  the  Procedures  also list specific  Guidelines on how to vote proxies on behalf of the Fund.  Some examples of the  Guidelines are as follows:
(i) generally vote for shareholder  proposals  asking that a majority or more of directors be  independent;  (ii) generally  vote against  proposals to require a supermajority  shareholder vote; (iii) votes on mergers and acquisitions  should be considered  on a  case-by-case  basis,  determining  whether the  transaction enhances  shareholder  value;  (iv) generally vote against proposals to create a new class of common  stock with  superior  voting  rights;  (v)  generally  vote re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are  generally  determined  on a  case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

Because  the Fund has  delegated  proxy  voting to the  Manger,  the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures  regarding this matter.  However, the Manager does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies which the Manager receives on behalf of the
Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined  Procedures, it normally will not be necessary for the Manager to make an actual  determination of how to vote a particular proxy,  thereby largely eliminating  conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation,  the
Committee  will first assess the issue to see if there is any possible  conflict of interest  involving  the Manager or affiliated  persons of the Manager.  If a member of the  Committee  has actual  knowledge of a conflict of  interest,  the
Committee  will  normally use another  independent  third party to do additional research on the particular proxy issue in order to make a recommendation  to the
Committee  on how to vote the  proxy  in the best  interests  of the  Fund.  The
Committee  will  then  review  the proxy  voting  materials  and  recommendation provided by ISS and the  independent  third party to  determine  how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

                                     * * * *

                                       88

Delafield

I.   Policy

Proxy voting is an  important  right of  shareholders  and  reasonable  care and diligence  must be undertaken to ensure that such rights are properly and timely exercised.  Delafield has discretion to vote the proxies of its clients, it will vote those proxies in the best  interest of its clients and in  accordance  with these policies and procedures.

II.  Proxy Voting Procedures

(a)  All  proxies  received  by  Delafield  will be sent  to  Delafield's  Proxy
Coordinator. Delafield's Proxy Coordinator will:

     (1)  Keep a record of each proxy received;

     (2)  Forward the proxy to the  Analyst/Manager  who follows the  particular security and therefore is responsible for making the voting decision, and at the same time a copy to the Compliance  Officer for  identification  of conflicts of interest between the Delafield and its clients;

     (3)  Absent material conflicts (see Section IV), the  Analyst/Manager  will determine how Delafield should vote the proxy. The Analyst/Manager will send its decision on how Delafield will vote a proxy to the Proxy Coordinator.

     (4)  Delafield retains a third party to assist in  coordinating  and voting proxies with respect to client securities. Portfolio Administration monitors the third party to assure that all proxies are being properly voted and  appropriate records  are  being  retained.  The  current  service  provider  being  used  is
Institutional Shareholder Services ("ISS"). ISS is responsible for receiving all proxy ballots from Delafield's client custodians, performing a reconciliation to ensure that all shares are accounted for and notifying Delafield of all upcoming meetings  via  their  website.  Delafield  is then able to cast the vote via the website by a deadline  enforced by ISS to ensure  ample time is allotted for the vote to be  received by the  company.  ISS  maintains  all client  proxy  voting history and is available upon request by Delafield.

III. Voting Guidelines

In the absence of specific  voting  guidelines  from the client,  Delafield will vote proxies in the best interests of each particular  client,  which may result in different voting results for proxies for the same issuer.  Delafield believes that voting proxies in accordance  with the following  guidelines is in the best interests of its clients.

Generally,  Delafield  will  vote in favor  of  routine  corporate  housekeeping proposals, including election of directors (where no corporate governance issues are implicated),  selection of auditors, and increases in or reclassification of common stock.

Generally,  Delafield will vote against proposals that make it more difficult to replace  members of the  issuer's  board of  directors,  including  proposals to stagger  the  board,  cause  management  to be over  represented  on the  board, introduce  cumulative  voting,  introduce  unequal  voting  rights,  and  create supermajority voting.

For other proposals, Delafield shall determine whether a proposal is in the best interests of its clients and may take into account the following factors,  among others:

(1)  whether the proposal was  recommended  by  management  and the  Delafield's opinion of management;

(2)  whether the proposal acts to entrench existing management; and

(3)  whether the  proposal  fairly  compensates  management  for past and future performance.

IV.  Conflicts of Interest

                                       89

(a)  Michael  Appleton,   Delafield's   Compliance  Officer  will  identify  any
conflicts  that exist between the  interests of Delafield and its clients.  This examination  will  include a review of the  relationship  of  Delafield  and its affiliates  with the issuer of each security and any of the issuer's  affiliates to determine if the issuer is a client of Delafield or an affiliate of Delafield or has some other relationship with Delafield or a client of Delafield.

(b)  If a material  conflict exists,  Delafield will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Delafield will also determine whether it is appropriate to disclose  the conflict to the  affected  clients  and,  except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974,
as amended  ("ERISA"),  give the clients the  opportunity  to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves  to the ERISA  client the  authority  to vote  proxies  when  Delafield determines it has a material conflict that affects its best judgment as an ERISA fiduciary,  Delafield  will give the ERISA  client the  opportunity  to vote the proxies  themselves.  Absent the client reserving voting rights,  Delafield will vote the proxies solely in accordance with the policies  outlined  Section "III.
Voting Guidelines" above.

V.       Disclosure

(a)  Delafield  will  disclose in its Form ADV Part II that  clients may contact
Michael Appleton,  Delafield's  Compliance  Officer,  via e-mail or telephone at
mappleton@rnt.com  or  212-830-5494  in  order  to  obtain  information  on  how
Delafield voted such client's  proxies,  and to request a copy of these policies and procedures.  If a client requests this  information,  Michael  Appleton will prepare a written response to the client that lists,  with respect to each voted proxy that the client has inquired  about,  (1) the name of the issuer;  (2) the proposal voted upon and (3) how Delafield voted the client's proxy.

(b)  A concise  summary of these Proxy Voting  Policies and  Procedures  will be included in  Delafield's  Form ADV Part II, and will be updated  whenever  these policies and procedures are updated. Michael Appleton will arrange for a copy of this summary to be sent to all existing  clients who will already have been sent
Delafield's  Form ADV Part  II,  which is  required  to be  offered  to  clients annually either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.      Recordkeeping

The Proxy Coordinator with the assistance of ISS will maintain files relating to
Delafield's proxy voting procedures in an easily accessible place.  Records will be  maintained  and  preserved  for five years  from the end of the fiscal  year during which the last entry was made on a record, with records for the first two years kept in the offices of Delafield and ISS. Records of the following will be included in the files:

(a)  Copies of these proxy voting  policies and  procedures,  and any amendments thereto.

(b)  A copy of each proxy  statement that Delafield  receives  provided  however that Delafield might rely on obtaining a copy of proxy statements from the SEC's
EDGAR system for those proxy statements that are so available.

(c)  A record of each vote that Delafield casts.

(d)  A copy of any  document  Delafield  created  that was  material to making a decision how to vote proxies, or that memorializes that decision.

(e)  A copy of each written  client  request for  information  on how  Delafield voted such client's proxies,  and a copy of any written response to any (written or oral) client request for information on how Delafield voted its proxies.

                                     * * * *

Mondrian Investment Partners Limited ("Mondrian")

                                       90

Mondrian has established a Proxy Voting  Committee (the  "Committee"),  which is responsible for overseeing  Mondrian's proxy voting process for the Fund. One of the  main  responsibilities  of the  Committee  is to  review  and  approve  the
Procedures to ensure that the  Procedures are designed to allow Mondrian to vote proxies in a manner  consistent with the goal of voting in the best interests of the Fund.

In order to  facilitate  the actual  process  of voting  proxies,  Mondrian  has contracted  with  Institutional  Shareholder  Services  ("ISS") to analyze proxy statements  on behalf of the Fund and other  Mondrian  clients and vote  proxies generally in accordance  with the  Procedures.  After a proxy has been voted for the  Fund,  ISS will  create a record  of the vote  that  will be  available  to stockholders  and filed with the SEC on a yearly  basis  beginning no later than
August 31, 2004. The Committee is responsible for overseeing  ISS's proxy voting activities.

The  Procedures  contain a general  guideline  that  recommendations  of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in  determining  how  proxy  issues  should be voted.  However,
Mondrian will normally vote against  management's  position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and Mondrian will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Fund.

As stated above,  the  Procedures  also list specific  Guidelines on how to vote proxies on behalf of the Fund.  Some examples of the  Guidelines are as follows:
(i)  generally  abstain if a company  changes  its  auditor and fails to provide
shareholders   with  an  explanation   for  the  change;   (ii)  generally  vote
re-incorporation  proposals on a case-by-case  basis;  (iii)  generally vote for proposals to  restructure  existing  debt  arrangements  unless the terms of the restructuring would adversely affect the rights of shareholders;  (iv) generally vote  amendments to the articles of  association on a  case-by-case  basis;  (v)
generally  vote  against the creation of a new class of  preference  shares that would carry superior voting rights to the common shares; (vi) generally vote for share repurchase plans,  unless clear evidence of past abuse of the authority is available or the plan contains no safeguards  against  selective  buybacks;  and
(vii) votes with respect to management  compensation  plans are  determined on a case-by-case basis.

Because  the  Fund has  delegated  proxy  voting  to  Mondrian,  the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, Mondrian does have a section in its Procedures  that addresses the possibility of conflicts of interest. Most proxies that Mondrian receives on behalf of the Fund are voted by
ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS  pursuant  to the  pre-determined  Procedures,  it  normally  will not be necessary  for  Mondrian  to  make  an  actual  determination  of how to  vote a particular proxy, thereby largely eliminating conflicts of interest for Mondrian during the proxy voting process. In the very limited instances where Mondrian is considering voting a proxy contrary to ISS's recommendation,  the Committee will first  assess the issue to see if there is any  possible  conflict  of  interest involving  Mondrian  or  affiliated  persons  of  Mondrian.  If a member  of the
Committee has actual  knowledge of a conflict of interest,  the  Committee  will normally use another  independent  third party to do additional  research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best  interests of the Fund.  The  Committee  will then review the proxy voting  materials  and  recommendation  provided by ISS and the independent  third party to determine how to vote the issue in a manner that the
Committee  believes is consistent  with the Procedures and in the best interests of the Fund.

                                     * * * *

H&W

Purpose
The purpose of these Proxy Voting  Policies and Procedures is to memorialize the procedures and policies  adopted by H&W to enable it to comply with its accepted responsibilities  and the  requirements  of Rule 206(4)-6  under the  Investment
Advisers Act of 1940, as amended ("Advisers Act").

Policy
H&W acts as  discretionary  investment  adviser for various  clients,  including clients  governed  by the  Employee  Retirement  Income  Security  Act  of  1974
("ERISA").   Unless  a  client  (including  a  "named  fiduciary"  under  ERISA)
specifically

                                       91

reserves  the  right  to vote its own  proxies,  H&W will  vote all  proxies  in sufficient  time  prior to  their  deadlines  as part of its full  discretionary authority over the assets.

When voting proxies for clients,  H&W's primary concern is that all decisions be made solely in the best interest of the shareholder  (for ERISA  accounts,  plan beneficiaries  and  participants,  in  accordance  with the letter and spirit of
ERISA).  H&W will act in a manner it deems  prudent  and  diligent  and which is intended to enhance the economic value of the assets of the account.

Guidelines
Each proxy issue will be considered individually. The following guidelines are a partial  list to be  used in  voting  on  proposals  often  contained  in  proxy statements,  but will not be used as rigid rules.  The voting policies below are subject to  modification  in certain  circumstances  and will be reexamined from time to time.  With respect to matters that do not fit in the categories  stated
below, H&W will exercise its best judgement as a fiduciary to vote in the manner which will most enhance shareholder value.

Management Proposals
The  majority  of  votes  presented  to  shareholders   are  proposals  made  by
management,  which have been approved and recommended by its board of directors.
Generally,  in the  absence  of any  unusual  or  non-routine  information,  the following items are likely to be supported:

     o    Ratification of appointment of independent auditors
     o    General updating/corrective amendments to charter
     o    Increase  in common  share  authorization  for a stock  split or share dividend
     o    Stock option plans that are incentive based and not excessive
     o    Election of directors

The following items will always require company specific and case-by-case review and analysis when submitted by management to a shareholder vote:

     o    Directors' liability and indemnity proposals
     o    Executive compensation plans
     o    Mergers,   acquisitions,  and  other  restructurings  submitted  to  a shareholder vote
     o    Anti-takeover and related provisions

Shareholder Proposals
Under ERISA  standards,  it is  inappropriate to use (vote) plan assets to carry out social agendas or purposes. Thus, shareholder proposals are examined closely for their  relationship  to the best  interest of  beneficiaries,  and  economic impact. In general,  H&W will vote in accordance with the  recommendation of the company's board of directors on all  shareholder  proposals.  However,  H&W will support  shareholder  proposals  that are  consistent  with H&W's  proxy  voting guidelines for board-approved proposals

Generally, shareholder proposals related to the following items are supported:

     o    Confidential voting
     o    Bylaw and charter amendments only with shareholder approval
     o    Majority of independent directors in a board

Generally,  shareholder  proposals  related  to  the  following  items  are  not supported:

     o    Limitations on the tenure of directors
     o    Declassification of the board
     o    Cumulative voting
     o    Restrictions related to social,  political, or special interest issues that  impact  the  ability  of  the  company  to  do  business  or  be competitive  and that have a significant  financial or vested interest impact.

                                       92

     o    Reports  which are costly to provide  or  expenditures  which are of a non-business nature or would provide no pertinent information from the perspective of shareholders.

Conflict of Interest
Due to the nature of H&W's  business  and its small size,  it is  unlikely  that conflicts of interest will arise in voting proxies of public companies. However, if a potential  conflict of interest did arise it would typically be a proxy for a company that is also H&W's client.  In this event,  the Compliance  Department will review these votes to make sure that H&W's  proposed  votes are  consistent with the established guidelines and not prompted by any conflict of interest.

H&W may  receive  proxies  for  companies  which are  clients of  Stephens  Inc.
("Stephens"),  a full service  broker-dealer  and  investment  bank whose parent company,  Stephens Group Inc., owns a non-controlling  minority interest in H&W.
Stephens  does not  directly  or  indirectly  participate  in H&W's  policies or decisions with respect to proxy voting.

Procedures
H&W's Portfolio Services Department is responsible for ensuring that all proxies received by H&W are voted in a timely manner and voted  consistently  across all portfolios.  Although many proxy  proposals can be voted in accordance  with our established  guidelines,  we  recognize  that  some  proposals  require  special consideration,  which  may  dictate  that  we  make an  exception  to our  broad guidelines.

H&W subscribes to an independent  third party proxy research firm which provides analysis and  recommendation  for company  proxies.  On specific items where the board-approved  recommendation  and the research  firm's  recommendation  do not agree, H&W will generally  approve the  board-approved  recommendation  if it is consistent  with our  established  guidelines.  The H&W analyst  responsible for research for the company makes a determination  on how to vote the proxies using our established guidelines.

Whenever H&W is proposing to vote against the board-approved  recommendations or against its established guidelines,  the Compliance Department will review these votes to make sure that H&W's  proposed  vote is not prompted by any conflict of interest.

Record Keeping
In accordance  with Rule 204-2 under the Advisers Act, H&W will maintain for the time  periods  set  forth in the Rule (i)  these  proxy  voting  procedures  and policies,  and all  amendments  thereto;  (ii)  all  proxy  statements  received regarding client securities  (provided  however,  that H&W may rely on the proxy statement  filed on EDGAR as its  records);  (iii) a record of all votes cast on behalf of  clients;  (iv)  records  of all  client  requests  for  proxy  voting information;  (v) any documents prepared by the H&W that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi)
all records relating to requests made by clients regarding conflicts of interest in voting the proxy.

H&W will describe in its Part II of Form ADV (or other  brochure  fulfilling the requirement  of Rule 204-3) its proxy voting  policies and procedures and advise clients how they may obtain  information  about how H&W voted their  securities.
Clients may obtain  information  about how their securities were voted or a copy of our Proxy Voting  Policies and Procedures  free of charge by written  request addressed to H&W.

                                     * * * *

Columbia WAM

POLICY:

All proxies for client  securities for which Columbia  Wanger Asset  Management,
L.P.  ("CWAM")  has been  granted  authority  to vote shall be voted in a manner considered to be in the best interests of CWAM's clients, including the Columbia
Acorn  Funds  ("Acorn")  and  Wanger  Advisor  Trust  Funds  ("WAT")  and  their shareholders,  without  regard to any  benefit to CWAM or its  affiliates.  CWAM shall examine each recommendation and vote against management's  recommendation, if,  in its  judgment,  approval  or  adoption  of the  recommendation  would be expected  to impact  adversely  the  current or  potential  market  value of the issuer's  securities.  References  to the best

                                       93

interest  of a  client  refer  to the  interest  of the  client  in terms of the potential  economic  return on the  client's  investment.  In the event a client believes that its other  interests  require a different vote, CWAM shall vote as the client instructs.

CWAM  addresses   potential  material  conflicts  of  interest  by  having  each individual  stock analyst  review and vote each proxy for the stocks that he/she follows.  For those proposals  where the analyst is voting against  management's recommendation  or where  there is a  variance  from  the  guidelines  contained herein, the CWAM Proxy Committee will determine the vote in the best interest of
CWAM's clients,  without consideration of any benefit to CWAM, its affiliates or its other clients.

OVERVIEW:

CWAM's policy is based upon its fiduciary obligation to act in its clients' best interests and rules under the Investment  Company Act of 1940 and the Investment
Advisers Act of 1940,  which impose  obligations with respect to proxy voting on investment advisers and investment companies.

PROCEDURES:

I.       ACCOUNT POLICIES

Except as otherwise directed by the client, CWAM shall vote as follows:

Separately Managed Accounts
CWAM shall vote proxies on securities  held in its separately  managed  accounts where the client  has given CWAM proxy  voting  authority.  CWAM  currently  has authority to vote proxies for the Fairfax County  Employees'  Retirement  System
and Fleet  Boston  Financial  Pension  Plan but does not have  authority to vote proxies for the State of Oregon.

Columbia Acorn Trust/Wanger Advisors Trust
CWAM shall  vote  proxies  for  portfolio  securities  held in the Acorn and WAT funds.

CWAM Offshore Funds
CWAM shall vote proxies on securities held in the Wanger Investment  Company PLC
(Wanger US Smaller  Companies and Wanger European Smaller  Companies) and Banque
Du Louvre Multi Select Funds.  CWAM has not been given authority to vote proxies on securities held in the New America Small Caps Fund.

CWAM Subadvised Mutual Fund Accounts
The   authority  to  vote  proxies  on  securities   held  in  the   RiverSource
International  Aggressive  Growth  Fund is  reserved  to the  client.  CWAM  has authority to vote  proxies on  securities  held in the Optimum  Small Cap Growth
Fund.

II.      Proxy Committee

CWAM has established a Proxy  Committee,  which consists of the Chief Investment
Officer,  the Chief Operating Officer and the Chief Compliance  Officer of CWAM.
For proxy  voting  purposes  only,  the Proxy  Committee  will also  include the analyst who follows the portfolio security on which to be voted. The director of domestic  research may serve as an alternate  member of the Proxy  Committee for voting purposes.

The functions of the Proxy Committee shall include, in part,

     (a)   direction  of  the  vote  on   proposals   where  there  has  been  a
     recommendation  to  the  Committee  not to  vote  according  to the  Voting
     Guidelines,

     (b)  annual  review  of  this  Policy  and  Procedures   Manual  to  ensure
     consistency with internal policies and legal and regulatory requirements,

                                       94

     (c)  annual  review  of  existing  Voting  Guidelines  and  development  of additional  Voting  Guidelines to assist in the review of proxy  proposals,
     and

     (d)  development  and  modification  of  Voting   Procedures  as  it  deems
     appropriate or necessary.

In  determining  the vote on any proposal for which it has  responsibility,  the
Proxy Committee shall act in accordance with the policy stated above.

The Proxy Committee shall create a charter,  which shall be consistent with this policy and  procedure.  The  charter  shall set forth the  Committee's  purpose, membership and  operation.  The charter shall include  procedures  prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct  relationship  with the issuer or other  party  affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

The Proxy  Committee  shall  furnish a copy of the  charter to the  trustees  of
Columbia   Acorn  Trust  and  of  Wanger   Advisors  Trust  and  copies  of  any
modifications of the charter or of this Policy and Procedures  Manual (including any modification of the Voting Guidelines or Voting Procedures).

III.     VOTING GUIDELINES

CWAM does not  delegate  any of its proxy  voting  to a third  party.  The stock analyst  who follows  the stock  reviews all proxies and ballot  items for which
CWAM has authority to vote. The analyst will consider the views of management on each  proposal,  and if these views are  consistent  with the CWAM Proxy Policy, will vote in favor of management.  However,  each analyst has the responsibility of  independently  analyzing  each  proposal  and  voting  each  proxy item on a case-by-case basis.

Following  are some  guidelines  CWAM uses with  respect  to voting on  specific matters:

Election of the Board of Directors
CWAM will generally support  management's  recommendation  for proposals for the election of  directors or for an increase or decrease in the number of directors provided a majority of directors would be independent.  When director  elections are contested,  the analyst's recommendation and vote should be forwarded to the
Proxy Committee for a full vote.

Approval of Independent Auditors
CWAM will generally support  management in its annual appointment or approval of independent  corporate  auditors.  An  auditor  will  usually  be  thought of as independent  unless the  auditor  receives  more than 50% of its  revenues  from non-audit  activities from the company and its affiliates.  In those cases,  the vote should be forwarded to the Proxy Committee for a full vote.

Compensation and Equity-Based Compensation Plans
CWAM is  generally  opposed  to  compensation  plans that  substantially  dilute ownership interest in a company,  provide participants with excessive awards, or
have   inherently   objectionable   structural   features.   Specifically,   for
equity-based  plans,  if the  proposed  number of shares  authorized  for option programs  (excluding  authorized shares of expired or exercised  options) exceed
10% of the currently  outstanding  shares overall or 3% for directors  only, the proposal  should be referred to the Proxy  Committee.  The  Committee  will then consider the circumstances  surrounding the issue and vote in the best interests of the client.

Corporate Governance Issues
CWAM will generally  support  resolutions to improve  shareholder  democracy and reduce the likelihood of management  entrenchment or  conflict-of-interest.  All matters relating to corporate governance will be voted by CWAM on a case-by-case basis using this basic  premise.  If an analyst  believes  that a vote should be made contrary to this premise,  then the recommendation should be brought to the
Proxy Committee for a full vote.

Social and Corporate Responsibility Issues

                                       95

CWAM believes that "ordinary  business matters" are primarily the responsibility of  management  and  should be  approved  solely by the  corporation's  board of directors.  However, proposals regarding social issues initiated by shareholders asking the company to  disclose  or amend  certain  business  practices  will be analyzed by the  appropriate  CWAM stock analyst and evaluated on a case-by-case basis.  If an analyst  believes that a vote against  management is  appropriate, he/she should refer the proposal to the full vote by the Proxy Committee.

"Blank Check" Proposals
Occasionally proxy statements ask that shareholders allow proxies to approve any other  items in a "blank  check"  manner.  Analysts  should  vote  against  such proposals without referring those to the Proxy Committee.

Special Issues Voting Foreign Proxies
Voting   proxies  with   respect  to  shares  of  foreign   stocks  may  involve
significantly  greater  effort  and  corresponding  cost due to the  variety  of regulatory  schemes and corporate  practices in foreign  countries.  Oftentimes, there may be language barriers,  which will mean that an English  translation of proxy  information may not be available.  Or, a translation  must be obtained or commissioned  before the  relevant  shareholder  meeting.  Time  frames  between shareholder notification,  distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.  In situations like these and in others where CWAM believes that it is uncertain with regards to the information  received  or because  the cost of voting a proxy  could  exceed the expected benefit, the CWAM analyst may elect to abstain from voting.

In addition,  to vote shares in some countries,  shares must be "blocked" by the custodian or depository  for a specified  number of days before the  shareholder meeting.  Blocked  shares  typically  may not be traded  until the day after the shareholder  meeting.  CWAM may  refrain  from voting  shares of foreign  stocks subject to blocking restrictions where, in the judgment of the CWAM analyst, the benefit  from voting the shares is  outweighed  by the  interest of  maintaining client  liquidity in the shares.  The  decision to vote/not  vote is made by the
CWAM analyst and is  generally  made on a  case-by-case  basis based on relevant factors,  including the length of the blocking  period,  the significance of the holding, and whether the stock is considered a long-term holding.

In cases where the CWAM analyst  determines that CWAM should abstain from voting foreign  proxies,  the CWAM  librarian  (or a  substitute)  should  document the reasons for abstaining from voting the proxy.

IV.      VOTING PROCEDURES

The Proxy  Committee has  developed  the  following  procedures to assist in the voting of proxies  according to the Voting  Guidelines  set forth in Section III above.  The Proxy Committee may revise these procedures from time to time, as it deems  appropriate  or  necessary  to effect  the  purposes  of this  Policy and
Procedures.

For Columbia Acorn Trust and Wanger Advisors Trust

     o    CWAM shall use Institutional  Shareholder  Services  ("ISS"),  a third party vendor, to implement its proxy voting process. ISS shall provide
          record  keeping  services.   ISS  also  will  provide  its  internally
          generated  proxy  analysis,  which can be used to help  supplement the
          CWAM analyst's research in the proxy voting process.

     o    On a daily basis,  the funds'  custodian shall send ISS a holding file detailing each domestic equity holding held in the funds.  Information on  equity  holdings  for the  international  portfolio  shall be sent weekly.

     o    ISS shall receive proxy material  information from Proxy Edge or State
          Street Bank for the funds. This shall include issues to be voted upon, together with a breakdown of holdings for the funds.

     o    Whenever  a vote is  solicited,  ISS shall send CWAM a request to vote over a secure  website.  The CWAM librarian (or a substitute)  will be responsible  to check this website  daily.  The librarian will forward all materials to the  appropriate  CWAM  analyst,  who will review and complete  the proxy  ballot and return to the CWAM  librarian  or will refer one or more proposals to the Proxy  Committee.  The analyst will keep  documentation  (usually copies of email  correspondence)  of any proposals  brought  before the Proxy  Committee  and will instruct the
          CWAM

                                       96

          librarian to vote the proposal in accordance  with the Proxy Committee decision.  The analyst will file Proxy Committee  documentation  under
          G:\Shared\ProxyComm.  The CWAM librarian will promptly provide ISS the final instructions as how to vote the proxy.

     o    ISS shall have  procedures  in place to ensure  that a vote is cast on every  security  holding  maintained  by the  funds on which a vote is solicited unless otherwise directed by the analyst.  On a yearly basis
          (or when  requested),  CWAM shall  receive a report from ISS detailing
          CWAM's voting for the previous period on behalf of the funds.

For All Other Accounts For Which CWAM Has Voting Authority

     o    CWAM shall use the respective  custodian for the account it advises to vote proxies.  CWAM shall separately maintain voting records for these accounts.

     o    The  CWAM  librarian  will be  responsible  for  obtaining  all  proxy materials from the custodian,  forward these to the  appropriate  CWAM analyst who will review and  complete  the proxy  ballot and return to the  librarian  or will  refer  one or  more  proposals  to the  Proxy
          Committee.  The analyst  will keep  documentation  (usually  copies of email  correspondence)  of any  proposals  brought  before  the  Proxy
          Committee and will instruct the CWAM librarian to vote the proposal in accordance  with the Proxy Committee  decision.  The analyst will file
          Proxy  Committee  documentation  under  G:\Shared\ProxyComm.  The CWAM librarian will promptly  provide ISS the final  instructions as how to vote the proxy.

     o    The CWAM  librarian  will be  responsible  for  recording  all  voting records onto a spreadsheet, which will comprise the detail of how CWAM voted each proxy on behalf of the respective client.  This spreadsheet shall comply with the appropriate  record keeping  requirements of the applicable rules and will be available to clients upon request.

                                     * * * *

                                       97

Marsico Capital

It is the policy of Marsico Capital  Management,  LLC ("MCM") to seek to vote or otherwise  process  (such as by a decision  to  abstain  or take no action)  all proxies  over  which  it has  voting  authority  in the best  interest  of MCM's clients, as summarized here.

o    Under MCM's investment  discipline,  one of the qualities MCM usually seeks in  companies  it  invests  in for client  portfolios  is good  management.
     Because MCM has some  confidence  that the  managements  of most  portfolio companies  it  invests  in for  clients  seek to serve  shareholders'  best interests,  we believe that voting  proxies in our clients'  best  economic interest ordinarily means voting with these managements' recommendations.
o    Although MCM ordinarily will vote proxies with management  recommendations,
     MCM's  analysts  generally  review  proxy  proposals  as part of our normal monitoring of portfolio companies and their managements. In rare cases, MCM might decide to vote a proxy against a management  recommendation.  MCM may notify affected clients of such a decision if it is reasonably  feasible to do so.
o    MCM may process certain proxies in a manner other than by voting them, such as by  abstaining  from  voting or by taking no action on certain  proxies.
     Some examples include,  without limitation,  proxies issued by companies we have decided to sell, proxies issued for securities we did not select for a client  portfolio  (such  as,  without  limitation,  securities  that  were selected by the client or by a previous  adviser,  unsupervised  securities held in a client's account,  or money market securities or other securities selected by clients or their  representatives  other than MCM),  or proxies issued by foreign companies that impose burdensome or unreasonable  voting, power of  attorney,  or holding  requirements.  MCM also may  abstain  from voting, or take no action on, proxies in other circumstances,  such as when voting with management may not be in the best economic interest of clients, or as an  alternative  to voting  with  management,  or when  voting may be unduly  burdensome  or  expensive.  MCM will not  notify  clients  of these routine abstentions or decisions not to take action.
o    In  circumstances  when  there  may be an  apparent  material  conflict  of interest between MCM's interests and clients'  interests in how proxies are voted (such as when MCM knows that a proxy  issuer is also an MCM  client),
     MCM generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider.
     MCM will not notify clients if it uses these routine  procedures to resolve an apparent  conflict.  In rare cases,  MCM might use other  procedures  to resolve  an  apparent  conflict,  and  give  notice  to  clients  if  it is reasonably feasible to do so.
o    MCM generally  uses an independent  service  provider to help vote proxies, keep voting  records,  and disclose  voting  information to clients.  MCM's proxy voting policy and information  about the voting of a client's proxies are available to the client on request.

MCM seeks to ensure that, to the extent reasonably  feasible,  proxies for which
MCM receives  ballots in good order and receives  timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended  under MCM's Proxy Voting policy and  procedures.  MCM may be unable to vote or otherwise  process proxy ballots that are not received or processed in a timely manner due to functional  limitations of the proxy voting system or other factors  beyond MCM's  control.  Such ballots may include,  without  limitation, ballots for securities out on loan under securities  lending programs  initiated by the client or its custodian,  ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider.

                                     * * * *

MFS

     Massachusetts  Financial Services Company, MFS Institutional Advisors, Inc.
and MFS'  other  investment  adviser  subsidiaries  (collectively,  "MFS")  have adopted proxy voting  policies and  procedures  ("MFS Proxy Voting  Policies and
Procedures"),  with  respect to  securities  owned by the  clients for which MFS serves as investment  adviser and has the power to vote  proxies,  including the registered investment companies sponsored by MFS.

A.  VOTING GUIDELINES

                                       98

1.   General Policy; Potential Conflicts of Interest

          MFS'  policy  is that  proxy  voting  decisions  are  made in what MFS believes to be the best long-term economic  interests of MFS' clients,  and not in the  interests  of any other party or in MFS'  corporate  interests,
     including   interests  such  as  the   distribution  of  MFS  Fund  shares,
     administration of 401(k) plans, and institutional relationships.

          MFS has  carefully  reviewed  matters  that in recent  years have been presented for  shareholder  vote by either  management or  shareholders  of public companies. Based on the overall principle that all votes cast by MFS on  behalf  of its  clients  must be in what  MFS  believes  to be the best long-term economic interests of such clients,  MFS has adopted proxy voting guidelines,  set forth below,  that govern how MFS  generally  will vote on specific  matters  presented for shareholder  vote. In all cases,  MFS will exercise its discretion in voting on these matters in accordance  with this overall  principle.  In other words,  the underlying  guidelines are simply that - guidelines.  Proxy items of significance  are often  considered on a case-by-case  basis, in light of all relevant facts and circumstances,  and in  certain  cases MFS may vote  proxies in a manner  different  from these guidelines.

          As a general  matter,  MFS maintains a consistent  voting  position on similar proxy proposals with respect to various issuers.  In addition,  MFS generally  votes  consistently  on the same  matter when  securities  of an issuer are held by multiple client accounts.  However,  MFS recognizes that there are  gradations  in certain  types of proposals  that might result in different  voting  positions  being taken with respect to  different  proxy statements.  There also may be situations  involving  matters presented for shareholder vote that are not clearly  governed by the guidelines,  such as proposed  mergers  and  acquisitions.  Some items that  otherwise  would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility  without offering a valid  explanation.  MFS reserves the right to override the guidelines  with respect to a particular  shareholder vote when such an override is, in MFS' best judgment,  consistent  with the overall  principle  of  voting  proxies  in  the  best  long-term  economic interests of MFS' clients.

          From time to time, MFS receives  comments on these  guidelines as well as  regarding  particular  voting  issues from its  clients  and  corporate issuers.  These  comments are carefully  considered by MFS, when it reviews these guidelines each year and revises them as appropriate.

          These  policies and  procedures  are intended to address any potential material  conflicts of interest on the part of MFS or its  affiliates  that are likely to arise in  connection  with the voting of proxies on behalf of
     MFS' clients.  If such potential  material  conflicts of interest do arise,
     MFS will analyze,  document and report on such potential material conflicts of interest (see Sections B.2 and E below),  and shall  ultimately vote the relevant  proxies in what MFS  believes to be the best  long-term  economic interests of its clients.  The MFS Proxy  Review Group is  responsible  for monitoring and reporting with respect to such potential  material conflicts of interest.

B.   ADMINISTRATIVE PROCEDURES

     1.   MFS Proxy Review Group

          The  administration  of these MFS Proxy Voting Policies and Procedures is  overseen  by the MFS Proxy  Voting  Committee,  which  includes  senior personnel from the MFS Legal and Global Investment Support Departments. The
     MFS Proxy Voting Committee:

          a.   Reviews these MFS Proxy Voting  Policies and  Procedures at least annually and recommends any amendments considered to be necessary or advisable;

          b.   Determines  whether any potential  material conflicts of interest exist  with  respect  to  instances  in  which  (i) MFS  seeks to override these MFS Proxy Voting  Policies and Procedures and (ii)
               votes on ballot  items not  clearly  governed  by these MFS Proxy
               Voting Policies and Procedures; and

                                       99

          c.   Considers  special  proxy  issues as they may arise  from time to time.

     2.   Potential Conflicts of Interest

          The MFS Proxy Voting Committee is responsible for monitoring potential material  conflicts of interest on the part of MFS or its  affiliates  that could  arise in  connection  with the  voting of  proxies on behalf of MFS'
     clients.  Any significant  attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Voting Committee.

          In cases where  proxies are voted in  accordance  with these MFS Proxy
     Voting  Policies and Procedures,  no material  conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS
     Proxy Voting  Policies and Procedures,  or (ii) matters  presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, the MFS Proxy Voting Committee, or delegees, will follow these procedures:

          a.   Compare  the name of the issuer of such  proxy  against a list of significant  current and potential (i)  distributors  of MFS Fund shares,  (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

          b.   If the name of the issuer does not appear on the MFS  Significant
               Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise  determined by the MFS Proxy Voting Committee;

          c.   If the name of the issuer appears on the MFS  Significant  Client
               List, then at least one member of the MFS Proxy Voting  Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term  economic  interests of MFS'  clients,  and not in MFS'
               corporate interests; and

          d.   For all potential material conflicts of interest identified under clause (c) above,  the MFS Proxy Voting  Committee will document:
               the name of the issuer,  the  issuer's  relationship  to MFS, the analysis of the matters  submitted for proxy vote,  and the basis for the determination that the votes ultimately were cast in what
               MFS believes to be the best long-term  economic interests of MFS'
               clients,  and  not in  MFS'  corporate  interests.  A copy of the foregoing  documentation  will be provided to the MFS'  Conflicts
               Officer.

          The members of the MFS Proxy  Voting  Committee  are  responsible  for creating and maintaining  the MFS Significant  Client List, in consultation with MFS'  distribution,  retirement plan  administration and institutional business  units.  The MFS  Significant  Client  List will be  reviewed  and updated periodically, as appropriate.

     3.   Gathering Proxies

          Most  proxies  received by MFS and its clients  originate at Automatic
     Data  Processing  Corp.  ("ADP")  although a few proxies are transmitted to investors by corporate  issuers through their  custodians or  depositories.
     ADP and issuers  send proxies and related  material  directly to the record holders of the shares  beneficially  owned by MFS' clients,  usually to the client's custodian or, less commonly,  to the client itself.  This material will include proxy cards,  reflecting the proper shareholdings of Funds and of clients on the record dates for such  shareholder  meetings,  as well as proxy  statements  with the issuer's  explanation  of the items to be voted upon.

          MFS, on behalf of itself and the Funds,  has entered into an agreement with an independent proxy  administration firm,  Institutional  Shareholder
     Services,  Inc.  (the "Proxy  Administrator"),  pursuant to which the Proxy
     Administrator  performs various proxy vote related  services,  such as vote processing  and  recordkeeping  functions for MFS' Funds and  institutional client  accounts.  The Proxy  Administrator  receives proxy  statements and proxy cards  directly or  indirectly  from various  custodians,  logs these materials into its database and matches

                                      100

     upcoming  meetings with MFS Fund and client portfolio  holdings,  which are input into the Proxy  Administrator's  system by an MFS holdings  datafeed.
     Through  the use of the  Proxy  Administrator  system,  ballots  and  proxy material summaries for the upcoming  shareholders'  meetings of over 10,000 corporations  are  available  on-line to certain MFS  employees and the MFS
     Proxy Voting Committee.

     4.   Analyzing Proxies

          Proxies are voted in accordance  with these MFS Proxy Voting  Policies and  Procedures.  The Proxy  Administrator  at the prior  direction  of MFS automatically  votes all proxy  matters that do not require the  particular exercise of  discretion  or judgment with respect to these MFS Proxy Voting
     Policies and  Procedures as  determined by the MFS Proxy Voting  Committee.
     With  respect to proxy  matters  that  require the  particular  exercise of discretion or judgment,  MFS  considers  and votes on those proxy  matters.
     Representatives  of the MFS Proxy Voting Committee  review, as appropriate, votes cast to ensure  conformity  with these MFS Proxy Voting  Policies and
     Procedures.

          As a general matter,  portfolio managers and investment  analysts have little or no  involvement  in specific votes taken by MFS. This is designed to promote  consistency in the  application of MFS' voting  guidelines,  to promote  consistency  in voting on the same or similar issues (for the same or for multiple  issuers) across all client  accounts,  and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., corporate actions,  such as mergers and acquisitions),  a representative of
     MFS Proxy Voting  Committee may consult with or seek  recommendations  from portfolio managers or analysts.(1)  However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

          As noted above, MFS reserves the right to override the guidelines when such an override  is, in MFS' best  judgment,  consistent  with the overall principle of voting  proxies in the best  long-term  economic  interests of
     MFS'  clients.  Any such  override  of the  guidelines  shall be  analyzed, documented  and reported in  accordance  with the  procedures  set forth in these policies.

(1) From time to time, due to travel  schedules and other  commitments,  an appropriate  portfolio  manager or  research  analyst is not  available  to provide a  recommendation  on a merger or acquisition  proposal.  If such a recommendation  cannot be obtained  within a few business days prior to the shareholder  meeting,  the MFS Proxy Review Group may determine to vote the proxy in what it believes to be the best  long-term  economic  interests of
     MFS' clients.

     5.   Voting Proxies

          In accordance with its contract with MFS, the Proxy Administrator also generates  a variety of reports  for the MFS Proxy  Voting  Committee,  and makes available  on-line various other types of information so that the MFS
     Proxy Voting  Committee  may review and monitor the votes cast by the Proxy
     Administrator on behalf of MFS' clients.

C.   MONITORING SYSTEM

          It is the  responsibility  of the Proxy  Administrator  and MFS' Proxy
     Voting Committee to monitor the proxy voting process.  When proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's  system. Through an interface with the portfolio holdings database of MFS, the Proxy  Administrator  matches a list of all MFS Funds and clients who hold shares of a company's  stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

          When the Proxy Administrator's  system "tickler" shows that the voting
     cut-off  date  of  a  shareholders'   meeting  is   approaching,   a  Proxy
     Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system.  If a proxy card  has  not  been  received  from  the

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     client's custodian,  the Proxy Administrator calls the custodian requesting that the  materials  be  forwarded  immediately.  If it is not  possible to receive  the  proxy  card  from  the  custodian  in time to be voted at the meeting,  MFS may  instruct  the  custodian  to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D.   RECORDS RETENTION

          MFS will  retain  copies  of  these  MFS  Proxy  Voting  Policies  and
     Procedures  in effect  from time to time and will  retain all proxy  voting reports submitted to the Board of Trustees, Board of Directors and Board of
     Managers of the MFS Funds for the period  required by applicable law. Proxy solicitation  materials,  including  electronic versions of the proxy cards completed by  representatives  of the MFS Proxy Voting Committee,  together with their respective  notes and comments,  are maintained in an electronic format by the Proxy  Administrator  and are  accessible  on-line by the MFS
     Proxy  Voting   Committee.   All  proxy  voting  materials  and  supporting
     documentation,  including  records  generated by the Proxy  Administrator's system as to proxies processed, including the dates when proxy ballots were received and submitted,  and the votes on each company's proxy issues,  are retained as required by applicable law.

E.   REPORTS

          At any time,  a report can be  printed by MFS for each  client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues  which have been voted for the client  during the year and the position taken with respect to each issue.

          Generally,  MFS will not divulge actual voting  practices to any party other than the client or its representatives (unless required by applicable
     law)  because  we  consider  that   information  to  be  confidential   and
     proprietary to the client.

                                     * * * *

Oberweis ("OAM")

OAM has  established  Proxy Voting  Policies and  Procedures  setting  forth the general  principles  used to determine  how OAM votes  proxies on  securities in client accounts for which OAM has proxy voting  authority,  including the mutual fund to which it serves as investment  adviser.  OAM's general policy is to vote proxies in the best economic  interests of clients.  The principles  which guide the voting policy of OAM are maximizing the value of client assets and promoting the rights of clients as beneficial  owners of the companies in whose securities they invest.  OAM's investment  strategies are predicated on the belief that the quality  of  management  is often the key to  ultimate  success  or failure of a business.  Because OAM generally makes investments in companies in which OAM has confidence  in the  management,  proxies  generally  are  voted in  accord  with management's  recommendation.  OAM may  vote a proxy  in a  manner  contrary  to management's  recommendation  if, in the judgment of OAM, the proposal would not enhance shareholder value.

OAM has retained Institutional  Shareholder Services ("ISS"), a proxy voting and consulting  firm, to receive proxy voting  statements,  provide  information and research,  make proxy vote  recommendations,  and handle various  administrative functions  associated  with the  voting of client  proxies.  While ISS makes the proxy voting recommendations, OAM retains the ultimate authority on how to vote.

OAM's Proxy Voting Policies and Procedures  describe how OAM addresses conflicts of interest  between OAM and its  clients,  including  Fund  shareholders,  with respect to proxy voting decisions.  If OAM determines that,  through  reasonable inquiry or otherwise, an issue raises a potential material conflict of interest,
OAM will follow the  recommendations of ISS except as follows. If OAM and/or the
Proxy  Committee  believes  that it would be in the interest of OAM's clients to vote a proxy  other  than  according  to the  recommendation  of ISS,  the Proxy
Committee will prepare a report that (1) describes the conflict of interest; (2)
discusses procedures used to address such conflict of interest; and (3) confirms that the  recommendation  was made solely on the  investment  merits and without regard to any other consideration.

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                                     * * * *

T. Rowe Price

T. Rowe Price Associates,  Inc. and T. Rowe Price International,  Inc. recognize and adhere to the  principle  that one of the  privileges  of owning  stock in a company is the right to vote on issues  submitted to  shareholder  vote--such as election of directors and important matters affecting a company's  structure and operations.  As an  investment  adviser with a fiduciary  responsibility  to its clients,  T. Rowe Price analyzes the proxy  statements of issuers whose stock is owned by the  investment  companies  that it sponsors  and serves as  investment adviser.  T. Rowe Price also is involved  in the proxy  process on behalf of its institutional  and private counsel clients who have requested such service.  For those private counsel clients who have not delegated their voting responsibility but who request  advice,  T. Rowe Price makes  recommendations  regarding  proxy voting.

Proxy Administration
The T. Rowe Price Proxy  Committee  develops  our firm's  positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy
Committee,  composed of portfolio managers,  investment operations managers, and internal  legal  counsel,  analyzes  proxy  policies based on whether they would adversely affect  shareholders'  interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental  research,  independent proxy research provided by third parties such as  Institutional  Shareholder  Services and Glass Lewis,  and  information presented by company managements and shareholder groups.

Once the Proxy Committee  establishes its recommendations,  they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager  decides how to vote on the proxy  proposals  of companies in his or her portfolio.  Because  portfolio  managers  may have  differences  of  opinion  on portfolio  companies and their proxies,  or their  portfolios may have different investment objectives,  these factors, among others, may lead to different votes between portfolios on the same proxies.  When portfolio managers cast votes that are counter to the Proxy Committee's  guidelines,  they are required to document their reasons in writing to the Proxy Committee.  Annually,  the Proxy Committee
reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional  Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services.  These  services  include  in-depth  research,  analysis,  and  voting recommendations  as well as vote execution,  reporting,  auditing and consulting assistance  for the  handling  of  proxy  voting  responsibility  and  corporate governance-related  efforts.  While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting  guidelines--many of which are consistent with ISS  positions--T.  Rowe  Price may  deviate  from ISS  recommendations  on general policy issues or specific proxy proposals.

Fiduciary Considerations
T. Rowe Price's  decisions with respect to proxy issues are made in light of the anticipated  impact  of  the  issue  on the  desirability  of  investing  in the portfolio  company.  Proxies are voted  solely in the  interests  of the client,
Price Fund shareholders or, where employee benefit plan assets are involved,  in the interests of plan participants and  beneficiaries.  Practicalities and costs involved with  international  investing may make it impossible at times,  and at other times disadvantageous,  to vote proxies in every instance. For example, we might  refrain  from voting if we or our agents are required to appear in person at a  shareholder  meeting or if the  exercise of voting  rights  results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

                                      103

When  determining  whether  to invest in a  particular  company,  one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies
Specific  voting  guidelines  have been  established by the Proxy  Committee for recurring  issues that appear on proxies,  which are  available  to clients upon request.  The  following  is a summary  of the more  significant  T. Rowe  Price policies:

Election of Directors
T.  Rowe  Price  generally  supports  slates  with  a  majority  of  independent directors.  We withhold  votes for outside  directors  that do not meet  certain
criteria  relating  to  their   independence  or  their  inability  to  dedicate
sufficient  time to their board duties due to their  commitment to other boards.
We also withhold votes for inside directors serving on compensation,  nominating and audit  committees  and for  directors  who miss more than  one-fourth of the scheduled board meetings.  T. Rowe Price supports shareholder  proposals calling for a majority vote threshold for the election of directors.

Executive Compensation
Our goal is to assure that a company's equity-based compensation plan is aligned with  shareholders'  long-term  interests.  While we  evaluate  most  plans on a case-by-case basis, T. Rowe Price generally opposes  compensation  packages that provide  what we view as  excessive  awards to a few senior  executives  or that contain excessively  dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features,  burn rates which are excessive  in relation to the  company's  peers,  dilution to  shareholders  and comparability  to plans in the company's peer group.  We generally  oppose plans that give a company the ability to reprice  options or to grant options at below market prices.

Anti-takeover, Capital Structure  and Corporate Governance Issues
T. Rowe Price  generally  opposes  anti-takeover  measures  and other  proposals designed to limit the ability of shareholders  to act on possible  transactions.
Such anti-takeover  mechanisms include classified boards,  supermajority  voting requirements,  dual share  classes and poison  pills.  We also oppose  proposals which  give  management  a "blank  check" to create  new  classes  of stock with disparate  rights and  privileges.  We  generally  support  proposals  to permit cumulative  voting  and those  that seek to  prevent  potential  acquirers  from receiving  a  takeover  premium  for their  shares.  When  voting  on  corporate governance  proposals,  we will consider the dilutive impact to shareholders and the effect on shareholder  rights. With respect to proposals for the approval of a  company's  auditor,  we  typically  oppose  auditors  who have a  significant non-audit relationship with the company.

Social and Corporate Responsibility Issues
T. Rowe Price  generally  votes with a  company's  management  on social  issues unless they have substantial  economic  implications for the company's  business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest
The Proxy Committee is also  responsible  for monitoring and resolving  possible material  conflicts  between  the  interests  of T. Rowe  Price and those of its clients with respect to proxy voting. We believe that due to the  client-focused nature of our investment management business that the potential for conflicts of interests are relatively infrequent. Nevertheless, we have adopted safeguards to ensure that our proxy voting is not influenced by interests  other than those of our clients.  While  membership on the Proxy  Committee is diverse,  it does not
include   individuals  whose  primary  duties  relate  to  client   relationship
management,  marketing or sales.  Since our voting guidelines are pre-determined by the Proxy  Committee  using  recommendations  from ISS, an

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independent  third party,  application  of the T. Rowe Price  guidelines to vote clients'  proxies  should in most  instances  adequately  address  any  possible conflicts of interest.  However, for proxy votes inconsistent with T. Rowe Price guidelines,  the  Proxy  Committee  reviews  all  such  proxy  votes in order to determine whether the portfolio  manager's voting rationale appears  reasonable.
The Proxy  Committee also assesses  whether any business or other  relationships between  T.  Rowe  Price  and a  portfolio  company  could  have  influenced  an inconsistent vote on that company's proxy.  Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution  prior to the time T. Rowe  Price  casts its vote.  With  respect  to personal  conflicts  of interest,  T. Rowe  Price's Code of Ethics  requires all employees to avoid placing  themselves in a "compromising  position" where their interests may conflict with those of our clients and restricts  their ability to engage in certain  outside  business  activities.  Portfolio  managers  or Proxy
Committee  members with a personal  conflict of interest  regarding a particular proxy vote must recuse  themselves and not  participate in the voting  decisions with respect to that proxy.

                                     * * * *

TCW
January 2004

Introduction
Certain  affiliates of The TCW Group,  Inc. (these  affiliates are  collectively referred  to as "TCW") act as  investment  advisors  for a variety  of  clients, including mutual funds. In connection with these investment advisory duties, TCW exercises  voting  responsibilities  for its clients through the corporate proxy voting  process.  TCW believes  that the right to vote proxies is a  significant asset of its clients' holdings. In order to provide a basis for making decisions in the voting of proxies for its  clients,  TCW has  established  a proxy voting committee (the "Proxy  Committee") and adopted these proxy voting guidelines and procedures (the  "Guidelines").  The Proxy Committee meets quarterly (or at such other  frequency as determined by the Proxy  Committee) to review the Guidelines and other proxy voting issues.  The members of the Proxy  Committee  include TCW personnel from the investment, legal and marketing departments. TCW also uses an outside proxy voting  service (the  "Outside  Service") to help manage the proxy voting process.  The Outside Service  facilitates  TCW's voting according to the
Guidelines  (or, if  applicable,  according  to  guidelines  submitted  by TCW's clients)  and  helps  maintain  TCW's  proxy  voting  records.  Under  specified circumstances  described below involving  potential  conflicts of interest,  the
Outside Service may also be requested to help decide certain proxy votes.

Philosophy
The Guidelines provide a basis for making decisions in the voting of proxies for clients of TCW. When voting proxies,  TCW's utmost concern is that all decisions be made solely in the  interests  of the client and with the goal of  maximizing the value of the client's  investments.  With this goal in mind,  the Guidelines cover various  categories of voting decisions and generally  specify whether TCW will  vote for or  against  a  particular  type of  proposal.  TCW's  underlying
philosophy,   however,  is  that  its  portfolio  managers,  who  are  primarily responsible  for evaluating the individual  holdings of TCW's clients,  are best able to determine how best to further client  interests and goals. The portfolio managers may, in their discretion,  take into account the recommendations of TCW management, the Proxy Committee, and the Outside Service.

Guidelines
The proxy  voting  decisions  set forth  below  refer to  proposals  by  company management  except for the  categories of  "Shareholder  Proposals"  and "Social
Issue  Proposals." The voting  decisions in these latter two categories refer to proposals by outside shareholders.

Governance
     o    For director nominees in uncontested elections
     o    For management nominees in contested elections
     o    For ratifying  auditors,  except  against if the previous  auditor was dismissed  because  of a  disagreement  with  the  company  or if  the non-audit services exceed 51% of fees
     o    For changing the company name
     o    For approving other business

                                      105

     o    For adjourning the meeting
     o    For technical amendments to the charter and/or bylaws
     o    For approving financial statements

Capital Structure
     o    For increasing authorized common stock
     o    For decreasing authorized common stock
     o    For amending authorized common stock
     o    For the issuance of common stock,  except against if the issued common stock has superior voting rights
     o    For approving the issuance or exercise of stock warrants
     o    For  authorizing  preferred  stock,  except  against  if the board has unlimited rights to set the terms and conditions of the shares
     o    For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
     o    For decreasing authorized preferred stock
     o    For canceling a class or series of preferred stock
     o    For amending preferred stock
     o    For  issuing or  converting  preferred  stock,  except  against if the shares have voting rights superior to those of other shareholders
     o    For eliminating preemptive rights
     o    For creating or restoring preemptive rights
     o    Against authorizing dual or multiple classes of common stock
     o    For eliminating authorized dual or multiple classes of common stock
     o    For amending authorized dual or multiple classes of common stock
     o    For  increasing  authorized  shares of one or more  classes of dual or multiple classes of common stock,  except against if it will allow the company to issue additional shares with superior voting rights
     o    For a stock repurchase program
     o    For a stock split
     o    For a reverse  stock  split,  except  against if the company  does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring
     o    For merging with or acquiring another company
     o    For recapitalization
     o    For restructuring the company
     o    For bankruptcy restructurings
     o    For liquidations
     o    For reincorporating in a different state
     o    For a leveraged buyout of the company
     o    For spinning off certain company operations or divisions
     o    For the sale of assets
     o    Against eliminating cumulative voting
     o    For adopting cumulative voting

Board of Directors
     o    For limiting the liability of directors
     o    For amending director liability provisions
     o    Against indemnifying directors and officers
     o    Against  amending   provisions   concerning  the   indemnification  of
          directors and officers
     o    For setting the board size
     o    For allowing  the  directors  to fill  vacancies on the board  without shareholder approval
     o    Against giving the board the authority to set the size of the board as needed  without  shareholder  approval

                                      106

     o    For a proposal  regarding the removal of directors,  except against if the  proposal  limits the removal of directors to cases where there is legal cause
     o    For   non-technical   amendments  to  the  company's   certificate  of
          incorporation, except against if an amendment would have the effect of reducing shareholders' rights
     o    For non-technical  amendments to the company's by laws, except against if an amendment would have the effect of reducing shareholder's rights

Anti-Takeover Provisions
     o    Against a classified board
     o    Against amending a classified board
     o    For repealing a classified board
     o    Against ratifying or adopting a shareholder rights plan (poison pill)
     o    Against redeeming a shareholder rights plan (poison pill)
     o    Against eliminating shareholders' right to call a special meeting
     o    Against limiting shareholders' right to call a special meeting
     o    For restoring shareholders' right to call a special meeting
     o    Against eliminating shareholders' right to act by written consent
     o    Against limiting shareholders' right to act by written consent
     o    For restoring shareholders' right to act by written consent
     o    Against  establishing  a  supermajority  vote  provision  to approve a merger or other  business  combination o For amending a  supermajority vote  provision  to  approve a merger or other  business  combination, except  against if the amendment  would  increase the vote required to approve the transaction
     o    For eliminating a supermajority  vote provision to approve a merger or other business combination
     o    Against adopting supermajority vote requirements  (lock-ins) to change certain bylaw or charter  provisions o Against amending  supermajority vote  requirements  (lock-ins)  to  change  certain  bylaw or  charter
          provisions  o  For   eliminating   supermajority   vote   requirements
          (lock-ins)  to change  certain  bylaw or charter  provisions o Against expanding  or  clarifying  the  authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid
     o    Against establishing a fair price provision
     o    Against amending a fair price provision
     o    For repealing a fair price provision
     o    For limiting the payment of greenmail
     o    Against adopting advance notice requirements
     o    For opting out of a state takeover statutory provision
     o    Against opt into a state takeover statutory provision

Compensation
     o    For adopting a stock incentive plan for employees,  except decide on a
          case-by-case   basis  if  the  plan  dilution  is  more  than  15%  of
          outstanding common stock or if the potential dilution from all company plans,  including  the one proposed,  is more than 20% of  outstanding common stock
     o    For amending a stock incentive plan for employees,  except decide on a case-by-case  basis if the minimum potential dilution from all company plans,  including  the one proposed,  is more than 20% of  outstanding common  stock o For  adding  shares  to a  stock  incentive  plan  for employees,  except decide on a case-by-case basis if the plan dilution is more  than 15% of  outstanding  common  stock  or if the  potential dilution from all company plans,  including the one proposed,  is more than 20% of outstanding common stock
     o    For limiting per-employee option awards
     o    For extending the term of a stock incentive plan for employees
     o    For adopting a stock incentive plan for non-employee directors, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding  common equity or if the minimum  potential  dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

                                      107

     o    For amending a stock incentive plan for non-employee directors, except decide on a case-by-case  basis if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common  equity  o For  adding  shares  to a stock  incentive  plan for non-employee  directors,  except decide on a case-by-case basis if the plan dilution is more than 5% of  outstanding  common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
     o    For adopting an employee stock  purchase  plan,  except against if the proposed  plan allows  employees  to purchase  stock at prices of less than 75% of the stock's fair market value
     o    For amending an employee stock  purchase  plan,  except against if the proposal allows employees to purchase stock at prices of less than 75%
          of the stock's fair market value
     o    For adding shares to an employee stock  purchase plan,  except against if the proposed plan allows  employees to purchase  stock at prices of less than 75% of the stock's fair market value
     o    For adopting a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding  common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
     o    For  amending a stock  award  plan,  except  against if the  amendment
          shortens  the  vesting   requirements   or  lessens  the   performance
          requirements
     o    For  adding  shares  to  a  stock  award  plan,  except  decide  on  a case-by-case  basis  if the  plan  dilution  is  more  than  5% of the outstanding  common equity or if the minimum  potential  dilution from all  plans,  including  the  one  proposed,  is more  than  10% of the outstanding common equity
     o    For  adopting a stock award plan for  non-employee  directors,  except decide on a case-by-case basis if the plan dilution is more than 5% of the  outstanding  common equity or if the minimum  potential  dilution from all plans,  including the one  proposed,  is more than 10% of the outstanding common equity
     o    For  amending a stock award plan for  non-employee  directors,  except decide on a case-by-case  basis if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.
     o    For adding  shares to a stock award plan for  non-employee  directors, except  decide on a  case-by-case  basis if the plan  dilution is more than 5% of the outstanding  common equity or if the minimum  potential dilution from all plans,  including the one proposed, is more than 10%
          of the outstanding common equity
     o    For approving an annual bonus plan
     o    For adopting a savings plan
     o    For granting a one-time stock option or stock award,  except decide on a  case-by-case  basis if the plan  dilution  is more  than 15% of the outstanding common equity
     o    For adopting a deferred compensation plan
     o    For approving a long-term bonus plan
     o    For approving an employment agreement or contract
     o    For amending a deferred compensation plan
     o    For exchanging  underwater  options (options with a per-share exercise price that exceeds the underlying stock's current market price)
     o    For amending an annual bonus plan
     o    For reapproving a stock option plan or bonus plan for purposes of OBRA
     o    For amending a long-term bonus plan

Shareholder Proposals
     o    For requiring shareholder ratification of auditors
     o    Against requiring the auditors to attend the annual meeting
     o    Against limiting consulting by auditors
     o    Against requiring the rotation of auditors
     o    Against restoring preemptive rights
     o    For asking the company to study sales,  spin-offs,  or other strategic alternatives
     o    For asking  the board to adopt  confidential  voting  and  independent tabulation of the proxy ballots
     o    Against  asking the company to refrain from counting  abstentions  and broker non-votes in vote tabulations
     o    Against  eliminating  the company's  discretion to vote unmarked proxy ballots.
     o    For providing equal access to the proxy materials for shareholders

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     o    Against requiring the improvement of annual meeting reports
     o    Against changing the annual meeting location
     o    Against changing the annual meeting date
     o    Against  asking the board to  include  more  women and  minorities  as directors.
     o    Against seeking to increase board independence
     o    Against   limiting  the  period  of  time  a  director  can  serve  by establishing a retirement or tenure policy o Against requiring minimum stock ownership by directors
     o    Against providing for union or employee  representatives  on the board of directors
     o    For   increasing   disclosure   regarding  the  board's  role  in  the
          development and monitoring of the company's long-term strategic plan o
          For increasing the independence of the nominating committee
     o    For creating a nominating committee of the board
     o    Against urging the creation of a shareholder committee
     o    Against  asking that the  chairman of the board of directors be chosen from among the ranks of the  non-employee  directors
     o    Against  asking that a lead director be chosen from among the ranks of the non-employee directors
     o    For adopting cumulative voting
     o    Against  requiring  directors to place a statement of candidacy in the proxy statement
     o    Against  requiring the nomination of two director  candidates for each open board seat
     o    Against making  directors liable for acts or omissions that constitute
          a  breach  of  fiduciary  care  resulting  from  a  director's   gross
          negligence and/or reckless or willful neglect
     o    For repealing a classified board
     o    Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan
     o    For eliminating supermajority provisions
     o    For reducing supermajority provisions
     o    Against repealing fair price provisions
     o    For restoring shareholders' right to call a special meeting
     o    For restoring shareholders' right to act by written consent
     o    For limiting the board's discretion to issue targeted share placements or requiring  shareholder approval before such block placements can be made
     o    For  seeking  to  force  the  company  to opt out of a state  takeover statutory provision
     o    Against  reincorporating  the company in another  state
     o    For limiting greenmail payments
     o    Against restricting executive compensation
     o    For enhance the disclosure of executive compensation
     o    Against restricting director compensation
     o    Against capping executive pay
     o    Against calling for directors to be paid with company stock
     o    Against calling for shareholder votes on executive pay
     o    Against calling for the termination of director retirement plans
     o    Against asking management to review,  report on, and/or link executive compensation to non-financial criteria, particularly social criteria
     o    Against seeking shareholder  approval to reprice or replace underwater stock options
     o    For  banning  or  calling  for a  shareholder  vote on  future  golden parachutes
     o    Against seeking to award performance-based stock options
     o    Against  establishing  a policy of  expensing  the costs of all future stock  options  issued by the company in the  company's  annual income statement
     o    Against  requesting that future  executive  compensation be determined without regard to any pension fund income
     o    For creating a compensation committee
     o    Against  requiring  that  the  compensation  committee  hire  its  own independent  compensation  consultants-separate  from the compensation consultants working with corporate management-to assist with executive compensation issues

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     o    For increasing the independence of the compensation committee
     o    For increasing the independence of the audit committee
     o    For increasing the independence of key committees

Social Issue Proposals
     o    For asking the company to develop or report on human rights policies
     o    For asking  the  company  to review  its  operations'  impact on local groups,  except  against  if the  proposal  calls  for  action  beyond reporting
     o    Against asking the company to limit or end operations in Burma
     o    For asking management to review operations in Burma
     o    For asking  management to certify that company  operations are free of forced labor
     o    Against asking  management to implement  and/or  increase  activity on each of the  principles  of the U.S.  Business  Principles  for  Human
          Rights of Workers in China.
     o    Against asking  management to develop  social,  economic,  and ethical criteria that the company could use to determine the  acceptability of military contracts and to govern the execution of the contracts
     o    Against asking management to create a plan of converting the company's facilities that are dependent on defense  contracts toward  production for commercial markets
     o    Against  asking  management  to  report  on the  company's  government
          contracts   for  the   development   of  ballistic   missile   defense
          technologies and related space systems
     o    Against asking  management to report on the company's foreign military sales or foreign offset activities
     o    Against asking management to limit or end nuclear weapons production
     o    Against asking management to review nuclear weapons production
     o    Against   asking  the  company  to  establish   shareholder-designated
          contribution programs
     o    Against asking the company to limit or end charitable giving
     o    For asking the company to increase  disclosure  of political  spending and activities
     o    Against asking the company to limit or end political spending
     o    For  requesting  disclosure of company  executives'  prior  government service
     o    Against requesting affirmation of political nonpartisanship
     o    For asking management to report on or change tobacco product marketing practices,  except  against if the  proposal  calls for action  beyond reporting
     o    Against severing links with the tobacco industry
     o    Against asking the company to review or reduce tobacco harm to health
     o    For asking  management  to review or promote  animal  welfare,  except against if the proposal calls for action beyond reporting
     o    For asking the company to report or take action on pharmaceutical drug pricing or distribution,  except against if the proposal asks for more than a report
     o    Against  asking  the  company  to  take  action  on  embryo  or  fetal destruction
     o    For asking the  company to review or report on nuclear  facilities  or nuclear  waste,  except  against if the proposal asks for cessation of nuclear-related  activities  or other  action  beyond  reporting
 o For
          asking the company to review its reliance on nuclear and fossil fuels, its  development  or  use of  solar  and  wind  power,  or its  energy efficiency,  except vote against if the proposal  asks for more than a report.
     o    Against asking management to endorse the Ceres principles
     o    For asking the company to control  generation  of  pollutants,  except against if the  proposal  asks for action  beyond  reporting or if the company  reports its  omissions and plans to limit their future growth or if the company  reports its omissions and plans to reduce them from established levels
     o    For asking the company to report on its environmental impact or plans, except against if management has issued a written statement beyond the legal minimum
     o    For asking  management  to report or take  action on  climate  change, except against if management  acknowledges a global warming threat and has issued  company policy or if management has issued a statement and committed to targets and  timetables  or if the company is not a major emitter of greenhouse gases
     o    For  asking  management  to report on,  label,  or  restrict  sales of bioengineered products, except against if the proposal asks for action beyond  reporting or calls for a moratorium on sales of  bioengineered products

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     o    Against asking the company to preserve natural habitat
     o    Against asking the company to review its  developing  country debt and lending criteria and to report to shareholders on its findings
     o    Against  requesting  the company to assess the  environmental,  public health, human rights, labor rights, or other socioeconomic  impacts of its credit decisions
     o    For requesting reports and/or reviews of plans and/or policies on fair lending  practices,  except  against if the proposal  calls for action beyond reporting
     o    Against asking the company to establish  committees to consider issues related to facilities closure and relocation of work
     o    For asking  management to report on the company's  affirmative  action policies  and  programs,  including  releasing  its  EEO-1  forms  and providing  statistical data on specific  positions within the company, except against if the company releases its EEO-1 reports
     o    Against asking management to drop sexual orientation from EEO policy
     o    Against   asking   management   to   adopt   a   sexual    orientation
          non-discrimination policy
     o    For asking management to report on or review Mexican operations
     o    Against asking management to adopt standards for Mexican operations
     o    Against  asking   management  to  review  or  implement  the  MacBride
          principles
     o    Against   asking  the  company  to  encourage  its   contractors   and
          franchisees to implement the MacBride principles
     o    For  asking  management  to  report  on or  review  its  global  labor practices or those of its  contractors,  except against if the company already  reports  publicly  using  a  recognized  standard  or if  the resolution asks for more than a report
     o    Against  asking  management to adopt,  implement,  or enforce a global
          workplace   code  of  conduct   based  on  the   International   Labor
          Organization's core labor conventions
     o    For  requesting  reports  on  sustainability,  except  against  if the company has already issued a report in GRI format

Conflict Resolution
Individual  portfolio  managers,  in the  exercise  of their best  judgment  and discretion,  may from time to time override the Guidelines and vote proxies in a manner that they believe will  enhance the  economic  value of clients'  assets, keeping in mind the best interests of the beneficial owners. A portfolio manager choosing to override the  Guidelines  must deliver a written  rationale for each such  decision to TCW's Proxy  Specialist  (the  "Proxy  Specialist"),  who will maintain  such  documentation  in TCW's  proxy  voting  records  and  deliver  a quarterly  report  to the  Proxy  Committee  of all  votes  cast  other  than in accordance  with the  Guidelines.  If the Proxy  Specialist  believes there is a question  regarding a portfolio  manager's vote, she will obtain the approval of
TCW's  Director of Research  (the  "Director of  Research")  for the vote before submitting it. The Director of Research will review the portfolio manager's vote and make a determination.  If the Director of Research  believes it appropriate, she may elect to convene the Proxy Committee.

It is unlikely  that serious  conflicts of interest will arise in the context of
TCW's proxy  voting,  because TCW does not engage in  investment  banking or the managing or advising of public companies.  In the event a potential  conflict of interest arises in the context of voting proxies for TCW's clients,  the primary means by which TCW will avoid a conflict is by casting  such votes solely in the interests of its clients and in the interests of  maximizing  the value of their portfolio holdings.  In this regard, if a potential conflict of interest arises, but the proxy vote to be decided is predetermined hereunder to be cast either in favor or  against,  then TCW will  vote  accordingly.  On the other  hand,  if a potential  conflict of interest arises and either there is no predetermined vote or such vote is to be decided on a case-by-case  basis,  then TCW will undertake the following analysis.

First,  if a potential  conflict of  interest is  identified  because the issuer soliciting  proxy votes is itself a client of TCW's (or because an  affiliate of such issuer,  such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW's),  then the Proxy  Committee  will  determine  whether such relationship  is material to TCW.  In making this  determination,  a conflict of interest will usually not be deemed to be material unless the assets managed for that client by TCW exceed, in the aggregate,  0.25% (25 basis points) or more of
TCW's total assets under  management.  If such a material  conflict is deemed to have arisen,  then TCW will refrain  completely  from  exercising its discretion with  respect to voting the proxy with  respect to such vote and will,  instead, refer that vote to an outside  service for its independent  consideration  as to how the vote should be cast.  Second, a potential conflict of interest may arise because  an  employee  of TCW sits on the Board of a public  company.  The Proxy
Specialist  is on the  distribution  list for an  internal  chart that shows any
Board  seats  in  public  companies  held by TCW  personnel.  If there is a vote regarding such a company,  and the portfolio manager wants

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to vote other than in accordance with the Guidelines,  the Proxy Specialist will confirm  that the  portfolio  manager has not spoken with the  particular  Board member and will provide the Proxy Committee with the facts and vote rationale so that it can  vote  the  securities.  The  vote by the  Proxy  Committee  will be documented.

Finally,  if a portfolio  manager conflict is identified with respect to a given proxy  vote,  the Proxy  Committee  will  remove  such vote from the  conflicted portfolio  manager and, as a group,  the Proxy  Committee will consider and cast the vote

Proxy Voting Information and Recordkeeping
Upon request,  TCW provides proxy voting  records to its clients.  These records state how votes  were cast on behalf of client  accounts,  whether a  particular matter was  proposed  by the  company or a  shareholder,  and whether or not TCW voted in line with  management  recommendations.  TCW is  prepared to explain to clients the  rationale  for votes cast on behalf of client  accounts.  To obtain proxy voting records, a client should contact the Proxy Specialist.

TCW or an outside  service will keep records of the following  items:  (i) these
Proxy  Voting  Guidelines  and any other  proxy  voting  procedures;  (ii) proxy statements  received  regarding  client  securities  (unless such statements are available  on the SEC's  Electronic  Data  Gathering,  Analysis,  and  Retrieval
(EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an outside service, that outside service will provide copies of those records promptly  upon  request);  (iv)  records of written  requests  for proxy  voting information  and TCW's  response  (whether  a  client's  request  was oral or in writing);  and (v) any documents  prepared by TCW that were material to making a decision  how to  vote,  or  that  memorialized  the  basis  for  the  decision.
Additionally,  TCW or an outside service will maintain any documentation related to an identified material conflict of interest.

TCW or an outside  service will maintain  these records in an easily  accessible place for at least five years from the end of the fiscal year  during  which the last entry was made on such record.  For the first two years,  TCW or an outside service will store such records at its principal office.

International Proxy Voting
While TCW utilizes  these Proxy Voting  Guidelines  for both  international  and domestic portfolios and clients, there are some significant  differences between voting  U.S.  company  proxies and voting  non-U.S.  company  proxies.  For U.S.
companies,   it  is  relatively  easy  to  vote  proxies,  as  the  proxies  are automatically  received  and may be  voted  by mail or  electronically.  In most cases, the officers of a U.S. company  soliciting a proxy act as proxies for the company's shareholders.

For proxies of non-U.S.  companies,  however, it is typically both difficult and costly to vote  proxies.  The major  difficulties  and  costs may  include:  (i)
appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies,  voting procedures for foreign shareholders, and  restrictions on trading  securities  that are subject to proxy votes;  (iv)
arranging  for a proxy to vote;  and (v)  evaluating  the cost of voting.  Also, proxy votes against  management  rarely  succeed.  Furthermore,  the operational hurdles  to  voting  proxies  vary  by  country.  As  a  result,  TCW  considers international proxy voting on a case-by-case basis.  However,  when TCW believes that an  issue to be  voted  is  likely  to  affect  the  economic  value of the portfolio  securities,  that its vote may influence the ultimate  outcome of the contest,  and that the benefits of voting the proxy  exceed the expected  costs,
TCW will make every  reasonable  effort to vote such proxies.  In addition,  TCW will attempt to implement, to the extent appropriate,  uniform voting procedures across countries.

                                     * * * *

AllianceBernstein

Introduction

As a  registered  investment  adviser,  AllianceBernstein  ("we" or "us")  has a
fiduciary   duty  to  act  solely  in  the  best   interests   of  our  clients.
AllianceBernstein   recognizes  that  this  duty  requires  us  to  vote  client securities  in a timely  manner and make voting  decisions  that are in the best interests of our clients.  Consistent with these obligations,  AllianceBernstein will disclose its clients' voting records only to them and as required by mutual fund vote disclosure  regulations.  In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

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This  statement  is  intended to comply  with Rule  206(4)-6  of the  Investment
Advisers  Act of 1940.  It sets forth our  policies  and  procedures  for voting proxies for our discretionary investment advisory clients,  including investment companies  registered  under the Investment  Company Act of 1940. This statement applies to  AllianceBernstein  growth and value  investment  groups investing on behalf of clients in both US and non-US securities.

Proxy Policies

This  statement is designed to be  responsive  to the wide range of proxy voting subjects  that can have a  significant  effect  on the  investment  value of the securities held in our clients' accounts.  These policies are not exhaustive due to the variety of proxy  voting  issues  that we may be  required  to  consider.
AllianceBernstein reserves the right to depart from these guidelines in order to avoid  voting  decisions  that we believe may be contrary to our  clients'  best interests.  In  reviewing  proxy  issues,  we will apply the  following  general policies:

Corporate  Governance:  AllianceBernstein's  proxy voting policies recognize the importance of good  corporate  governance in ensuring  that  management  and the board of directors  fulfill  their  obligations  to the  shareholders.  We favor proposals  promoting  transparency and accountability  within a company. We will vote for  proposals  providing  for equal access to the proxy  materials so that shareholders  can express their views on various  proxy issues.  We also support the  appointment  of a majority of  independent  directors on key committees and separating the positions of chairman and chief executive officer.

Elections of Directors:  Unless there is a proxy fight for seats on the Board or we determine that there are other compelling  reasons for withholding  votes for directors,  we will vote in favor of the management proposed slate of directors.
That  said,  we believe  that  directors  have a duty to respond to  shareholder actions that have  received  significant  shareholder  support.  We may withhold votes for directors  that fail to act on key issues such as failure to implement
proposals  to   declassify   boards,   failure  to  implement  a  majority  vote
requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender  offers  where a majority  of  shareholders  have  tendered  their shares. In addition,  we will withhold votes for directors who fail to attend at least  seventy-five  percent of board  meetings  within a given  year  without a reasonable  excuse.  Finally,  we may withhold  votes for  directors of non-U.S.
issuers where there is insufficient  information about the nominees disclosed in the proxy statement.

Appointment of Auditors:  AllianceBernstein believes that the company remains in the best position to choose the auditors and will generally support management's recommendation.  However, we recognize that there may be inherent conflicts when a company's  independent auditor performs substantial non-audit related services for the company. While we will recognize that there may be special circumstances that could lead to high non-audit fees in some years, we would normally consider non-audit fees in excess of 70% to be disproportionate.  Therefore,  we may vote against the appointment of auditors if the fees for non-audit  related  services exceed  70% of the  total  audit  fees  paid by the  company  or there are other reasons to question the independence of the company's auditors.

Changes in Legal and Capital Structure: Changes in a company's charter, articles of  incorporation or by-laws are often technical and  administrative  in nature.
Absent a  compelling  reason to the  contrary,  AllianceBernstein  will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case  basis any non-routine  proposals that are  likely to affect  the  structure  and  operation  of the  company or have a material economic effect on the company.  For example, we will generally support proposals to increase  authorized common stock when it is necessary to implement a stock split,  aid in a  restructuring  or  acquisition or provide a sufficient number of  shares  for an  employee  savings  plan,  stock  option or  executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater  than one  hundred  percent of the shares  outstanding.  We will  oppose increases in  authorized  common  stock where there is evidence  that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the  issuance  of new  shares  could  excessively  dilute the value of the outstanding shares upon issuance.

Corporate Restructurings,  Mergers and Acquisitions:  AllianceBernstein believes proxy votes  dealing  with  corporate  reorganizations  are an  extension of the
investment  decision.   Accordingly,   we  will  analyze  such  proposals  on  a
case-by-case  basis,  weighing  heavily the views of the research  analysts that cover the company and the  investment  professionals  managing the portfolios in which the stock is held.

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Proposals Affecting Shareholder Rights:  AllianceBernstein believes that certain fundamental rights of shareholders must be protected.  We will generally vote in favor of proposals that give  shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights.  However,  when analyzing  such  proposals  we will weigh the  financial  impact of the proposal against the impairment of shareholder rights.

Anti-Takeover  Measures:  AllianceBernstein  believes  that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a  detrimental  effect on the  value of the  company.  We will
generally  oppose  proposals,   regardless  of  whether  they  are  advanced  by
management  or  shareholders,  the  purpose  or effect  of which is to  entrench management or dilute  shareholder  ownership.  Conversely,  we support proposals that would  restrict or otherwise  eliminate  anti-takeover  measures  that have already  been  adopted  by  corporate  issuers.  For  example,  we will  support shareholder  proposals  that seek to require the company to submit a shareholder rights plan to a shareholder  vote. We will evaluate,  on a case-by-case  basis, proposals to completely  redeem or eliminate  such plans.  Furthermore,  we will generally  oppose  proposals  put forward by management  (including  blank check preferred stock,  classified boards and supermajority  vote  requirements)  that appear to be intended as management entrenchment mechanisms.

Executive Compensation:  AllianceBernstein  believes that company management and the compensation  committee of the board of directors should,  within reason, be given latitude to determine the types and mix of compensation and benefit awards offered.  Whether  proposed  by a  shareholder  or  management,  we will  review proposals  relating to executive  compensation  plans on a case-by-case basis to ensure that the long-term  interests of management and shareholders are properly aligned.  We will analyze the proposed plans to ensure that  shareholder  equity will not be excessively  diluted,  the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate  in such  programs.  We will  generally  oppose  plans  that  permit repricing of  underwater  stock  options  without  shareholder  approval.  Other factors such as the company's  performance and industry  practice will generally be factored into our  analysis.  We will support  proposals to submit  severance packages  that do not exceed 2.99 times the sum of an executive  officer's  base salary  plus bonus that are  triggered  by a change in control to a  shareholder vote.  Finally,  we will support  shareholder  proposals  requiring companies to expense stock options because we view them as a large corporate expense.

Social and Corporate  Responsibility:  AllianceBernstein will review and analyze
on  a  case-by-case   basis   proposals   relating  to  social,   political  and
environmental  issues to determine  whether they will have a financial impact on shareholder  value. We will vote against proposals that are unduly burdensome or result in unnecessary  and excessive  costs to the company.  We may abstain from voting on social  proposals  that do not have a readily  determinable  financial impact on shareholder value.

Proxy Voting Committees

Our growth  and value  investment  groups  have  formed  separate  proxy  voting committees  to  establish  general  proxy  policies  for  AllianceBernstein  and
consider   specific  proxy  voting  matters  as  necessary.   These   committees
periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy  committee will evaluate the proposal.  In addition,  the  committees,  in conjunction  with the analyst  that covers the  company,  may contact  corporate management and interested  shareholder groups and others as necessary to discuss proxy issues.  Members of the committee include senior investment  personnel and representatives of the Legal and Compliance Department.  The committees may also evaluate  proxies  where we face a potential  conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

Conflicts of Interest

AllianceBernstein  recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage,  or we administer, who distributes AllianceBernstein sponsored mutual funds, or with whom we or an employee has another  business or personal  relationship  that may affect  how we  vote on the  issuer's  proxy.  Similarly,  Alliance  may  have a potential  material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder  group that is a client. We believe that centralized management of proxy voting, oversight

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by the proxy voting  committees  and  adherence to these  policies  ensures that proxies are voted with only our clients' best  interests in mind.  That said, we have  implemented  additional  procedures  to ensure  that our votes are not the product of a material conflict of interests,  including: (i) on an annual basis, the proxy  committees  will take  reasonable  steps to  evaluate  the  nature of
AllianceBernstein's   and  our   employees'   material   business  and  personal
relationships  (and  those of our  affiliates)  with any  company  whose  equity securities are held in client  accounts and any client that has sponsored or has material  interest in a proposal  upon which we will be  eligible to vote;  (ii)
requiring  anyone  involved in the  decision  making  process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including  personal  relationships) and any contact that they have had with any interested  party regarding a proxy vote; (iii)  prohibiting  employees involved in the decision  making process or vote  administration  from revealing how we intend to vote on a proposal in order to reduce any  attempted  influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective  tests and,  where necessary,  considering  the views of a third party  research  service to ensure that our voting decision is consistent with our clients' best interests.

Because   under   certain   circumstances    AllianceBernstein   considers   the
recommendation of third party research services,  the proxy committees will take reasonable  steps to verify  that any third  party  research  service is in fact independent based on all of the relevant facts and circumstances.  This includes reviewing the third party research service's conflict management  procedures and ascertaining,  among other things,  whether the third party research service (i)
has the capacity and competency to adequately analyze proxy issues; and (ii) can make such  recommendations  in an impartial  manner and in the best interests of our clients.

Proxies of Certain Non-US Issuers

Proxy  voting in  certain  countries  requires  "share  blocking."  Shareholders wishing to vote their proxies must deposit their shares  shortly before the date of the meeting  (usually  one-week)  with a designated  depositary.  During this blocking  period,  shares that will be voted at the meeting cannot be sold until the  meeting  has taken  place  and the  shares  are  returned  to the  clients'
custodian banks.  AllianceBernstein may determine that the benefit to the client of exercising the vote does not outweigh the cost of voting,  which is not being able to  transact  in the  shares  during  this  period.  Accordingly,  if share blocking is required we may abstain from voting those shares.

In addition,  voting  proxies of issuers in non-U.S.  markets may give rise to a number of administrative issues that may prevent  AllianceBernstein  from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully  consider  the proxy or after the cut-off  date for voting.
Other markets  require  AllianceBernstein  to provide local agents with power of attorney prior to implementing AllianceBernstein's voting instructions. Although it is AllianceBernstein's policy to seek to vote all proxies for securities held in client  accounts  for which we have proxy  voting  authority,  in the case of
non-U.S. issuers, we vote proxies on a best efforts basis.

Proxy Voting Records

Clients may obtain  information  about how we voted  proxies on their  behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written  request  for proxy  voting  information  to: Mark R.
Manley,  Senior Vice  President & Chief  Compliance  Officer,  AllianceBernstein
Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

                                     * * * *

AAMI

     AAMI has adopted  written  Proxy  Voting  Policies and  Procedures  ("Proxy
Procedures"),  as required by Rule 206(4)-6 under the Investment Advisers Act of
1940,  as  amended,  governing  conflict  of  interest  resolution,  disclosure, reporting and recordkeeping relating to voting of proxies.

     Under the Proxy  Procedures,  AAMI  votes  proxies  relating  to  portfolio securities  in the  best  interests  of  clients,  unless  the  client  contract specifies that AAMI will not vote. AAMI seeks to develop  relationships with the management of portfolio companies to encourage  transparency and improvements in the treatment of shareholders and others. Thus, AAMI may engage in dialogue with the  management  of portfolio  companies  with  respect to pending  proxy voting issues.

                                      115

While AAMI has written guidelines for certain issues on which votes may be cast  (e.g.,  such  guidelines  permit  not  voting in  certain  economically insignificant  matters  and call for  voting  for  routine  matters  such as the uncontested  appointment  of  directors),  each  vote  is  ultimately  cast on a case-by-case basis, taking into consideration the contractual  obligations under the respective advisory  agreement,  and all relevant facts and circumstances at the  time of the  vote.  AAMI  may cast  proxy  votes  in favor of  management's proposals  or seek to  change  the  views of  management,  considering  specific issues, as they arise, on their merits.

     If a material  conflict  of  interest  between  AAMI and its  client(s)  is identified,  AAMI may  choose  among a  number  of  options  to  eliminate  such conflict,  including (i) voting as  recommended by a third party service if AAMI utilizes  such a service,  (ii)  deciding  to "echo  vote" or "mirror  vote" the proxies in the same  proportion as the votes of other proxy holders that are not
AAMI clients, (iii) if possible, erecting information barriers around the person or persons making voting  decisions  sufficient to insulate the voting  decision from the conflict, (iv) if practical, notifying affected clients of the conflict of  interest  and  seeking a waiver of the  conflict,  or (v) if agreed  upon in writing  with the  affected  clients,  forwarding  the  proxies to the  affected clients and allowing them to vote their own proxies.

                                     * * * *

Killen

     Killen  votes the  proxies  for the  mutual  funds and pooled  accounts  it manages and for any other client who requests it to vote their  proxies.  Killen votes the proxy in what it considers to be the best  interests of the client for whom the  vote is cast.  To deal  with  potential  conflicts  of  interest,  any portfolio  manager who is affiliated in any manner with the issuer of the proxy, including stock ownership,  directorship or employment of a family member,  will not  participate  in the decision on the proxy.  Also,  if Killen has a business relationship  with the  issuer of the proxy  and there is a proxy  contest,  the proxy will be referred to a proxy service for a vote.

                                      116

OM003PP2-0706
PR-904 [ - ] CGI 7/06                                                   PO11152

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously  filed  documents  indicated below, except as noted:

          (a)  Agreement and Declaration of Trust.

               (1)  Executed  Amended and Restated  Agreement and Declaration of
                    Trust  (July 17,  2003)  incorporated  into  this  filing by reference to  Pre-Effective  Amendment  No. 2 filed July 23,
                    2003.

               (2)  Executed  Certificate of Trust (April 21, 2003) incorporated
                    into  this   filing  by   reference   to  the   Registrant's
                    Registration Statement on Form N-1A filed April 21, 2003.

               (3)  Executed  Certificate  of Amendment to  Certificate of Trust
                    (June 30, 2003)  incorporated  into this filing by reference to Pre-Effective Amendment No. 1 filed July 2, 2003.

          (b)  By-Laws. Amended and Restated By-Laws (December 6, 2005) attached as Exhibit No. EX-99.b.

          (c)  Instruments  Defining the Rights of Security Holders.  None other than those contained in Exhibits (a) and (b).

          (d)  Investment Management Agreements.

               (1)  Executed  Investment  Management  Agreement  (July 17, 2003)
                    between the  Registrant  on behalf of each Fund and Delaware
                    Management Company (a series of Delaware Management Business
                    Trust)  (the  "Manager")  incorporated  into this  filing by reference to  Pre-Effective  Amendment No. 2 to Registrant's
                    Registration Statement on Form N-1A filed July 23, 2003.

               (2)  Executed  Sub-Advisory  Agreement (October 21, 2005) between the Manager and Aberdeen Asset  Management Inc. with respect to Optimum Fixed Income Fund attached as Exhibit EX-99.d.2.

               (3)  Executed  Sub-Advisory  Agreement (October 31, 2005) between the Manager and AllianceBernstein  L.P. (formerly,  Alliance
                    Capital   Management   L.P.)   with   respect   to   Optimum
                    International Fund attached as Exhibit EX-99.d.3.

               (4)  Executed Sub-Advisory  Agreement (July 31, 2003) between the
                    Manager  and   Columbia   Wanger  Asset   Management,   L.P.
                    (formerly,  Liberty  Wanger  Asset  Management,  L.P.)  with respect to Optimum Small Cap Growth Fund attached as Exhibit
                    EX-99.d.4.

               (5)  Executed Sub-Advisory  Agreement (July 30, 2003) between the
                    Manager and Hotchkis and Wiley Capital Management,  LLC with respect to Optimum  Small Cap Value Fund  incorporated  into this filing by reference to  Post-Effective  Amendment No. 3 filed May 31, 2005.

               (6)  Executed Sub-Advisory  Agreement (December 21, 2005) between the  Manager  and The Killen  Group,  Inc.  with  respect to
                    Optimum Small Cap Value Fund attached as Exhibit EX-99.d.6.

               (7)  Executed Sub-Advisory  Agreement (July 31, 2003) between the
                    Manager and Marsico Capital Management,  LLC with respect to
                    Optimum  Large Cap  Growth  Fund  attached  as  Exhibit  No.
                    EX-99.d.7.

               (8)  Executed  Sub-Advisory  Agreement  July 31, 2003 between the
                    Manager and  Massachusetts  Financial  Services Company with respect to Optimum  Large Cap Value Fund attached as Exhibit
                    No. EX-99.d.8.

               (9)  Executed Sub-Advisory Agreement (September 24, 2005) between the Manager and Mondrian  Investment  Partners  Limited with respect to Optimum International Fund incorporated into this filing by reference to Post-Effective  Amendment No. 3 filed
                    May 31, 2005.

               (10) Executed Sub-Advisory Agreement (March 30, 2004) between the
                    Manager and Oberweis Asset Management,  Inc. with respect to
                    Optimum Small Cap Growth Fund. incorporated into this filing by reference to Post-Effective Amendment No. 3 filed May 31,
                    2005.

               (11) Executed Sub-Advisory  Agreement (July 29, 2003) between the
                    Manager and Delafield Asset Management,  a division of Reich
                    & Tang Asset Management,  LLC, with respect to Optimum Small
                    Cap Value Fund incorporated into this filing by reference to
                    Post-Effective Amendment No. 3 filed May 31, 2005.

               (12) Executed Sub-Advisory  Agreement (December 21, 2005) between the  Manager  and TCW  Investment  Management  Company  with respect to Optimum  Large Cap Value Fund attached as Exhibit
                    No. EX-99.d.12.

               (13) Executed Sub-Advisory  Agreement (July 28, 2003) between the
                    Manager and T. Rowe Price  Associates,  Inc. with respect to
                    Optimum Large Cap Growth Fund  incorporated into this filing by reference to Post-Effective Amendment No. 3 filed May 31,
                    2005.

               (14) Executed  Consulting  Services  Agreement  (July  17,  2003)
                    between the Manager and  Linsco/Private  Ledger  Corporation incorporated into this filing by reference to Post-Effective
                    Amendment No. 3 filed May 31, 2005.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution Agreement (July 17, 2003) between the  Registrant  on behalf  of each  Fund and  Delaware
                         Distributors,     L.P.    ("Delaware     Distributors")
                         incorporated   into  this   filing  by   reference   to
                         Pre-Effective   Amendment   No.   2   to   Registrant's
                         Registration  Statement  on Form  N-1A  filed  July 23,
                         2003.

                    (ii) Executed  Financial  Intermediary  Agreement  (July 17,
                         2003)  between   Delaware   Distributors   and  Lincoln
                         Financial Distributors,  Inc. ("LFD") incorporated into
                         this filing by reference to Pre-Effective Amendment No.
                         2 to Registrant's  Registration  Statement on Form N-1A
                         filed July 23, 2003.

               (2)  Dealer's   Agreement   incorporated   into  this  filing  by
                    reference to  Post-Effective  Amendment No. 4 filed July 29,
                    2005.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreement.

               (1)  Executed  Custodian   Agreement  with  JPMorgan  Chase  Bank
                    (formerly,  The Chase Manhattan Bank) incorporated herein by reference  to  Post-Effective  Amendment  No. 14 to Delaware
                    Group  Global  &  International  Funds  Inc.'s  Registration
                    Statement on Form N-1A filed with the Commission on November
                    27, 1996.

                    (i)  Executed Amendment to Custodian Agreement with JPMorgan
                         Chase  Bank  -  incorporated  herein  by  reference  to
                         Post-Effective  Amendment  No.  18  to  Delaware  Group
                         Global  &  International   Funds  Inc.'s   Registration
                         Statement  on Form N-1A  filed with the  Commission  on
                         February 4, 1998.

                    (ii) Amendment  (July 1, 2001) to Custodian  Agreement  with
                         JPMorgan Chase Bank - incorporated  herein by reference
                         to  Post-Effective  Amendment No. 28 to Delaware  Group
                         Global  &  International   Funds  Inc.'s   Registration
                         Statement  on Form N-1A  filed with the  Commission  on
                         January 30, 2003.

                    (iii) Executed Amendment No. 1 (July 17, 2003) to Schedule A
                         to  Custodian  Agreement  with  JPMorgan  Chase  Bank -
                         incorporated   herein  by  reference  to  Pre-Effective
                         Amendment No. 2 to Registrant's  Registration Statement
                         on Form  N-1A  filed  with the  Commission  on July 23,
                         2003.

               (2)  Securities  Lending  Amendment  with  JPMorgan  Chase Bank -
                    incorporated herein by reference to Post-Effective Amendment
                    No. 26 to Delaware Group Global & International Funds Inc.'s
                    Registration   Statement   on  Form  N-1A   filed  with  the
                    Commission on March 30, 2001.

                    (i)  Executed  Amendment  (October  1,  2002) to  Securities
                         Lending   Agreement   with   JPMorgan   Chase   Bank  -
                         incorporated  herein  by  reference  to  Post-Effective
                         Amendment   No.   28  to   Delaware   Group   Global  &
                         International  Funds Inc.'s  Registration  Statement on
                         Form N-1A filed  with the  Commission  on  January  30,
                         2003.

                    (ii) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         to Securities  Lending  Agreement  with JPMorgan  Chase
                         Bank   -   incorporated    herein   by   reference   to
                         Pre-Effective   Amendment   No.   2   to   Registrant's
                         Registration  Statement  on Form  N-1A  filed  with the
                         Commission on July 23, 2003.

          (h)  Other Material Contracts.

               (1)  Executed  Mutual Fund  Services  Agreement  (July 17,  2003)
                    between the Registrant and Delaware  Service  Company,  Inc.
                    incorporated  into this filing by reference to Pre-Effective
                    Amendment No. 2 to  Registrant's  Registration  Statement on
                    Form N-1A filed July 23, 2003.

               (2)  Form of  Advisory  Expense  Limitation  Letter  (July  2006)
                    between  Delaware  Management  Company  and  the  Registrant attached as Exhibit No. EX-99.h.2.

          (i)  Legal  Opinion.  Opinion and Consent of Counsel  (July 22,  2003)
               incorporated  into this  filing  by  reference  to  Pre-Effective
               Amendment No. 2 to  Registrant's  Registration  Statement on Form
               N-1A filed July 23, 2003.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (July 2006) attached as Exhibit No. EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital  Agreements.  Initial Capital Agreement (July 17,
               2003) incorporated herein by reference to Pre-Effective Amendment
               No. 2 to Registrant's  Registration  Statement on Form N-1A filed with the Commission on July 23, 2003.

          (m)  Rule 12b-1 Plans.

               (1)  Distribution  and  Service  Plan  pursuant to Rule 12b-1 for
                    Class A  Shares  (July  17,  2003)  incorporated  herein  by reference to  Pre-Effective  Amendment No. 2 to Registrant's
                    Registration   Statement   on  Form  N-1A   filed  with  the
                    Commission on July 23, 2003.

               (2)  Distribution  and  Service  Plan  pursuant to Rule 12b-1 for
                    Class B  Shares  (July  17,  2003)  incorporated  herein  by reference to  Pre-Effective  Amendment No. 2 to Registrant's
                    Registration   Statement   on  Form  N-1A   filed  with  the
                    Commission on July 23, 2003.

               (3)  Distribution  and  Service  Plan  pursuant to Rule 12b-1 for
                    Class C  Shares  (July  17,  2003)  incorporated  herein  by reference to  Pre-Effective  Amendment No. 2 to Registrant's
                    Registration   Statement   on  Form  N-1A   filed  with  the
                    Commission on July 23, 2003.

          (n)  Rule 18f-3 Plan.  Multiple  Class of Shares Plan pursuant to Rule
               18f-3  (July  17,  2003)  incorporated  herein  by  reference  to
               Pre-Effective  Amendment  No.  2  to  Registrant's   Registration
               Statement  on Form N-1A  filed  with the  Commission  on July 23,
               2003.

          (o)  Reserved. Not applicable.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit No. EX-99.p.1.

               (2)  Code of  Ethics  (February  2006) for  Delaware  Investments
                    (Delaware   Management   Company,   a  series  of   Delaware
                    Management Business Trust, and Delaware Distributors,  L.P.)
                    attached as Exhibit No. EX-99.p.2.

               (3)  Code  of  Ethics  (December  2005)  for  Lincoln   Financial
                    Distributors, Inc. attached as Exhibit No. EX-99.p.3.

               (4)  Code of Ethics (December 2005) for Aberdeen Asset Management
                    Inc. ("Aberdeen") attached as Exhibit No. EX-99.p.4.

               (5)  Code  of  Ethics  (June  2006)  for  AllianceBernstein  L.P.
                    ("Alliance Bernstein") attached as Exhibit No. EX-99.p.5.

               (6)  Code of Ethics  (February  2005) for Columbia  Wanger  Asset
                    Management,  L.P.  ("Columbia WAM")  incorporated  into this filing by reference to Post-Effective  Amendment No. 3 filed
                    May 31, 2005.

               (7)  Code of Ethics (Februry 2005) for Hotchkis and Wiley Capital
                    Management,  LLC  ("H&W")  incorporated  into this filing by reference to  Post-Effective  Amendment  No. 3 filed May 31,
                    2005.

               (8)  Code  of  Ethics  (February  2006)  for  The  Killen  Group,
                    Inc.("Killen") attached as Exhibit No. EX-99.p.8

               (9)  Code of Ethics for Marsico Capital Management,  LLC ("Marsico
                    Capital")  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 3 filed May 31, 2005.

               (10) Code of Ethics  (January  2005) for  Massachusetts  Financial
                    Services  Company ("MFS")  incorporated  into this filing by reference to  Post-Effective  Amendment  No. 3 filed May 31,
                    2005.

               (11) Code of  Ethics  (September  2005)  for Mondrian  Investment
                    Partners   Limited   ("Mondiran")    attached   as   Exhibit
                    EX-99.p.11.

               (12) Code of Ethics (January 2005) for Oberweis Asset Management,
                    Inc. ("OAM")  incorporated  into this filing by reference to
                    Post-Effective Amendment No. 3 filed May 31, 2005.

               (13) Code  of  Ethics  (December  2004)  of The  Delafield  Asset
                    Management  Division of Reich & Tang Asset  Management,  LLC
                    ("Delafield")  incorporated into this filing by reference to
                    Post-Effective Amendment No. 3 filed May 31, 2005.

               (14) Code of Ethics (January 2005) for T. Rowe Price  Associates,
                    Inc.  ("T.  Rowe  Price")  incorporated  into this filing by reference to  Post-Effective  Amendment  No. 3 filed May 31,
                    2005.

               (15) Code of Ethics (February 2005) for TCW Investment Management
                    Company ("TCW")  incorporated  into this filing by reference to Post-Effective Amendment No. 4 filed July 29, 2005.

          (q)  Other. Powers of Attorney (2005) attached as Exhibit No. EX-99.q.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.

          A Delaware statutory trust may provide in its governing instrument for indemnification  of its officers and trustees from and against any and all claims and  demands  whatsoever.  Article X,  Section  10.2 of the
          Declaration of Trust provides that every Person who is, or has been, a
          Trustee  or officer of  Optimum  Fund  Trust  (the  "Trust")  shall be indemnified  by the  Trust  to the  fullest  extent  permitted  by law against liability and against all expenses reasonably incurred or paid by him in  connection  with any claim,  action,  suit or proceeding in which he becomes  involved  as a party or  otherwise  by virtue of his being or having been a Trustee or officer and against  amounts paid or incurred by him in the settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Trust or its shareholders by reason of "willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of the duties involved in the conduct of his office"  ("Disabling  Conduct"),  or not to have acted in good faith in the  reasonable  belief  that his action was in the best  interest  of the  Trust.  In the event of a  settlement,  no indemnification  may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct:

               (i)  by the court or other body approving the settlement;

               (ii) by at least a majority  of those  trustees  who are  neither
                    Interested  Persons  of the  Trust  nor are  parties  to the matter based upon a review of readily available facts; or

               (iii) by written opinion of independent  legal counsel based upon a review of readily  available  facts.  Article XI,  Section
                    11.10   of  the   Declaration   of   Trust   provides   that
                    notwithstanding  anything else in the  Declaration of Trust, any  amendment  to  Article XI shall not limit the rights to indemnification  or insurance  provided therein with respect to action  or  omission  of  Covered  Persons  prior to such amendment.

          Pursuant to Article X, Section 10.3 of the  Declaration  of Trust,  in
          case any  Shareholder of former  Shareholder of any series  ("Series")
          shall be held to be personally liable solely by reason of his being or having been a  Shareholder  of such Series and not because of his acts or  omissions  or for some other  reason,  the  Shareholder  or former
          Shareholder (or his heirs,  executors,  administrators  or other legal representatives, or, in the case of a corporation or other entity, its corporate  or other  general  successor)  shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified  against all loss and expense arising from such liability.
          The Trust, on behalf of the affected  Series,  shall,  upon request by the  Shareholder,  assume the  defense of any claim made  against  the
          Shareholder  for any act or  obligation  of the Series and satisfy any judgment thereon from the assets of the Series.

          Pursuant to Section 12 of the Distribution Agreement, the Trust agrees to indemnify, defend and hold harmless from the assets of the relevant
          Series  Delaware  Distributors  and each person,  if any, who controls
          Delaware  Distributors  within  the  meaning  of  Section  15  of  the
          Securities  Act of 1933  ("1933  Act"),  from and  against any and all losses,  damages,  or  liabilities  to which,  jointly  or  severally,
          Delaware  Distributors or such controlling  person may become subject, insofar  as  the  losses,  damages  or  liabilities  arise  out of the performance of its duties  hereunder,  except that the Trust shall not
          be  liable  for  indemnification  of  Delaware   Distributors  or  any
          controlling  person  thereof  for any  liability  to the  Trust or its shareholders  to which  they would  otherwise  be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties under the Agreement.

          Insofar as indemnification  for liabilities arising under the 1933 Act may be permitted to trustees,  officers and controlling persons of the
          Trust pursuant to the foregoing  provisions,  or otherwise,  the Trust has been  advised that in the opinion of the  Securities  and Exchange
          Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore,  unenforceable. In the event that a claim for  indemnification  against such  liabilities  (other than the payment  by the  Trust  of  expenses  incurred  or paid by a  trustee, officer or controlling  person of the Trust in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such  trustee, officer or controlling  person,  the Trust will, unless in the opinion of its counsel the matter has been settled by  controlling  precedent, submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification  by it is against  public policy as expressed in the 1933 Act and will be  governed by the final  adjudication  of such issue.

Item 26.  Business and Other Connections of Investment Manager.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management Business Trust, serves as investment manager to each series the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments Funds (Delaware
          Group  Adviser  Funds,  Delaware  Group Cash Reserve,  Delaware  Group
          Equity Funds I, Delaware Group Equity Funds II,  Delaware Group Equity
          Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds
          V,  Delaware  Group   Foundation   Funds,   Delaware  Group  Global  &
          International  Funds,  Delaware Group Government Fund,  Delaware Group
          Income Funds,  Delaware Group Limited-Term  Government Funds, Delaware
          Group State  Tax-Free  Income Trust,  Delaware  Group  Tax-Free  Fund,
          Delaware  Group Tax-Free Money Fund,  Delaware  Investments  Municipal
          Trust,  Delaware Pooled Trust,  Delaware VIP Trust,  Voyageur  Insured
          Funds,  Voyageur  Intermediate  Tax-Free Funds, Voyageur Mutual Funds,
          Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free
          Funds,  Delaware  Investments Dividend and Income Fund, Inc., Delaware
          Investments   Global   Dividend  and  Income  Fund,   Inc.,   Delaware
          Investments Arizona Municipal Income Fund, Inc., Delaware  Investments
          Colorado Insured  Municipal Income Fund,  Inc.,  Delaware  Investments
          Florida  Insured  Municipal  Income  Fund  and  Delaware   Investments
          Minnesota  Municipal  Income  Fund  II,  Inc.)  as well as to  certain non-affiliated  registered investment companies. In addition,  certain officers  of the  Manager  also serve as  trustees  of other  Delaware
          Investments  Funds,  and certain  officers are also  officers of these other  funds.  A  company  indirectly  owned by the  Manager's  parent company  acts as  principal  underwriter  to the  mutual  funds in the
          Delaware  Investments  Funds  (see Item 27  below)  and  another  such
          company  acts  as  the  shareholder  services,   dividend  disbursing,
          accounting  servicing  and  transfer  agent  for  all of the  Delaware
          Investments  Funds.  The  description of the Manager under the caption
          "Who manages the Funds?" in the  Prospectuses  constituting  Part A of this  Registration  Statement  is  incorporated  herein by  reference.
          Information  on the directors and officers of the Manager set forth in its Form ADV filed with the Securities and Exchange  Commission  (File
          No. 801-32108) is incorporated herein by reference.  The Manager, with
          the  approval  of  the   Registrant's   board  of  trustees,   selects
          sub-advisers for each Fund of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for the Funds of the Registrant.

          Aberdeen  serves as a sub-adviser  to Optimum  Fixed Income Fund.  The description of Aberdeen. under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated  herein by  reference.  Information  on the directors and officers  of  Aberdeen  set  forth  in its  Form  ADV  filed  with the
          Securities   and  Exchange   Commission   (File  No.   801-49966)   is
          incorporated herein by reference.

          AllianceBernstein  serves as a  sub-adviser  to Optimum  International
          Fund.  The  description of  AllianceBernstein.  under the caption "Who manages the Funds?" in the  Prospectuses  constituting  Part A of this
          Registration   Statement   is   incorporated   herein  by   reference.
          Information  on the  directors and officers of  AllianceBernstein  set forth  in  its  Form  ADV  filed  with  the  Securities  and  Exchange
          Commission (File No. 801-32361) is incorporated herein by reference.

          Columbia WAM serves as a sub-adviser to Optimum Small Cap Growth Fund.
          The  description  of Columbia  WAM under the caption  "Who manages the
          Funds?" in the Prospectuses  constituting  Part A of this Registration
          Statement is  incorporated  herein by  reference.  Information  on the directors and officers of Columbia WAM set forth in its Form ADV filed with the Securities and Exchange  Commission  (File No.  801-41391) is
          incorporated herein by reference.

          H&W serves as a  sub-adviser  to  Optimum  Small Cap Value  Fund.  The description  of H&W under the caption  "Who manages the Funds?" in the
          Prospectuses  constituting  Part A of this  Registration  Statement is incorporated  herein by  reference.  Information  on the directors and officers  of H&W set forth in its Form ADV filed  with the  Securities and Exchange Commission (File No. 801-60512) is incorporated herein by reference.

          Killen  serves as a  sub-adviser  to Optimum  Fixed Income  Fund.  The description  of Killen.  under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated  herein by  reference.  Information  on the directors and officers of Killen set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18770) is incorporated herein by reference.

          Marsico  Capital  serves as a sub-adviser  to Optimum Large Cap Growth
          Fund.  The  description  of Marsico  Capital  under the  caption  "Who manages the Funds?" in the  Prospectuses  constituting  Part A of this
          Registration   Statement   is   incorporated   herein  by   reference.
          Information on the directors and officers of Marsico Capital set forth in its Form ADV filed  with the  Securities  and  Exchange  Commission
          (File No. 801-54914) is incorporated herein by reference.

          MFS serves as a  sub-adviser  to  Optimum  Large Cap Value  Fund.  The description  of MFS under the caption  "Who manages the Funds?" in the
          Prospectuses  constituting  Part A of this  Registration  Statement is incorporated  herein by  reference.  Information  on the directors and officers  of MFS set forth in its Form ADV filed  with the  Securities and Exchange Commission (File No. 801-17352) is incorporated herein by reference.

          Mondrian  serves as a sub-adviser  to Optimum  International  Fund and
          Optimum Fixed Income Fund. The  description of Delaware  International under  the  caption  "Who  manages  the  Funds?"  in the  Prospectuses constituting  Part A of this  Registration  Statement is  incorporated herein by  reference.  Information  on the  directors  and officers of
          Delaware  International  set  forth  in its Form  ADV  filed  with the
          Securities   and  Exchange   Commission   (File  No.   801-37702)   is
          incorporated herein by reference.

          OAM serves as a  sub-adviser  to Optimum  Small Cap Growth  Fund.  The description  of OAM under the caption  "Who manages the Funds?" in the
          Prospectuses  constituting  Part A of this  Registration  Statement is incorporated  herein by  reference.  Information  on the directors and officers  of OAM set forth in its Form ADV filed  with the  Securities and Exchange Commission is incorporated herein by reference.

          RTAM serves as a  sub-adviser  to Optimum  Small Cap Value  Fund.  The description  of RTAM under the caption "Who manages the Funds?" in the
          Prospectuses  constituting  Part A of this  Registration  Statement is incorporated  herein by  reference.  Information  on the directors and officers  of RTAM set forth in its Form ADV filed with the  Securities and Exchange Commission (File No. 801-47230) is incorporated herein by reference.

          TCW serves as a  sub-adviser  to  Optimum  Large Cap Value  Fund.  The description  of TCW under the caption  "Who manages the Funds?" in the
          Prospectuses  constituting  Part A of this  Registration  Statement is incorporated  herein by  reference.  Information  on the directors and officers  of TCW set forth in its Form ADV filed  with the  Securities and Exchange Commission (File No. 801-29075) is incorporated herein by reference.

          T. Rowe Price  serves as a  sub-adviser  to  Optimum  Large Cap Growth
          Fund. The  description of T. Rowe Price under the caption "Who manages
          the  Funds?"  in  the  Prospectuses   constituting   Part  A  of  this
          Registration   Statement   is   incorporated   herein  by   reference.
          Information  on the  directors and officers of T. Rowe Price set forth in its Form ADV filed  with the  Securities  and  Exchange  Commission
          (File No. 801-856) is incorporated herein by reference.

Item 27.  Principal Underwriters.

          (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all  the  mutual  funds in  the  Delaware Investments Family of
                 Funds.

          (a)(2) Information   with  respect to each  officer and partner of the
                 principal underwriter and the  Registrant  is  provided  below.
                 Unless otherwise noted, the principal  business address of each officer  and  partner  of  Delaware  Distributors, L.P. is 2005
                 Market Street, Philadelphia, PA 19103-7094.

  ------------------------------ ------------------------------------------- ------------------------------------
  Name and Principal             Positions and Offices with                  Positions and Offices with
  Business Address               Underwriter                                 Registrant
  ------------------------------- ------------------------------------------ ------------------------------------
  Delaware Distributors, Inc.    General Partner                             None
  ------------------------------- ------------------------------------------ ------------------------------------
  Delaware Capital Management    Limited Partner                             None
  ------------------------------- ------------------------------------------ ------------------------------------
  Delaware Investment Advisers   Limited Partner                             None
  ------------------------------- ------------------------------------------ ------------------------------------
  Kevin J. Lucey                 President/Chief Executive Officer           None
  ------------------------------ ------------------------------------------- ------------------------------------
  Philip N. Russo                Executive Vice President                    None
  ------------------------------ ------------------------------------------- ------------------------------------
  Douglas L. Anderson            Senior Vice President/Operations            None
  ------------------------------ ------------------------------------------- ------------------------------------
  Michael P. Bishof              Senior Vice President/Investment            Senior Vice President
                                 Accounting
  ------------------------------ ------------------------------------------- ------------------------------------
  Jeffrey M. Kellogg             Senior Vice President/Senior Product        None
                                 Manager/Communications Manager
  ------------------------------ ------------------------------------------- ------------------------------------
  Deb Landsman-Yaros             Senior Vice President/Head of Retail        None
                                 Investor Services
  ------------------------------ ------------------------------------------- ------------------------------------
  Thomas M. McConnell            Senior Vice President/Senior 529 Plans      None
                                 Product Manager
  ------------------------------ ------------------------------------------- ------------------------------------
  Carolyn McIntyre               Senior Vice President/Human Resources       None
  ------------------------------ ------------------------------------------- ------------------------------------
  Brian L. Murray, Jr.           Senior Vice President/Compliance            Senior Vice President/Chief
                                                                             Compliance Officer
  ------------------------------ ------------------------------------------- ------------------------------------
  David P. O'Connor              Senior Vice President/Strategic             Senior Vice President/Strategic
                                 Investment Relationships and                Investment Relationships and
                                 Initiatives/General Counsel                 Initiatives/General Counsel/Chief
                                                                             Legal Officer
  ------------------------------ ------------------------------------------- ------------------------------------
  Daniel J. Perullo              Senior Vice President/Eastern Director,     None
                                 Institutional Sales
  ------------------------------ ------------------------------------------- ------------------------------------
  Robert E. Powers               Senior Vice President/Senior Domestic       None
                                 Sales Manager
  ------------------------------ ------------------------------------------- ------------------------------------
  Richard Salus                  Senior Vice President/Controller/           Chief Financial Officer
                                 Treasurer/Financial Operations Principal
  ------------------------------ ------------------------------------------- ------------------------------------
  James L. Shields               Senior Vice President/Chief Information     None
                                 Officer
  ------------------------------ ------------------------------------------- ------------------------------------
  Trevor M. Blum                 Vice President/Senior Consultant            None
                                 Relationship Manager
  ------------------------------ ------------------------------------------- ------------------------------------
  E. Zoe Bradley                 Vice President/Product Management Manager   None
  ------------------------------ ------------------------------------------- ------------------------------------
  Mel Carrozza                   Vice President/Client Services              None
  ------------------------------ ------------------------------------------- ------------------------------------
  Anthony G. Ciavarelli          Vice President/Counsel/Assistant Secretary  Vice President/Associate General
                                                                             Counsel/Assistant Secretary
  ------------------------------ ------------------------------------------- ------------------------------------
  David F. Connor                Vice President/Deputy General Counsel/      Vice President/Deputy General
                                 Secretary                                   Counsel/Secretary
  ------------------------------ ------------------------------------------- ------------------------------------
  Joel A. Ettinger               Vice President/Taxation                     Vice President/Taxation
  ------------------------------ ------------------------------------------- ------------------------------------
  Edward M. Grant                Vice President/Senior Domestic Sales        None
                                 Manager
  ------------------------------ ------------------------------------------- ------------------------------------
  Audrey Kohart                  Vice President/Financial Planning and       Vice President/Financial Planning
                                 Reporting                                   and Reporting
  ------------------------------ ------------------------------------------- ------------------------------------
  Josephine O'Brien              Vice President/RFP Group Manager            None
  ------------------------------ ------------------------------------------- ------------------------------------
  Marlene D. Petter              Vice President/Marketing Communications     None
  ------------------------------ ------------------------------------------- ------------------------------------
  Christian Reimer               Vice President/529 Plans Product Manager    None
  ------------------------------ ------------------------------------------- ------------------------------------
  Richard D. Seidel              Vice President/Assistant                    None
                                 Controller/Assistant Treasurer
  ------------------------------ ------------------------------------------- ------------------------------------
  Michael T. Taggart             Vice President/Facilities &                 None
                                 Administrative Services
  ------------------------------ ------------------------------------------- ------------------------------------
  Molly Thompson                 Vice President/Associate Product            None
                                 Management Manager
  ------------------------------ ------------------------------------------- ------------------------------------
  Kathryn R. Williams            Vice President/Senior Counsel/ Assistant    Vice President/Associate General
                                 Secretary                                   Counsel/Assistant Secretary
  ------------------------------ ------------------------------------------- ------------------------------------

          (b)(1) Lincoln Financial Distributors,  Inc. (LFD) serves as financial
                 intermediary   wholesaler for  all the  mutual   funds  in  the
                 Delaware Investments Family of Funds.

          (b)(2) Information with respect to each officer and partner of LFD and the Registrant is provided below. Unless  otherwise  noted, the principal  business  address of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

------------------------------ ------------------------------------------ ------------------------------
Name and Principal Business                                               Positions and Offices with
Address                        Positions and Office with LFD              Registrant
------------------------------ ------------------------------------------ ------------------------------
Westley V. Thompson            President/Chief Executive Officer                      None
------------------------------ ------------------------------------------ ------------------------------
David M. Kittredge             Senior Vice President                                  None
------------------------------ ------------------------------------------ ------------------------------
Terrance Mullen                Senior Vice President                                  None
------------------------------ ------------------------------------------ ------------------------------
Donald Roberson                Senior Vice President                                  None
------------------------------ ------------------------------------------ ------------------------------
Margaret Skinner               Senior Vice President                                  None
------------------------------ ------------------------------------------ ------------------------------
David L. Ahrendt(1)            Vice President                                         None
------------------------------ ------------------------------------------ ------------------------------
Patrick J. Caulfield(2)        Vice President/Chief Compliance Officer                None
------------------------------ ------------------------------------------ ------------------------------
Phillip Cramer                 Vice President                                         None
------------------------------ ------------------------------------------ ------------------------------
Frederick J. Crawford          Vice President/Treasurer                               None
------------------------------ ------------------------------------------ ------------------------------
Daniel P. Hickey(2)            Vice President                                         None
------------------------------ ------------------------------------------ ------------------------------
Rochelle Krombolz              Vice President                                         None
------------------------------ ------------------------------------------ ------------------------------
William Lamoin                 Vice President                                         None
------------------------------ ------------------------------------------ ------------------------------
Gregory Smith                  Vice President                                         None
------------------------------ ------------------------------------------ ------------------------------
Michael S. Smith(3)            Vice President/Chief Financial
                               Officer/Chief Administrative Officer
------------------------------ ------------------------------------------ ------------------------------
Joyce L. Byrer                 Secretary                                              None
------------------------------ ------------------------------------------ ------------------------------

--------------------------------------------------------------------------------

(1)  1300 Clinton Street, Fort Wayne, IN 46802

(2)  350 Church Street, Hartford, CT 06103

(3)  1500 Market Street, Philadelphia, PA 19103

--------------------------------------------------------------------------------

               (c)      Not applicable.

Item 28.       Location of Accounts and Records.

               All accounts, records, and other documents required by Rule 31a-1 under the  Investment  Company Act of 1940 are  maintained at the offices of the  Registrant's  Custodian,  JPMorgan  Chase Bank, 4
               Chase  Metrotech  Center,  Brooklyn,  NY  11245;  Service  Agent,
               Delaware Service Company, Inc., 2005 Market Street, Philadelphia,
               PA 19103; and Manager,  Delaware Management Company,  2005 Market
               Street, Philadelphia, PA 19103.

Item 29.       Management Services.  Inapplicable.

Item 30.       Undertakings.  Inapplicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant  certifies that it meets all of the requirements for  effectiveness  of this  Registration  Statement under Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this
28th day of July, 2006.

                                              OPTIMUM FUND TRUST

                                              By:   /s/ John C. E. Campbell
                                                    John C. E. Campbell
                                                    President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities and on the dates indicated:

          Signature                    Title                           Date
--------------------------------------------------------------------------------

/s/ John C.E. Campbell          President/Chief Executive          July 28, 2006
John C.E. Campbell              Officer and Trustee

/s/ Mark S. Casady        *     Trustee                            July 28, 2006
Mark S. Casady

/s/ Nicholas D. Constan   *     Trustee                            July 28, 2006
Nicholas D. Constan

/s/ William W. Hennig     *     Trustee                            July 28, 2006
William W. Hennig

/s/ Durant Adams Hunter   *     Trustee                            July 28, 2006
Durant Adams Hunter

/s/ Kenneth R. Leibler    *     Trustee                            July 28, 2006
Kenneth R. Leibler

/s/ Stephen Paul Mullin   *     Trustee                            July 28, 2006
Stephen Paul Mullin

/s/ Robert A. Rudell      *     Trustee                            July 28, 2006
Robert A. Rudell

/s/ Jon Edward Socolofsky *     Trustee                            July 28, 2006
Jon Edward Socolofsky

/s/ Richard Salus         *     Chief Financial Officer            July 28, 2006
Richard Salus                   (Principal Financial Officer)

                          * By: /s/ John C.E. Campbell
                                John C.E. Campbell
                             as Attorney-in-Fact for
                          each of the persons indicated
                  (Pursuant to Powers of Attorney filed herein)

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Exhibits
                                       to
                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

   Exhibit No.     Exhibit

EX-99.b.       Amended and Restated By-Laws (December 6, 2005)

EX-99.d.2.     Executed Sub-Advisory  Agreement (October 21, 2005) between the Manager and Aberdeen  Asset  Management  Inc. with respect to
               Optimum Fixed Income Fund

EX-99.d.3.     Executed Sub-Advisory  Agreement (October 31, 2005) between
               the  Manager  and  AllianceBernstein  L.P.  (formerly,   Alliance
               Capital  Management  L.P.) with respect to Optimum  International
               Fund

EX.99.d.4.     Executed Sub-Advisory Agreement (July 31, 2003) between the
               Manager and Columbia Wanger Asset  Management,  L.P. with respect to Optimum Small Cap Growth Fund

EX.99.d.6.     Executed Sub-Advisory Agreement (December 21, 2005) between the Manager and The Killen  Group,  Inc.  with respect to Optimum
               Small Cap Value Fund

EX-99.d.7.     Executed Sub-Advisory Agreement (July 31, 2003) between the
               Manager  and  Marsico  Capital  Management,  LLC with  respect to
               Optimum Large Cap Growth Fund

EX-99.d.8.     Executed  Sub-Advisory  Agreement July 31, 2003 between the
               Manager and Massachusetts Financial Services Company with respect to Optimum Large Cap Value Fund.

EX-99.d.12.    Executed  Sub-Advisory   Agreement  (December  21,  2005)
               between the Manager and TCW  Investment  Management  Company with respect to Optimum Large Cap Value Fund

EX-99.h.2.     Form of Advisory  Expense  Limitation  Letter  (July 2006)
               between Delaware Management Company and the Registrant

EX-99.j.       Consent of Independent  Registered  Public  Accounting  Firm
               (July 2006)

EX-99.p.1.     Code of Ethics (February 2006) for the Delaware Investments
               Family of Funds

EX-99.p.2.     Code of Ethics  (February  2006) for Delaware  Investments
               (Delaware  Management  Company,  a series of Delaware  Management
               Business Trust, and Delaware Distributors, L.P.)

EX-99.p.3      Code  of  Ethics  (December  2005)  for  Lincoln  Financial
               Distributors, Inc.

EX-99.p.4      Code of Ethics (December 2005) for Aberdeen Asset Management
               Inc.

EX-99.p.5.     Code of Ethics (June 2006) for AllianceBernstein L.P.

EX-99.p. 8.    Code of Ethics (February 2006) for The Killen Group, Inc.

EX-99.p.11     Code of Ethics (September 2005) for Mondrian Investment Partners
               Limited

EX-99.q.       Powers of Attorney (2005)